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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2012 is filed herewith.

MainStay 130/30 Core Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 133.4% †
	Aerospace & Defense 1.7%
	Alliant Techsystems, Inc.	22,859	$1,058,829
	Engility Holdings, Inc. (a)	9,975	145,635
	General Dynamics Corp.	111	7,042
	Honeywell International, Inc.	113	6,559
	Huntington Ingalls Industries, Inc. (a)	53,570	2,088,694
	Lockheed Martin Corp.	229	20,443
	Northrop Grumman Corp.	7,531	498,552
	Textron, Inc. (b)	100,435	2,616,332
	United Technologies Corp.	19,925	1,483,217
			7,925,303
	Air Freight & Logistics 0.6%
	FedEx Corp. (b)	30,283	2,734,555
	United Parcel Service, Inc. Class B	101	7,636
			2,742,191
	Airlines 1.2%
	Copa Holdings S.A. Class A	9,813	760,802
	Delta Air Lines, Inc. (a)(b)	116,240	1,121,716
	Southwest Airlines Co.	140,115	1,287,657
	United Continental Holdings, Inc. (a)(b)	112,058	2,116,775
			5,286,950
	Auto Components 0.6%
	Delphi Automotive PLC (a)	71,003	2,015,775
	Lear Corp.	15,459	549,567
	TRW Automotive Holdings Corp. (a)	9,389	368,988
			2,934,330
	Automobiles 0.4%
	General Motors Co. (a)	575	11,333
	Thor Industries, Inc.	67,500	1,939,275
			1,950,608
	Beverages 2.3%
	Coca-Cola Co. (The) (b)	55,676	4,498,621
	Constellation Brands, Inc. Class A (a)(b)	79,962	2,255,728
	PepsiCo., Inc. (b)	49,657	3,611,553
			10,365,902
	Biotechnology 3.9%
	Amgen, Inc. (b)	30,674	2,533,672
	Amylin Pharmaceuticals, Inc. (a)	6,129	188,712
	Biogen Idec, Inc. (a)(b)	7,069	1,030,872
	Celgene Corp. (a)(b)	36,068	2,469,215
	Gilead Sciences, Inc. (a)(b)	46,554	2,529,279
	Incyte Corp., Ltd. (a)	68,745	1,717,938
	Myriad Genetics, Inc. (a)	88,265	2,193,385
	Onyx Pharmaceuticals, Inc. (a)	34,452	2,582,867
	United Therapeutics Corp. (a)(b)	42,370	2,321,029
	Vertex Pharmaceuticals, Inc. (a)	7,853	380,949
			17,947,918
	Building Products 1.5%
	Armstrong World Industries, Inc.	23,423	905,299
	Fortune Brands Home & Security, Inc. (a)(b)	108,962	2,410,239
	Lennox International, Inc. (b)	47,537	2,075,941
	Masco Corp. (b)	105,483	1,268,961
			6,660,440
	Capital Markets 2.5%
	Ameriprise Financial, Inc. (b)	114	5,896
	Bank of New York Mellon Corp. (The)	92,426	1,966,825
	BlackRock, Inc.	844	143,699
	Charles Schwab Corp. (The) (b)	123,096	1,554,703
	Legg Mason, Inc. (b)	49,182	1,205,943
	Northern Trust Corp.	31,342	1,422,927
	Raymond James Financial, Inc. (b)	53,170	1,787,575
	State Street Corp.	42,765	1,726,851
	TD Ameritrade Holding Corp. (b)	3,869	61,594
	Waddell & Reed Financial, Inc. Class A (b)	48,944	1,423,781
			11,299,794
	Chemicals 5.2%
	Albemarle Corp.	8,890	517,576
	Cabot Corp.	2,359	92,001
	CF Industries Holdings, Inc.	8,102	1,586,047
	Cytec Industries, Inc.	5,046	310,632
	Eastman Chemical Co. (b)	45,053	2,355,371
	Huntsman Corp. (b)	170,410	2,155,686
	LyondellBasell Industries, N.V., Class A	65,106	2,899,170
	Monsanto Co.	18,947	1,622,242
	Mosaic Co. (The) (b)	14,568	846,546
	NewMarket Corp.	4,851	1,115,148
	PPG Industries, Inc. (b)	25,136	2,751,387
	Rockwood Holdings, Inc. (b)	44,668	1,975,219
	Sherwin-Williams Co. (The)	1,189	159,742
	Valspar Corp. (The)	16,357	821,121
	W.R. Grace & Co. (a)	44,469	2,492,043
	Westlake Chemical Corp.	37,710	2,238,466
			23,938,397
	Commercial Banks 4.2%
	CapitalSource, Inc.	246,872	1,617,012
	Comerica, Inc. (b)	60,178	1,817,977
	East West Bancorp, Inc.	8,506	185,431
	Fifth Third Bancorp (b)	178,753	2,470,366
	First Republic Bank	40,207	1,307,934
	Huntington Bancshares, Inc.	124,925	776,409
	KeyCorp	274,516	2,190,638
	PNC Financial Services Group, Inc. (b)	20,045	1,184,659
	SunTrust Banks, Inc.	108,414	2,563,991
	SVB Financial Group (a)	18,407	1,064,109
	Wells Fargo & Co. (b)	125,182	4,232,403
			19,410,929
	Commercial Services & Supplies 0.9%
	Avery Dennison Corp.	8,818	271,506
	Corrections Corporation of America	78,086	2,426,913
	Covanta Holding Corp.	57,562	988,915
	R.R. Donnelley & Sons Co. (b)	52,836	640,373
			4,327,707
	Communications Equipment 1.3%
	Brocade Communications Systems, Inc. (a)	209,288	1,040,162
	Cisco Systems, Inc. (b)	194,997	3,110,202
	EchoStar Corp. Class A (a)	29,536	850,637
	QUALCOMM, Inc. (b)	15,699	936,916
			5,937,917
	Computers & Peripherals 6.3%
¤	Apple, Inc. (a)(b)	34,063	20,804,318
	Dell, Inc. (a)(b)	133,946	1,591,278
	Diebold, Inc.	57,617	1,863,910
	EMC Corp. (a)(b)	134,354	3,521,418
	Western Digital Corp. (a)	31,289	1,244,364
			29,025,288
	Construction & Engineering 0.7%
	Chicago Bridge & Iron Co. N.V. (b)	32,514	1,162,051
	URS Corp.	52,133	1,828,304
			2,990,355
	Consumer Finance 1.9%
	American Express Co. (b)	44,329	2,558,227
	Capital One Financial Corp.	58,400	3,299,016
	Discover Financial Services (b)	82,101	2,952,352
			8,809,595
	Diversified Consumer Services 0.3%
	Apollo Group, Inc. Class A (a)	11,742	319,382
	H&R Block, Inc.	75,336	1,215,170
			1,534,552
	Diversified Financial Services 2.2%
	Bank of America Corp.	496,910	3,647,320
	Citigroup, Inc.	13,240	359,201
	Interactive Brokers Group, Inc.	14,485	200,617
	JPMorgan Chase & Co. (b)	158,297	5,698,692
			9,905,830
	Diversified Telecommunication Services 2.9%
¤	AT&T, Inc. (b)	173,648	6,584,732
	tw telecom, Inc. (a)	19,745	496,192
¤	Verizon Communications, Inc. (b)	142,730	6,442,832
			13,523,756
	Electric Utilities 0.3%
	Duke Energy Corp. (a)	2,053	139,152
	Entergy Corp.	795	57,773
	Exelon Corp.	22,347	874,215
	Southern Co.	4,081	196,500
			1,267,640
	Electrical Equipment 0.6%
	Cooper Industries PLC	5,260	378,089
	Emerson Electric Co.	14,474	691,423
	General Cable Corp. (a)	71,320	1,863,591
			2,933,103
	Electronic Equipment & Instruments 0.9%
	Dolby Laboratories, Inc. Class A (a)	38,984	1,374,186
	Ingram Micro, Inc. Class A (a)	14,420	216,156
	Itron, Inc. (a)(b)	47,692	1,858,557
	Tech Data Corp. (a)(b)	14,161	709,466
	Vishay Intertechnology, Inc. (a)	19,514	192,603
			4,350,968
	Energy Equipment & Services 2.0%
	Diamond Offshore Drilling, Inc.	25,974	1,699,219
	Halliburton Co. (b)	46,525	1,541,373
	Helmerich & Payne, Inc. (b)	27,407	1,274,425
	McDermott International, Inc. (a)	99,234	1,161,038
	Nabors Industries, Ltd. (a)	78,405	1,085,125
	RPC, Inc. (b)	77,440	1,041,568
	Schlumberger, Ltd.	11,360	809,514
	Superior Energy Services, Inc. (a)(b)	23,376	506,558
			9,118,820
	Food & Staples Retailing 3.8%
	Costco Wholesale Corp. (b)	38,149	3,669,171
	CVS Caremark Corp. (b)	89,931	4,069,378
	Kroger Co. (The) (b)	75,712	1,678,535
¤	Wal-Mart Stores, Inc. (b)	84,595	6,296,406
	Walgreen Co.	41,301	1,501,704
	Whole Foods Market, Inc.	4,029	369,781
			17,584,975
	Food Products 1.3%
	Archer-Daniels-Midland Co. (b)	68,501	1,787,191
	Bunge, Ltd.	14,518	954,849
	Dean Foods Co. (a)(b)	147,001	1,818,403
	Kraft Foods, Inc. Class A	230	9,133
	Smithfield Foods, Inc. (a)	33,194	614,089
	Tyson Foods, Inc. Class A (b)	61,521	923,430
			6,107,095
	Gas Utilities 0.3%
	ONEOK, Inc. (b)	34,558	1,538,177

	Health Care Equipment & Supplies 1.3%
	Boston Scientific Corp. (a)	302,620	1,564,545
	Gen-Probe, Inc. (a)	1,453	120,149
	Hill-Rom Holdings, Inc. (b)	70,312	1,838,659
	ResMed, Inc. (a)(b)	73,158	2,308,866
	Zimmer Holdings, Inc.	4,429	261,001
			6,093,220
	Health Care Providers & Services 4.5%
	Aetna, Inc. (b)	63,613	2,293,885
	AMERIGROUP Corp. (a)	796	71,545
	AmerisourceBergen Corp. (b)	66,629	2,645,171
	Community Health Systems, Inc. (a)	83,219	2,048,020
	Express Scripts Holding Co. (a)	39,281	2,275,941
	HCA Holdings, Inc. (b)	86,940	2,302,171
	Humana, Inc.	19,737	1,215,799
	Lincare Holdings, Inc. (b)	1,426	59,036
	McKesson Corp. (b)	25,320	2,297,284
	Omnicare, Inc. (b)	27,409	860,917
	UnitedHealth Group, Inc. (b)	73,509	3,755,575
	WellPoint, Inc.	13,015	693,569
			20,518,913
	Health Care Technology 0.2%
	Allscripts Healthcare Solutions, Inc. (a)(b)	76,982	708,235
	Cerner Corp. (a)	460	34,003
			742,238
	Hotels, Restaurants & Leisure 3.2%
	Brinker International, Inc. (b)	65,487	2,122,434
	International Game Technology (b)	89,240	1,010,197
	Marriott International, Inc. Class A (b)	55,157	2,008,818
	McDonald's Corp. (b)	9,304	831,405
	MGM Resorts International (a)(b)	4,175	39,746
	Panera Bread Co. Class A (a)	2,409	379,393
	Penn National Gaming, Inc. (a)(b)	37,192	1,447,513
	Royal Caribbean Cruises, Ltd.	50,620	1,264,488
	Starwood Hotels & Resorts Worldwide, Inc.	1,209	65,467
	Wendy's Co. (The)	193,523	888,270
	Wyndham Worldwide Corp. (b)	48,396	2,519,012
	Wynn Resorts, Ltd.	25,020	2,345,625
			14,922,368
	Household Durables 1.8%
	Garmin, Ltd.	56,505	2,181,658
	Jarden Corp.	55,051	2,488,305
	Leggett & Platt, Inc.	21,854	506,576
	PulteGroup, Inc. (a)	233,081	2,633,815
	Tempur-Pedic International, Inc. (a)	17,319	493,419
			8,303,773
	Household Products 0.8%
	Procter & Gamble Co. (The) (b)	55,450	3,578,743

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)(b)	87,211	1,051,765

	Industrial Conglomerates 2.2%
	3M Co.	16,538	1,508,762
	Carlisle Cos., Inc.	12,015	606,637
	General Electric Co. (b)	232,568	4,825,786
	Tyco International, Ltd.	57,365	3,151,633
			10,092,818
	Insurance 5.8%
	Aflac, Inc. (b)	68,199	2,985,752
	Alleghany Corp. (a)	3,372	1,166,071
	Allied World Assurance Co. Holdings, Ltd.	15,303	1,154,305
	American Financial Group, Inc. (b)	3,874	146,089
	American International Group, Inc. (a)(b)	53,510	1,673,258
	American National Insurance Co.	772	54,372
	Arch Capital Group, Ltd. (a)	19,635	761,838
	Assurant, Inc.	5,527	200,133
	Axis Capital Holdings, Ltd.	38,443	1,263,237
	Berkshire Hathaway, Inc. Class B (a)(b)	30,613	2,597,207
	Chubb Corp. (The)	7,630	554,625
	Everest Re Group, Ltd.	5,361	545,214
	Hartford Financial Services Group, Inc. (The)	78,497	1,291,276
	MetLife, Inc. (b)	80,252	2,469,354
	Principal Financial Group, Inc. (b)	60,890	1,558,175
	ProAssurance Corp.	2,607	233,509
	Protective Life Corp.	67,094	1,872,593
	Prudential Financial, Inc. (b)	47,409	2,288,906
	Reinsurance Group of America, Inc.	15,216	847,075
	StanCorp Financial Group, Inc.	5,666	168,620
	Travelers Cos., Inc. (The) (b)	23,954	1,500,718
	Validus Holdings, Ltd.	35,558	1,156,702
			26,489,029
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	4,948	1,154,368
	Expedia, Inc.	21,717	1,237,652
	Liberty Interactive Corp. (a)	58,330	1,092,521
			3,484,541
	Internet Software & Services 3.1%
	Akamai Technologies, Inc. (a)	58,238	2,048,813
	AOL, Inc. (a)(b)	39,723	1,265,575
	Equinix, Inc. (a)	3,532	629,331
¤	Google, Inc. Class A (a)(b)	12,107	7,663,368
	IAC / InterActiveCorp	49,097	2,582,993
			14,190,080
	IT Services 6.1%
	Accenture PLC Class A	58,156	3,506,807
	Alliance Data Systems Corp. (a)(b)	15,229	1,979,770
	Booz Allen Hamilton Holding Corp. (b)	8,009	139,597
	Computer Sciences Corp.	51,222	1,261,086
	CoreLogic, Inc. (a)	100,301	2,306,923
	DST Systems, Inc.	32,296	1,740,754
	Fidelity National Information Services, Inc.	18,840	592,330
¤	International Business Machines Corp. (b)	43,332	8,492,205
	Lender Processing Services, Inc.	87,483	2,158,206
	MasterCard, Inc. Class A	4,550	1,986,393
	NeuStar, Inc. Class A (a)(b)	36,071	1,277,274
	Teradata Corp. (a)	2,128	143,895
	Total System Services, Inc. (b)	77,692	1,837,416
	Vantiv, Inc. Class A (a)	10,614	239,452
	Western Union Co. (The) (b)	30,669	534,561
			28,196,669
	Leisure Equipment & Products 0.2%
	Polaris Industries, Inc. (b)	14,133	1,062,236

	Life Sciences Tools & Services 1.4%
	Agilent Technologies, Inc. (b)	67,910	2,600,274
	Charles River Laboratories International, Inc. (a)(b)	57,178	1,945,768
	Covance, Inc. (a)(b)	32,713	1,535,548
	Illumina, Inc. (a)	13,294	551,302
			6,632,892
	Machinery 2.5%
	AGCO Corp. (a)(b)	37,841	1,658,949
	Caterpillar, Inc. (b)	13,889	1,169,593
	Cummins, Inc. (b)	30,877	2,961,104
	Ingersoll-Rand PLC	61,751	2,618,860
	ITT Corp. (b)	48,017	899,839
	Oshkosh Corp. (a)	8,818	198,581
	PACCAR, Inc. (b)	21,115	844,811
	Parker Hannifin Corp. (b)	3,539	284,253
	Toro Co. (The)	23,492	883,299
			11,519,289
	Media 6.2%
	Charter Communications, Inc. Class A (a)(b)	31,889	2,452,902
	Cinemark Holdings, Inc.	45,723	1,069,004
	Clear Channel Outdoor Holdings, Inc. Class A (a)	6,753	34,170
	Comcast Corp. Class A (b)	65,205	2,122,423
	DIRECTV Class A (a)(b)	67,291	3,341,671
	DISH Network Corp. Class A (b)	38,410	1,181,492
	Gannett Co., Inc. (b)	166,135	2,344,165
	Interpublic Group of Cos., Inc. (The) (b)	213,004	2,102,349
	McGraw-Hill Cos., Inc. (The) (b)	13,513	634,570
	News Corp. Class A	83,144	1,913,975
	Omnicom Group, Inc. (b)	16,145	810,156
	Regal Entertainment Group Class A (b)	151,203	2,089,625
	Scripps Networks Interactive Class A	4,076	219,493
	Time Warner Cable, Inc.	37,468	3,182,157
	Viacom, Inc. Class B (b)	23,071	1,077,646
	Virgin Media, Inc. (b)	87,436	2,393,998
	Walt Disney Co. (The) (b)	11,900	584,766
	Washington Post Co. Class B	2,817	953,555
			28,508,117
	Metals & Mining 0.9%
	Cliffs Natural Resources, Inc. (b)	5,065	207,108
	Freeport-McMoRan Copper & Gold, Inc. (b)	96,536	3,250,367
	Newmont Mining Corp.	745	33,130
	Steel Dynamics, Inc. (b)	63,742	821,634
			4,312,239
	Multi-Utilities 0.5%
	Ameren Corp.	2,595	88,775
	CenterPoint Energy, Inc. (b)	24,228	510,242
	Consolidated Edison, Inc.	13,874	894,873
	DTE Energy Co.	3,179	195,095
	Public Service Enterprise Group, Inc.	12,945	430,292
			2,119,277
	Multiline Retail 1.5%
	Big Lots, Inc. (a)	53,450	2,165,260
	Dillard's, Inc. Class A	31,893	2,080,380
	Macy's, Inc.	76,480	2,741,043
			6,986,683
	Oil, Gas & Consumable Fuels 11.6%
	Apache Corp. (b)	26,959	2,321,709
¤	Chevron Corp. (b)	86,177	9,443,276
	ConocoPhillips (b)	68,613	3,735,292
	EOG Resources, Inc.	7,681	752,815
¤	ExxonMobil Corp. (b)	178,718	15,521,658
	HollyFrontier Corp. (b)	54,685	2,044,672
	Marathon Oil Corp. (b)	101,641	2,690,437
	Marathon Petroleum Corp. (b)	63,356	2,996,739
	Murphy Oil Corp. (b)	38,974	2,091,345
	Occidental Petroleum Corp. (b)	51,469	4,479,347
	Phillips 66	41,173	1,548,105
	Sunoco, Inc.	4,377	210,928
	Tesoro Corp. (a)(b)	80,654	2,230,083
	Valero Energy Corp. (b)	110,850	3,048,375
	WPX Energy, Inc. (a)	15,073	240,414
			53,355,195
	Paper & Forest Products 0.7%
	Domtar Corp. (b)	27,228	2,011,060
	International Paper Co. (b)	33,672	1,104,778
			3,115,838
	Personal Products 0.2%
	Herbalife, Ltd.	19,476	1,069,038

	Pharmaceuticals 4.1%
	Abbott Laboratories (b)	16,178	1,072,763
	Eli Lilly & Co. (b)	61,584	2,711,543
	Forest Laboratories, Inc. (a)	16,860	565,653
	Johnson & Johnson (b)	55,909	3,870,021
	Merck & Co., Inc. (b)	46,275	2,043,967
	Pfizer, Inc. (b)	257,076	6,180,107
	Warner Chilcott PLC Class A (a)	128,900	2,191,300
			18,635,354
	Professional Services 0.7%
	Dun & Bradstreet Corp.	700	56,133
	Equifax, Inc.	10,377	486,059
	Robert Half International, Inc. (b)	28,883	780,130
	Towers Watson & Co. Class A	28,435	1,667,144
			2,989,466
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	12,208	882,761
	CBL & Associates Properties, Inc.	117,578	2,319,814
	Chimera Investment Corp.	802,837	1,734,128
	Hospitality Properties Trust	81,919	1,988,174
	Public Storage (b)	13,920	2,073,384
	Simon Property Group, Inc. (b)	1,574	252,611
			9,250,872
	Road & Rail 1.4%
	Con-way, Inc. (b)	59,107	2,105,391
	CSX Corp. (b)	47,323	1,085,590
	Hertz Global Holdings, Inc. (a)(b)	8,875	99,933
	J.B. Hunt Transport Services, Inc.	17,668	972,093
	Union Pacific Corp.	17,511	2,147,024
			6,410,031
	Semiconductors & Semiconductor Equipment 4.5%
	Advanced Micro Devices, Inc. (a)	361,541	1,467,856
	Applied Materials, Inc. (b)	57,862	630,117
	Broadcom Corp. Class A (a)(b)	57,399	1,944,678
	Cypress Semiconductor Corp. (a)(b)	154,749	1,654,267
	Intel Corp. (b)	170,244	4,375,271
	KLA-Tencor Corp.	34,018	1,731,856
	Lam Research Corp. (a)(b)	27,095	932,339
	Marvell Technology Group, Ltd.	126,939	1,429,333
	Micron Technology, Inc. (a)	284,791	1,768,552
	NVIDIA Corp. (a)(b)	194,627	2,635,250
	ON Semiconductor Corp. (a)	328,791	2,281,810
			20,851,329
	Software 6.0%
	Adobe Systems, Inc. (a)(b)	3,598	111,106
	Ariba, Inc. (a)	2,409	107,032
	Autodesk, Inc. (a)(b)	46,949	1,592,510
	BMC Software, Inc. (a)(b)	59,732	2,365,387
	CA, Inc. (b)	67,087	1,614,784
	Cadence Design Systems, Inc. (a)(b)	156,761	1,915,619
	Compuware Corp. (a)(b)	39,646	365,140
¤	Microsoft Corp. (b)	318,375	9,382,511
	Oracle Corp. (b)	201,949	6,098,860
	Symantec Corp. (a)	98,010	1,543,658
	Synopsys, Inc. (a)(b)	79,785	2,416,688
			27,513,295
	Specialty Retail 5.6%
	Aaron's, Inc. (b)	72,672	2,131,470
	Advance Auto Parts, Inc. (b)	27,759	1,947,294
	American Eagle Outfitters, Inc.	113,117	2,355,096
	Ascena Retail Group, Inc. (a)	110,834	2,032,696
	Bed Bath & Beyond, Inc. (a)	11,283	687,699
	Best Buy Co., Inc. (b)	77	1,393
	Chico's FAS, Inc. (b)	143,394	2,196,796
	DSW, Inc. Class A (b)	13,016	769,506
	Foot Locker, Inc. (b)	75,528	2,493,934
	Gap, Inc. (The)	50,734	1,496,146
	Guess?, Inc.	4,912	147,851
	Home Depot, Inc. (The)	12,293	641,449
	Lowe's Cos., Inc.	122,266	3,101,888
	O'Reilly Automotive, Inc. (a)(b)	24,675	2,115,634
	PetSmart, Inc.	36,586	2,418,700
	TJX Cos., Inc.	21,518	952,817
			25,490,369
	Textiles, Apparel & Luxury Goods 0.4%
	Carter's, Inc. (a)	10,574	535,785
	Coach, Inc. (b)	10,210	503,659
	Ralph Lauren Corp.	4,055	585,299
			1,624,743
	Thrifts & Mortgage Finance 0.2%
	Hudson City Bancorp, Inc.	127,830	811,720

	Tobacco 1.7%
	Altria Group, Inc.	2,863	102,982
	Lorillard, Inc.	1,989	255,865
¤	Philip Morris International, Inc. (b)	82,050	7,502,652
			7,861,499
	Trading Companies & Distributors 0.6%
	United Rentals, Inc. (a)	70,802	2,046,886
	WESCO International, Inc. (a)	13,217	736,319
			2,783,205
	Wireless Telecommunication Services 0.7%
	Sprint Nextel Corp. (a)	422,341	1,841,407
	Telephone & Data Systems, Inc.	48,674	1,179,371
	United States Cellular Corp. (a)	150	6,168
			3,026,946
	Total Common Stocks (Cost $573,302,517)		613,012,330

	Exchange Traded Fund 0.3% (c)
	S&P 500 Index - SPDR Trust Series 1	10,293	1,417,449

	Total Exchange Traded Fund (Cost $1,390,022)		1,417,449

		Number of Warrants	Value
	Warrants 0.0%‡
	Oil, Gas & Consumable Fuels 0.0%‡
	Kinder Morgan, Inc. Strike Price $40.00 Expires 2/15/17 (a)	11,648	34,362

	Total Warrants (Cost $22,208)		34,362

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $406,945 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $405,000 and a Market Value of $417,646)	$406,945	406,945

	Total Short-Term Investment (Cost $406,945)		406,945

	Total Investments, Before Investments Sold Short (Cost $575,121,692) (d)	133.8%	614,871,086

		Shares	Value
	Investments Sold Short (33.8%)
	Common Stocks Sold Short (33.8%)
	Aerospace & Defense (0.7%)
	Exelis, Inc.	(178,256)	(1,675,606)
	Spirit Aerosystems Holdings, Inc. Class A (a)	(70,977)	(1,667,960)
			(3,343,566)
	Auto Components (1.1%)
	Gentex Corp.	(102,810)	(1,645,988)
	Goodyear Tire & Rubber Co. (The) (a)	(171,540)	(1,964,133)
	Johnson Controls, Inc.	(60,494)	(1,491,177)
			(5,101,298)
	Automobiles (0.3%)
	Tesla Motors, Inc. (a)	(55,556)	(1,523,346)

	Biotechnology (0.0%)‡
	Human Genome Sciences, Inc. (a)	(1)	(14)

	Capital Markets (0.8%)
	E*TRADE Financial Corp. (a)	(198,726)	(1,516,279)
	Jefferies Group, Inc.	(70,535)	(884,509)
	Morgan Stanley	(92,176)	(1,259,124)
			(3,659,912)
	Chemicals (0.6%)
	Kronos Worldwide, Inc.	(52,306)	(885,017)
	Scotts Miracle-Gro Co. (The) Class A	(43,134)	(1,721,047)
			(2,606,064)
	Commercial Banks (0.7%)
	First Citizens BancShares, Inc. Class A	(218)	(35,815)
	Synovus Financial Corp.	(480,200)	(912,380)
	TCF Financial Corp.	(157,146)	(1,623,318)
	Valley National Bancorp	(45,309)	(421,374)
			(2,992,887)
	Commercial Services & Supplies (0.0%)‡
	Stericycle, Inc. (a)	(1,108)	(102,878)

	Communications Equipment (0.4%)
	Acme Packet, Inc. (a)	(75,003)	(1,188,798)
	JDS Uniphase Corp. (a)	(71,511)	(703,668)
	Motorola Solutions, Inc.	(915)	(44,231)
	Tellabs, Inc.	(1)	(3)
			(1,936,700)
	Computers & Peripherals (0.7%)
	Fusion-io, Inc. (a)	(92,363)	(1,765,980)
	SanDisk Corp. (a)	(36,751)	(1,511,569)
			(3,277,549)
	Construction & Engineering (0.4%)
	Jacobs Engineering Group, Inc. (a)	(4,020)	(155,051)
	Quanta Services, Inc. (a)	(46,252)	(1,063,333)
	Shaw Group, Inc. (The) (a)	(17,009)	(662,501)
			(1,880,885)
	Construction Materials (0.2%)
	Vulcan Materials Co.	(27,665)	(1,071,742)

	Containers & Packaging (0.4%)
	Sealed Air Corp.	(98,444)	(1,594,793)

	Diversified Consumer Services (0.1%)
	DeVry, Inc.	(30,974)	(608,020)

	Diversified Telecommunication Services (0.5%)
	Level 3 Communications, Inc. (a)	(106,286)	(2,048,131)

	Electrical Equipment (0.8%)
	GrafTech International, Ltd. (a)	(180,847)	(1,889,851)
	Polypore International, Inc. (a)	(47,432)	(1,762,573)
			(3,652,424)
	Electronic Equipment & Instruments (1.2%)
	IPG Photonics Corp. (a)	(39,544)	(2,049,566)
	National Instruments Corp.	(58,879)	(1,521,433)
	Trimble Navigation, Ltd. (a)	(38,787)	(1,716,713)
			(5,287,712)
	Energy Equipment & Services (1.0%)
	Baker Hughes, Inc.	(1,607)	(74,436)
	Cameron International Corp. (a)	(6,402)	(321,829)
	CARBO Ceramics, Inc.	(23,501)	(1,508,294)
	FMC Technologies, Inc. (a)	(3,007)	(135,676)
	Oil States International, Inc. (a)	(6,388)	(464,408)
	Rowan Cos. PLC Class A (a)	(64,509)	(2,266,201)
			(4,770,844)
	Food Products (0.6%)
	Green Mountain Coffee Roasters, Inc. (a)	(46,652)	(851,865)
	Hillshire Brands Co.	(42,493)	(1,088,246)
	Mead Johnson Nutrition Co.	(12,144)	(886,026)
			(2,826,137)
	Health Care Equipment & Supplies (0.4%)
	Edwards Lifesciences Corp. (a)	(18,796)	(1,902,155)

	Health Care Providers & Services (0.6%)
	Brookdale Senior Living, Inc. (a)	(104,661)	(1,722,720)
	Catamaran Corp. (a)	(11,485)	(970,597)
			(2,693,317)
	Hotels, Restaurants & Leisure (0.2%)
	Dunkin' Brands Group, Inc.	(29,945)	(906,735)

	Household Durables (0.7%)
	Lennar Corp. Class A	(55,112)	(1,609,822)
	Toll Brothers, Inc. (a)	(55,254)	(1,611,759)
			(3,221,581)
	Independent Power Producers & Energy Traders (0.0%)‡
	GenOn Energy, Inc. (a)	(1)	(2)

	Insurance (1.5%)
	Genworth Financial, Inc. Class A (a)	(329,866)	(1,662,525)
	Kemper Corp.	(477)	(15,607)
	MBIA, Inc. (a)	(176,220)	(1,682,901)
	Old Republic International Corp.	(200,653)	(1,617,263)
	XL Group PLC	(94,161)	(1,944,425)
			(6,922,721)
	Internet & Catalog Retail (0.1%)
	Groupon, Inc. (a)	(44,889)	(298,961)
	HomeAway, Inc. (a)	(8,057)	(184,989)
	TripAdvisor, Inc. (a)	(3,267)	(122,218)
			(606,168)
	Internet Software & Services (0.3%)
	Facebook, Inc. (a)	(16,017)	(347,729)
	LinkedIn Corp. Class A (a)	(11,041)	(1,133,359)
			(1,481,088)
	IT Services (0.9%)
	Global Payments, Inc.	(49,530)	(2,120,875)
	VeriFone Systems, Inc. (a)	(53,833)	(1,953,599)
			(4,074,474)
	Life Sciences Tools & Services (0.1%)
	Bruker Corp. (a)	(22,482)	(265,737)
	QIAGEN N.V. (a)	(16,449)	(289,667)
			(555,404)
	Machinery (1.9%)
	CNH Global N.V. (a)	(18,661)	(711,357)
	Colfax Corp. (a)	(60,555)	(1,752,462)
	Joy Global, Inc.	(37,486)	(1,947,023)
	Manitowoc Co., Inc. (The)	(159,834)	(1,918,008)
	Navistar International Corp. (a)	(1,236)	(30,405)
	SPX Corp.	(19,847)	(1,205,110)
	Terex Corp. (a)	(47,572)	(927,654)
			(8,492,019)
	Marine (0.2%)
	Matson, Inc.	(43,235)	(1,061,852)

	Media (1.2%)
	AMC Networks, Inc. (a)	(1)	(43)
	DreamWorks Animation SKG, Inc. Class A (a)	(93,437)	(1,793,991)
	Liberty Media Corp. - Liberty Capital Class A (a)	(21,274)	(2,012,520)
	Madison Square Garden Co. (The) Class A (a)	(6,670)	(241,788)
	Pandora Media, Inc. (a)	(151,601)	(1,496,302)
			(5,544,644)
	Metals & Mining (2.0%)
	Allied Nevada Gold Corp. (a)	(62,183)	(1,607,431)
	Carpenter Technology Corp.	(6,282)	(300,657)
	Commercial Metals Co.	(71,488)	(921,480)
	Compass Minerals International, Inc.	(6,363)	(460,299)
	Molycorp, Inc. (a)	(89,517)	(1,559,386)
	Royal Gold, Inc.	(27,480)	(2,079,686)
	Tahoe Resources, Inc. (a)	(13,522)	(205,805)
	Titanium Metals Corp.	(157,618)	(1,837,826)
	United States Steel Corp.	(13,079)	(270,081)
			(9,242,651)
	Multiline Retail (0.8%)
	J.C. Penney Co., Inc.	(96,489)	(2,171,968)
	Sears Holdings Corp. (a)	(33,088)	(1,637,525)
			(3,809,493)
	Office Electronics (0.3%)
	Zebra Technologies Corp. Class A (a)	(38,129)	(1,316,976)

	Oil, Gas & Consumable Fuels (4.7%)
	Alpha Natural Resources, Inc. (a)	(24,856)	(174,241)
	Cabot Oil & Gas Corp.	(53,426)	(2,254,043)
	Cheniere Energy, Inc. (a)	(66,518)	(906,640)
	Chesapeake Energy Corp.	(4,148)	(78,065)
	Cobalt International Energy, Inc. (a)	(87,386)	(2,193,389)
	CONSOL Energy, Inc.	(38,545)	(1,117,034)
	EQT Corp.	(14,354)	(809,566)
	EXCO Resources, Inc.	(163,855)	(1,153,539)
	Golar LNG, Ltd.	(47,166)	(1,823,438)
	Kosmos Energy, Ltd. (a)	(48,741)	(464,989)
	Laredo Petroleum Holdings, Inc. (a)	(34,823)	(800,232)
	Range Resources Corp.	(32,284)	(2,020,978)
	SandRidge Energy, Inc. (a)	(178,135)	(1,214,881)
	Teekay Corp.	(62,168)	(1,910,423)
	Ultra Petroleum Corp. (a)	(94,010)	(2,233,678)
	World Fuel Services Corp.	(55,201)	(2,235,088)
			(21,390,224)
	Personal Products (0.1%)
	Avon Products, Inc.	(30,488)	(472,259)

	Pharmaceuticals (0.1%)
	Salix Pharmaceuticals, Ltd. (a)	(5,486)	(245,883)

	Real Estate Management & Development (0.9%)
	Alexander & Baldwin, Inc. (a)	(17,051)	(546,314)
	Forest City Enterprises, Inc. Class A (a)	(39,318)	(554,777)
	Howard Hughes Corp. (The) (a)	(22,987)	(1,416,689)
	St. Joe Co. (The) (a)	(101,924)	(1,725,573)
			(4,243,353)
	Semiconductors & Semiconductor Equipment (1.0%)
	Atmel Corp. (a)	(312,832)	(1,833,195)
	Cree, Inc. (a)	(1)	(24)
	Freescale Semiconductor, Ltd. (a)	(157,537)	(1,680,920)
	LSI Corp. (a)	(173,350)	(1,196,115)
			(4,710,254)
	Software (1.9%)
	Concur Technologies, Inc. (a)	(31,167)	(2,105,019)
	Fortinet, Inc. (a)	(35,903)	(862,031)
	Informatica Corp. (a)	(48,344)	(1,426,632)
	NetSuite, Inc. (a)	(33,313)	(1,843,541)
	Salesforce.com, Inc. (a)	(6,487)	(806,723)
	Splunk, Inc. (a)	(60,604)	(1,781,758)
			(8,825,704)
	Specialty Retail (1.4%)
	AutoNation, Inc. (a)	(25,757)	(1,015,599)
	CarMax, Inc. (a)	(75,550)	(2,102,556)
	GNC Holdings, Inc. Class A	(8,404)	(323,806)
	Tiffany & Co.	(36,914)	(2,027,686)
	Tractor Supply Co.	(10,896)	(990,120)
			(6,459,767)
	Textiles, Apparel & Luxury Goods (0.9%)
	Deckers Outdoor Corp. (a)	(36,794)	(1,534,678)
	Fossil, Inc. (a)	(1,056)	(75,704)
	Under Armour, Inc. Class A (a)	(41,245)	(2,245,378)
			(3,855,760)
	Thrifts & Mortgage Finance (0.3%)
	TFS Financial Corp. (a)	(150,799)	(1,419,019)

	Trading Companies & Distributors (0.3%)
	Air Lease Corp. (a)	(65,803)	(1,295,003)
	MRC Global, Inc. (a)	(7,894)	(182,430)
			(1,477,433)
	Wireless Telecommunication Services (0.5%)
	Clearwire Corp. Class A (a)	(1,563,877)	(1,782,820)
	NII Holdings, Inc. (a)	(54,915)	(370,676)
			(2,153,496)
	Total Investments Sold Short (Proceeds $166,666,836)	(33.8)%	(155,369,334)
	Total Investments, Net of Investments Sold Short (Cost $408,454,856)	100.0	459,501,752
	Other Assets, Less Liabilities	(0.0)‡	(165,408)
	Net Assets	100.0%	$459,336,344

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	As of July 31, 2012, cost is $581,445,785 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$58,155,981
Gross unrealized depreciation	(24,730,680)
Net unrealized appreciation	$33,425,301

The following abbreviation is used in the above portfolio:

SPDR	- Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$613,012,330	$—	$—	$613,012,330
Exchange Traded Fund	1,417,449	—	—	1,417,449
Warrants	34,362	—	—	34,362
Short-Term Investment
Repurchase Agreement	—	406,945	—	406,945
Total Investments in Securities	$614,464,141	$406,945	$—	$614,871,086

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(155,369,334)	$—	$—	$(155,369,334)
Total Investments in Securities Sold Short	$(155,369,334)	$—	$—	$(155,369,334)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 International Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 120.5% †
	Australia 12.2%
	Aditya Birla Minerals, Ltd. (Metals & Mining)	25,614	$11,171
	Arrium, Ltd. (Metals & Mining)	830,949	628,736
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks)	43,332	1,071,955
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	778,687	900,155
	BGP Holdings PLC (Diversified Financial Services) (a)(b)	106,339	11
	BHP Billiton, Ltd. (Metals & Mining)	43,684	1,465,827
	Billabong International, Ltd. (Textiles, Apparel & Luxury Goods)	110,512	157,366
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels)	37,257	553,237
	Challenger, Ltd. (Diversified Financial Services)	119,792	421,730
	Commonwealth Bank of Australia (Commercial Banks)	5,583	337,539
	CSL, Ltd. (Biotechnology)	30,488	1,368,102
	Emeco Holdings, Ltd. (Trading Companies & Distributors)	587,310	469,075
	Fortescue Metals Group, Ltd. (Metals & Mining)	208,009	902,804
	Goodman Fielder, Ltd. (Food Products)	292,282	148,972
	GrainCorp, Ltd. (Food Products)	83,787	810,957
	Grange Resources, Ltd. (Metals & Mining)	365,844	138,408
	Iluka Resources, Ltd. (Metals & Mining)	80,787	807,390
	Imdex, Ltd. (Metals & Mining)	112,125	185,586
	Macmahon Holdings, Ltd. (Construction & Engineering)	373,514	237,478
	Macquarie Group, Ltd. (Capital Markets)	40,418	1,061,033
	Medusa Mining, Ltd. (Metals & Mining)	23,707	121,081
	Mount Gibson Iron, Ltd. (Metals & Mining)	115,527	115,944
	National Australia Bank, Ltd. (Commercial Banks)	19,689	516,866
	Newcrest Mining, Ltd. (Metals & Mining)	19,409	479,328
	NRW Holdings, Ltd. (Construction & Engineering)	38,203	116,026
	OZ Minerals, Ltd. (Metals & Mining)	21,826	173,403
	Panoramic Resources, Ltd. (Metals & Mining)	19,645	12,284
	QBE Insurance Group, Ltd. (Insurance)	87,428	1,289,969
	Ramelius Resources, Ltd. (Metals & Mining) (c)	5,911	3,106
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	873,235	555,198
	Silver Lake Resources, Ltd. (Metals & Mining) (c)	1	3
	Spark Infrastructure Group (Electric Utilities) (d)	174,651	299,171
	St. Barbara, Ltd. (Metals & Mining) (c)	241,611	352,934
	Suncorp-Metway, Ltd. (Insurance)	23,227	207,235
	TABCORP Holdings, Ltd. (Hotels, Restaurants & Leisure)	49,600	169,405
	Telstra Corp, Ltd. (Diversified Telecommunication Services)	316,076	1,328,657
	Western Areas NL (Metals & Mining)	162	596
	Westfield Group (Real Estate Investment Trusts)	81,235	853,699
	Westpac Banking Corp. (Commercial Banks)	2,586	63,049
			18,335,486
	Austria 1.4%
	AMG A.G. (Semiconductors & Semiconductor Equipment)	10,267	836,041
	OMV A.G. (Oil, Gas & Consumable Fuels)	18,516	582,766
	Raiffeisen International Bank Holding A.G. (Commercial Banks) (e)	20,427	674,957
	Strabag SE (Construction & Engineering) (e)	396	8,950
	Voestalpine A.G. (Metals & Mining) (e)	1,694	46,167
			2,148,881
	Belgium 1.5%
¤	Anheuser-Busch InBev N.V. (Beverages) (e)	24,111	1,903,678
	Barco N.V. (Electronic Equipment & Instruments)	5,318	306,225
			2,209,903
	Bermuda 1.8%
	Asian Citrus Holdings, Ltd. (Food Products)	364,000	174,145
	China Green Holdings, Ltd. (Food Products)	414,000	92,893
	Giordano International, Ltd. (Specialty Retail)	218,000	152,367
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	14,000	6,469
	Orient Overseas International, Ltd. (Marine)	167,000	947,554
	Skyworth Digital Holdings, Ltd. (Household Durables)	572,000	221,285
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	386,000	816,331
	TPV Technology, Ltd. (Computers & Peripherals)	136,000	25,430
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	62,500	188,998
			2,625,472
	Brazil 0.2%
	Banco do Brasil S.A. (Commercial Banks)	10,200	108,511
	Cielo S.A. (IT Services)	5,520	160,924
	JBS S.A. (Food Products) (c)	35,400	92,594
			362,029
	British Virgin Islands 0.0%‡
	Winsway Coking Coal Holding, Ltd. (Metals & Mining)	102,000	14,337

	Cayman Islands 1.8%
	AMVIG Holdings, Ltd. (Containers & Packaging)	76,000	34,302
	Asia Cement China Holdings Corp. (Construction Materials)	52,500	21,123
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	2,156
	Chaowei Power Holdings, Ltd. (Auto Components)	518,000	300,592
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	189,000	50,938
	China Liansu Group Holdings, Ltd. (Building Products)	353,000	158,867
	China Wireless Technologies, Ltd. (Communications Equipment)	968,000	147,296
	China Zhongwang Holdings, Ltd. (Metals & Mining) (c)	334,400	122,898
	CIMC Enric Holdings, Ltd. (Machinery)	66,000	34,555
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	1,370,000	157,234
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	1,128,000	548,385
	Kingsoft Corp., Ltd. (Software)	393,000	162,173
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	612,000	328,307
	Real Nutriceutical Group, Ltd. (Personal Products)	269,000	71,805
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	44,000	77,620
	Silver base Group Holdings, Ltd. (Distributors)	131,000	53,382
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	164,000	61,965
	TCL Multimedia Technology Holdings, Ltd. Class M (Household Durables)	266,000	92,272
	Tiangong International Co., Ltd. (Metals & Mining)	422,000	87,070
	TPK Holding Co., Ltd. (Electronic Equipment & Instruments)	11,662	130,258
	XTEP International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	111,000	34,067
			2,677,265
	China 0.8%
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	532,000	268,926
	China Suntien Green Energy Corp., Ltd. (Oil, Gas & Consumable Fuels)	63,000	10,561
	China Yurun Food Group, Ltd. (Food Products)	92,000	55,285
	Chongqing Rural Commercial Bank Class H (Commercial Banks)	634,000	248,541
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	290,000	217,649
	Huaneng Power International, Inc. Class H (Independent Power Producers & Energy Traders)	390,000	284,653
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	329,500	108,775
			1,194,390
	Colombia 0.1%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	49,880	143,341

	Cyprus 0.1%
	ProSafe SE (Energy Equipment & Services)	23,314	170,768

	Denmark 2.2%
	A.P. Moeller - Maersk A/S (Marine)	85	579,979
	Coloplast A/S Class B (Health Care Equipment & Supplies) (e)	5,425	1,028,823
	GN Store Nord (Health Care Equipment & Supplies)	47,346	566,369
	Pandora A/S (Textiles, Apparel & Luxury Goods) (e)	72,993	701,189
	TDC A/S (Diversified Telecommunication Services)	60,612	411,686
			3,288,046
	Egypt 0.1%
	Commercial International Bank Egypt S.A.E. (Commercial Banks)	36,927	167,652

	Finland 2.2%
	Huhtamaki OYJ (Containers & Packaging)	20,715	311,460
	Metso Oyj (Machinery)	20,542	750,411
	Pohjola Bank PLC Class A (Diversified Financial Services) (e)	56,737	660,046
	Ramirent Oyj (Trading Companies & Distributors)	26,130	201,261
	Tieto Oyj (IT Services)	28,672	478,723
	UPM-Kymmene OYJ (Paper & Forest Products) (e)	86,579	928,913
			3,330,814
	France 6.9%
	Alten, Ltd. (IT Services)	6,404	180,834
	Arkema S.A. (Chemicals)	246	18,118
	AXA S.A. (Insurance) (e)	15,603	191,019
	BNP Paribas S.A. (Commercial Banks) (e)	38,382	1,424,784
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods)	1,661	230,018
	Derichebourg S.A. (Commercial Services & Supplies)	8,241	17,866
	Eiffage S.A. (Construction & Engineering)	25,735	683,000
	Faurecia (Auto Components)	2,715	43,293
	Groupe Steria SCA (IT Services)	4,423	56,570
	Plastic Omnium S.A. (Auto Components)	21,088	572,773
	Rallye S.A. (Food & Staples Retailing)	8,834	257,604
	Renault S.A. (Automobiles) (e)	24,545	1,074,824
¤	Sanofi (Pharmaceuticals) (e)	23,835	1,949,338
	Schneider Electric S.A. (Electrical Equipment)	11,849	671,072
	Societe Generale (Commercial Banks) (c)(e)	30,994	686,812
¤	Total S.A. (Oil, Gas & Consumable Fuels) (e)	40,824	1,888,893
	UbiSoft Entertainment S.A. (Software) (c)	51,058	353,058
	Unibail-Rodamco SE (Real Estate Investment Trusts)	332	63,888
			10,363,764
	Germany 8.4%
	Allianz SE (Insurance) (e)	8,325	830,611
	BASF S.E. (Chemicals) (e)	14,810	1,083,858
	Bayer A.G. (Pharmaceuticals) (e)	15,077	1,148,476
	Bayerische Motoren Werke A.G. (Automobiles)	618	46,209
	Continental A.G. (Auto Components) (e)	10,888	988,401
	Duerr A.G. (Machinery) (e)	15,009	1,003,131
	Freenet A.G. (Wireless Telecommunication Services) (e)	57,433	842,687
	Gildemeister A.G. (Machinery)	5,737	86,964
	Hannover Rueckversicherung A.G. (Insurance) (e)	17,679	1,060,857
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment)	4	29
	Lanxess A.G. (Chemicals) (e)	16,098	1,119,094
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (e)	9,325	1,326,334
	Schuler A.G. (Machinery)	8,907	218,855
	Siemens A.G. (Industrial Conglomerates)	1,332	113,247
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment)	3,255	100,124
	Suedzucker A.G. (Food Products) (e)	30,670	1,058,882
	TUI A.G. (Hotels, Restaurants & Leisure) (c)	133,072	861,065
	Volkswagen A.G. (Automobiles)	4,388	700,789
			12,589,613
	Greece 0.1%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	10,986	64,882
	OPAP S.A. (Hotels, Restaurants & Leisure)	23,864	143,875
			208,757
	Hong Kong 1.6%
	Cheung Kong Holdings, Ltd. (Real Estate Management & Development)	6,000	78,920
	China Mobile, Ltd. (Wireless Telecommunication Services)	5,000	58,706
	China Pharmaceutical Group, Ltd. (Pharmaceuticals) (c)	252,000	63,043
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	182,000	368,473
	Guangdong Investment, Ltd. (Water Utilities)	372,000	268,637
	Lenovo Group, Ltd. (Computers & Peripherals)	280,000	194,617
	New World Development, Ltd. (Real Estate Management & Development)	115,000	147,111
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	776,000	209,143
	Singamas Container Holdings, Ltd. (Machinery)	510,000	106,542
	SJM Holdings, Ltd. (Hotels, Restaurants & Leisure)	94,000	168,007
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	51,000	636,292
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	5,000	59,964
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	16,000	92,434
			2,451,889
	Hungary 0.1%
	OTP Bank PLC (Commercial Banks)	8,748	134,697

	India 0.5%
	Bank of India (Commercial Banks)	22,298	119,900
	Canara Bank (Commercial Banks)	17,070	112,536
	Reliance Infrastructure, Ltd. (Electric Utilities)	13,259	117,773
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	39,685	134,186
	Sesa Goa, Ltd. (Metals & Mining)	40,888	140,496
	Tata Motors, Ltd., Sponsored ADR (Automobiles) (f)	5,800	117,160
	Tata Motors, Ltd. (Automobiles)	10,413	42,334
			784,385
	Israel 0.3%
	Delek Group, Ltd. (Industrial Conglomerates)	220	29,159
	Israel Chemicals, Ltd. (Chemicals)	14,090	166,763
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	6,504	269,221
			465,143
	Italy 4.0%
	Astaldi S.p.A. (Construction & Engineering)	66,707	389,042
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	15,375	100,073
	Banca Generali S.p.A. (Capital Markets)	30,916	352,051
	Enel Green Power S.p.A. (Independent Power Producers & Energy Traders)	20,587	29,510
	Enel S.p.A. (Electric Utilities)	208,977	598,073
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (e)	78,399	1,624,422
	Exor S.p.A. (Diversified Financial Services)	18,228	404,372
	Fiat Industrial S.p.A (Machinery)	111,428	1,096,808
	Fiat S.p.A (Automobiles) (c)	185,129	911,131
	Indesit Co. S.p.A. (Household Durables)	18,224	65,385
	Intesa Sanpaolo S.p.A. (Commercial Banks)	19	24
	Mediolanum S.p.A. (Insurance)	118,090	392,595
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	72,458	59,286
			6,022,772
	Japan 30.1%
	Accordia Golf Co., Ltd. (Hotels, Restaurants & Leisure)	357	234,877
	Aiful Corp. (Consumer Finance) (c)	108,300	185,756
	Alfresa Holdings Corp. (Health Care Providers & Services)	10,400	555,110
	Alpen Co., Ltd. (Specialty Retail)	1,700	32,161
	AOC Holdings, Inc. (Oil, Gas & Consumable Fuels)	39,600	130,775
	AOKI Holdings, Inc. (Specialty Retail) (e)	10,600	236,762
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (e)	40,800	799,027
	Avex Group Holdings, Inc. (Media)	23,600	359,173
	Central Japan Railway Co. (Road & Rail) (e)	126	1,045,094
	Chubu Electric Power Co., Inc. (Electric Utilities)	25,700	275,340
	Corona Corp. (Household Durables) (e)	2,700	34,422
	eAccess, Ltd. (Wireless Telecommunication Services)	1,718	316,882
	East Japan Railway Co. (Road & Rail) (e)	8,900	571,878
	EDION Corp. (Specialty Retail) (e)	115,300	559,343
	Electric Power Development Co., Ltd. (Independent Power Producers & Energy Traders) (e)	100	2,362
	Fields Corp. (Leisure Equipment & Products)	1	1,638
	Fuji Electric Co., Ltd. (Electrical Equipment)	202,000	449,894
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments) (e)	56,900	1,026,931
	FujiI Media Holdings, Inc. (Media) (e)	497	849,910
	Furukawa-Sky Aluminum Corp. (Metals & Mining) (e)	116,000	314,778
	Geo Corp. (Specialty Retail)	441	492,227
	GMO Internet, Inc. (Internet Software & Services)	63,400	320,550
	GROWELL HOLDINGS Co., Ltd. (Food & Staples Retailing)	2,300	84,051
	Hitachi Capital Corp. (Consumer Finance) (e)	26,900	492,378
	Hitachi Medical Corp. (Health Care Equipment & Supplies)	11,000	144,179
	Hosiden Corp. (Electronic Equipment & Instruments)	14,300	84,381
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (e)	9,900	836,352
	INPEX Corp. (Oil, Gas & Consumable Fuels) (e)	104	584,397
	IT Holdings Corp. (IT Services) (e)	71,300	741,976
	ITOCHU Corp. (Trading Companies & Distributors) (e)	112,800	1,179,617
	Izumi Co., Ltd. (Multiline Retail)	13,100	265,270
	Jaccs Co., Ltd. (Consumer Finance)	154,000	500,685
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels) (e)	23,600	895,969
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	400	1,935
	JFE Holdings, Inc. (Metals & Mining)	32,400	430,894
	JVC Kenwood Corp. (Household Durables)	89,000	274,547
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels) (e)	26,100	126,950
	Kamei Corp. (Trading Companies & Distributors)	18,000	169,344
	Kanematsu Corp. (Trading Companies & Distributors) (c)	70,000	83,328
	Kawasaki Kisen Kaisha, Ltd. (Marine) (c)	487,000	748,032
	KDDI Corp. (Wireless Telecommunication Services) (e)	187	1,294,938
	Kohnan Shoji Co., Ltd. (Specialty Retail) (e)	24,000	287,846
	Maeda Corp. (Construction & Engineering)	18,000	86,861
	Marubeni Corp. (Trading Companies & Distributors)	170,000	1,148,928
	Medipal Holdings Corp. (Health Care Providers & Services)	23,400	338,458
	Melco Holdings, Inc. (Computers & Peripherals)	7,100	145,499
	Mitsubishi Corp. (Trading Companies & Distributors)	2,300	46,103
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	130,000	277,888
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (e)	376,100	1,834,165
	Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services) (e)	14,500	584,640
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (e)	23,500	351,034
	Mizuho Financial Group, Inc. (Commercial Banks)	28,400	46,894
	Nihon Unisys, Ltd. (IT Services) (e)	37,000	248,166
	Nippo Corp. (Construction & Engineering) (e)	42,000	503,731
	Nippon Densetsu Kogyo Co., Ltd. (Construction & Engineering) (e)	8,000	79,872
	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments) (e)	163,000	867,942
	Nippon Paper Group, Inc. (Paper & Forest Products)	32,300	411,373
	Nippon Soda Co., Ltd. (Chemicals) (e)	86,000	358,861
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals)	7,000	41,574
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (e)	28,000	1,302,784
	Nippon Yusen KK (Marine) (e)	300,000	672,000
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (e)	180,000	396,288
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	312,000	543,130
	Nissan Motor Co., Ltd. (Automobiles) (e)	112,100	1,067,551
	Nissin Electric Co., Ltd. (Electrical Equipment)	40,000	256,512
	Nomura Holdings, Inc. (Capital Markets) (e)	310,300	1,104,172
	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	201	337,809
	Nuflare Technology, Inc. (Semiconductors & Semiconductor Equipment)	78	632,986
	Parco Co., Ltd. (Multiline Retail)	300	3,825
	Resona Holdings, Inc. (Commercial Banks)	63,700	261,731
	RICOH Co., Ltd. (Office Electronics) (e)	112,000	775,578
	Ricoh Leasing Co., Ltd. (Diversified Financial Services) (e)	6,000	138,701
	Riso Kagaku Corp. (Office Electronics) (e)	3,700	61,852
	Round One Corp. (Hotels, Restaurants & Leisure)	50,700	262,180
	Ryobi, Ltd. (Machinery) (e)	35,000	91,840
	Sakai Chemical Industry Co., Ltd. (Chemicals) (e)	27,000	83,635
	Sankyo-Tateyama Holdings, Inc. (Building Products)	36,000	65,894
	Sapporo Hokuyo Holdings, Inc. (Commercial Banks) (e)	178,000	512,640
	SBI Holdings, Inc./Japan (Capital Markets)	9,732	666,447
	Senko Co., Ltd. (Road & Rail)	18,000	79,949
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	96,800	682,711
	Shinsei Bank, Ltd. (Commercial Banks)	29,000	33,037
	Ship Healthcare Holdings, Inc. (Health Care Providers & Services) (e)	1,700	44,630
	Showa Corp. (Auto Components)	77,000	598,259
	SKY Perfect JSAT Holdings, Inc. (Media) (e)	1,988	832,097
	Sojitz Corp. (Trading Companies & Distributors)	401,800	627,451
	Sony Corp. (Household Durables) (e)	12,600	155,313
	Sumitomo Corp. (Trading Companies & Distributors)	28,300	400,637
	Sumitomo Electric Industries, Ltd. (Electrical Equipment)	3,600	42,854
	Sumitomo Forestry Co., Ltd. (Household Durables) (e)	26,900	233,105
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (e)	47,476	1,511,940
	Suzuken Co., Ltd. (Health Care Providers & Services)	14,300	514,525
	Taihei Kogyo Co., Ltd. (Construction & Engineering) (e)	12,000	56,371
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	24,900	490,829
	Tokai Rika Co., Ltd. (Auto Components) (e)	12,100	189,263
	Tokuyama Corp. (Chemicals)	327,000	736,666
	Toshiba TEC Corp. (Office Electronics)	74,000	274,688
	Toyota Motor Corp. (Automobiles) (e)	41,300	1,596,493
	Transcosmos, Inc. (IT Services)	3,800	51,996
	TS Tech Co., Ltd. (Auto Components)	10,900	177,190
	TSI Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	12,100	75,891
	Universal Entertainment Corp. (Leisure Equipment & Products)	5,100	113,587
	UNY Co., Ltd. (Food & Staples Retailing) (e)	78,600	712,305
	Valor Co., Ltd. (Food & Staples Retailing) (e)	9,200	150,733
	Yellow Hat, Ltd. (Specialty Retail)	16,900	273,645
			45,287,668
	Malaysia 0.1%
	Alliance Financial Group BHD (Commercial Banks)	101,300	137,570

	Mexico 0.1%
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	19,300	164,722

	Netherlands 2.9%
	Aegon N.V. (Insurance)	61,965	282,628
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	4,678	271,790
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense)	34,289	1,234,455
	Koninklijke Ahold N.V. (Food & Staples Retailing) (e)	96,051	1,169,402
	Unilever N.V., CVA (Food Products) (e)	40,692	1,414,655
			4,372,930
	New Zealand 0.0%‡
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	16,713	36,003

	Norway 3.0%
	Aker Solutions ASA (Energy Equipment & Services) (e)	75,316	1,109,582
	Atea ASA (IT Services)	29,761	249,344
	Austevoll Seafood ASA (Food Products)	911	3,778
	Marine Harvest (Food Products) (c)	1,269,823	848,999
	Norwegian Air Shuttle ASA (Airlines) (c)	6,011	108,202
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (e)	31,042	741,088
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services) (e)	32,146	945,039
	Yara International ASA (Chemicals) (e)	9,698	459,676
			4,465,708
	Poland 0.1%
	KGHM Polska Miedz S.A. (Metals & Mining)	3,341	126,706
	Synthos S.A. (Chemicals)	57,317	90,929
			217,635
	Republic of Korea 1.4%
	CJ Corp. (Industrial Conglomerates)	2,042	132,205
	Daelim Industrial Co., Ltd. (Construction & Engineering)	1,360	105,372
	Dongbu Insurance Co., Ltd. (Insurance)	3,520	130,760
	Doosan Corp. (Industrial Conglomerates)	1,156	135,474
	Hana Financial Group, Inc. (Commercial Banks)	3,950	126,295
	Hanwha Corp. (Chemicals)	5,200	133,148
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	5,140	127,520
	Industrial Bank of Korea (Commercial Banks)	12,560	136,639
	Kia Motors Corp. (Automobiles)	1,766	121,990
	Korea Exchange Bank (Commercial Banks)	19,930	148,070
	Korea Investment Holdings Co., Ltd. (Capital Markets)	3,890	119,044
	LG Corp. (Industrial Conglomerates)	2,667	137,994
	Orion Corp (Food Products)	34	26,974
	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	133	153,983
	SK Holdings Co., Ltd. (Industrial Conglomerates)	1,144	156,834
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	1,028	131,384
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	13,130	129,485
			2,153,171
	Russia 0.3%
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(f)	11,559	106,979
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(f)	2,392	135,148
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(f)	15,192	127,461
	Tatneft OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(f)	3,713	139,757
			509,345
	Singapore 0.7%
	DBS Group Holdings, Ltd. (Commercial Banks)	14,000	165,831
	Hi-P International, Ltd. (Electronic Equipment & Instruments)	34,000	20,218
	Hong Leong Asia, Ltd. (Industrial Conglomerates)	5,000	6,851
	STX OSV Holdings, Ltd. (Machinery)	685,000	866,984
			1,059,884
	South Africa 0.4%
	African Bank Investments, Ltd. (Diversified Financial Services)	29,428	129,795
	Barloworld, Ltd. (Trading Companies & Distributors)	12,059	121,675
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	5,848	119,164
	Imperial Holdings, Ltd. (Distributors)	7,586	173,435
	Kumba Iron Ore, Ltd. (Metals & Mining)	336	20,914
			564,983
	Spain 1.5%
	Amadeus IT Holding S.A. Class A (IT Services)	19,194	415,292
	Banco Santander S.A. (Commercial Banks)	140,459	855,463
	Gas Natural SDG S.A. (Gas Utilities) (e)	48,270	595,399
	Inditex S.A. (Specialty Retail)	615	63,434
	Mapfre S.A. (Insurance)	138,085	251,961
	Telefonica S.A. (Diversified Telecommunication Services)	1	11
			2,181,560
	Sweden 2.0%
	Betsson AB (Hotels, Restaurants & Leisure)	6,665	193,071
	Boliden AB (Metals & Mining) (e)	65,173	994,752
	Electrolux AB (Household Durables) (e)	49,783	1,130,991
	Hexpol AB (Chemicals)	9,894	352,076
	SAAB AB (Aerospace & Defense)	1,205	20,146
	Swedish Match AB (Tobacco) (e)	6,958	293,333
			2,984,369
	Switzerland 8.6%
	Aryzta A.G. (Food Products)	5,366	266,844
	Compagnie Financiere Richemont S.A. (Textiles, Apparel & Luxury Goods)	24,191	1,373,954
	Logitech International S.A. (Computers & Peripherals) (c)	68,661	610,093
¤	Nestle S.A. Registered (Food Products) (e)	60,434	3,717,158
¤	Novartis A.G. (Pharmaceuticals) (e)	48,510	2,847,099
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (e)	15,177	2,694,022
	Swiss Re, Ltd. (Insurance) (c)(e)	20,854	1,310,451
	Zurich Financial Services A.G. (Insurance)	454	101,235
			12,920,856
	Taiwan 0.7%
	Acer, Inc. (Computers & Peripherals) (c)	110,000	101,225
	Asustek Computer, Inc. (Computers & Peripherals)	16,000	148,570
	Compal Electronics, Inc. (Computers & Peripherals)	133,000	125,051
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	104,000	90,849
	Inventec Corp. (Computers & Peripherals)	168,705	50,568
	Lite-On Technology Corp. (Computers & Peripherals)	123,000	154,814
	Pegatron Corp. (Computers & Peripherals)	97,000	127,102
	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	34,000	133,767
	Wistron Corp. (Computers & Peripherals)	103,950	112,121
			1,044,067
	Thailand 0.5%
	Advanced Info Service PCL (Wireless Telecommunication Services)	25,400	161,423
	Charoen Pokphand Foods PCL (Food Products)	128,500	135,768
	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	26,200	126,546
	PTT PCL (Oil, Gas & Consumable Fuels)	13,100	135,704
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	64,500	120,925
			680,366
	Turkey 0.3%
	Ford Otomotiv Sanayi AS (Automobiles)	10,392	99,876
	KOC Holding AS (Industrial Conglomerates)	39,877	155,522
	Turkiye Halk Bankasi AS (Commercial Banks)	21,964	188,453
			443,851
	United Kingdom 21.5%
	Angler Gaming PLC (Hotels, Restaurants & Leisure) (c)	6,665	2,156
	Anglo American PLC (Metals & Mining) (e)	21,782	648,867
	Anite PLC (IT Services)	59,209	118,267
	Ashtead Group PLC (Trading Companies & Distributors)	209,553	830,240
	AstraZeneca PLC (Pharmaceuticals) (e)	37,502	1,755,988
	Aviva PLC (Insurance)	157,598	720,515
	Barclays PLC (Commercial Banks)	456,655	1,202,824
	Barratt Developments PLC (Household Durables) (c)	388,425	805,088
	BG Group PLC (Oil, Gas & Consumable Fuels)	4,899	96,933
	BHP Billiton PLC (Metals & Mining)	28,344	830,568
	Bodycote PLC (Machinery)	147,537	761,029
	BP PLC (Oil, Gas & Consumable Fuels)	252,664	1,683,790
	British American Tobacco PLC (Tobacco) (e)	23,323	1,242,363
	BT Group PLC (Diversified Telecommunication Services)	360,147	1,226,999
	Cable & Wireless Communications PLC (Diversified Telecommunication Services)	59	29
	Cape PLC (Commercial Services & Supplies)	1,636	7,436
	Cobham PLC (Aerospace & Defense)	96,153	350,502
	Debenhams PLC (Multiline Retail)	78,882	113,719
	Diageo PLC (Beverages) (e)	17,963	480,747
	easyJet PLC (Airlines)	52,527	462,009
	Elementis PLC (Chemicals)	4,458	14,678
	Ferrexpo PLC (Metals & Mining)	1,734	4,943
	FirstGroup PLC (Road & Rail)	90,400	316,633
	Galliford Try PLC (Construction & Engineering)	5,562	53,325
	GlaxoSmithKline PLC (Pharmaceuticals) (e)	80,136	1,845,042
	HSBC Holdings PLC (Commercial Banks) (e)	157,321	1,316,895
	Intermediate Capital Group PLC (Capital Markets)	56,462	230,074
	Interserve PLC (Construction & Engineering)	30,660	156,228
	ITV PLC (Media)	727,702	861,400
	Lamprell PLC (Energy Equipment & Services)	5,482	6,790
	Legal & General Group PLC (Insurance)	539,164	1,077,794
	London Stock Exchange Group PLC (Diversified Financial Services) (e)	47,532	722,501
	Micro Focus International PLC (Software)	106,450	897,075
	National Grid PLC (Multi-Utilities) (e)	88,400	918,212
	Next PLC (Multiline Retail) (e)	20,995	1,059,599
	Pace PLC (Communications Equipment)	83,061	197,294
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	122,344	339,516
	QinetiQ Group PLC (Aerospace & Defense)	44,686	117,352
	Regus PLC (Commercial Services & Supplies)	51,401	73,940
	Rio Tinto PLC (Metals & Mining) (e)	7,292	336,866
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (e)	57,650	1,964,100
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (e)	49,873	1,758,960
	RPC Group PLC (Containers & Packaging)	19,110	122,933
	Senior PLC (Machinery)	66,475	200,733
	Tesco PLC (Food & Staples Retailing)	28,742	143,346
	Tetragon Financial Group, Ltd. (Capital Markets)	13,694	102,979
	TUI Travel PLC (Hotels, Restaurants & Leisure)	322,439	923,614
¤	Vodafone Group PLC (Wireless Telecommunication Services) (e)	737,857	2,112,407
	WH Smith PLC (Specialty Retail)	81,292	701,633
	William Hill PLC (Hotels, Restaurants & Leisure)	89,675	441,475
			32,358,406
	Total Common Stocks (Cost $181,595,227)		181,272,498

	Convertible Preferred Stocks 0.5%
	Brazil 0.1%
	Metalurgica Gerdau S.A. 2.56% (Metals & Mining)	11,700	133,146

	Germany 0.3%
	Draegerwerk A.G. & Co. KGaA 0.23% (Health Care Equipment & Supplies)	5,205	510,097

	Republic of Korea 0.1%
	Hyundai Motor Co. 2.59% (Automobiles)	1,087	63,838
	Samsung Electronics Co., Ltd. 0.73% (Semiconductors & Semiconductor Equipment)	77	55,096
			118,934
	Total Convertible Preferred Stocks (Cost $828,498)		762,177

	Exchange Traded Funds 5.6% (g)
	United States 5.6%
¤	iShares MSCI EAFE Index Fund (Capital Markets)	128,292	6,414,600
¤	iShares MSCI Emerging Markets Index Fund (Capital Markets)	50,615	1,980,059
	Total Exchange Traded Funds (Cost $8,238,219)		8,394,659

	Preferred Stocks 1.3%
	Brazil 0.1%
	Banco do Estado do Rio Grande do Sul S.A. Class B 4.96% (Commercial Banks)	13,200	104,675

	Germany 1.2%
	Jungheinrich A.G. 2.16% (Machinery)	8,611	226,732
	ProSiebenSat.1 Media A.G. 2.08% (Media) (e)	38,909	818,639
	Volkswagen A.G. 2.08% (Automobiles)	4,756	813,398
			1,858,769
	Total Preferred Stocks (Cost $2,121,973)		1,963,444

		Number of Warrants	Value
	Warrants 0.0%‡
	Cayman Islands 0.0%‡
	Kingboard Chemical Holdings, Ltd. Strike Price HK$40.00 Expires 10/31/12 (Electronic Equipment & Instruments) (c)	11,400	15

	France 0.0%‡
	UBISOFT Entertainment Strike Price €7.00 Expires 10/10/13 (Software) (c)	27,575	882

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/5/14 (Media) (c)	85,100	1,047

	Total Warrants (Cost $0)		1,944

		Principal Amount	Value
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	United States 1.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $1,465,008 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $1,450,000 and a Market Value of $1,495,275) (Capital Markets)	$1,465,008	1,465,008

	Total Short-Term Investment (Cost $1,465,008)		1,465,008

	Total Investments, Before Investments Sold Short (Cost $194,248,925) (h)	128.9%	193,859,730

		Shares	Value
	Investments Sold Short (29.1%)
	Common Stocks Sold Short (29.1%)
	Australia (3.8%)
	Alkane Resources, Ltd. (Metals & Mining) (c)	(63,065)	(54,345)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (c)	(74,643)	(167,082)
	Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(325,537)	(99,211)
	Bathurst Resources, Ltd. (Metals & Mining) (c)	(616,482)	(187,880)
	Beadell Resources, Ltd. (Metals & Mining) (c)	(791,711)	(544,966)
	Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(135,803)	(486,660)
	Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (c)	(322,941)	(205,324)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (c)	(634,275)	(109,982)
	Cudeco, Ltd. (Metals & Mining) (c)	(86,072)	(301,209)
	Dart Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(39,292)	(6,194)
	Discovery Metals, Ltd. (Metals & Mining) (c)	(153,167)	(214,081)
	Energy World Corp, Ltd. (Independent Power Producers & Energy Traders) (c)	(392,946)	(196,150)
	Gindalbie Metals, Ltd. (Metals & Mining) (c)	(347,720)	(146,168)
	Gryphon Minerals, Ltd. (Metals & Mining) (c)	(5,450)	(3,895)
	Independence Group NL (Metals & Mining)	(1)	(3)
	Iress Market Technology, Ltd. (IT Services)	(2,848)	(20,053)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(46,248)	(180,314)
	Macquarie Atlas Roads Group (Transportation Infrastructure) (c)	(221,278)	(303,466)
	Maverick Drilling & Exploration, Ltd. (Oil, Gas & Consumable Fuels) (c)	(86,716)	(118,469)
	Mirabela Nickel, Ltd. (Metals & Mining) (c)	(255,932)	(71,274)
	Murchison Metals, Ltd. (Metals & Mining) (c)	(304,070)	(154,980)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(364,908)	(448,674)
	Pharmaxis, Ltd. (Pharmaceuticals) (c)	(6)	(7)
	Sandfire Resources NL (Metals & Mining) (c)	(70,219)	(520,242)
	Sundance Resources, Ltd. (Metals & Mining) (c)	(2,114,657)	(744,468)
	Ten Network Holdings, Ltd. (Media)	(693,566)	(346,213)
	Virgin Australia Holdings, Ltd. (Airlines) (c)	(21,228)	(9,035)
	Virgin Australia International Holdings Pvt, Ltd. (Airlines) (a)(b)	(444,108)	(4,667)
			(5,645,012)
	Austria (0.1%)
	Intercell A.G. (Biotechnology) (c)	(33,142)	(78,701)
	RHI A.G. (Construction Materials)	(2,465)	(54,593)
	Wienerberger A.G. (Building Products)	(1,086)	(9,153)
			(142,447)
	Belgium (0.3%)
	Bekaert S.A. (Electrical Equipment)	(14,944)	(386,681)
	KBC Ancora (Diversified Financial Services) (c)	(14,119)	(122,646)
			(509,327)
	Bermuda (1.2%)
	Aquarius Platinum, Ltd. (Metals & Mining)	(137,995)	(87,011)
	Archer, Ltd. (Energy Equipment & Services) (c)	(165,735)	(292,835)
	Beijing Enterprises Water Group, Ltd. (Water Utilities)	(292,000)	(54,223)
	Esprit Holdings, Ltd. (Specialty Retail)	(568,400)	(688,996)
	GOME Electrical Appliances Holding, Ltd. (Specialty Retail)	(1,876,000)	(152,408)
	Haier Electronics Group Co., Ltd. (Household Durables) (c)	(22,000)	(25,448)
	Luk Fook Holdings International, Ltd. (Specialty Retail)	(62,000)	(150,629)
	Man Wah Holdings, Ltd. (Household Durables)	(336,400)	(125,802)
	Petra Diamonds, Ltd. (Metals & Mining) (c)	(50,598)	(95,196)
	Ports Design, Ltd. (Textiles, Apparel & Luxury Goods) (a)	(11,000)	(10,823)
	Sinopec Kantons Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(106,000)	(82,835)
			(1,766,206)
	Canada (0.7%)
	InterOil Corp. (Oil, Gas & Consumable Fuels) (c)	(12,600)	(1,079,064)

	Cayman Islands (1.8%)
	Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	(383,000)	(265,715)
	BaWang International Group Holding, Ltd. (Personal Products) (c)	(8,000)	(567)
	Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)	(86,000)	(18,631)
	China Mengniu Dairy Co., Ltd. (Food Products)	(96,000)	(284,731)
	Goodbaby International Holdings, Ltd. (Leisure Equipment & Products)	(396,000)	(97,025)
	Hengdeli Holdings, Ltd. (Specialty Retail)	(852,000)	(237,317)
	Jinchuan Group International Resources Co., Ltd. (Personal Products) (c)	(89,000)	(13,887)
	Kingdee International Software Group Co., Ltd. (Software) (c)	(1,576,000)	(182,908)
	Lijun International Pharmaceutical Holding, Ltd. (Pharmaceuticals)	(35,000)	(8,576)
	Maoye International Holdings, Ltd. (Multiline Retail)	(90,000)	(14,159)
	Mongolian Mining Corp. (Metals & Mining) (c)	(347,000)	(191,517)
	NVC Lighting Holdings, Ltd. (Household Products) (b)	(1,232,000)	(222,420)
	PCD Stores Group, Ltd. (Multiline Retail)	(112,000)	(8,088)
	Polarcus, Ltd. (Energy Equipment & Services) (c)	(511,512)	(438,738)
	Sa Sa International Holdings, Ltd. (Specialty Retail)	(268,000)	(163,813)
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery)	(468,000)	(234,160)
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals)	(86,000)	(40,922)
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	(12,000)	(5,076)
	Xingda International Holdings, Ltd. (Metals & Mining)	(358,000)	(120,954)
	Yingde Gases (Chemicals)	(191,000)	(163,545)
			(2,712,749)
	China (0.3%)
	AviChina Industry & Technology Co., Ltd. Class H (Aerospace & Defense)	(456,000)	(137,011)
	Byd Co., Ltd. (Automobiles) (c)	(87,000)	(148,315)
	Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (c)	(150,000)	(46,810)
	Wumart Stores, Inc. Class H (Food & Staples Retailing)	(42,000)	(81,350)
	Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(92,000)	(115,079)
			(528,565)
	Denmark (0.6%)
	Bang & Olufsen A/S (Household Durables) (c)	(2,444)	(24,245)
	Genmab A/S (Biotechnology) (c)	(14,605)	(149,958)
	Torm A/S (Oil, Gas & Consumable Fuels) (c)	(5,993)	(3,865)
	Vestas Wind Systems A/S (Electrical Equipment) (c)	(143,304)	(686,174)
			(864,242)
	Finland (0.4%)
	M-real Oyj Class B (Paper & Forest Products) (c)	(139,222)	(358,014)
	Outokumpu Oyj (Metals & Mining) (c)	(35,365)	(30,960)
	Talvivaara Mining Co. PLC (Metals & Mining) (c)	(69,031)	(162,237)
			(551,211)
	France (0.8%)
	Artprice.com (Media) (c)	(11,013)	(365,725)
	Carmat (Health Care Equipment & Supplies) (c)	(251)	(29,555)
	Mersen (Electrical Equipment)	(356)	(9,019)
	SOITEC (Semiconductors & Semiconductor Equipment) (c)	(87,929)	(242,233)
	Technicolor S.A. (Media) (c)	(228,509)	(498,773)
			(1,145,305)
	Germany (1.5%)
	Aixtron A.G. (Semiconductors & Semiconductor Equipment)	(56,723)	(748,868)
	Heidelberger Druckmaschinen A.G. (Machinery) (c)	(338,024)	(433,372)
	MLP A.G. (Capital Markets)	(982)	(5,294)
	Morphosys A.G. (Life Sciences Tools & Services) (c)	(16,377)	(366,735)
	SGL Carbon SE (Electrical Equipment)	(15,546)	(631,026)
			(2,185,295)
	Greece (0.0%)‡
	Marfin Investment Group Holdings S.A. (Diversified Financial Services) (c)	(116,168)	(26,014)

	Hong Kong (0.1%)
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	(474,500)	(127,884)
	Dah Sing Banking Group, Ltd. (Commercial Banks)	(23,600)	(21,821)
			(149,705)
	Israel (0.5%)
	SodaStream International, Ltd. (Household Durables) (c)	(19,500)	(760,695)

	Italy (2.4%)
	Ansaldo STS S.p.A (Transportation Infrastructure)	(97,970)	(751,581)
	Banca Popolare di Milano Scarl (Commercial Banks) (c)	(1,769,099)	(811,909)
	CIR-Compagnie Industriali Riunite S.p.A. (Industrial Conglomerates)	(56,435)	(56,939)
	Falck Renewables S.p.A. (Independent Power Producers & Energy Traders)	(3)	(3)
	Fondiaria-Sai S.p.A (Insurance) (c)	(1,243)	(1,532)
	Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(89,850)	(207,394)
	Iren S.p.A (Multi-Utilities)	(337,179)	(118,651)
	Milano Assicurazioni S.p.A. (Insurance) (c)	(1,328,465)	(441,163)
	Piaggio & C S.p.A. (Automobiles)	(36,516)	(87,612)
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (c)	(399)	(2,568)
	Saras S.p.A. (Oil, Gas & Consumable Fuels) (c)	(303,686)	(334,235)
	Telecom Italia Media S.p.A (Media) (c)	(365,022)	(65,527)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(13,396)	(72,061)
	Unipol Gruppo Finanziario S.p.A (Insurance) (c)	(2,743)	(6,811)
	Yoox S.p.A. (Internet & Catalog Retail) (c)	(52,589)	(700,761)
			(3,658,747)
	Japan (10.3%)
	Akebono Brake Industry Co., Ltd. (Auto Components)	(68,900)	(304,262)
	Anritsu Corp. (Electronic Equipment & Instruments)	(11,000)	(137,280)
	Asahi Co., Ltd. (Specialty Retail)	(19,000)	(314,458)
	Asahi Diamond Industrial Co., Ltd. (Machinery)	(13,700)	(159,578)
	Asahi Holdings, Inc. (Metals & Mining)	(12,700)	(219,944)
	Cosel Co., Ltd. (Electrical Equipment)	(17,300)	(229,412)
	CyberAgent, Inc. (Media)	(318)	(629,691)
	Dai-ichi Seiko Co., Ltd. (Electronic Equipment & Instruments)	(6,000)	(102,989)
	Daiichi Chuo KK (Marine) (c)	(42,000)	(43,008)
	Dr Ci:Labo Co., Ltd. (Personal Products)	(155)	(524,768)
	Endo Lighting Corp. (Electrical Equipment)	(7,000)	(225,254)
	Fudo Tetra Corp. (Construction & Engineering) (c)	(50,000)	(69,760)
	Fujiya Co., Ltd. (Food Products) (c)	(112,000)	(280,986)
	GCA Savvian Group Corp. (Capital Markets)	(68)	(62,234)
	Harmonic Drive Systems, Inc. (Machinery)	(3,400)	(77,248)
	Japan Bridge Corp. (Construction & Engineering) (c)	(212,050)	(770,844)
	Japan Drilling Co., Ltd. (Energy Equipment & Services)	(4,600)	(139,899)
	Kakaku.com, Inc. (Internet Software & Services)	(23,000)	(735,706)
	M3, Inc. (Health Care Technology)	(136)	(710,246)
	Maruwa Co., Ltd. / Aichi (Electronic Equipment & Instruments)	(9,400)	(269,276)
	Matsui Securities Co., Ltd. (Capital Markets)	(123,600)	(734,085)
	Misawa Homes Co., Ltd. (Household Durables)	(14,900)	(219,709)
	MISUMI Group, Inc. (Trading Companies & Distributors)	(24,800)	(605,358)
	MonotaRO Co., Ltd. (Trading Companies & Distributors)	(27,800)	(570,056)
	Nachi-Fujikoshi Corp. (Machinery)	(54,000)	(176,256)
	Nippon Chemi-Con Corp. (Electronic Equipment & Instruments) (c)	(74,000)	(167,654)
	Nippon Sheet Glass Co., Ltd. (Building Products)	(218,000)	(203,699)
	Oki Electric Industry Co., Ltd. (Electronic Equipment & Instruments) (c)	(62,000)	(98,406)
	Orient Corp. (Consumer Finance) (c)	(622,500)	(844,608)
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	(101)	(597,920)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(25,100)	(746,655)
	Penta-Ocean Construction Co., Ltd. (Construction & Engineering)	(149,000)	(379,533)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods) (c)	(7,000)	(19,174)
	Senshu Ikeda Holdings, Inc. (Commercial Banks)	(46,480)	(239,167)
	SHO-BOND Holdings Co., Ltd. (Construction & Engineering)	(27,400)	(817,528)
	Shochiku Co., Ltd. (Media)	(6,000)	(58,906)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(55,500)	(738,816)
	Stella Chemifa Corp. (Chemicals)	(3,000)	(54,106)
	SxL Corp. (Household Durables) (c)	(246,000)	(431,386)
	Taiyo Holdings Co., Ltd. (Chemicals)	(1,500)	(38,093)
	Tatsuta Electric Wire and Cable Co., Ltd. (Electrical Equipment)	(18,000)	(117,504)
	Toho Titanium Co., Ltd. (Metals & Mining)	(62,800)	(723,456)
	Topcon Corp. (Electronic Equipment & Instruments)	(10,900)	(78,410)
	Toyo Construction Co., Ltd. (Construction & Engineering)	(342,000)	(293,299)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(1,100)	(30,835)
	Wacom Co., Ltd. (Computers & Peripherals)	(240)	(539,443)
			(15,530,905)
	Luxembourg (0.0%)‡
	L'Occitane International S.A. (Specialty Retail)	(6,750)	(17,670)

	Netherlands (0.1%)
	TomTom N.V. (Household Durables) (c)	(55,966)	(224,279)

	Norway (0.2%)
	Algeta ASA (Biotechnology) (c)	(10,283)	(281,490)
	Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels) (c)	(22,907)	(20,902)
			(302,392)
	Portugal (0.0%)‡
	Brisa Auto-Estradas de Portugal S.A. (Transportation Infrastructure) (c)	(17,749)	(59,728)

	Singapore (0.2%)
	Hyflux, Ltd. (Water Utilities)	(109,000)	(121,754)
	Midas Holdings, Ltd. (Metals & Mining)	(118,000)	(34,611)
	Tiger Airways Holdings, Ltd. (Airlines) (c)	(281,000)	(158,068)
			(314,433)
	Spain (1.0%)
	Banco Espanol de Credito S.A. (Commercial Banks)	(11,885)	(31,294)
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	(93,676)	(141,538)
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	(40,781)	(230,814)
	NH Hoteles S.A. (Hotels, Restaurants & Leisure) (c)	(134,409)	(337,369)
	Promotora de Informaciones S.A. (Media) (c)	(289,214)	(126,326)
	Sacyr Vallehermoso S.A. (Construction & Engineering) (c)	(283,963)	(454,204)
	SOS Corp. Alimentaria S.A. (Food Products) (c)	(71,769)	(27,816)
	Zeltia S.A. (Biotechnology) (c)	(109,274)	(166,047)
			(1,515,408)
	Sweden (0.6%)
	Active Biotech AB (Biotechnology) (c)	(21,161)	(153,403)
	Axis Communications AB (Communications Equipment)	(9,095)	(233,372)
	CDON Group AB (Internet & Catalog Retail) (c)	(23,815)	(141,826)
	Nobia AB (Household Durables) (c)	(42,976)	(154,825)
	Rezidor Hotel Group AB (Hotels, Restaurants & Leisure) (c)	(1)	(3)
	Swedish Orphan Biovitrum AB (Biotechnology) (c)	(60,397)	(211,369)
			(894,798)
	Switzerland (0.5%)
	Bank Sarasin & Cie A.G. Class B (Capital Markets) (c)	(4,621)	(127,322)
	Temenos Group A.G. (Software) (c)	(45,509)	(603,648)
			(730,970)
	United Kingdom (1.7%)
	Bumi PLC (Oil, Gas & Consumable Fuels) (c)	(8,157)	(45,541)
	Carpetright PLC (Specialty Retail) (c)	(8,332)	(76,420)
	Carphone Warehouse Group PLC (Specialty Retail)	(30,112)	(59,840)
	Chemring Group PLC (Aerospace & Defense)	(2)	(9)
	Dialight PLC (Electronic Equipment & Instruments)	(7,367)	(119,084)
	Domino Printing Sciences PLC (Electronic Equipment & Instruments)	(6,158)	(53,343)
	DSG International PLC (Specialty Retail) (c)	(1,861,583)	(463,195)
	Essar Energy PLC (Oil, Gas & Consumable Fuels) (c)	(178,053)	(321,593)
	Heritage Oil PLC (Oil, Gas & Consumable Fuels) (b)(c)	(189,902)	(366,218)
	International Personal Finance PLC (Consumer Finance)	(2,933)	(12,876)
	London Mining PLC (Metals & Mining) (c)	(64,665)	(171,087)
	Ocado Group PLC (Internet & Catalog Retail) (c)	(286,242)	(332,101)
	PZ Cussons PLC (Household Products)	(16,910)	(81,340)
	Redrow PLC (Household Durables) (c)	(11,902)	(23,326)
	SuperGroup PLC (Specialty Retail) (c)	(56,915)	(373,222)
			(2,499,195)
	Total Common Stocks Sold Short (Proceeds $54,290,041)		(43,814,362)

	Total Investments Sold Short (Proceeds $54,290,041)	(29.1)%	(43,814,362)

	Total Investments, Net of Investments Sold Short (Cost $139,958,884)	99.8	150,045,368
	Other Assets, Less Liabilities	0.2	334,455
	Net Assets	100.0%	$150,379,823

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities as of July 31, 2012 is $(31,954), which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Fair valued security. The total market value of these securities as of July 31, 2012 is $(609,769), which represents (0.4)% of the Fund's net assets.
(c)	Non-income producing security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(f)	ADR - American Depositary Receipt.
(g)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of July 31, 2012, cost is $196,685,963 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$15,337,828
Gross unrealized depreciation	(18,164,061)
Net unrealized depreciation	$(2,826,233)

The following abbreviations are used in the above portfolio:
€	-Euro
HK$	-Hong Kong Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$181,270,331	$—	$2,167	$181,272,498
Convertible Preferred Stocks	762,177	—	—	762,177
Exchange Traded Funds	8,394,659	—	—	8,394,659
Preferred Stocks	1,963,444	—	—	1,963,444
Warrants	1,944	—	—	1,944
Short-Term Investment
Repurchase Agreement	—	1,465,008	—	1,465,008
Total Investments in Securities	$192,392,555	$1,465,008	$2,167	$193,859,730

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (c)	$(43,202,426)	$—	$(611,936)	$(43,814,362)
Total Investments in Securities Sold Short	$(43,202,426)	$—	$(611,936)	$(43,814,362)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 securities valued at $11and $2,156 are held in Australia and Cayman Islands, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The level 3 securities valued at $(4,667), $(241,051) and $(366,218) are held in Australia, Cayman Islands and United Kingdom, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, foreign securities with a total value of $101,271,082 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Common Stocks
Australia	$43,935	$-	$-	$(12,382)	$-	$(31,542)	$-	$-	11	$(12,382)
Cayman Islands	7,190	-	-	(5,034)	-	-	-	-	2,156	(5,034)
Common Stocks Sold Short
Australia	-	-	-	(4,667)	-	- (a)	-	-	(4,667)	(4,667)
Cayman	-	-	-	110,989	-	(352,040)	-	-	(241,051)	110,989
United Kingdom	-	-	39,915	228,449	129,698	(85,160)	(679,120)	-	(366,218)	480,347
Total	$51,125	$-	$39,915	$317,355	$129,698	$(468,742)	$(679,120)	$-	$(609,769)	$569,253

(a) Short sales received from a corporate action

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	152,009	USD	154,993	USD	159,746
Egyptian Pound	EGP	20		3		3
Euro	EUR	33,272		40,659		40,938
Hong Kong Dollar	HKD	65,309		8,419		8,422
Japanese Yen	JPY	102,497		1,290		1,312
New Taiwan Dollar	TWD	2,257,831		76,459		75,280
Norwegian Krone (a)	NOK	(422)		(70)		(70)
Pound Sterling	GBP	42,345		66,118		66,390
Singapore Dollar	SGD	10		8		8
South Korean Won	KRW	2,812		2		2
Swiss Franc	CHF	1		1		1
Total			USD	347,882	USD	352,032

(a)	Currency was overdrawn as of July 31, 2012.

MainStay Balanced Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 39.7%†
	Asset-Backed Securities 0.5%
	Automobile 0.3%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$300,000	$302,536
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	500,000	502,934
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	469,000	470,664
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	257,062	257,952
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	500,000	503,193
			2,037,279
	Credit Cards 0.1%
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	300,000	302,278

	Other ABS 0.1%
	John Deere Owner Trust Series 2012-A, Class A3 0.75%, due 3/15/16	600,000	602,079
	Total Asset-Backed Securities (Cost $2,925,904)		2,941,636

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18
	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 10.4%
	Aerospace & Defense 0.2%
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	210,558
	Northrop Grumman Corp. 1.85%, due 11/15/15	250,000	257,337
	United Technologies Corp. 1.80%, due 6/1/17	950,000	986,778
			1,454,673
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 2.30%, due 1/9/15 (e)	600,000	615,196

	Banks 2.0%
	American Express Bank FSB 6.00%, due 9/13/17	625,000	757,142
¤	Bank of America Corp.
	3.70%, due 9/1/15	200,000	206,884
	4.50%, due 4/1/15	925,000	971,826
	5.65%, due 5/1/18	925,000	1,021,194
	Capital One Financial Corp. 2.15%, due 3/23/15	425,000	431,675
¤	Citigroup, Inc.
	4.587%, due 12/15/15	490,000	521,340
	5.50%, due 10/15/14	600,000	640,951
	6.00%, due 8/15/17	400,000	452,933
	6.01%, due 1/15/15	100,000	108,489
	Goldman Sachs Group, Inc. (The)
	3.625%, due 2/7/16	225,000	230,279
	5.375%, due 3/15/20	450,000	479,911
	6.00%, due 6/15/20	175,000	193,316
	HSBC USA, Inc. 2.375%, due 2/13/15	650,000	664,543
¤	JPMorgan Chase & Co. 4.35%, due 8/15/21	1,225,000	1,341,794
	KeyCorp 6.50%, due 5/14/13	950,000	990,038
	Morgan Stanley 5.625%, due 9/23/19	600,000	606,449
	Wachovia Bank NA 4.80%, due 11/1/14	1,165,000	1,249,005
	Wells Fargo & Co.
	1.25%, due 2/13/15	300,000	301,044
	1.50%, due 7/1/15	800,000	807,761
			11,976,574
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
	1.375%, due 7/15/17	800,000	807,979
	4.375%, due 2/15/21	300,000	350,766
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (e)	575,000	599,008
			1,757,753
	Biotechnology 0.1%
	Amgen, Inc. 2.125%, due 5/15/17	800,000	823,474

	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	250,000	257,328

	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	500,000	595,816
	Eastman Chemical Co. 2.40%, due 6/1/17	250,000	256,705
	Ecolab, Inc.
	3.00%, due 12/8/16	375,000	399,774
	4.35%, due 12/8/21	400,000	453,483
			1,705,778
	Computers 0.2%
	Hewlett-Packard Co.
	2.35%, due 3/15/15	475,000	483,232
	4.65%, due 12/9/21	475,000	499,244
			982,476
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The)
	0.386%, due 2/6/14 (f)	500,000	500,152
	1.45%, due 8/15/16	150,000	153,880
			654,032
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	0.667%, due 5/11/16 (f)	525,000	504,530
	2.30%, due 4/27/17	1,025,000	1,047,813
	6.00%, due 8/7/19	750,000	903,936
			2,456,279
	Electric 1.4%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,075,000	1,183,428
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	361,873
	Consumers Energy Co. 2.85%, due 5/15/22	200,000	208,868
	Detroit Edison Co. (The) 2.65%, due 6/15/22	250,000	259,026
¤	Duke Energy Corp. 3.35%, due 4/1/15	1,225,000	1,295,750
	Entergy Louisiana LLC 1.875%, due 12/15/14	150,000	154,240
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	1,100,000	1,116,099
	4.85%, due 6/1/21	400,000	436,243
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,284,359
	Nisource Finance Corp. 4.45%, due 12/1/21	400,000	434,520
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	515,475
	PPL Capital Funding, Inc. 4.20%, due 6/15/22	300,000	312,546
	PPL Energy Supply LLC 4.60%, due 12/15/21	400,000	422,099
	Virginia Electric and Power Co. 2.95%, due 1/15/22	50,000	53,227
			8,037,753
	Engineering & Construction 0.1%
	ABB Finance USA, Inc. 2.875%, due 5/8/22	325,000	338,359

	Finance - Auto Loans 0.2%
	American Honda Finance Corp. 1.85%, due 9/19/14 (e)	600,000	613,020
	Ford Motor Credit Co. LLC 3.00%, due 6/12/17	375,000	373,362
			986,382
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	725,000	753,375

	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.25%, due 12/2/14	150,000	152,572
	2.80%, due 9/18/17	150,000	161,142
	5.75%, due 9/10/18	150,000	185,102
			498,816
	Finance - Credit Card 0.3%
	American Express Credit Corp.
	1.75%, due 6/12/15	300,000	307,179
	2.375%, due 3/24/17	1,150,000	1,208,317
			1,515,496
	Finance - Investment Banker/Broker 0.1%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	600,000	660,043

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	200,000	218,422

	Finance - Other Services 0.2%
	AON Corp. 3.125%, due 5/27/16	300,000	315,422
	National Rural Utilities Cooperative Finance Corp.
	3.05%, due 2/15/22	225,000	239,569
	5.45%, due 4/10/17	375,000	440,906
			995,897
	Food 0.4%
	General Mills, Inc. 3.15%, due 12/15/21	675,000	705,520
	Kellogg Co. 1.75%, due 5/17/17	225,000	228,875
	Kraft Foods, Inc. 4.125%, due 2/9/16	1,225,000	1,346,375
	Unilever Capital Corp. 0.85%, due 8/2/17	225,000	222,522
			2,503,292
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	475,000	534,146

	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	207,661

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	183,508

	Health Care - Products 0.2%
	Baxter International, Inc. 5.375%, due 6/1/18	175,000	210,891
	Becton Dickinson and Co. 3.125%, due 11/8/21	600,000	646,794
	Medtronic, Inc. 3.125%, due 3/15/22	225,000	240,367
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	326,939
			1,424,991
	Health Care - Services 0.2%
	Aetna, Inc. 1.75%, due 5/15/17	150,000	152,057
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	955,000	1,018,240
			1,170,297
	Insurance 0.4%
	Metropolitan Life Global Funding I
	2.00%, due 1/9/15 (e)	525,000	534,370
	5.125%, due 6/10/14 (e)	750,000	805,649
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	598,417
	Prudential Financial, Inc. 4.50%, due 11/16/21	450,000	491,362
			2,429,798
	Investment Management/Advisory Services 0.1%
	BlackRock, Inc. 1.375%, due 6/1/15	325,000	330,305

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	450,000	472,430

	Media 0.4%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	2.40%, due 3/15/17	400,000	410,636
	3.50%, due 3/1/16	300,000	319,882
	NBC Universal Media LLC 5.15%, due 4/30/20	325,000	385,537
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	150,000	163,580
	Time Warner Cable, Inc. 6.75%, due 7/1/18	325,000	408,651
	Viacom, Inc. 1.25%, due 2/27/15	400,000	403,442
			2,091,728
	Oil & Gas 0.2%
	Devon Energy Corp. 1.875%, due 5/15/17	525,000	534,212
	Occidental Petroleum Corp. 1.75%, due 2/15/17	475,000	489,746
	Phillips 66 2.95%, due 5/1/17 (e)	375,000	393,344
			1,417,302
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	125,000	126,040

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	843,585

	Pharmaceuticals 0.1%
	Cardinal Health, Inc.
	1.90%, due 6/15/17	125,000	126,941
	4.00%, due 6/15/15	300,000	324,216
			451,157
	Pipelines 0.3%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	500,000	552,517
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	1,065,641
			1,618,158
	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,275,000	1,390,917
	DDR Corp. 4.75%, due 4/15/18	800,000	851,358
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	648,982
	ProLogis, L.P. 6.625%, due 5/15/18	1,300,000	1,529,773
			4,421,030
	Retail 0.1%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	591,928
	McDonald's Corp. 1.875%, due 5/29/19	75,000	76,474
			668,402
	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (e)	525,000	529,672
	Texas Instruments, Inc. 1.65%, due 8/3/19	300,000	298,819
			828,491
	Telecommunications 0.5%
¤	AT&T, Inc.
	1.70%, due 6/1/17	300,000	308,197
	2.40%, due 8/15/16	575,000	605,645
	2.95%, due 5/15/16	375,000	401,833
	CenturyLink, Inc. 6.45%, due 6/15/21	300,000	331,053
	Verizon Communications, Inc.
	2.00%, due 11/1/16	300,000	312,218
	4.60%, due 4/1/21	650,000	771,266
			2,730,212
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	459,075
	Total Corporate Bonds (Cost $57,838,751)		61,599,714

	Foreign Government Bonds 0.2%
	Regional (State & Province) 0.2%
	Province of Manitoba Canada 2.625%, due 7/15/15	200,000	212,480
	Province of Ontario 2.30%, due 5/10/16	550,000	579,095
			791,575
	Sovereign 0.0%‡
	Poland Government International Bond 5.00%, due 3/23/22	150,000	171,750
	Total Foreign Government Bonds (Cost $916,576)		963,325

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	500,000	518,125
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (f)	450,000	508,138
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	679,954
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (f)	600,000	690,455
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	100,000	113,855
			2,510,527
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.955%, due 10/18/54 (e)(f)	365,000	368,492
	Holmes Master Issuer PLC Series Reg S 2.105%, due 10/15/54 (e)(f)	595,000	601,600
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 2.005%, due 7/15/42 (e)(f)	250,000	252,483
			1,222,575
	Total Mortgage-Backed Securities
	(Cost $3,682,075)		3,733,102

	U.S. Government & Federal Agencies 24.0%
	Federal Home Loan Bank 0.2%
	1.375%, due 5/28/14	1,000,000	1,020,916

¤	Federal Home Loan Mortgage Corporation 1.4%
	0.50%, due 4/17/15	1,400,000	1,405,462
	0.55%, due 2/27/15	725,000	725,980
	0.60%, due 5/22/15	600,000	600,902
	0.75%, due 11/25/14	1,475,000	1,489,904
	1.00%, due 3/8/17	1,550,000	1,564,937
	1.00%, due 7/28/17	625,000	629,919
	1.75%, due 9/10/15	1,000,000	1,040,894
	1.75%, due 5/30/19	1,000,000	1,035,490
			8,493,488
¤	Federal National Mortgage Association 1.6%
	0.375%, due 3/16/15	1,250,000	1,250,660
	0.60%, due 10/25/13	1,100,000	1,100,583
	0.75%, due 12/19/14	1,400,000	1,413,664
	0.85%, due 10/24/14	1,100,000	1,101,306
	1.25%, due 2/27/14	400,000	406,814
	1.25%, due 1/30/17	750,000	766,044
	1.375%, due 11/15/16	2,900,000	2,985,585
	2.75%, due 3/13/14	400,000	415,945
			9,440,601
	Government National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	3.50%, due 10/1/41 TBA (g)	1,100,000	1,190,406

¤	United States Treasury Notes 20.6%
	0.25%, due 5/31/14	3,235,000	3,236,643
	0.25%, due 5/15/15	9,010,000	9,003,666
	0.375%, due 4/15/15	10,225,000	10,256,155
	0.375%, due 6/15/15	7,545,000	7,564,451
	0.625%, due 5/31/17	7,980,000	7,999,327
	0.75%, due 6/15/14	17,510,000	17,681,003
	0.75%, due 6/30/17	3,910,000	3,940,240
	0.875%, due 4/30/17	2,863,500	2,904,439
	0.875%, due 7/31/19	4,395,900	4,362,931
	1.00%, due 6/30/19	5,700,000	5,711,132
	1.125%, due 5/31/19	3,800,000	3,842,750
	1.25%, due 9/30/15	1,925,000	1,981,247
	1.25%, due 4/30/19	1,275,000	1,301,297
	1.375%, due 9/30/18	1,760,000	1,817,200
	1.375%, due 2/28/19	2,984,400	3,073,932
	1.50%, due 8/31/18	6,500,000	6,762,028
	1.50%, due 3/31/19	4,000,000	4,149,064
	1.75%, due 5/15/22	11,350,000	11,617,792
	2.00%, due 2/15/22	270,400	283,709
	2.25%, due 7/31/18	13,055,000	14,160,602
			121,649,608
	Total U.S. Government & Federal Agencies (Cost $139,619,316)		141,795,019

	Yankee Bonds 4.0% (h)
	Aerospace & Defense 0.1%
	BAE Systems PLC 3.50%, due 10/11/16 (e)	350,000	363,447

	Auto Manufacturers 0.0%‡
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (e)	250,000	252,552

	Banks 1.7%
	Bank of Montreal 1.95%, due 1/30/18 (e)	800,000	831,920
	Bank of Nova Scotia 1.95%, due 1/30/17 (e)	725,000	753,927
	Commonwealth Bank of Australia 1.95%, due 3/16/15	400,000	407,503
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA / Utrect
	3.375%, due 1/19/17	250,000	263,538
	3.875%, due 2/8/22	1,700,000	1,783,504
	Credit Suisse 5.30%, due 8/13/19	600,000	700,501
	European Investment Bank 0.875%, due 12/15/14	450,000	453,407
	HSBC Bank PLC 3.50%, due 6/28/15 (e)	900,000	951,723
	Korea Development Bank 3.875%, due 5/4/17	400,000	426,211
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	350,000	370,930
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (e)	1,400,000	1,417,504
	Svenska Handelsbanken AB 2.875%, due 4/4/17	600,000	628,837
	Toronto-Dominion Bank (The) 1.50%, due 3/13/17 (e)	400,000	407,920
	UBS A.G. / Stamford CT 2.25%, due 1/28/14	900,000	909,763
			10,307,188
	Beverages 0.0%‡
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	254,788

	Electric 0.1%
	Hydro-Quebec 2.00%, due 6/30/16	550,000	573,980

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	400,000	406,920

	Iron & Steel 0.1%
	ArcelorMittal
	3.75%, due 2/25/15	250,000	252,795
	3.75%, due 3/1/16	225,000	225,691
			478,486
	Mining 0.2%
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	465,624
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	496,270
	3.50%, due 11/2/20	100,000	108,887
	Teck Resources, Ltd. 2.50%, due 2/1/18	200,000	200,439
			1,271,220
	Miscellaneous - Manufacturing 0.2%
	Ingersoll-Rand Global Holding Co., Ltd. 6.00%, due 8/15/13	750,000	789,446
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	200,000	201,471
			990,917
	Oil & Gas 0.5%
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	230,992
	3.561%, due 11/1/21	575,000	633,547
	Petrobras International Finance Co. - Pifco 2.875%, due 2/6/15	500,000	511,268
	Petroleos Mexicanos 4.875%, due 3/15/15	425,000	456,875
	Statoil ASA 3.125%, due 8/17/17	375,000	411,215
	Total Capital International S.A.
	1.55%, due 6/28/17	200,000	203,351
	2.875%, due 2/17/22	425,000	451,821
			2,899,069
	Pharmaceuticals 0.4%
	GlaxoSmithKline Capital PLC 2.85%, due 5/8/22	350,000	367,055
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	605,375
	Sanofi S.A.
	2.625%, due 3/29/16	350,000	371,570
	4.00%, due 3/29/21	475,000	545,115
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	300,000	315,103
			2,204,218
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 0.875%, due 3/2/15	600,000	603,757

	Telecommunications 0.4%
	America Movil SAB de CV 3.125%, due 7/16/22	300,000	308,679
	British Telecommunications PLC 5.15%, due 1/15/13	175,000	178,500
	France Telecom S.A. 2.75%, due 9/14/16	325,000	335,918
	Telefonica Emisiones SAU
	2.582%, due 4/26/13	400,000	397,986
	3.729%, due 4/27/15	250,000	235,107
	5.134%, due 4/27/20	175,000	155,960
	Vivendi S.A. 2.40%, due 4/10/15 (e)	350,000	350,157
	Vodafone Group PLC 1.625%, due 3/20/17	350,000	355,141
			2,317,448
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	404,290
	Total Yankee Bonds (Cost $22,505,770)		23,328,280
	Total Long-Term Bonds (Cost $227,501,717)		234,361,094

		Shares	Value
	Common Stocks 59.6%
	Advertising 0.2%
	Interpublic Group of Cos., Inc. (The)	128,979	1,273,023

	Aerospace & Defense 1.6%
	Alliant Techsystems, Inc.	25,124	1,163,744
	Boeing Co. (The)	16,141	1,192,981
	General Dynamics Corp.	21,723	1,378,107
	Huntington Ingalls Industries, Inc. (i)	31,019	1,209,431
	L-3 Communications Holdings, Inc.	12,082	856,493
	Lockheed Martin Corp.	11,880	1,060,527
	Northrop Grumman Corp.	18,660	1,235,292
	Raytheon Co.	22,162	1,229,548
			9,326,123
	Agriculture 1.1%
	Altria Group, Inc.	33,937	1,220,714
	Archer-Daniels-Midland Co.	50,272	1,311,596
	Bunge, Ltd.	23,907	1,572,363
	Philip Morris International, Inc.	15,422	1,410,188
	Reynolds American, Inc.	26,552	1,228,561
			6,743,422
	Airlines 0.6%
	Copa Holdings S.A. Class A	13,766	1,067,278
	Delta Air Lines, Inc. (i)	127,913	1,234,360
	Southwest Airlines Co.	143,142	1,315,475
			3,617,113
	Auto Manufacturers 0.4%
	Ford Motor Co.	117,412	1,084,887
	General Motors Co. (i)	63,276	1,247,170
			2,332,057
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	43,579	1,074,223
	Lear Corp.	6,984	248,281
			1,322,504
	Banks 4.9%
¤	Bank of America Corp.	190,573	1,398,806
	Bank of New York Mellon Corp. (The)	65,253	1,388,584
	BB&T Corp.	37,692	1,182,398
	Capital One Financial Corp.	24,244	1,369,544
	CapitalSource, Inc.	179,365	1,174,841
¤	Citigroup, Inc.	40,030	1,086,014
	City National Corp.	2,581	127,192
	Comerica, Inc.	51,896	1,567,778
	Commerce Bancshares, Inc.	22,811	898,297
	Fifth Third Bancorp	159,784	2,208,215
	First Citizens BancShares, Inc. Class A	908	149,175
	First Republic Bank	41,148	1,338,544
	Goldman Sachs Group, Inc. (The)	10,728	1,082,455
	Huntington Bancshares, Inc.	189,953	1,180,558
¤	JPMorgan Chase & Co.	38,156	1,373,616
	KeyCorp	186,211	1,485,964
	Morgan Stanley	80,924	1,105,422
	Northern Trust Corp.	30,968	1,405,947
	PNC Financial Services Group, Inc.	20,690	1,222,779
	State Street Corp.	34,426	1,390,122
	SunTrust Banks, Inc.	47,867	1,132,054
	SVB Financial Group (i)	21,463	1,240,776
	U.S. Bancorp	35,999	1,205,966
	Wells Fargo & Co.	31,147	1,053,080
			28,768,127
	Beverages 0.3%
	Beam, Inc.	2,628	165,249
	Constellation Brands, Inc. Class A (i)	45,610	1,286,658
			1,451,907
	Biotechnology 0.2%
	Amylin Pharmaceuticals, Inc. (i)	2,473	76,144
	Bio-Rad Laboratories, Inc. Class A (i)	542	52,146
	Charles River Laboratories International, Inc. (i)	33,769	1,149,159
	Life Technologies Corp. (i)	1,255	55,069
			1,332,518
	Building Materials 0.0%‡
	Fortune Brands Home & Security, Inc. (i)	4,894	108,255

	Chemicals 1.9%
	Air Products & Chemicals, Inc.	13,169	1,059,183
	Cabot Corp.	6,405	249,795
	CF Industries Holdings, Inc.	8,660	1,695,282
	Cytec Industries, Inc.	354	21,792
	Dow Chemical Co. (The)	41,439	1,192,614
	Eastman Chemical Co.	14,957	781,952
	Huntsman Corp.	100,087	1,266,100
	LyondellBasell Industries, N.V., Class A	29,564	1,316,485
	Mosaic Co. (The)	23,566	1,369,420
	W.R. Grace & Co. (i)	15,758	883,078
	Westlake Chemical Corp.	20,510	1,217,474
			11,053,175
	Commercial Services 1.3%
	Aaron's, Inc.	38,505	1,129,352
	Booz Allen Hamilton Holding Corp.	10,170	177,263
	CoreLogic, Inc. (i)	63,631	1,463,513
	Corrections Corporation of America	35,962	1,117,699
	Equifax, Inc.	21,464	1,005,374
	H&R Block, Inc.	74,882	1,207,847
	R.R. Donnelley & Sons Co.	53,078	643,305
	Service Corp. International	10,746	138,086
	Total System Services, Inc.	5,266	124,541
	Towers Watson & Co. Class A	12,137	711,592
			7,718,572
	Computers 1.6%
	Brocade Communications Systems, Inc. (i)	201,194	999,934
	Computer Sciences Corp.	36,075	888,166
	Dell, Inc. (i)	115,504	1,372,188
	Diebold, Inc.	33,559	1,085,634
	DST Systems, Inc.	21,926	1,181,811
	Hewlett-Packard Co.	58,412	1,065,435
	Synopsys, Inc. (i)	47,444	1,437,079
	Western Digital Corp. (i)	29,235	1,162,676
			9,192,923
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	9,888	1,061,575
	Procter & Gamble Co. (The)	16,294	1,051,615
			2,113,190
	Distribution & Wholesale 0.2%
	Ingram Micro, Inc. Class A (i)	38,350	574,867
	WESCO International, Inc. (i)	11,548	643,339
			1,218,206
	Electric 4.4%
	AES Corp. (The) (i)	141,877	1,711,037
	Ameren Corp.	45,374	1,552,245
	American Electric Power Co., Inc.	28,824	1,217,526
	CMS Energy Corp.	12,893	317,941
	Consolidated Edison, Inc.	18,770	1,210,665
	Dominion Resources, Inc.	19,434	1,055,461
	DTE Energy Co.	32,015	1,964,761
¤	Duke Energy Corp.	23,458	1,589,983
	Edison International	52,005	2,401,591
	Entergy Corp.	30,922	2,247,102
	Exelon Corp.	26,987	1,055,731
	FirstEnergy Corp.	21,167	1,063,007
	MDU Resources Group, Inc.	29,242	654,728
	NextEra Energy, Inc.	17,097	1,212,177
	Northeast Utilities	1,442	57,507
	PG&E Corp.	26,476	1,222,132
	Pinnacle West Capital Corp.	11,473	614,264
	PPL Corp.	17,515	506,183
	Public Service Enterprise Group, Inc.	36,356	1,208,473
	Southern Co.	21,879	1,053,474
	TECO Energy, Inc.	26,729	486,201
	Xcel Energy, Inc.	49,632	1,454,218
			25,856,407
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	25,898	1,237,147
	Energizer Holdings, Inc. (i)	350	27,220
	General Cable Corp. (i)	43,731	1,142,691
			2,407,058
	Electronics 1.0%
	Dolby Laboratories, Inc. Class A (i)	13,217	465,899
	Garmin, Ltd.	28,624	1,105,173
	Itron, Inc. (i)	29,288	1,141,353
	Tech Data Corp. (i)	14,621	732,512
	Thermo Fisher Scientific, Inc.	19,235	1,070,812
	Tyco International, Ltd.	26,056	1,431,517
			5,947,266
	Engineering & Construction 0.6%
	Aecom Technology Corp. (i)	30,745	498,376
	Chicago Bridge & Iron Co. N.V.	17,408	622,162
	Engility Holdings, Inc. (i)	5,172	75,511
	McDermott International, Inc. (i)	117,311	1,372,539
	URS Corp.	22,203	778,659
			3,347,247
	Entertainment 0.2%
	Regal Entertainment Group Class A	83,700	1,156,734

	Environmental Controls 0.2%
	Waste Management, Inc.	36,531	1,256,666

	Finance - Credit Card 0.5%
	American Express Co.	23,656	1,365,188
	Discover Financial Services	38,457	1,382,913
			2,748,101
	Finance - Investment Banker/Broker 0.5%
	Charles Schwab Corp. (The)	108,272	1,367,475
	Interactive Brokers Group, Inc.	33,219	460,083
	Raymond James Financial, Inc.	41,290	1,388,170
			3,215,728
	Finance - Other Services 0.2%
	CME Group, Inc. Class A	20,060	1,045,327

	Food 1.2%
	Dean Foods Co. (i)	74,699	924,027
	General Mills, Inc.	27,546	1,066,030
	Kellogg Co.	22,569	1,076,541
	Kraft Foods, Inc. Class A	26,713	1,060,773
	Smithfield Foods, Inc. (i)	47,603	880,656
	Sysco Corp.	36,515	1,073,176
	Tyson Foods, Inc. Class A	67,691	1,016,042
			7,097,245
	Forest Products & Paper 0.3%
	Domtar Corp.	16,696	1,233,167
	International Paper Co.	21,063	691,077
			1,924,244
	Gas 0.4%
	CenterPoint Energy, Inc.	88,389	1,861,472
	Sempra Energy	6,492	457,102
	UGI Corp.	2,503	76,717
			2,395,291
	Health Care - Products 1.7%
	Baxter International, Inc.	20,941	1,225,258
	Becton, Dickinson & Co.	16,232	1,228,925
	Boston Scientific Corp. (i)	317,164	1,639,738
	Covidien PLC	22,700	1,268,476
	Hill-Rom Holdings, Inc.	38,618	1,009,861
	Medtronic, Inc.	32,194	1,269,087
	Stryker Corp.	26,634	1,385,767
	Zimmer Holdings, Inc.	13,816	814,177
			9,841,289
	Health Care - Services 1.9%
	Aetna, Inc.	38,707	1,395,774
	AMERIGROUP Corp. (i)	651	58,512
	CIGNA Corp.	14,597	587,967
	Community Health Systems, Inc. (i)	48,423	1,191,690
	Covance, Inc. (i)	27,058	1,270,102
	Coventry Health Care, Inc.	20,700	689,931
	HCA Holdings, Inc.	44,049	1,166,418
	Health Management Associates, Inc. Class A (i)	63,219	415,981
	Health Net, Inc. (i)	27,292	600,970
	Humana, Inc.	21,458	1,321,813
	Lincare Holdings, Inc.	892	36,929
	UnitedHealth Group, Inc.	26,271	1,342,185
	WellPoint, Inc.	25,592	1,363,798
			11,442,070
	Home Builders 0.4%
	PulteGroup, Inc. (i)	132,659	1,499,047
	Thor Industries, Inc.	38,681	1,111,305
			2,610,352
	Household Products & Wares 0.7%
	Avery Dennison Corp.	41,973	1,292,349
	Jarden Corp.	30,029	1,357,311
	Kimberly-Clark Corp.	14,106	1,225,952
			3,875,612
	Housewares 0.2%
	Newell Rubbermaid, Inc.	63,435	1,119,628

	Insurance 5.4%
	ACE, Ltd.	16,738	1,230,243
	Aflac, Inc.	32,940	1,442,113
	Alleghany Corp. (i)	4,601	1,591,072
	Allied World Assurance Co. Holdings, Ltd.	8,323	627,804
	Allstate Corp. (The)	35,408	1,214,494
	American Financial Group, Inc.	28,004	1,056,031
	American International Group, Inc. (i)	44,522	1,392,203
	American National Insurance Co.	5,466	384,970
	Aon PLC	4,535	223,122
	Arch Capital Group, Ltd. (i)	37,795	1,466,446
	Aspen Insurance Holdings, Ltd.	14,252	409,603
	Axis Capital Holdings, Ltd.	41,697	1,370,163
	Berkshire Hathaway, Inc. Class B (i)	12,424	1,054,052
	Chubb Corp. (The)	19,645	1,427,995
	CNA Financial Corp.	2,594	67,729
	Everest Re Group, Ltd.	11,879	1,208,094
	Fidelity National Financial, Inc. Class A	24,521	456,581
	Hartford Financial Services Group, Inc. (The)	70,798	1,164,627
	Loews Corp.	25,664	1,016,038
	Marsh & McLennan Cos., Inc.	32,590	1,082,314
	Mercury General Corp.	3,102	112,354
	MetLife, Inc.	35,855	1,103,258
	PartnerRe, Ltd.	19,899	1,441,484
	Principal Financial Group, Inc.	57,798	1,479,051
	ProAssurance Corp.	5,408	484,395
	Progressive Corp. (The)	3,687	72,781
	Protective Life Corp.	44,250	1,235,018
	Prudential Financial, Inc.	29,309	1,415,039
	Reinsurance Group of America, Inc.	13,355	743,473
	RenaissanceRe Holdings, Ltd.	12,782	945,740
	StanCorp Financial Group, Inc.	16,488	490,683
	Travelers Cos., Inc. (The)	22,177	1,389,389
	Validus Holdings, Ltd.	30,610	995,743
	White Mountains Insurance Group, Ltd.	433	221,086
			32,015,188
	Internet 0.9%
	Akamai Technologies, Inc. (i)	17,334	609,810
	AOL, Inc. (i)	25,385	808,766
	Expedia, Inc.	13,883	791,192
	IAC / InterActiveCorp	27,656	1,454,982
	Symantec Corp. (i)	13,677	215,413
	Yahoo!, Inc. (i)	86,502	1,370,192
			5,250,355
	Investment Company 0.1%
	American Capital Ltd. (i)	41,313	411,477

	Investment Management/Advisory Services 0.8%
	Ameriprise Financial, Inc.	19,347	1,000,627
	BlackRock, Inc.	7,327	1,247,495
	Franklin Resources, Inc.	9,711	1,116,279
	Janus Capital Group, Inc.	1,900	13,737
	Legg Mason, Inc.	53,671	1,316,013
			4,694,151
	Iron & Steel 0.0%‡
	Nucor Corp.	803	31,478

	Leisure Time 0.2%
	Carnival Corp.	41,767	1,390,006

	Machinery - Diversified 0.1%
	AGCO Corp. (i)	16,975	744,184

	Media 1.7%
	CBS Corp. Class B	37,057	1,239,927
	Comcast Corp. Class A	43,233	1,407,234
	Gannett Co., Inc.	95,537	1,348,027
	News Corp. Class A	60,486	1,392,388
	Thomson Reuters Corp.	42,339	1,198,617
	Time Warner, Inc.	31,530	1,233,454
	Walt Disney Co. (The)	24,325	1,195,330
	Washington Post Co. Class B	3,236	1,095,386
			10,110,363
	Mining 0.6%
	Freeport-McMoRan Copper & Gold, Inc.	32,560	1,096,295
	Newmont Mining Corp.	22,824	1,014,983
	Southern Copper Corp.	38,919	1,256,306
			3,367,584
	Miscellaneous - Manufacturing 1.7%
	3M Co.	13,347	1,217,647
	Cooper Industries PLC	4,411	317,063
	Danaher Corp.	23,231	1,226,829
	Dover Corp.	2,407	131,109
	Eaton Corp.	4,038	177,026
	General Electric Co.	51,167	1,061,715
	Illinois Tool Works, Inc.	19,640	1,067,238
	Ingersoll-Rand PLC	30,508	1,293,844
	ITT Corp.	34,555	647,561
	Leggett & Platt, Inc.	9,258	214,600
	Parker Hannifin Corp.	19,741	1,585,597
	Textron, Inc.	46,397	1,208,642
			10,148,871
	Oil & Gas 4.3%
	Anadarko Petroleum Corp.	14,783	1,026,532
	Apache Corp.	12,352	1,063,754
	Chesapeake Energy Corp.	2,006	37,753
	Chevron Corp.	11,167	1,223,680
	ConocoPhillips	22,227	1,210,038
	Denbury Resources, Inc. (i)	14,707	222,370
	Devon Energy Corp.	18,153	1,073,205
	Diamond Offshore Drilling, Inc.	23,022	1,506,099
	ExxonMobil Corp.	15,792	1,371,535
	Helmerich & Payne, Inc.	23,300	1,083,450
	Hess Corp.	22,119	1,043,132
	HollyFrontier Corp.	41,103	1,536,841
	Marathon Oil Corp.	51,954	1,375,222
¤	Marathon Petroleum Corp.	54,207	2,563,991
	Murphy Oil Corp.	38,956	2,090,379
	Noble Energy, Inc.	165	14,426
	Occidental Petroleum Corp.	13,847	1,205,105
	Phillips 66	37,997	1,428,687
	Sunoco, Inc.	1,648	79,417
	Tesoro Corp. (i)	52,718	1,457,653
¤	Valero Energy Corp.	91,722	2,522,355
	WPX Energy, Inc. (i)	1,210	19,300
			25,154,924
	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	22,633	1,048,360
	Halliburton Co.	37,137	1,230,349
	National-Oilwell Varco, Inc.	14,349	1,037,433
	RPC, Inc.	25,877	348,046
			3,664,188
	Pharmaceuticals 1.8%
	Abbott Laboratories	18,703	1,240,196
	Bristol-Myers Squibb Co.	29,400	1,046,640
	Cardinal Health, Inc.	28,742	1,238,493
	Eli Lilly & Co.	31,332	1,379,548
	Forest Laboratories, Inc. (i)	40,487	1,358,339
	Johnson & Johnson	15,303	1,059,274
	Merck & Co., Inc.	27,906	1,232,608
	Omnicare, Inc.	20,000	628,200
	Pfizer, Inc.	51,488	1,237,771
			10,421,069
	Pipelines 0.2%
	Spectra Energy Corp.	34,812	1,068,380

	Real Estate 0.0%‡
	Alexander & Baldwin, Inc. (i)	948	30,374

	Real Estate Investment Trusts 3.8%
	American Capital Agency Corp.	12,561	441,394
	Annaly Capital Management, Inc.	27,215	474,357
	Apartment Investment & Management Co. Class A	1,777	48,743
	AvalonBay Communities, Inc.	3,527	518,786
	Boston Properties, Inc.	2,786	308,967
	Brandywine Realty Trust	61,745	733,531
	CBL & Associates Properties, Inc.	68,285	1,347,263
	Chimera Investment Corp.	522,121	1,127,781
	CommonWealth REIT	740	13,498
	Duke Realty Corp.	32,917	475,980
	Equity Residential	16,719	1,058,480
	Extra Space Storage, Inc.	31,786	1,040,674
	General Growth Properties, Inc.	87,376	1,583,253
	HCP, Inc.	18,838	889,342
	Health Care REIT, Inc.	16,693	1,038,805
	Hospitality Properties Trust	53,853	1,307,012
	Host Hotels & Resorts, Inc.	86,969	1,276,705
	Kimco Realty Corp.	60,316	1,175,559
	Liberty Property Trust	18,339	665,522
	Piedmont Office Realty Trust, Inc. Class A	28,460	485,528
	ProLogis, Inc.	8,446	273,059
	Regency Centers Corp.	8,658	414,285
	Retail Properties of America, Inc. Class A	22,173	221,065
	Simon Property Group, Inc.	7,604	1,220,366
	Taubman Centers, Inc.	14,380	1,114,738
	UDR, Inc.	1,792	47,685
	Ventas, Inc.	23,842	1,603,374
	Vornado Realty Trust	3,957	330,410
	Weingarten Realty Investors	48,227	1,296,342
			22,532,504
	Retail 2.4%
	American Eagle Outfitters, Inc.	55,896	1,163,755
	Chico's FAS, Inc.	76,892	1,177,986
	CVS Caremark Corp.	30,664	1,387,546
	Dillard's, Inc. Class A	18,647	1,216,344
	DSW, Inc. Class A	698	41,266
	Foot Locker, Inc.	44,355	1,464,602
	Guess?, Inc.	3,862	116,246
	Lowe's Cos., Inc.	51,368	1,303,206
	Macy's, Inc.	62,219	2,229,929
	Target Corp.	19,803	1,201,052
	Wal-Mart Stores, Inc.	18,547	1,380,453
	Walgreen Co.	39,073	1,420,694
			14,103,079
	Savings & Loans 0.4%
	Capitol Federal Financial, Inc.	84,875	994,735
	First Niagara Financial Group, Inc.	16,216	122,917
	Hudson City Bancorp, Inc.	218,553	1,387,812
			2,505,464
	Semiconductors 2.3%
	Applied Materials, Inc.	111,000	1,208,790
	Broadcom Corp. Class A	41,305	1,399,413
	Cypress Semiconductor Corp.	53,007	566,645
	Intel Corp.	53,584	1,377,109
	KLA-Tencor Corp.	36,406	1,853,429
	Lam Research Corp. (i)	10,573	363,817
	Marvell Technology Group, Ltd.	65,892	741,944
	Micron Technology, Inc. (i)	262,504	1,630,150
	NVIDIA Corp. (i)	135,156	1,830,012
	ON Semiconductor Corp. (i)	193,416	1,342,307
	Texas Instruments, Inc.	38,891	1,059,391
			13,373,007
	Software 0.5%
	Adobe Systems, Inc. (i)	39,075	1,206,636
	CA, Inc.	34,560	831,859
	Fidelity National Information Services, Inc.	27,574	866,927
			2,905,422
	Telecommunications 1.2%
¤	AT&T, Inc.	37,642	1,427,385
	CenturyLink, Inc.	29,600	1,229,584
	Cisco Systems, Inc.	88,843	1,417,046
	Corning, Inc.	121,674	1,388,300
	EchoStar Corp. Class A (i)	7,797	224,554
	Sprint Nextel Corp. (i)	53,798	234,559
	Telephone & Data Systems, Inc.	55,966	1,356,056
			7,277,484
	Transportation 0.9%
	Con-way, Inc.	32,539	1,159,039
	CSX Corp.	54,346	1,246,697
	FedEx Corp.	15,430	1,393,329
	Norfolk Southern Corp.	18,717	1,385,994
	UTI Worldwide, Inc.	7,912	104,834
			5,289,893
	Total Common Stocks (Cost $321,926,719)		351,346,825

	Exchange Traded Funds 0.3% (j)
	S&P 500 Index - SPDR Trust Series 1	5,429	747,628
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	6,101	1,044,857
	Total Exchange Traded Funds (Cost $1,747,088)		1,792,485

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $2,683,596 (Collateralized by United States Treasury Notes with rates between 1.75% and 4.50% maturity dates between 3/31/14 and 2/15/36, with a Principal Amount of $1,970,000 and a Market Value of $2,741,755)	$2,683,595	2,683,595
	Total Short-Term Investment (Cost $2,683,595)		2,683,595
	Total Investments (Cost $553,859,119) (k)	100.1%	590,183,999
	Other Assets, Less Liabilities	(0.1)	(440,509)
	Net Assets	100.0%	$589,743,490

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Restricted security.
(c)	Illiquid security. The total market value of this security as of July 31, 2012 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security. The total market value of this security as of July 31, 2012 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2012 is $1,190,406, which represents 0.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	As of July 31, 2012, cost is $560,034,916 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$44,445,464
Gross unrealized depreciation	(14,296,381)
Net unrealized appreciation	$30,149,083

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,941,636	$—	$2,941,636
Convertible Bond (b)	—	—	18	18
Corporate Bonds	—	61,599,714	—	61,599,714
Foreign Government Bonds	—	963,325	—	963,325
Mortgage-Backed Securities	—	3,733,102	—	3,733,102
U.S. Government & Federal Agencies	—	141,795,019	—	141,795,019
Yankee Bonds	—	23,328,280	—	23,328,280
Total Long-Term Bonds	—	234,361,076	18	234,361,094
Common Stocks	351,346,825	—	—	351,346,825
Exchange Traded Funds	1,792,485	—	—	1,792,485
Short-Term Investment
Repurchase Agreement	—	2,683,595	—	2,683,595
Total Investments in Securities	$353,139,310	$237,044,671	$18	$590,183,999

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-
Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of July 31, 2012, the Portfolio held the following restricted security:

		Principal
	Date(s) of	Amount/		7/31/12	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	2/27/01	$177,810	$13,325	$18	0.0	%‡
‡ Less than one-tenth of a percent.

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 40.1%
MainStay 130/30 Core Fund Class I (a)	3,407,014	$27,187,974
MainStay 130/30 International Fund Class I	468,979	2,935,807
MainStay Epoch Global Choice Fund Class I	45,648	713,939
MainStay Epoch International Small Cap Fund Class I	568	9,474
MainStay Epoch U.S. All Cap Fund Class I	678,467	16,317,136
MainStay ICAP Equity Fund Class I	427,420	16,147,913
MainStay ICAP International Fund Class I	112,803	3,102,093
MainStay ICAP Select Equity Fund Class I	57,736	2,070,401
MainStay International Equity Fund Class I	141,453	1,578,615
MainStay Large Cap Growth Fund Class I	3,123,875	23,960,124
MainStay MAP Fund Class I	578,358	19,328,734
MainStay S&P 500 Index Fund Class I	52,572	1,689,673
MainStay U.S. Small Cap Fund Class I (b)	50,556	861,985
Total Equity Funds (Cost $106,298,055)		115,903,868

Fixed Income Funds 60.0%
MainStay Convertible Fund Class I	194,539	2,863,614
MainStay Flexible Bond Opportunities Fund Class I (a)	1,626,203	14,635,827
MainStay Floating Rate Fund Class I (a)	3,820,961	36,108,082
MainStay High Yield Corporate Bond Fund Class I	1,606,100	9,620,538
MainStay High Yield Opportunities Fund Class I	287,827	3,324,405
MainStay Indexed Bond Fund Class I (a)	3,035,370	35,301,355
MainStay Intermediate Term Bond Fund Class I (a)	5,948,815	65,674,913
MainStay Principal Preservation Fund Class I	5,741,648	5,741,648
Total Fixed Income Funds (Cost $168,058,778)		173,270,382
Total Investments (Cost $274,356,833) (c)	100.1%	289,174,250
Other Assets, Less Liabilities	(0.1)	(186,345)
Net Assets	100.0%	$288,987,905

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2012, cost is $275,735,143 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,817,417
Gross unrealized depreciation	(1,378,310)
Net unrealized appreciation	$13,439,107

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$115,903,868	$—	$—	$115,903,868
Fixed Income Funds	173,270,382	—	—	173,270,382
Total Investments	$289,174,250	$—	$—	$289,174,250

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 92.6% †
	Belgium 3.5%
¤	Anheuser-Busch InBev N.V. (Beverages)	30,150	$2,380,486

	British Virgin Islands 1.3%
	Arcos Dorados Holdings, Inc. Class A (Hotels, Restaurants & Leisure)	65,342	854,673

	France 9.4%
	Essilor International S.A. (Health Care Equipment & Supplies)	15,150	1,320,497
	Pernod-Ricard S.A. (Beverages)	7,100	764,473
	Safran S.A. (Aerospace & Defense)	64,948	2,205,172
	SCOR SE (Insurance)	83,650	1,987,442
			6,277,584
	Germany 7.3%
¤	Bayer A.G. (Pharmaceuticals)	32,950	2,509,935
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	32,650	2,372,189
			4,882,124
	Israel 2.0%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (a)	33,500	1,369,815

	Luxembourg 4.9%
¤	SES S.A. (Media)	104,869	2,525,132
	Subsea 7 S.A. (Energy Equipment & Services)	35,415	744,429
			3,269,561
	Switzerland 2.2%
	SGS S.A. (Professional Services)	727	1,456,532

	United Kingdom 13.7%
¤	Experian PLC (Professional Services)	154,950	2,305,485
	Imperial Tobacco Group PLC (Tobacco)	56,389	2,191,672
	Rexam PLC (Containers & Packaging)	301,579	2,054,450
¤	Rolls-Royce Holdings PLC (Aerospace & Defense)	198,600	2,648,245
			9,199,852
	United States 48.3%
	Aetna, Inc. (Health Care Providers & Services)	26,550	957,393
	Apple, Inc. (Computers & Peripherals) (b)	3,163	1,931,834
	Arthur J. Gallagher & Co. (Insurance)	57,000	2,022,360
	Automatic Data Processing, Inc. (IT Services)	23,800	1,345,890
	CIT Group, Inc. (Commercial Banks) (b)	38,300	1,398,716
	Coca-Cola Enterprises, Inc. (Beverages)	60,500	1,773,860
¤	Comcast Corp. Class A (Media)	83,450	2,664,559
	Deere & Co. (Machinery)	23,650	1,816,793
¤	Ecolab, Inc. (Chemicals)	37,692	2,466,941
	Laboratory Corporation of America Holdings (Health Care Providers & Services) (b)	20,800	1,749,072
	McDonald's Corp. (Hotels, Restaurants & Leisure)	18,300	1,635,288
¤	Microsoft Corp. (Software)	81,400	2,398,858
	Oracle Corp. (Software)	60,380	1,823,476
	Time Warner, Inc. (Media)	51,550	2,016,636
¤	Visa, Inc. Class A (IT Services)	18,560	2,395,539
	Yahoo!, Inc. (Internet Software & Services) (b)	122,350	1,938,024
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	31,800	2,061,912
			32,397,151
	Total Common Stocks (Cost $56,013,682)		62,087,778

	Preferred Stock 3.1%
	Bermuda 3.1%
	PartnerRe, Ltd. 7.25% (Insurance)	73,493	2,032,816

	Total Preferred Stock (Cost $1,929,478)		2,032,816

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	United States 2.4%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $1,627,538 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $1,180,000 and a Market Value of $1,663,825) (Capital Markets)	$1,627,537	1,627,537

	Total Short-Term Investment (Cost $1,627,537)		1,627,537
	Total Investments (Cost $59,570,697) (c)	98.1%	65,748,131
	Other Assets, Less Liabilities	1.9	1,296,255
	Net Assets	100.0%	$67,044,386

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	As of July 31, 2012, cost is $59,924,580 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$6,833,809
Gross unrealized depreciation	(1,010,258)
Net unrealized appreciation	$5,823,551

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$62,087,778	$—	$—	$62,087,778
Preferred Stock	2,032,816	—	—	2,032,816
Short-Term Investment
Repurchase Agreement	—	1,627,537	—	1,627,537
Total Investments in Securities	$64,120,594	$1,627,537	$—	$65,748,131

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, foreign securities with a total value of $18,377,270 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Common Stock
Aerospace & Defense	$23,415	$-	$-	$(124)	$-	$(23,291)	$-	$-	$-	$-
Total	$23,415	$-	$-	$(124)	$-	$(23,291)	$-	$-	$-	$-

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	13,615	USD	8,535	USD	6,644
Canadian Dollar	CAD	1,539		1,509		1,534
Euro	EUR	366,467		444,287		450,901
Norwegian Krone	NOK	115,340		19,271		19,136
Pound Sterling	GBP	245,720		386,029		385,252
South Korean Won	KRW	21,954		21		19
Swiss Franc	CHF	25,984		27,228		26,615
Total			USD	886,880	USD	890,101

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 94.6% †
	Australia 0.6%
	Westpac Banking Corp. (Commercial Banks)	351,602	$8,572,369

	Belgium 1.4%
	Anheuser-Busch InBev N.V. (Beverages)	273,200	21,570,438

	Brazil 0.4%
	CPFL Energia S.A. (Electric Utilities)	522,800	6,031,130

	Canada 3.8%
¤	BCE, Inc. (Diversified Telecommunication Services)	701,300	29,846,422
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	327,750	12,847,238
	Shaw Communications, Inc. (Media)	739,700	14,434,790
			57,128,450
	France 6.1%
	France Telecom S.A. (Diversified Telecommunication Services)	959,500	12,856,392
	Sanofi (Pharmaceuticals)	151,096	12,357,337
	SCOR SE (Insurance)	712,300	16,923,549
	Total S.A. (Oil, Gas & Consumable Fuels)	416,600	19,275,741
	Vinci S.A. (Construction & Engineering)	361,600	15,371,728
	Vivendi S.A. (Diversified Telecommunication Services)	794,693	15,116,634
			91,901,381
	Germany 5.0%
	BASF S.E. (Chemicals)	263,700	19,298,667
	Bayer A.G. (Pharmaceuticals)	118,100	8,996,155
	Daimler A.G. (Automobiles)	388,200	19,444,772
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	809,300	9,138,113
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	127,240	18,097,881
			74,975,588
	Hong Kong 1.2%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	309,400	17,982,328

	Italy 0.8%
	Terna S.p.A. (Electric Utilities)	3,819,500	12,754,475

	Norway 0.7%
	Orkla ASA (Industrial Conglomerates)	1,395,200	9,985,637

	Philippines 0.7%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (a)	157,431	10,280,244

	Switzerland 5.0%
¤	Nestle S.A. Registered (Food Products)	401,900	24,719,958
	Novartis A.G. (Pharmaceuticals)	252,716	14,832,149
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	83,300	14,786,326
	Swisscom A.G. (Diversified Telecommunication Services)	51,300	20,566,240
			74,904,673
	Taiwan 0.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (a)	725,100	10,129,647

	United Kingdom 19.8%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (a)	400,100	18,728,681
	BAE Systems PLC (Aerospace & Defense)	3,081,600	14,924,465
	British American Tobacco PLC (Tobacco)	262,800	13,998,755
	Compass Group PLC (Hotels, Restaurants & Leisure)	1,062,900	11,423,639
	Diageo PLC, Sponsored ADR (Beverages) (a)	168,500	18,012,650
	FirstGroup PLC (Road & Rail)	4,130,800	14,468,447
	GlaxoSmithKline PLC (Pharmaceuticals)	618,900	14,249,480
¤	Imperial Tobacco Group PLC (Tobacco)	645,400	25,084,767
	Meggitt PLC (Aerospace & Defense)	1,743,100	10,480,748
	National Grid PLC (Multi-Utilities)	2,242,110	23,288,815
¤	Pearson PLC (Media)	1,403,500	26,317,716
	Reckitt Benckiser Group PLC (Household Products)	202,300	11,123,366
	Royal Dutch Shell PLC, ADR (Oil, Gas & Consumable Fuels) (a)	299,400	20,419,080
	SSE PLC (Electric Utilities)	707,700	14,568,623
	Unilever PLC (Food Products)	235,300	8,451,847
	United Utilities Group PLC (Water Utilities)	1,451,959	15,548,183
¤	Vodafone Group PLC (Wireless Telecommunication Services)	10,179,600	29,143,122
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,842,950	8,012,499
			298,244,883
	United States 48.4%
	Abbott Laboratories (Pharmaceuticals)	152,900	10,138,799
¤	Altria Group, Inc. (Tobacco)	753,500	27,103,395
	Arthur J. Gallagher & Co. (Insurance)	449,500	15,948,260
	AT&T, Inc. (Diversified Telecommunication Services)	523,655	19,856,998
	Automatic Data Processing, Inc. (IT Services)	157,500	8,906,625
	Bristol-Myers Squibb Co. (Pharmaceuticals)	323,200	11,505,920
	CenturyLink, Inc. (Diversified Telecommunication Services)	572,200	23,769,188
	CMS Energy Corp. (Multi-Utilities)	500,800	12,349,728
	Coca-Cola Co. (The) (Beverages)	114,400	9,243,520
	Coca-Cola Enterprises, Inc. (Beverages)	279,200	8,186,144
	Comcast Corp. Class A (Media)	488,000	15,581,840
	ConocoPhillips (Oil, Gas & Consumable Fuels)	198,700	10,817,228
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	173,900	11,376,538
	Diebold, Inc. (Computers & Peripherals)	296,118	9,579,417
¤	Duke Energy Corp. (Electric Utilities)	381,797	25,878,201
	E.I. du Pont de Nemours & Co. (Chemicals)	377,200	18,746,840
	Emerson Electric Co. (Electrical Equipment)	296,600	14,168,582
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	235,300	12,470,900
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	97,000	8,424,450
	Genuine Parts Co. (Distributors)	151,100	9,674,933
	H.J. Heinz Co. (Food Products)	141,900	7,834,299
	Honeywell International, Inc. (Aerospace & Defense)	252,700	14,669,235
¤	Integrys Energy Group, Inc. (Multi-Utilities)	406,450	24,606,483
	Johnson & Johnson (Pharmaceuticals)	167,500	11,594,350
¤	Kimberly-Clark Corp. (Household Products)	294,800	25,621,068
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	195,900	15,677,877
	Lockheed Martin Corp. (Aerospace & Defense)	216,100	19,291,247
	Lorillard, Inc. (Tobacco)	162,000	20,839,680
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	147,400	7,748,818
	Mattel, Inc. (Leisure Equipment & Products)	474,250	16,679,372
	McDonald's Corp. (Hotels, Restaurants & Leisure)	93,400	8,346,224
	Merck & Co., Inc. (Pharmaceuticals)	278,300	12,292,511
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	548,400	18,305,592
	Microsoft Corp. (Software)	433,000	12,760,510
	NiSource, Inc. (Multi-Utilities)	302,100	7,730,739
	NYSE Euronext (Diversified Financial Services)	388,200	9,891,336
	Oracle Corp. (Software)	469,700	14,184,940
	PepsiCo., Inc. (Beverages)	103,500	7,527,555
	Philip Morris International, Inc. (Tobacco)	250,900	22,942,296
	Pitney Bowes, Inc. (Commercial Services & Supplies)	589,600	7,877,056
	PPL Corp. (Electric Utilities)	259,100	7,487,990
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	895,400	10,852,248
	Regal Entertainment Group Class A (Media)	1,024,500	14,158,590
	Reynolds American, Inc. (Tobacco)	467,800	21,645,106
	SCANA Corp. (Multi-Utilities)	194,100	9,543,897
	Southern Co. (Electric Utilities)	155,600	7,492,140
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	271,000	8,316,990
	TECO Energy, Inc. (Multi-Utilities)	690,300	12,556,557
	Time Warner, Inc. (Media)	283,800	11,102,256
	Travelers Cos., Inc. (The) (Insurance)	128,200	8,031,730
	Vectren Corp. (Multi-Utilities)	355,200	10,602,720
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	563,000	25,413,820
	Waste Management, Inc. (Commercial Services & Supplies)	321,300	11,052,720
			728,405,458
	Total Common Stocks (Cost $1,320,133,756)		1,422,866,701

	Preferred Stocks 1.1%
	Germany 0.5%
	ProSiebenSat.1 Media A.G. 6.62% (Media)	358,900	7,551,197

	United States 0.6%
	MetLife, Inc. 6.50% (Insurance)	366,800	9,371,740

	Total Preferred Stocks (Cost $18,051,004)		16,922,937

		Principal Amount	Value
	Short-Term Investment 3.4%
	Repurchase Agreement 3.4%
	United States 3.4%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $50,944,433 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $36,855,000 and a Market Value of $51,966,324) (Capital Markets)	$50,944,419	50,944,419

	Total Short-Term Investment (Cost $50,944,419)		50,944,419

	Total Investments (Cost $1,389,129,179) (b)	99.1%	1,490,734,057

	Other Assets, Less Liabilities	0.9	13,551,787
	Net Assets	100.0%	$1,504,285,844

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	As of July 31, 2012, cost is $1,391,497,115 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$135,874,190
Gross unrealized depreciation	(36,637,248)
Net unrealized appreciation	$99,236,942

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,422,866,701	$—	$—	$1,422,866,701
Preferred Stocks	16,922,937	—	—	16,922,937
Short-Term Investment
Repurchase Agreement	—	50,944,419	—	50,944,419
Total Investments in Securities	$1,439,789,638	$50,944,419	$—	$1,490,734,057

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, foreign securities with a total value of $369,058,996 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	46	USD	47	USD	48
Canadian Dollar	CAD	2,295		2,291		2,288
Euro	EUR	67		83		83
New Taiwan Dollar	TWD	52,146		1,726		1,739
Total			USD	4,147	USD	4,158

MainStay Epoch International Small Cap Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Australia 3.0%
	Ausdrill, Ltd. (Construction & Engineering)	171,179	$600,840
	Challenger, Ltd. (Diversified Financial Services)	382,835	1,347,777
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	25,900	577,845
	Pacific Brands, Ltd. (Distributors)	636,250	347,690
	SAI Global, Ltd. (Professional Services)	416,774	1,957,806
	Western Areas NL (Metals & Mining)	75,100	276,229
			5,108,187
	Austria 1.2%
	Andritz A.G. (Machinery)	36,200	1,984,501

	Belgium 1.4%
	Telenet Group Holding N.V. (Diversified Telecommunication Services)	55,782	2,460,535

	Bermuda 4.6%
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (a)	1,506,900	1,489,462
	Catlin Group, Ltd. (Insurance)	308,750	2,097,492
	Dockwise, Ltd. (Energy Equipment & Services) (a)	81,850	1,390,780
	Lancashire Holdings, Ltd. (Insurance)	132,950	1,632,130
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,443
	Validus Holdings, Ltd. (Insurance)	40,500	1,317,465
			7,928,772
	Brazil 4.6%
	BR Properties S.A. (Real Estate Management & Development)	124,900	1,456,720
¤	Localiza Rent a Car S.A. (Road & Rail)	202,100	3,277,271
	Mills Estruturas e Servicos de Engenharia S.A. (Trading Companies & Distributors)	186,700	2,517,334
	Porto Seguro S.A. (Insurance)	67,250	587,436
	Rossi Residencial S.A. (Household Durables)	74,950	170,075
			8,008,836
	Canada 7.2%
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders) (c)(d)	97,100	639,039
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	267,633	1,761,358
	Aurizon Mines, Ltd. (Metals & Mining) (a)	159,400	707,314
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	29,700	701,890
	Capstone Mining Corp. (Metals & Mining) (a)	192,500	431,894
	CCL Industries, Inc. Class B (Containers & Packaging)	33,550	1,159,204
	Cott Corp. (Beverages) (a)	195,350	1,655,756
	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	109,400	754,897
	Detour Gold Corp. (Metals & Mining) (a)	55,700	1,235,247
	Dorel Industries, Inc. Class B (Household Durables)	20,250	563,369
	Gluskin Sheff + Associates, Inc. (Capital Markets)	19,450	280,254
	Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure) (a)	69,000	676,342
	Laurentian Bank of Canada (Commercial Banks)	22,900	1,085,800
	SEMAFO, Inc. (Metals & Mining)	280,239	883,039
			12,535,403
	Cayman Islands 3.6%
	China High Precision Automation Group, Ltd. (Electronic Equipment & Instruments) (b)(c)	2,809,600	759,400
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	769,000	366,913
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	2,846,000	1,383,602
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	233,500	481,772
	New World Department Store China, Ltd. (Multiline Retail)	901,295	488,148
	Polarcus, Ltd. (Energy Equipment & Services) (a)	803,031	688,783
	Shenguan Holdings Group, Ltd. (Food Products)	1,278,000	716,894
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	2,281,750	862,126
	Xingda International Holdings, Ltd. (Metals & Mining)	1,387,579	468,807
			6,216,445
	China 0.4%
	Lianhua Supermarket Holdings Co., Ltd. (Food & Staples Retailing)	653,000	650,078

	Denmark 1.2%
	Christian Hansen Holding A/S (Chemicals)	69,650	1,991,102

	France 5.9%
	Alten, Ltd. (IT Services)	44,300	1,250,929
	Altran Technologies S.A. (IT Services) (a)	285,800	1,339,780
	Eurofins Scientific (Life Sciences Tools & Services)	11,450	1,490,518
	IPSOS (Media)	56,300	1,636,886
	Mersen (Electrical Equipment)	26,850	680,216
	Saft Groupe S.A. (Electrical Equipment)	40,956	929,737
¤	Societe BIC S.A. (Commercial Services & Supplies)	29,150	2,958,958
			10,287,024
	Germany 2.4%
	Deutsche Wohnen A.G. (Real Estate Management & Development)	65,350	1,091,118
	GFK SE (Media)	23,700	1,113,930
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	24,405	541,854
	Morphosys A.G. (Life Sciences Tools & Services) (a)	64,650	1,447,725
			4,194,627
	Hong Kong 1.4%
	Television Broadcasts, Ltd. (Media)	154,000	1,102,170
	Vitasoy International Holdings, Ltd. (Food Products)	1,384,000	1,231,460
			2,333,630
	Ireland 0.3%
	Smurfit Kappa Group PLC (Containers & Packaging)	71,650	533,357

	Isle of Man 1.3%
	Playtech, Ltd. (Software)	414,000	2,252,342

	Italy 4.3%
	Amplifon S.p.A. (Health Care Providers & Services)	556,550	2,070,772
	Astaldi S.p.A. (Construction & Engineering)	207,048	1,207,523
	Banca Generali S.p.A. (Capital Markets)	68,700	782,311
	Danieli & Co. S.p.A. (Machinery)	96,700	1,054,160
	Salvatore Ferragamo Italia S.p.A. (Textiles, Apparel & Luxury Goods)	76,520	1,488,514
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	9,319	858,237
			7,461,517
	Japan 21.2%
	Air Water, Inc. (Chemicals)	96,160	1,164,382
	Anritsu Corp. (Electronic Equipment & Instruments)	93,000	1,160,640
	Daicel Corp. (Chemicals)	151,000	912,282
	GMO Internet, Inc. (Internet Software & Services)	303,000	1,531,968
¤	JGC Corp. (Construction & Engineering)	108,750	3,360,288
	Kansai Paint Co., Ltd. (Chemicals)	116,440	1,223,645
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	75,081	2,171,943
	MISUMI Group, Inc. (Trading Companies & Distributors)	23,200	566,303
	Nabtesco Corp. (Machinery)	118,000	2,605,440
	NET One Systems Co., Ltd. (IT Services)	53,700	766,406
	Nifco, Inc./Japan (Auto Components)	71,150	1,593,760
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	37,200	1,217,065
	Nippon Shokubai Co, Ltd. (Chemicals)	187,000	2,290,675
	ORIX Corp. (Diversified Financial Services)	3,250	310,752
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	101	597,920
	Park24 Co., Ltd. (Commercial Services & Supplies)	112,900	1,734,144
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	111,000	1,504,627
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	22,200	947,674
¤	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	29,900	3,268,429
	Sohgo Security Services Co., Ltd. (Commercial Services & Supplies)	83,500	1,138,272
	Start Today Co., Ltd. (Internet & Catalog Retail)	35,500	472,576
¤	Sundrug Co., Ltd. (Food & Staples Retailing)	79,000	2,757,542
¤	Sysmex Corp. (Health Care Equipment & Supplies)	78,300	3,432,672
			36,729,405
	Luxembourg 1.9%
	L'Occitane International S.A. (Specialty Retail)	421,450	1,103,258
	Subsea 7 S.A. (Energy Equipment & Services)	107,651	2,262,840
			3,366,098
	Mexico 0.2%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	175,400	354,401

	Netherlands 3.3%
	Core Laboratories N.V. (Energy Equipment & Services)	11,950	1,333,142
	Delta Lloyd N.V. (Insurance)	47,400	619,077
	Fugro N.V. (Energy Equipment & Services)	13,300	871,400
	Imtech N.V. (Construction & Engineering)	86,150	2,200,008
	SBM Offshore N.V. (Energy Equipment & Services) (a)	56,334	687,865
			5,711,492
	Norway 0.9%
	Petroleum Geo-Services ASA (Energy Equipment & Services)	77,150	1,137,881
	SpareBank 1 SR Bank ASA (Commercial Banks)	65,996	361,319
			1,499,200
	Philippines 0.3%
	Globe Telecom, Inc. (Wireless Telecommunication Services)	16,710	459,130

	Republic of Korea 1.9%
	BS Financial Group, Inc. (Commercial Banks)	134,770	1,424,435
	Korean Reinsurance Co. (Insurance)	115,062	995,296
	LIG Insurance Co., Ltd. (Insurance)	48,300	937,698
			3,357,429
	Spain 0.2%
	Ebro Puleva S.A. (Food Products)	19,041	299,176

	Switzerland 3.5%
	EFG International A.G. (Capital Markets)	101,192	694,445
	GAM Holding, Ltd. A.G. (Capital Markets)	49,650	549,237
	Helvetia Holding A.G. (Insurance)	3,500	1,087,140
	Kuoni Reisen Holding A.G. (Hotels, Restaurants & Leisure)	3,619	954,514
	Partners Group Holding A.G. (Capital Markets)	6,150	1,123,164
	Sulzer A.G. (Machinery)	6,800	880,385
	Temenos Group A.G. Registered (Software) (a)	58,374	774,294
			6,063,179
	Taiwan 1.5%
	First Steamship Co., Ltd. (Marine)	377,000	397,206
	TXC Corp. (Electronic Equipment & Instruments)	936,629	1,442,769
	WPG Holdings, Ltd. (Electronic Equipment & Instruments)	770,532	819,537
			2,659,512
	United Kingdom 19.6%
	Aberdeen Asset Management PLC (Capital Markets)	198,450	803,674
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	945,250	1,892,527
	Aggreko PLC (Commercial Services & Supplies)	19,176	613,929
¤	Ashtead Group PLC (Trading Companies & Distributors)	737,650	2,922,538
¤	Babcock International Group PLC (Commercial Services & Supplies)	212,750	2,863,614
	Beazley PLC (Insurance)	207,700	516,795
	Bovis Homes Group PLC (Household Durables)	46,050	325,620
	Cookson Group PLC (Industrial Conglomerates)	91,150	787,432
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	176,850	1,419,645
	FirstGroup PLC (Road & Rail)	257,000	900,162
	Informa PLC (Media)	304,947	1,769,012
	Intermediate Capital Group PLC (Capital Markets)	514,450	2,096,303
	Intertek Group PLC (Professional Services)	35,950	1,540,998
	Jazztel PLC (Diversified Telecommunication Services) (a)	279,343	1,440,118
	Meggitt PLC (Aerospace & Defense)	239,500	1,440,043
	Micro Focus International PLC (Software)	160,236	1,350,340
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	224,500	1,685,292
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	348,000	2,105,516
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	276,800	1,415,212
	Rexam PLC (Containers & Packaging)	389,900	2,656,119
	SThree PLC (Professional Services)	162,944	735,759
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	79,450	2,660,723
			33,941,371
	Total Common Stocks (Cost $170,465,555)		168,386,749

	Preferred Stock 1.6%
	Germany 1.6%
¤	ProSiebenSat.1 Media A.G. 6.20% (Media)	128,050	2,694,151

	Total Preferred Stock (Cost $2,815,975)		2,694,151

		Principal Amount	Value
	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	United States 1.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $2,044,403 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $1,480,000 and a Market Value of $2,086,831) (Capital Markets)	$2,044,402	2,044,402

	Total Short-Term Investment (Cost $2,044,402)		2,044,402

	Total Investments (Cost $175,325,932) (e)	100.1%	173,125,302
	Other Assets, Less Liabilities	(0.1)	(104,309)
	Net Assets	100.0%	$173,020,993

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security. The total market value of these securities as of July 31, 2012 is $760,843, which represents 0.4% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities as of July 31, 2012 is $1,399,882, which represents 0.8% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	As of July 31, 2012, cost is $177,866,289 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$15,003,055
Gross unrealized depreciation	(19,744,042)
Net unrealized depreciation	$(4,740,987)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$166,986,867	$—	$1,399,882	$168,386,749
Preferred Stocks	2,694,151	—	—	2,694,151
Short-Term Investment
Repurchase Agreement	—	2,044,402	—	2,044,402
Total Investments in Securities	$169,681,018	$2,044,402	$1,399,882	$173,125,302

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,443, $639,039 and $759,400 are securities listed under Bermuda in the Textiles, Apparel & Luxury Goods industry, Canada in the Independent Power Producers & Energy Traders industry and Cayman Islands in the Electronic Equipment & Instruments industry, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, foreign securities with a total value of $181,461,761 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Common Stocks
Bermuda	$1,440	$-	$-	$3	$-	$-	$-	$-	$1,443	$3
Canada	545,533	-	-	93,506	-	-	-	-	639,039	93,506
Cayman Islands	1,000,140	-	-	(240,740)	-	-	-	-	759,400	(240,740)
Total	$1,547,113	$-	$-	$(147,231)	$-	$-	$-	$-	$1,399,882	$(147,231)

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	41	USD	43	USD	43
Canadian Dollar	CAD	41,012		40,291		40,895
Euro	EUR	49,878		60,689		61,370
New Taiwan Dollar	TWD	7,368,414		246,417		245,675
Norwegian Krone	NOK	406,918		66,562		67,510
Pound Sterling	GBP	136,259		214,144		213,634
South Korean Won	KRW	39,770,254		34,775		35,175
Total			USD	662,921	USD	664,302

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 95.7% †
	Aerospace & Defense 3.9%
	Boeing Co. (The)	131,150	$9,693,296
	Rockwell Collins, Inc.	116,450	5,888,877
	United Technologies Corp.	62,700	4,667,388
			20,249,561
	Auto Components 1.6%
	Dana Holding Corp.	355,700	4,688,126
	Visteon Corp. (a)	116,450	3,776,474
			8,464,600
	Beverages 1.5%
	PepsiCo., Inc.	109,550	7,967,572

	Building Products 1.3%
	Masco Corp.	541,550	6,514,847

	Capital Markets 3.7%
	Ameriprise Financial, Inc.	102,500	5,301,300
	BlackRock, Inc.	42,040	7,157,730
	TD Ameritrade Holding Corp.	416,200	6,625,904
			19,084,934
	Chemicals 5.0%
	E.I. du Pont de Nemours & Co.	152,950	7,601,615
	Ecolab, Inc.	89,472	5,855,942
¤	Praxair, Inc.	117,000	12,139,920
			25,597,477
	Commercial Banks 1.2%
	CIT Group, Inc. (a)	168,750	6,162,750

	Computers & Peripherals 3.8%
¤	Apple, Inc. (a)	22,515	13,751,261
	Dell, Inc. (a)	473,100	5,620,428
			19,371,689
	Consumer Finance 3.1%
	American Express Co.	180,257	10,402,631
	Capital One Financial Corp.	97,850	5,527,547
			15,930,178
	Containers & Packaging 1.1%
	Rock-Tenn Co. Class A	97,300	5,664,806

	Distributors 2.4%
¤	Genuine Parts Co.	189,600	12,140,088

	Diversified Financial Services 1.5%
	NYSE Euronext	312,900	7,972,692

	Diversified Telecommunication Services 2.1%
	CenturyLink, Inc.	258,600	10,742,244

	Electronic Equipment & Instruments 0.2%
	Corning, Inc.	90,080	1,027,813

	Energy Equipment & Services 3.6%
	Cameron International Corp. (a)	143,833	7,230,485
	National-Oilwell Varco, Inc.	156,455	11,311,696
			18,542,181
	Food Products 1.9%
	Ingredion, Inc.	184,950	9,602,604

	Health Care Providers & Services 7.6%
	Aetna, Inc.	220,100	7,936,806
	DaVita, Inc. (a)	104,750	10,309,495
¤	Laboratory Corporation of America Holdings (a)	136,350	11,465,671
	UnitedHealth Group, Inc.	185,500	9,477,195
			39,189,167
	Hotels, Restaurants & Leisure 1.8%
	Darden Restaurants, Inc.	102,150	5,228,037
	International Game Technology	365,750	4,140,290
			9,368,327
	Insurance 2.4%
	Marsh & McLennan Cos., Inc.	205,200	6,814,692
	MetLife, Inc.	176,166	5,420,628
			12,235,320
	Internet Software & Services 1.9%
	Yahoo!, Inc. (a)	630,150	9,981,576

	IT Services 3.0%
	Fidelity National Information Services, Inc.	162,400	5,105,856
	Visa, Inc. Class A	81,508	10,520,238
			15,626,094
	Life Sciences Tools & Services 1.8%
	Thermo Fisher Scientific, Inc.	163,350	9,093,695

	Machinery 4.6%
	Deere & Co.	77,964	5,989,194
	Ingersoll-Rand PLC	227,550	9,650,396
	Wabtec Corp.	105,132	8,324,352
			23,963,942
	Media 4.2%
¤	Comcast Corp. Class A	455,350	14,539,325
	Time Warner, Inc.	179,350	7,016,172
			21,555,497
	Multi-Utilities 3.3%
	Vectren Corp.	180,850	5,398,372
¤	Wisconsin Energy Corp.	282,800	11,521,272
			16,919,644
	Multiline Retail 2.1%
	Kohl's Corp.	214,500	10,664,940

	Oil, Gas & Consumable Fuels 6.5%
	Devon Energy Corp.	150,500	8,897,560
¤	ExxonMobil Corp.	154,600	13,427,010
¤	Occidental Petroleum Corp.	130,257	11,336,267
			33,660,837
	Pharmaceuticals 4.8%
¤	Abbott Laboratories	233,300	15,470,123
	Endo Health Solutions, Inc. (a)	308,850	9,182,110
			24,652,233
	Real Estate Investment Trusts 1.1%
	Ventas, Inc.	88,000	5,918,000

	Road & Rail 1.2%
	Con-way, Inc.	176,550	6,288,711

	Semiconductors & Semiconductor Equipment 1.7%
	Texas Instruments, Inc.	331,698	9,035,454

	Software 6.5%
	Electronic Arts, Inc. (a)	311,050	3,427,771
¤	Microsoft Corp.	658,600	19,408,942
	Oracle Corp.	356,650	10,770,830
			33,607,543
	Specialty Retail 3.3%
	Staples, Inc.	497,300	6,335,602
	TJX Cos., Inc.	243,150	10,766,682
			17,102,284
	Total Common Stocks (Cost $436,960,618)		493,899,300

		Principal Amount	Value
	Short-Term Investment 4.8%
	Repurchase Agreement 4.8%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $24,548,724 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36 with a Principal Amount of $17,760,000 and a Market Value of $25,041,973)	$24,548,717	24,548,717

	Total Short-Term Investment (Cost $24,548,717)		24,548,717

	Total Investments (Cost $461,509,335) (b)	100.5%	518,448,017
	Other Assets, Less Liabilities	(0.5)	(2,415,861)
	Net Assets	100.0%	$516,032,156

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2012, cost is $462,451,626 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$78,103,196
Gross unrealized depreciation	(22,106,805)
Net unrealized appreciation	$55,996,391

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$493,899,300	$—	$—	$493,899,300
Short-Term Investment
Repurchase Agreement	—	24,548,717	—	24,548,717
Total Investments in Securities	$493,899,300	$24,548,717	$—	$518,448,017

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 4.5%
¤	Boeing Co. (The)	68,950	$5,096,094
	Rockwell Collins, Inc.	45,100	2,280,707
	United Technologies Corp.	24,950	1,857,278
			9,234,079
	Beverages 1.4%
	PepsiCo., Inc.	39,700	2,887,381

	Capital Markets 4.6%
	Ameriprise Financial, Inc.	40,900	2,115,348
	BlackRock, Inc.	26,990	4,595,317
	TD Ameritrade Holding Corp.	167,600	2,668,192
			9,378,857
	Chemicals 3.8%
	E.I. du Pont de Nemours & Co.	60,750	3,019,275
¤	Praxair, Inc.	46,350	4,809,276
			7,828,551
	Commercial Banks 1.2%
	CIT Group, Inc. (a)	65,500	2,392,060

	Computers & Peripherals 3.8%
¤	Apple, Inc. (a)	9,060	5,533,486
	Dell, Inc. (a)	192,650	2,288,682
			7,822,168
	Consumer Finance 3.1%
	American Express Co.	71,373	4,118,936
	Capital One Financial Corp.	39,100	2,208,759
			6,327,695
	Distributors 1.3%
	Genuine Parts Co.	43,200	2,766,096

	Diversified Financial Services 1.3%
	NYSE Euronext	103,250	2,630,810

	Diversified Telecommunication Services 2.1%
	CenturyLink, Inc.	103,110	4,283,189

	Electric Utilities 2.3%
	Northeast Utilities	119,893	4,781,333

	Electronic Equipment & Instruments 0.1%
	Corning, Inc.	24,056	274,479

	Energy Equipment & Services 3.6%
	Cameron International Corp. (a)	58,720	2,951,854
	National-Oilwell Varco, Inc.	62,348	4,507,761
			7,459,615
	Health Care Providers & Services 8.2%
	Aetna, Inc.	97,390	3,511,883
¤	DaVita, Inc. (a)	58,247	5,732,670
	Laboratory Corporation of America Holdings (a)	45,100	3,792,459
	UnitedHealth Group, Inc.	75,700	3,867,513
			16,904,525
	Hotels, Restaurants & Leisure 2.1%
	Darden Restaurants, Inc.	52,700	2,697,186
	International Game Technology	145,500	1,647,060
			4,344,246
	Household Products 1.3%
	Colgate-Palmolive Co.	25,000	2,684,000

	Industrial Conglomerates 2.2%
	Danaher Corp.	87,750	4,634,078

	Insurance 4.3%
	Marsh & McLennan Cos., Inc.	81,600	2,709,936
	MetLife, Inc.	67,142	2,065,959
	Prudential Financial, Inc.	41,603	2,008,593
	Travelers Cos., Inc. (The)	32,275	2,022,029
			8,806,517
	Internet Software & Services 1.9%
	Yahoo!, Inc. (a)	250,650	3,970,296

	IT Services 4.4%
	Cognizant Technology Solutions Corp. Class A (a)	33,400	1,896,118
	Fidelity National Information Services, Inc.	96,650	3,038,676
	Visa, Inc. Class A	32,512	4,196,324
			9,131,118
	Life Sciences Tools & Services 2.3%
	Thermo Fisher Scientific, Inc.	83,500	4,648,445

	Machinery 3.3%
	Deere & Co.	40,273	3,093,772
	Ingersoll-Rand PLC	87,350	3,704,513
			6,798,285
	Media 4.1%
¤	Comcast Corp. Class A	180,995	5,779,170
	Time Warner, Inc.	70,457	2,756,278
			8,535,448
	Multi-Utilities 2.6%
¤	Wisconsin Energy Corp.	130,600	5,320,644

	Multiline Retail 2.1%
	Kohl's Corp.	85,500	4,251,060

	Oil, Gas & Consumable Fuels 6.8%
	Devon Energy Corp.	59,200	3,499,904
¤	ExxonMobil Corp.	61,500	5,341,275
	Occidental Petroleum Corp.	50,915	4,431,132
	Phillips 66	16,550	622,280
			13,894,591
	Paper & Forest Products 1.1%
	International Paper Co.	70,650	2,318,027

	Pharmaceuticals 3.0%
¤	Abbott Laboratories	92,500	6,133,675

	Real Estate Investment Trusts 2.3%
	Ventas, Inc.	70,100	4,714,225

	Semiconductors & Semiconductor Equipment 2.6%
	Applied Materials, Inc.	156,750	1,707,008
	Texas Instruments, Inc.	134,100	3,652,884
			5,359,892
	Software 6.6%
	Electronic Arts, Inc. (a)	120,500	1,327,910
¤	Microsoft Corp.	250,850	7,392,549
¤	Oracle Corp.	159,200	4,807,840
			13,528,299
	Specialty Retail 3.3%
	Staples, Inc.	195,150	2,486,211
	TJX Cos., Inc.	96,928	4,291,972
			6,778,183
	Total Common Stocks (Cost $180,900,399)		200,821,867

		Principal Amount	Value
	Short-Term Investment 2.7%
	Repurchase Agreement 2.7%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $5,462,752 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $3,955,000 and a Market Value of $5,576,633)	$5,462,750	5,462,750
	Total Short-Term Investment (Cost $5,462,750)		5,462,750
	Total Investments (Cost $186,363,149) (b)	100.3%	206,284,617
	Other Assets, Less Liabilities	(0.3)	(526,017)
	Net Assets	100.0%	$205,758,600

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2012, cost is $187,746,806 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$26,799,499
Gross unrealized depreciation	(8,261,688)
Net unrealized appreciation	$18,537,811

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$200,821,867	$—	$—	$200,821,867
Short-Term Investment
Repurchase Agreement	—	5,462,750	—	5,462,750
Total Investments in Securities	$200,821,867	$5,462,750	$—	$206,284,617

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.3%†
	Corporate Bonds 7.4%
	Aerospace & Defense 1.0%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,723,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	938,524
¤	TransDigm, Inc. 7.75%, due 12/15/18	5,000,000	5,575,000
			10,236,524
	Automobile 0.2%
	Dana Holding Corp. 6.50%, due 2/15/19	800,000	849,000
	UR Merger Sub Corp. 5.75%, due 7/15/18 (a)	1,200,000	1,254,000
			2,103,000
	Beverage, Food & Tobacco 0.4%
	Constellation Brands, Inc. 6.00%, due 5/1/22	1,800,000	1,986,750
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,612,500
			4,599,250
	Broadcasting & Entertainment 0.8%
	National CineMedia LLC 6.00%, due 4/15/22 (a)	2,785,000	2,882,475
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,450,000
			8,332,475
	Buildings & Real Estate 0.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	1,700,000	1,857,250
	6.875%, due 8/15/18 (a)	2,400,000	2,586,000
	CBRE Services, Inc. 6.625%, due 10/15/20	800,000	859,000
			5,302,250
	Chemicals, Plastics & Rubber 0.9%
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	3,500,000	3,543,750
	Huntsman International LLC 5.50%, due 6/30/16	2,000,000	2,005,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	521,250
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	3,000,000	2,955,000
			9,025,000
	Containers, Packaging & Glass 0.9%
	Ball Corp. 5.00%, due 3/15/22	2,250,000	2,379,375
	Berry Plastics Corp.
	4.343%, due 9/15/14 (b)	1,500,000	1,481,250
	9.50%, due 5/15/18	3,000,000	3,277,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,539,000
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.875%, due 8/15/19 (a)	1,100,000	1,166,000
			9,843,125
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,465,750

	Diversified/Conglomerate Service 0.3%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	900,000	994,500
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,155,000
			3,149,500
	Healthcare, Education & Childcare 0.1%
	Grifols, Inc. 8.25%, due 2/1/18	1,385,000	1,516,575

	Hotels, Motels, Inns & Gaming 0.3%
	Scientific Games International, Inc. 7.875%, due 6/15/16 (a)	2,500,000	2,600,000

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	669,000

	Machinery 0.6%
	SPX Corp. 6.875%, due 9/1/17	6,000,000	6,630,000

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14	1,475,000	1,563,500

	Oil & Gas 0.4%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,670,335
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	2,895,000
			4,565,335
	Telecommunications 0.6%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,697,500
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	5,000,000	5,050,000
			6,747,500
	Total Corporate Bonds (Cost $74,150,044)		78,348,784

	Floating Rate Loans 72.9% (c)
	Aerospace & Defense 2.3%
	Aeroflex, Inc. Term Loan B 5.75%, due 5/9/18	6,015,655	5,864,013
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	7,535,250	7,271,516
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	4,468,800	4,466,937
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	6,290,653	6,292,621
			23,895,087
	Automobile 5.0%
	Capital Automotive L.P. New Term Loan B 5.25%, due 3/10/17	9,210,762	9,199,249
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	6,920,063	7,019,538
	Federal-Mogul Corp.
	Term Loan B 2.179%, due 12/29/14	3,551,336	3,371,550
	Term Loan C 2.187%, due 12/28/15	4,248,131	4,033,069
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	8,880,750
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	5,161,893	5,182,540
	Key Safety Systems, Inc. 1st Lien Term Loan 2.496%, due 3/8/14	3,545,387	3,440,504
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	6,912,500	6,882,258
	Tomkins LLC New Term Loan B 4.25%, due 9/29/16	5,541,375	5,550,613
			53,560,071
	Beverage, Food & Tobacco 3.8%
	American Seafoods Group LLC New Term Loan B 4.253%, due 3/16/18 (d)	2,637,961	2,562,120
	Dean Foods Co. Extended Term Loan B2 3.50%, due 4/2/17	8,435,587	8,326,624
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	6,895,858	6,770,870
	Dole Food Co., Inc. Term Loan B2 5.038%, due 7/6/18	3,213,899	3,216,914
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	8,807,086	8,781,405
	Pinnacle Foods Finance LLC Term Loan E 4.75%, due 10/17/18 (d)	3,049,425	3,038,752
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.75%, due 2/11/16	7,124,413	7,121,442
			39,818,127
	Broadcasting & Entertainment 4.7%
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	7,880,000	7,899,700
	Charter Communications Operating LLC Extended Term Loan C 3.50%, due 9/6/16	418,194	416,161
	CSC Holdings, Inc. Incremental B2 Term Loan 1.996%, due 3/29/16	5,573,675	5,559,741
	Cumulus Media, Inc. First Lien Term Loan 5.75%, due 9/17/18	6,631,480	6,649,716
	Emmis Operating Co. Term Loan B 4.46%, due 11/1/13	102,316	98,479
	Gray Television, Inc. Term Loan B 3.75%, due 12/31/14	6,398,688	6,329,371
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	2,301,432	2,312,939
	2nd Lien Term Loan 8.75%, due 4/30/18	1,400,000	1,407,000
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	549,954	357,012
	MCC Iowa LLC Tranche D1 Term Loan 1.95%, due 1/30/15	1,823,427	1,777,842
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	1,920,800	1,906,394
	Univision Communications, Inc. Extended Term Loan 4.496%, due 3/31/17	6,295,785	6,030,840
	Weather Channel (The) New Term Loan B 4.25%, due 2/13/17	9,586,174	9,590,172
			50,335,367
	Buildings & Real Estate 2.2%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	8,682,775	8,635,020
	CB Richard Ellis Services, Inc. New Term Loan D 3.749%, due 9/4/19	7,714,556	7,647,054
	Central Parking Corp.
	Letter of Credit Term Loan 2.50%, due 5/22/14	568,966	557,586
	Term Loan 2.75%, due 5/22/14	1,522,176	1,491,733
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	5,068,386	4,899,442
	Realogy Corp. Letter of Credit 3.246%, due 10/10/13	269,883	257,063
			23,487,898
	Cargo Transport 0.3%
	Swift Transportation Co., Inc. New Term Loan B2 5.00%, due 12/21/17	3,398,848	3,415,842

	Chemicals, Plastics & Rubber 2.4%
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	6,175,571	6,127,711
	Huntsman International LLC
	Non-Extended Term Loan B 1.843%, due 4/21/14	862,620	860,464
	Extended Term Loan B 2.839%, due 4/19/17	371,975	367,906
	Ineos US Finance LLC 6 Year Term Loan 6.50%, due 5/4/18	4,987,500	4,882,408
	Momentive Specialty Chemicals, Inc. Extended Term Loan C7 4.25%, due 5/5/15	3,948,052	3,770,390
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	9,427,398	9,353,327
			25,362,206
	Containers, Packaging & Glass 1.9%
	Berry Plastics Corp. Term Loan C 2.246%, due 4/3/15	994,751	970,131
	BWAY Corp. Replacement Term Loan B 4.50%, due 2/23/18	6,073,378	6,048,070
¤	Reynolds Group Holdings, Inc.
	Term Loan B 6.50%, due 2/9/18	9,802,123	9,889,254
	Term Loan C 6.50%, due 8/9/18	1,683,189	1,700,811
	Sealed Air Corp. Term Loan B 4.75%, due 10/3/18	1,097,600	1,109,948
			19,718,214
	Diversified/Conglomerate Manufacturing 1.3%
	Colfax Corp. Term Loan B 4.50%, due 1/11/19	9,331,866	9,333,536
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	2,073,750	2,068,565
	2nd Lien Term Loan 8.50%, due 5/9/18	800,000	796,000
	Terex Corp. Term Loan B 5.50%, due 4/28/17	1,191,000	1,198,444
			13,396,545

	Diversified/Conglomerate Service 5.7%
	Acosta, Inc. Term Loan B 5.75%, due 3/1/18	6,688,842	6,683,270
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	5,387,689	5,358,057
	2nd Lien Term Loan 9.25%, due 6/18/18	1,800,000	1,778,625
	Brickman Group Holdings, Inc. New Term Loan B 5.50%, due 10/14/16	6,702,996	6,702,996
	Brock Holdings III, Inc.
	New Term Loan B 6.012%, due 3/16/17	5,269,485	5,269,485
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,336,500
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	6,008,607	5,982,319
	Emdeon, Inc. Term Loan B1 5.00%, due 11/2/18	3,487,509	3,490,781
	First Data Corp.
	Non-Extended Term Loan B1 2.997%, due 9/24/14	2,905,686	2,818,516
	Non-Extended Term Loan B2 2.997%, due 9/24/14	874,576	846,152
	Non-Extended Term Loan B3 2.997%, due 9/24/14	890,154	861,224
	Kronos, Inc. Tranche C Term Loan 6.25%, due 12/28/17	2,653,267	2,654,925
	ServiceMaster Co.
	Delayed Draw Term Loan 2.75%, due 7/24/14	657,883	653,908
	Term Loan 2.798%, due 7/24/14	6,606,490	6,566,574
	Sophia, L.P. Term Loan B 6.25%, due 7/19/18	1,197,000	1,205,379
	SunGard Data Systems, Inc. Term Loan B 3.935%, due 2/26/16	2,698,445	2,697,320
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	5,263,841	5,219,978
			60,126,009
	Ecological 0.1%
	Synagro Technologies, Inc.
	Term Loan B 2.25%, due 4/2/14	854,702	737,181
	2nd Lien Term Loan 5.00%, due 10/2/14	750,000	338,750
			1,075,931
	Electronics 2.3%
	AVG Technologies, Inc. Term Loan 7.50%, due 3/15/16	7,000,000	6,842,500
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18	3,974,925	3,943,125
	NeuStar, Inc. Term Loan B 5.00%, due 11/8/18	5,806,000	5,813,258
	Sensata Technologies Finance Co. LLC Term Loan 4.00%, due 5/11/18	8,126,179	8,095,657
			24,694,540
	Finance 1.6%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.50%, due 2/7/14	2,274,981	2,130,424
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/16/16	3,298,855	3,290,608
¤	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	5,250,000	5,013,750
	Term Loan B 3.75%, due 3/9/18	6,681,196	6,619,154
			17,053,936
	Grocery 0.5%
	SUPERVALU, Inc.
	Extended Term Loan B2 3.996%, due 10/5/15	2,716,001	2,702,067
	Term Loan B3 5.00%, due 4/28/18	2,992,424	2,971,627
			5,673,694
	Healthcare, Education & Childcare 12.3%
¤	Bausch & Lomb, Inc. Term Loan B 5.25%, due 5/17/19	14,550,000	14,553,638
	Biomet, Inc. Term Loan B 3.375%, due 3/25/15	7,834,228	7,802,405
	Community Health Systems, Inc.
	Non-Extended Term Loan 2.577%, due 7/25/14	4,063,556	4,048,294
	Extended Term Loan B 3.967%, due 1/25/17	5,183,250	5,145,184
	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	10,307,852	10,327,179
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	6,874,291	6,863,980
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	6,099,205	5,649,388
	HCA, Inc.
	Extended Term Loan B3 3.496%, due 5/1/18	5,816,658	5,722,137
	Extended Term Loan B2 3.711%, due 3/31/17	654,681	644,247
	Health Management Associates, Inc. New Term Loan B 4.50%, due 11/16/18	8,216,231	8,214,760
	IASIS Healthcare LLC Term Loan 5.00%, due 5/3/18	4,740,000	4,719,263
	Kinetic Concepts, Inc. Term Loan B 7.00%, due 5/4/18	4,477,500	4,533,469
	Pharmaceutical Product Development, Inc. Term Loan B 6.25%, due 12/5/18	6,474,981	6,542,431
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	8,514,805	8,496,073
	RPI Finance Trust Term Loan Tranche 2 4.00%, due 5/9/18	9,340,475	9,324,904
	Rural / Metro Corp. Term Loan 5.75%, due 6/29/18	4,752,000	4,664,088
	Select Medical Corp. New Term Loan B 5.50%, due 6/1/18	4,455,000	4,365,900
	Sunrise Medical Holdings B.V. Term Loan B1 7.00%, due 5/13/14 (d)(e)	1,276,476	1,148,828
	Universal Health Services, Inc. New Term Loan B 3.75%, due 11/15/16	7,602,464	7,590,589
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,355,204	6,323,428
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	1,273,706	1,272,787
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	2,547,411	2,545,575
			130,498,547
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
	National Bedding Co. LLC Extended 1st Lien Term Loan 4.00%, due 11/28/13	2,294,527	2,294,527

	Hotels, Motels, Inns & Gaming 1.4%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/16/18	6,245,575	6,255,930
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.84%, due 11/23/16 (f)	982,633	954,382
	Extended Term Loan B 2.84%, due 11/23/16 (f)	3,608,613	3,545,440
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	3,284,431	3,289,709
	Scientific Games International, Inc. Term Loan B1 3.00%, due 6/30/15	994,452	985,130
			15,030,591
	Insurance 2.0%
	Asurion Corp.
	New 1st Lien Term Loan 5.50%, due 5/24/18	8,376,136	8,347,054
	New 2nd Lien Term Loan 9.00%, due 5/24/19	951,911	984,038
	Hub International, Ltd.
	Extended Term Loan 4.746%, due 6/13/17	2,533,597	2,526,166
	Extended Incremental TL 6.75%, due 12/13/17	1,959,824	1,965,541
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	6,878,687	6,847,162
			20,669,961
	Leisure, Amusement, Motion Pictures & Entertainment 3.0%
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	8,018,668	8,013,656
	Regal Cinemas, Inc. Term Loan B 3.289%, due 8/23/17	6,840,825	6,792,727
	SeaWorld Parks & Entertainment, Inc. Term Loan B 4.00%, due 8/17/17	8,008,717	7,978,685
	Six Flags Theme Parks, Inc. Term Loan B 4.25%, due 12/20/18	9,133,301	9,109,042
			31,894,110
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.1%
	Generac Power Systems, Inc. New Term Loan B 6.25%, due 5/30/18	5,600,000	5,628,000
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	4,708,854	4,705,299
	2nd Lien Term Loan 9.00%, due 10/30/17	190,909	193,375
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	1,079,000	1,072,931
			11,599,605
	Mining, Steel, Iron & Non-Precious Metals 2.1%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	3,000,000	2,949,375
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,332,838	3,332,838
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	8,368,760	8,299,717
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	792,001	788,041
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	6,548,536	6,462,587
			21,832,558
	Oil & Gas 0.5%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	6,075,029	5,224,525

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.4%
	Spectrum Brands, Inc. New Term Loan B 5.00%, due 6/17/16	2,145,897	2,151,646
	SRAM LLC
	New Term Loan B 4.776%, due 6/7/18	3,877,017	3,872,170
	2nd Lien Term Loan 8.50%, due 12/7/18	1,400,000	1,407,000
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	7,090,363	6,877,652
			14,308,468
	Personal, Food & Miscellaneous Services 0.6%
	Aramark Corp.
	Extended Term Loan B 3.496%, due 7/26/16	6,293,323	6,258,710
	Extended Letter of Credit 3.496%, due 7/26/16	414,866	412,583
			6,671,293
	Printing & Publishing 2.3%
	Dex Media East LLC New Term Loan 2.959%, due 10/24/14	1,101,397	583,741
	Getty Images, Inc. Term Loan 5.25%, due 11/7/16	7,843,398	7,854,771
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	5,326,369	5,346,343
	MediaNews Group New Term Loan 8.50%, due 3/19/14	275,993	264,953
	Nielsen Finance LLC
	Class A Term Loan 2.246%, due 8/9/13	31,020	30,994
	Class C Term Loan 3.496%, due 5/2/16	7,303,431	7,283,653
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	3,409,017	2,539,717
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	1,986,994	946,306
			24,850,478
	Retail Store 5.0%
	Academy, Ltd. Term Loan 6.00%, due 8/3/18	5,468,759	5,491,548
	Harbor Freight Tools USA, Inc. Term Loan B 5.50%, due 11/14/17	4,333,300	4,333,300
	Leslie's Poolmart, Inc. Term Loan B 4.50%, due 11/21/16	997,468	989,987
¤	Michaels Stores, Inc.
	Extended Term Loan B3 5.00%, due 7/29/16	2,993,569	3,003,726
	Term Loan B2 5.00%, due 7/29/16	9,128,554	9,159,527
	NBTY, Inc. Term Loan B1 4.25%, due 10/2/17	3,790,286	3,785,074
¤	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18	10,722,181	10,629,852
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	6,545,876	6,528,091
	Pilot Travel Centers LLC New Term Loan B 4.25%, due 3/30/18	4,076,446	4,056,014
	Yankee Candle Co., Inc. (The) New Term Loan B 5.25%, due 4/2/19	4,992,500	5,011,222
			52,988,341
	Telecommunications 2.0%
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18	1,989,916	1,973,002
	Tranche B2 4.071%, due 11/3/16	3,001,268	2,986,262
	Syniverse Technologies, Inc. New Term Loan 5.00%, due 4/23/19	6,224,000	6,192,880
¤	Telesat LLC Term Loan B 4.25%, due 3/28/19	10,600,000	10,541,318
			21,693,462
	Utilities 4.9%
	AES Corp. New Term Loan 4.25%, due 6/1/18	8,426,624	8,435,649
	BRSP LLC Term Loan B 7.50%, due 6/4/14	1,128,119	1,126,709
¤	Calpine Corp.
	New Term Loan 4.50%, due 4/2/18	3,982,361	3,991,075
	Term Loan B2 4.50%, due 4/2/18	7,949,950	7,969,824
	Covanta Energy Corp. New Term Loan 4.00%, due 3/28/19	2,693,250	2,682,027
	Equipower Resources Holdings LLC
	1st Lien Term Loan 6.50%, due 12/21/18	2,500,000	2,495,832
	2nd Lien Term Loan 10.00%, due 6/21/19	900,000	905,625
¤	LS Power Funding Corp. Term Loan 5.50%, due 6/28/19 (d)	11,500,000	11,428,125
	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	8,940,623	8,950,404
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.746%, due 10/10/17	3,571,479	2,267,889
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.361%, due 12/13/13	8,196	8,114
	2nd Lien Term Loan C 4.711%, due 12/15/14	1,315,130	1,282,252
	TPF II LC LLC Term Loan B 2.996%, due 10/15/14 (d)	825,556	780,151
			52,323,676
	Total Floating Rate Loans (Cost $780,119,369)		773,493,609

	Foreign Floating Rate Loans 11.4% (c)
	Automobile 0.8%
	Allison Transmission, Inc. Term Loan B2 3.75%, due 8/7/17	8,749,594	8,691,260

	Beverage, Food & Tobacco 0.5%
	Solvest, Ltd. Term Loan C2 5.023%, due 7/6/18	5,751,197	5,756,591

	Broadcasting & Entertainment 1.2%
	Cequel Communications, LLC Term Loan B 4.00%, due 2/14/19	5,386,500	5,321,695
	UPC Financing Partnership
	Term Loan T 3.745%, due 12/30/16	1,762,638	1,740,605
	Term Loan X 3.745%, due 12/29/17	3,241,439	3,200,921
	New Term Loan 4.75%, due 12/29/17	2,720,661	2,720,661
			12,983,882
	Chemicals, Plastics & Rubber 0.7%
	Styron S.A.R.L. LLC New Term Loan B 6.076%, due 8/2/17	7,500,725	6,970,987

	Containers, Packaging & Glass 0.1%
	BWAY Corp. Canadian Term Loan C 4.50%, due 2/23/18	612,082	609,531

	Diversified/Conglomerate Manufacturing 0.4%
	ACCO Brands Corp. New Term Loan B 4.25%, due 4/30/19	3,980,000	3,984,975

	Diversified/Conglomerate Service 0.8%
	Genesys Telecom Holdings, Inc. Term Loan B 6.75%, due 1/31/19	4,571,842	4,590,893
	Sungard Data Systems, Inc. Term Loan C 3.996%, due 2/28/17	4,124,637	4,116,903
			8,707,796
	Ecological 0.1%
	WCA Waste Systems, Inc. Term Loan B 5.50%, due 3/22/18	997,500	997,500

	Electronics 0.9%
	Rovi Solutions Corp. New Term Loan B 4.00%, due 3/28/19	9,426,855	9,085,132

	Finance 0.6%
	Avis Budget Car Rental LLC Term Loan C 4.25%, due 3/13/19	5,985,000	6,007,444

	Grocery 0.4%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	4,788,000	4,728,150

	Healthcare, Education & Childcare 1.0%
	Grifols, Inc. New Term Loan B 4.50%, due 6/1/17	8,841,730	8,821,465
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	1,751,345	1,750,083
			10,571,548
	Leisure, Amusement, Motion Pictures & Entertainment 0.8%
	AMC Entertainment, Inc.
	Extended Term Loan B2 3.495%, due 12/15/16	994,681	990,951
	Term Loan B3 4.25%, due 2/22/18	2,114,375	2,104,332
	Bombardier Recreational Products, Inc. Extended Term Loan B2 4.60%, due 6/28/16	5,732,687	5,707,606
			8,802,889
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
	Rexnord Corp. Term Loan B 5.00%, due 4/2/18	7,144,784	7,182,744

	Oil & Gas 0.7%
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	8,000,000	7,875,000

	Personal & Nondurable Consumer Products 0.0%‡
	Prestige Brands, Inc. Term Loan 5.267%, due 1/31/19	461,736	464,814

	Personal, Food & Miscellaneous Services 0.0%‡
	Aramark Corp.
	New Extended LC-3 Facility 3.496%, due 7/26/16	70,436	70,049
	Extended Term Loan C 3.646%, due 7/26/16	48,249	47,983
			118,032
	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 3.996%, due 7/31/14	2,651,780	708,405

	Telecommunications 1.6%
	Crown Castle International Corp. Term Loan B 4.00%, due 1/31/19	6,049,600	6,032,207
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	10,847,650	10,851,046
			16,883,253
	Total Foreign Floating Rate Loans (Cost $123,890,714)		121,129,933

	Yankee Bonds 1.6% (g)
	Chemicals, Plastics & Rubber 0.2%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	2,000,000	2,070,000

	Leisure, Amusement, Motion Pictures & Entertainment 0.6%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,000,000	6,615,000

	Mining, Steel, Iron & Non-Precious Metals 0.8%
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	4,000,000	3,990,000
	6.375%, due 2/1/16 (a)	4,000,000	4,020,000
			8,010,000
	Total Yankee Bonds (Cost $16,383,503)		16,695,000

	Total Long-Term Bonds (Cost $994,543,630)		989,667,326

		Shares	Value
	Common Stocks 0.1%
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(e)(h)(i)	379	250,271

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (d)(e)(h)(i)	53,236	1,361,777

	Total Common Stocks (Cost $1,796,087)		1,612,048

		Principal Amount	Value
	Short-Term Investments 7.8%
	Commercial Paper 0.5%
	Air Liquide U.S. LLC 0.188%, due 9/5/12 (a)(j)	$4,914,000	4,913,092
	Total Commercial Paper (Cost $4,913,092)		4,913,092

	Financial Company Commercial Paper 0.1%
	John Deere Bank S.A. 0.161%, due 8/14/12 (a)(j)	752,000	751,954

	Total Financial Company Commercial Paper (Cost $751,954)		751,954

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $1,186,706 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/41, with a Principal Amount of $1,175,000 and a Market Value of $1,211,688)	1,186,706	1,186,706

	Total Repurchase Agreement (Cost $1,186,706)		1,186,706

	U.S. Government & Federal Agency 7.1%
	Federal Home Loan Bank Discount Notes 0.097%, due 8/20/12 (j)	10,800,000	10,799,430

	United States Treasury Bills
	0.041%, due 8/9/12 (j)	794,000	793,993
	0.059%, due 8/16/12 (j)	13,982,000	13,981,638
	0.07%, due 8/23/12 (j)	50,180,000	50,177,826
	0.082%, due 8/30/12 (j)	91,000	90,994

	Total U.S. Government & Federal Agency (Cost $75,843,881)		75,843,881

	Total Short-Term Investments (Cost $82,695,633)		82,695,633

	Total Investments (Cost $1,079,035,350) (k)	101.2%	1,073,975,007

	Other Assets, Less Liabilities	(1.2)	(12,508,983)

	Net Assets	100.0%	$1,061,466,024

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of July 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(d)	Illiquid security. The total market value of these securities as of July 31, 2012 is $23,109,741, which represents 2.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities as of July 31, 2012 is $2,760,876, which represents 0.3% of the Fund's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Restricted security.
(i)	Non-income producing security.
(j)	Interest rate presented is yield to maturity.
(k)	As of July 31, 2012, cost is $1,078,961,949 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$8,064,045
Gross unrealized depreciation	(13,050,987)
Net unrealized depreciation	$(4,986,942)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$78,348,784	$—		$78,348,784
Floating Rate Loans (b)	—	755,885,886	17,607,723	(c)	773,493,609
Foreign Floating Rate Loans	—	121,129,933	—		121,129,933
Yankee Bonds	—	16,695,000	—		16,695,000
Total Long-Term Bonds	—	972,059,603	17,607,723		989,667,326
Common Stocks (d)	—	—	1,612,048		1,612,048
Short-Term Investments
Commercial Paper	—	4,913,092	—		4,913,092
Financial Company Commercial Paper	—	751,954	—		751,954
Repurchase Agreement	—	1,186,706	—		1,186,706
U.S. Government & Federal Agency	—	75,843,881	—		75,843,881
Total Short-Term Investments	—	82,695,633	—		82,695,633
Total Investments in Securities	$—	$1,054,755,236	$19,219,771		$1,073,975,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $1,148,828 is held in Healthcare, Education & Childcare within the Floating Rate Loans section of the Portfolio of Investments.
(c)	Includes $16,458,895 of Level 3 securities which represent floating rate loans whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(d)	The Level 3 securities valued at $250,271 and $1,361,777 are held in Beverage, Food & Tobacco and Leisure, Amusement, Motion Pictures & Entertainment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2012, securities with a total value of $7,590,301 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$11,047,516	$-	$-	$-	$-	$-	$-	$(11,047,516)	$-	$-
Automobile	3,057,097	-	-	-	-	-	-	(3,057,097)	-	-
Buildings & Real Estate	7,559,242	-	-	-	-	-	-	(7,559,242)	-	-
Chemicals, Plastics & Rubber	-	3,858	125	57,108	-	(31,169)	3,740,468	-	3,770,390	55,362
Diversified/Conglomerate Manufacturing	2,815,710	-	-	-	-	-	-	(2,815,710)	-	-
Diversified/Conglomerate Services	1,291,013	(529)	-	(10,539)	6,714,064	-	-	(1,291,013)	6,702,996	(10,539)
Electronics	14,031,590	-	-	-	-	-	-	(14,031,590)	-	-
Finance	-	4,532	4,394	(7,525)	-	(560,626)	3,849,833	-	3,290,608	(4,533)
Healthcare, Education & Childcare	1,148,828	-	-	-	-	-	-	-	1,148,828	-
Mining, Steel, Iron & Non-Precious Metals	794,010	430	27	(427)	-	(5,999)	-	-	788,041	(430)
Personal & Nondurable Consumer Products (Manufacturing Only)	5,461,782	-	-	-	-	-	-	(5,461,782)	-	-
Retail Store	2,594,971	-	-	-	-	-	-	(2,594,971)	-	-
Utilities	2,342,104	8,236	7,058	(2,127)	-	(448,411)	-	-	1,906,860	(4,006)
Common Stocks
Beverage, Food & Tobacco	276,147	-	-	(25,876)	-	-	-	-	250,271	(25,876)
Leisure, Amusement, Motion Pictures & Entertainment	1,064,720	-	-	297,057	-	-	-	-	1,361,777	297,057
Total	$53,484,730	$16,527	$11,604	$307,671	$6,714,064	$(1,046,205)	$7,590,301	$(47,858,921)	$19,219,771	$307,035

(a) Sales include principal reductions.

As of July 31, 2012, the Fund held the following restricted securities:

	Date of			7/31/12	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
MGM Studios, Inc.
Common Stock	12/23/10	53,236	$1,264,355	$1,361,777	0.1%
Nellson Nutraceutical, Inc.
Common Stock	10/5/07	379	531,732	250,271	0.0 ‡
Total			$1,796,087	$1,612,048	0.1%

‡ Less than one-tenth of a percent.

MainStay Growth Allocation Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	3,953,549	$31,549,325
MainStay 130/30 International Fund Class I (a)	2,876,886	18,009,307
MainStay Epoch Global Choice Fund Class I (a)	272,482	4,261,619
MainStay Epoch U.S. All Cap Fund Class I	635,400	15,281,373
MainStay ICAP Equity Fund Class I	608,748	22,998,499
MainStay ICAP International Fund Class I	461,539	12,692,335
MainStay ICAP Select Equity Fund Class I	97,174	3,484,659
MainStay International Equity Fund Class I	499,711	5,576,777
MainStay Large Cap Growth Fund Class I	4,460,753	34,213,977
MainStay MAP Fund Class I	1,120,595	37,450,283
MainStay S&P 500 Index Fund Class I	170,496	5,479,740
MainStay U.S. Small Cap Fund Class I (a)(b)	1,340,630	22,857,738
Total Investments (Cost $196,795,593) (c)	100.1%	213,855,632
Other Assets, Less Liabilities	(0.1)	(300,414)
Net Assets	100.0%	$213,555,218

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2012, cost is $200,560,043 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,060,039
Gross unrealized depreciation	(3,764,450)
Net unrealized appreciation	$13,295,589

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$213,855,632	$—	$—	$213,855,632
Total Investments	$213,855,632	$—	$—	$213,855,632

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 4.2%
	Precision Castparts Corp.	47,932	$7,456,302
	TransDigm Group, Inc. (a)	65,293	8,054,544
	United Technologies Corp.	92,382	6,876,916
			22,387,762
	Biotechnology 2.7%
	Alexion Pharmaceuticals, Inc. (a)	75,104	7,874,654
	Celgene Corp. (a)	90,797	6,215,963
			14,090,617
	Chemicals 5.5%
	Ecolab, Inc.	99,245	6,495,585
	Monsanto Co.	124,965	10,699,503
	Potash Corp. of Saskatchewan, Inc.	94,555	4,175,549
	Praxair, Inc.	73,112	7,586,101
			28,956,738
	Communications Equipment 2.7%
¤	QUALCOMM, Inc.	242,816	14,491,259

	Computers & Peripherals 10.7%
¤	Apple, Inc. (a)	79,532	48,574,964
	EMC Corp. (a)	319,890	8,384,317
			56,959,281
	Consumer Finance 2.2%
	American Express Co.	152,856	8,821,320
	Capital One Financial Corp.	51,490	2,908,670
			11,729,990
	Diversified Financial Services 0.9%
	IntercontinentalExchange, Inc. (a)	35,782	4,695,314

	Electrical Equipment 0.7%
	AMETEK, Inc.	126,937	3,935,047

	Energy Equipment & Services 1.2%
	FMC Technologies, Inc. (a)	135,907	6,132,124

	Food Products 3.4%
	D.E Master Blenders 1753 N.V. (a)	357,386	4,141,795
	Hillshire Brands Co.	71,477	1,830,526
	Kraft Foods, Inc. Class A	138,143	5,485,658
	Mead Johnson Nutrition Co.	86,671	6,323,516
			17,781,495
	Health Care Equipment & Supplies 3.6%
	Covidien PLC	159,657	8,921,633
	St. Jude Medical, Inc.	156,812	5,858,496
	Varian Medical Systems, Inc. (a)	81,412	4,443,467
			19,223,596
	Health Care Providers & Services 3.9%
	Express Scripts Holding Co. (a)	179,421	10,395,653
	HCA Holdings, Inc.	183,439	4,857,465
	UnitedHealth Group, Inc.	108,514	5,543,980
			20,797,098
	Health Care Technology 1.1%
	Cerner Corp. (a)	80,579	5,956,400

	Hotels, Restaurants & Leisure 2.2%
	Chipotle Mexican Grill, Inc. (a)	15,025	4,392,258
	Starbucks Corp.	164,449	7,446,251
			11,838,509
	Industrial Conglomerates 3.6%
	Danaher Corp.	175,588	9,272,802
	Tyco International, Ltd.	175,160	9,623,291
			18,896,093
	Internet & Catalog Retail 3.4%
¤	Amazon.com, Inc. (a)	47,323	11,040,456
	Priceline.com, Inc. (a)	10,770	7,126,940
			18,167,396
	Internet Software & Services 4.4%
	eBay, Inc. (a)	157,544	6,979,199
¤	Google, Inc. Class A (a)	25,646	16,233,149
			23,212,348
	IT Services 7.2%
	Accenture PLC Class A	94,976	5,727,053
	Genpact, Ltd. (a)	351,920	6,130,447
	Teradata Corp. (a)	98,344	6,650,021
	VeriFone Systems, Inc. (a)	122,794	4,456,194
¤	Visa, Inc. Class A	119,877	15,472,524
			38,436,239
	Media 1.8%
	DIRECTV Class A (a)	194,947	9,681,068

	Metals & Mining 0.4%
	Cliffs Natural Resources, Inc.	53,818	2,200,618

	Multiline Retail 2.3%
	Dollar Tree, Inc. (a)	146,802	7,390,012
	Macy's, Inc.	135,989	4,873,846
			12,263,858
	Oil, Gas & Consumable Fuels 2.9%
	Noble Energy, Inc.	64,693	5,656,109
	Occidental Petroleum Corp.	46,567	4,052,726
	Pioneer Natural Resources Co.	65,831	5,834,602
			15,543,437
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	109,272	5,723,667

	Pharmaceuticals 4.4%
	Johnson & Johnson	95,483	6,609,333
	Perrigo Co.	57,257	6,528,443
	Shire PLC, Sponsored ADR (b)	49,010	4,223,682
	Valeant Pharmaceuticals International, Inc. (a)	126,679	6,024,853
			23,386,311
	Professional Services 1.2%
	Verisk Analytics, Inc. Class A (a)	127,350	6,399,337

	Real Estate Investment Trusts 2.1%
¤	American Tower Corp.	152,912	11,057,067

	Road & Rail 2.2%
¤	Union Pacific Corp.	96,665	11,852,096

	Semiconductors & Semiconductor Equipment 1.8%
	Altera Corp.	125,089	4,434,405
	Texas Instruments, Inc.	188,807	5,143,103
			9,577,508
	Software 4.0%
	Check Point Software Technologies, Ltd. (a)	110,038	5,344,546
	Citrix Systems, Inc. (a)	63,850	4,640,618
¤	Oracle Corp.	378,932	11,443,746
			21,428,910
	Specialty Retail 3.3%
¤	Home Depot, Inc. (The)	232,493	12,131,485
	O'Reilly Automotive, Inc. (a)	64,269	5,510,424
			17,641,909
	Textiles, Apparel & Luxury Goods 3.1%
	Michael Kors Holdings, Ltd. (a)	110,502	4,562,628
	NIKE, Inc. Class B	74,921	6,993,875
	VF Corp.	31,026	4,632,182
			16,188,685
	Tobacco 3.9%
¤	Philip Morris International, Inc.	224,865	20,561,656

	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	86,709	2,506,757

	Total Common Stocks (Cost $434,185,833)		523,700,190

		Principal Amount	Value
	Short-Term Investments 1.6%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $59,953 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $60,000 and a Market Value of $61,873)	$59,953	59,953

	Total Repurchase Agreement (Cost $59,953)		59,953

	U.S. Government 1.6%
	United States Treasury Bills
	0.073%, due 10/4/12 (c)(d)	8,300,000	8,298,921
	0.093%, due 10/25/12 (c)(d)	200,000	199,956
	Total U.S. Government (Cost $8,498,809)		8,498,877

	Total Short-Term Investments (Cost $8,558,762)		8,558,830

	Total Investments (Cost $442,744,595) (f)	100.2%	532,259,020
	Other Assets, Less Liabilities	(0.2)	(884,107)

	Net Assets	100.0%	$531,374,913

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.0% ‡
	Standard & Poor's 500 Index Mini September 2012	45	$25,186

	Total Futures Contracts (Settlement Value $3,092,850)		$25,186

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(f)	As of July 31, 2012, cost is $444,854,051 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$106,057,922
Gross unrealized depreciation	(18,652,953)
Net unrealized appreciation	$87,404,969

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$523,700,190	$—	$—	$523,700,190
Short-Term Investments
Repurchase Agreement	—	59,953	—	59,953
U.S. Government	—	8,498,877	—	8,498,877
Total Short-Term Investments	—	8,558,830	—	8,558,830
Total Investments in Securities	523,700,190	8,558,830	—	532,259,020
Other Financial Instruments
Futures Contracts Long (b)	25,186	—	—	25,186
Total Other Financial Instruments	25,186	—	—	25,186
Total Investments in Securities and Other Financial Instruments	$523,725,376	$8,558,830	$—	$532,284,206

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2012 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 92.6% †
	Alabama 3.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Co., Revenue Bonds 6.45%, due 12/1/23 (a)	$1,800,000	$1,774,894
	Alabama Water Pollution Control Authority, Revenue Bonds
	Series B, Insured: AMBAC 4.00%, due 2/15/13	960,000	957,130
	Series B, Insured: AMBAC 4.125%, due 2/15/14	1,060,000	1,043,104
	Series B, Insured: AMBAC 4.25%, due 2/15/15	1,150,000	1,108,059
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.00%, due 7/1/13	275,000	270,069
	Series A, Insured: AMBAC 4.125%, due 7/1/17	200,000	174,938
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	222,681
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	194,543
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	76,135
	Colbert County-Northwest Alabama Health Care Authority, Revenue Bonds 5.75%, due 6/1/27	4,000,000	4,005,840
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,109,162
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	600,000	532,320
¤	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,582,322
	Series A 4.75%, due 1/1/25	435,000	416,660
	Series A 5.25%, due 1/1/13	1,015,000	1,015,152
	Series A 5.25%, due 1/1/15	710,000	712,457
	Series A 5.25%, due 1/1/16	125,000	125,505
	Series A 5.25%, due 1/1/17	330,000	331,307
	Series A 5.50%, due 1/1/21	2,250,000	2,259,360
	Series A 5.50%, due 1/1/22	5,750,000	5,772,597
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/13	450,000	420,925
	Insured: AMBAC 5.00%, due 4/1/14	175,000	158,398
	Insured: AMBAC 5.00%, due 4/1/15	760,000	671,186
	Insured: AMBAC 5.00%, due 4/1/16	525,000	454,823
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	955,756
	Insured: AMBAC 5.125%, due 4/1/21	250,000	207,303
	Montgomery Airport Authority, Revenue Bonds Insured: RADIAN 5.375%, due 8/1/32	500,000	502,065
			29,054,691
	Alaska 0.7%
	Aleutians Borough, Project Revenue, Aleutian Pribilof Islands, Inc., Revenue Bonds Insured: ACA 5.50%, due 6/1/36	210,000	210,111
	Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	7,905,000	6,236,097
			6,446,208
	Arizona 1.5%
	Maricopa County Stadium District, Revenue Bonds Insured: AMBAC 5.375%, due 6/1/15	1,750,000	1,750,052
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds
	6.00%, due 7/1/32	250,000	265,948
	6.40%, due 7/1/47	1,000,000	1,069,100
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	85,000	85,450
	Series A 5.875%, due 6/1/33	645,000	645,948
	6.10%, due 6/1/45	1,100,000	1,122,638
	Salt Verde Financial Corp., Revenue Bonds 5.00%, due 12/1/37	7,550,000	7,848,602
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	564,035
			13,351,773
	California 15.1%
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/41	2,050,000	376,482
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/42	2,000,000	345,460
	Bell Community Housing Authority, Revenue Bonds Insured: AMBAC 5.00%, due 10/1/30	1,105,000	845,701
	California Infrastructure & Economic Development Bank, Stockton Port District Project, Revenue Bonds Insured: ACA 5.50%, due 7/1/32	350,000	308,742
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,736,744
	California Municipal Finance Authority, Santa Rosa Academy Project, Revenue Bonds
	Series A 5.75%, due 7/1/30	1,000,000	1,013,520
	Series A 6.00%, due 7/1/42	1,500,000	1,517,790
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,500,000	1,791,930
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	562,460
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	100,000	101,741
	6.00%, due 7/1/40	2,000,000	2,062,060
	6.375%, due 7/1/45	3,000,000	3,153,360
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds 7.50%, due 11/1/41	1,000,000	1,207,150
	California Statewide Communities Development Authority, Eskaton Properties, Inc., Revenue Bonds 5.25%, due 11/15/34	2,500,000	2,624,500
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/45	7,400,000	796,314
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	204,968
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,664,314
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	(zero coupon), due 1/15/26	15,000,000	6,753,900
	(zero coupon), due 1/15/31	15,000,000	4,984,350
	Insured: NATL-RE (zero coupon), due 1/15/31	450,000	149,531
	Insured: NATL-RE 5.00%, due 1/1/35	230,000	229,374
	5.75%, due 1/15/40	475,000	475,256
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,605,900
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A-2 (zero coupon), due 6/1/37	10,000,000	7,898,400
	Series A-1 4.50%, due 6/1/27	4,050,000	3,476,358
	Series A 5.00%, due 6/1/45	7,690,000	7,867,793
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,168,227
	Irvine, Improvement Bond Act 1915, Special Assessment Series A 0.38%, due 9/2/50 (b)	500,000	500,000
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	312,403
	Lemoore Redevelopment Agency, Lemmore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,105,720
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,429,848
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,457,600
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	1,000,000	1,267,780
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	78,121
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	214,050
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	160,000
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,464,378
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	497,240
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	3,000,000	1,531,800
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	100,000	48,378
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	1,275,000	429,624
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,085,000	1,822,032
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	705,000	187,798
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	6,030,000	6,029,698
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	2,665,000	2,665,187
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,094,946
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	1,105,000	1,141,785
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: FGIC, NATL-RE 4.25%, due 9/1/15	25,000	24,449
	Insured: FGIC, NATL-RE 4.80%, due 9/1/20	125,000	119,110
	Insured: FGIC, NATL-RE 5.125%, due 9/1/30	2,410,000	2,135,308
	Insured: FGIC, NATL-RE 5.25%, due 9/1/23	325,000	298,538
	Insured: FGIC, NATL-RE 5.25%, due 9/1/24	100,000	94,187
	Insured: FGIC, NATL-RE 5.25%, due 9/1/34	265,000	235,506
	Insured: FGIC, NATL-RE 5.375%, due 9/1/21	25,000	24,550
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/1/24	190,000	154,476
	Series A, Insured: RADIAN 5.25%, due 9/1/31	120,000	91,507
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	44,936
	Stockton Public Financing Authority, Water Revenue, Delta Water Supply Project, Revenue Bonds Series A 0.75%, due 10/1/40 (b)	5,500,000	5,500,000
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: FGIC, NATL-RE 4.00%, due 9/1/21	40,000	34,509
	Insured: FGIC, NATL-RE 4.125%, due 9/1/22	100,000	85,419
	Insured: FGIC, NATL-RE 4.25%, due 9/1/24	215,000	178,413
	Insured: FGIC, NATL-RE 4.25%, due 9/1/25	20,000	16,219
	Insured: FGIC, NATL-RE 5.00%, due 9/1/28	2,245,000	1,906,005
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	1,650,926
	Stockton, Health Facilities Revenue, Dameron Hospital Association, Revenue Bonds Series A 0.45%, due 12/1/32 (b)	7,585,000	7,585,000
	Stockton, Wastewater Systems Project, Certificates of Participation Series A, Insured: NATL-RE 5.20%, due 9/1/29	2,030,000	2,030,284
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/26	100,000	43,994
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/27	140,000	57,915
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,312,345
¤	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/37	4,310,000	3,464,162
	Series A-1 5.125%, due 6/1/46	8,140,000	6,422,623
	Series A 5.375%, due 6/1/38	2,080,000	1,689,126
	Series A-1 5.50%, due 6/1/45	2,855,000	2,291,537
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	564,120
	Turlock, Health Facility Revenue, Emanuel Medical Center, Inc., Certificates of Participation
	5.375%, due 10/15/34	2,405,000	2,433,692
	Series B 5.50%, due 10/15/37	1,250,000	1,286,012
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	6,000,000	6,865,860
			135,001,441
	Colorado 2.5%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	24,989
	Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Revenue Bonds 1.15%, due 7/1/37 (b)	7,055,000	7,055,000
	Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 4/1/28	185,000	185,788
	Denver Convention Center Hotel Authority, Revenue Bonds
	Series, Insured: XLCA 4.75%, due 12/1/35	635,000	644,227
	Series, Insured: XLCA 5.00%, due 12/1/35	130,000	133,340
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (a)	2,000,000	2,043,680
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	3,235,000
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	100,000	53,797
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,440,000	2,253,122
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	605,000	275,620
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	350,000	149,352
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,500,000	1,914,750
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	400,000	161,040
	(zero coupon), due 9/1/40	3,450,000	735,298
	(zero coupon), due 9/1/41	3,925,000	783,037
	Fronterra Village Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 4.875%, due 12/1/27	500,000	481,660
	Harvest Junction Metropolitan District, Limited General Obligation
	5.00%, due 12/1/30	765,000	781,991
	5.375%, due 12/1/37	755,000	771,761
	Table Rock Metropolitan District, Limited General Obligation Insured: RADIAN 4.25%, due 12/1/27	275,000	261,137
			21,944,589
	Connecticut 0.2%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (a)	1,000,000	1,001,880
	Series A, Insured: ACA 6.60%, due 7/1/24 (a)	785,000	786,429
			1,788,309
	Delaware 0.2%
	Delaware State Economic Development Authority, Newark Charter School, Revenue Bonds 5.00%, due 9/1/42	1,350,000	1,402,880
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds Series B 5.625%, due 5/1/32	370,000	370,074
			1,772,954
	District of Columbia 1.0%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,091,810
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,334,774
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,104,179
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	620,000	619,932
			9,150,695
	Florida 2.0%
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,069,890
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	2,490,000	2,476,778
	Florida Development Finance Corp., Bay Area Charter Foundation LLC, Revenue Bonds Series A 7.75%, due 6/15/42	2,000,000	2,260,180
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida Project, Revenue Bonds
	5.375%, due 11/15/28	2,900,000	2,904,060
	6.75%, due 11/15/29	865,000	935,290
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	3,161,075
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,653,930
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds
	5.00%, due 6/1/36	710,000	723,923
	5.125%, due 6/1/42	350,000	360,759
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	843,472
	Village Center Community Development District, Recreational Revenue, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 11/1/32	140,000	140,818
	Volusia County Industrial Development Authority, Student Housing-Stetson University Project, Revenue Bonds Insured: CIFG 5.00%, due 6/1/35	1,270,000	1,249,528
			17,779,703
	Georgia 0.5%
	Augusta Airport Revenue, General Passenger Facility Charge Series A 5.15%, due 1/1/35	1,000,000	1,002,290
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,143,340
	McDuffie County Development Authority, Temple-Inland Forest, Revenue Bonds 6.95%, due 12/1/23 (a)	600,000	620,478
			4,766,108
	Guam 2.5%
	Guam Government Waterworks Authority, Revenue Bonds
	5.875%, due 7/1/35	3,885,000	3,977,191
	6.00%, due 7/1/25	3,735,000	3,856,499
	Guam Government, Business Privilege Tax, Revenue Bonds
	Series B-1 5.00%, due 1/1/37	1,500,000	1,658,220
	Series B-1 5.00%, due 1/1/42	2,000,000	2,204,260
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,290,000	1,517,169
	Guam Government, Unlimited General Obligation
	Series A 5.00%, due 11/15/23	555,000	571,051
	Series A 5.25%, due 11/15/37	6,000,000	6,101,940
	Series A 7.00%, due 11/15/39	2,040,000	2,309,076
	Guam Power Authority, Revenue Bonds Series A, Insured: NATL-RE 5.25%, due 10/1/34	150,000	150,036
			22,345,442
	Hawaii 0.2%
	Hawaii State Department of Budget & Finance, Revenue Bonds
	5.125%, due 11/15/32	1,000,000	1,062,390
	5.25%, due 11/15/37	1,000,000	1,050,640
			2,113,030
	Illinois 1.3%
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds
	5.00%, due 12/1/36	3,350,000	3,411,104
	Series A 7.125%, due 10/1/41	1,500,000	1,688,805
	Illinois Finance Authority, Community Rehab Providers, Revenue Bonds Series A 5.60%, due 7/1/19	495,000	433,021
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds
	Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,000,400
	Series C, Insured: ACA 5.00%, due 9/1/31	2,000,000	1,963,740
	Series C, Insured: ACA 5.00%, due 9/1/32	2,745,000	2,686,998
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	550,385
	Massac County Hospital District, Limited General Obligation Insured: AGC-ICC 4.50%, due 11/1/31	110,000	113,186
			11,847,639
	Indiana 4.4%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds
	5.00%, due 10/1/24	780,000	660,091
	5.00%, due 10/1/28	4,000,000	3,220,920
	5.00%, due 10/1/32	2,555,000	1,976,165
	Carmel Redevelopment District, Certificate Partcipation Series C 6.50%, due 7/15/35 (c)	1,000,000	1,065,470
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,581,540
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	740,651
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	3,800,000	3,962,716
	5.50%, due 8/15/45	1,500,000	1,566,270
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,620,385
	Indiana Finance Authority, Ohio Valley Electric Corp., Revenue Bonds Series A 5.00%, due 6/1/39	10,000,000	10,417,400
	Terre Haute, Westminster Village Terre Haute, Inc., Revenue Bonds Series A 1.15%, due 8/1/36 (b)	8,245,000	8,245,000
			39,056,608
	Iowa 2.4%
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,006,320
	Series A 5.00%, due 10/1/21	605,000	602,979
	Series A 5.00%, due 10/1/22	1,405,000	1,388,927
	Series A 5.25%, due 10/1/30	150,000	145,130
	Series B 5.50%, due 10/1/31	100,000	94,396
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,020,000	5,412,341
	Series C 5.625%, due 6/1/46	6,430,000	5,775,619
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC-ICC 4.00%, due 12/1/14	280,000	290,357
	Insured: AGC-ICC 4.50%, due 12/1/31	1,920,000	1,864,339
	Insured: AGC-ICC 4.50%, due 12/1/41	960,000	890,669
	Insured: AGC-ICC 5.00%, due 12/1/41	3,925,000	3,952,082
			21,423,159
	Kentucky 0.1%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,101,020
	Louisiana 2.0%
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	4,320,000	5,021,352
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,281,375
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	1,051,148
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	99,957
	Series A, Insured: AGC-ICC 5.00%, due 7/1/39	610,000	633,101
	St. Charles Parish, Gulf Zone Opportunity Zone, Valero Energy Corp., Revenue Bonds 4.00%, due 12/1/40 (b)	6,000,000	6,368,160
			17,455,093
	Maryland 1.3%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	625,000	616,669
	Series A, Insured: XLCA 5.00%, due 9/1/32	2,270,000	2,291,588
	Series A, Insured: XLCA 5.25%, due 9/1/23	210,000	216,913
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	185,180
	Series A, Insured: XLCA 5.25%, due 9/1/27	270,000	277,366
	Series A, Insured: XLCA 5.25%, due 9/1/28	100,000	102,615
	Series A, Insured: XLCA 5.25%, due 9/1/39	2,045,000	2,071,871
	Maryland Economic Development Corp. University of Maryland College Park Project, Revenue Bonds Insured: AGC-ICC 4.50%, due 6/1/35	1,430,000	1,440,682
	Maryland Health & Higher Educational Facilities Authority, Charlsetown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,152,080
	Maryland Health & Higher Educational Facilities Authority, National Aquarium Baltimore, Revenue Bonds Series B 5.10%, due 11/1/22	1,000,000	1,012,140
	Maryland Health & Higher Educational Facilities Authority, Notre Dame Maryland University, Revenue Bonds 5.00%, due 10/1/42	2,255,000	2,407,709
			11,774,813
	Massachusetts 2.3%
	Massachusetts Development Finance Agency, Boston Medical Center, Revenue Bonds Series C 5.00%, due 7/1/29	3,250,000	3,436,030
	Massachusetts Development Finance Agency, Eastern Nazarene College, Revenue Bonds 5.625%, due 4/1/19	90,000	90,059
	Massachusetts Development Finance Agency, Merrimack College, Revenue Bonds Series A 5.25%, due 7/1/42	2,400,000	2,579,400
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	100,000	96,933
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series J 4.90%, due 7/1/28 (a)	6,500,000	6,710,730
	Series J 5.00%, due 7/1/30 (a)	500,000	513,920
	Massachusetts Port Authority Facilities, Delta Airlines, Inc. Project, Revenue Bonds
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (a)	325,000	312,673
	Series A, Insured: AMBAC 5.00%, due 1/1/27 (a)	155,000	141,996
	Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)	145,000	144,994
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	500,000	504,395
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,623,672
	Massachusetts State Health & Educational Facilities Authority, St. Memorial Medical Center, Revenue Bonds Series A 6.00%, due 10/1/23	4,695,000	4,699,648
			20,854,450
	Michigan 4.5%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	556,787
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,011,938
	5.125%, due 11/1/35	605,000	564,864
	Detroit Water and Sewerage Department, Revenue Bonds Series A 5.25%, due 7/1/39	4,000,000	4,226,240
	Detroit, Unlimited General Obligation
	Series A-1, Insured: AMBAC 4.60%, due 4/1/24	130,000	109,675
	Series A, Insured: XLCA 5.00%, due 4/1/13	100,000	99,235
	Series A-1, Insured: AMBAC 5.25%, due 4/1/24	125,000	112,016
	Dickinson County Healthcare System, Revenue Bonds
	5.80%, due 11/1/24	1,000,000	1,000,060
	Insured: ACA 5.80%, due 11/1/24	270,000	270,016
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,399,138
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	3,500,000	3,521,385
	7.00%, due 10/1/31	2,120,000	2,335,116
	7.00%, due 10/1/36	1,740,000	1,893,103
	7.50%, due 11/1/40	855,000	986,131
	7.75%, due 7/15/26	1,000,000	1,048,420
	8.00%, due 7/15/41	2,000,000	2,101,480
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,453,314
	6.125%, due 12/1/33	4,100,000	4,285,730
	6.125%, due 12/1/37	980,000	1,021,630
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
	Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	271,539
	Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	326,284
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	556,450
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,105,000	5,489,049
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,365,120
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	500,000	425,180
	Series A 6.00%, due 6/1/48	3,545,000	2,916,011
			40,345,911
	Minnesota 0.4%
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,087,130
	St. Paul Port Authority, Energy Park Utility Co. Project, Revenue Bonds
	5.45%, due 8/1/28 (a)	250,000	254,240
	5.70%, due 8/1/36 (a)	1,250,000	1,270,962
	Washington County Housing & Redevelopment Authority, Healtheast Project, Revenue Bonds 5.50%, due 11/15/27	500,000	500,375
	Winona, Health Care Facilities, Winona Health Obligation, Revenue Bonds 5.00%, due 7/1/34	400,000	420,996
			3,533,703
	Mississippi 0.2%
	Claiborne Country, System Enerty Resources, Inc. Project, Revenue Bonds 6.20%, due 2/1/26	100,000	100,134
	Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds 5.875%, due 4/1/22	100,000	100,287
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,463,863
			1,664,284
	Missouri 0.8%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	528,135
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	530,000	507,910
	5.50%, due 6/1/29	3,510,000	3,210,632
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,097,910
	Lees Summit Tax Increment, SummitFair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,578,000
			6,922,587
	Nebraska 1.8%
	Central Plains Energy Project, Project No. 3, Revenue Bonds
	5.00%, due 9/1/27	7,000,000	7,501,270
	5.00%, due 9/1/42	5,000,000	5,149,700
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,835,000	3,146,283
			15,797,253
	Nevada 2.6%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,458,918
	Insured: RADIAN 5.00%, due 4/1/27	775,000	769,381
¤	Clark County, Apartment, Limited General Obligation Series A 0.75%, due 7/1/27 (a)(b)	15,000,000	15,000,000
	Clark County, Industrial Development Revenue, Southwest Gas Corp., Revenue Bonds
	Series B, Insured: FGIC 5.00%, due 12/1/33 (a)	240,000	246,144
	Series C, Insured: AMBAC 5.95%, due 12/1/38 (a)	5,000,000	5,000,700
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	655,000	486,809
	Reno, Revenue Bonds Series B, Insured: FGIC, NATL-RE (zero coupon), due 6/1/38	1,155,000	237,641
			23,199,593
	New Hampshire 0.6%
	Manchester Housing & Redevelopment Authority , Inc., Revenue Bonds
	Series B, Insured: RADIAN (zero coupon), due 1/1/17	1,055,000	701,680
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,400,000	390,334
	Series A, Insured: ACA 6.75%, due 1/1/14	140,000	137,287
	New Hampshire Health & Education Facilities Authority, Southern New Hempshire University, Revenue Bonds 5.00%, due 1/1/42	4,000,000	4,225,920
			5,455,221
	New Jersey 5.2%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	1,000,000	1,021,630
	Middlesex County Improvement Authority, George Street Student Housing Project, Revenue Bonds Series A 5.00%, due 8/15/35	160,000	162,864
	New Jersey Economic Development Authority, Cigarette Tax, Cigarette Tax, Revenue Bonds
	5.50%, due 6/15/31	685,000	751,027
	5.75%, due 6/15/29	3,720,000	4,098,138
	5.75%, due 6/15/34	1,000,000	1,100,060
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.50%, due 4/1/28 (a)	180,000	173,399
	6.25%, due 9/15/19 (a)	2,500,000	2,510,075
	6.25%, due 9/15/29 (a)	1,600,000	1,606,448
	6.40%, due 9/15/23 (a)	5,075,000	5,096,010
	7.00%, due 11/15/30 (a)	925,000	928,543
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.875%, due 6/1/42	900,000	999,054
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	652,655
	Series A 6.00%, due 7/1/32	650,000	685,737
	Series A 6.10%, due 7/1/44	1,900,000	1,992,055
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	184,622
	New Jersey Economic Development Authority,Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	327,277
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,378,735
	New Jersey Health Care Facilities Financing Authority, Bayshore Community Hospital, Revenue Bonds Insured: RADIAN 5.125%, due 7/1/32	175,000	175,012
	New Jersey Health Care Facilities Financing Authority, Holy Name Hospital, Revenue Bonds 5.00%, due 7/1/36	190,000	193,335
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	102,653
	Series B (zero coupon), due 7/1/31	205,000	79,897
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,500,000	2,884,825
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.50%, due 6/1/23	980,000	935,390
	Series 1A 4.625%, due 6/1/26	4,460,000	4,060,919
	Series 1A 5.00%, due 6/1/41	14,000,000	11,434,220
			46,534,580
	New York 5.7%
	City of New York, Unlimited General Obligation Series H-1 0.28%, due 1/1/36 (b)	70,000	70,000
	Erie County Tobacco Asset Securitization Corp., Tobacco Assessment, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/45	490,000	361,875
	Hempstead Town Industrial Development Agency, Hebrew Academy, Revenue Bonds 1.13%, due 6/1/36 (b)	9,145,000	9,145,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,590,000	1,140,793
	Series A-3 5.125%, due 6/1/46	4,545,000	3,185,091
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	555,000	545,432
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/12 (a)(d)	6,770,000	6,837,632
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	1,195,000	1,230,348
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 4.75%, due 1/1/42	1,955,000	1,954,922
	Insured: AMBAC 5.00%, due 1/1/26	150,000	153,753
	Insured: AMBAC 5.00%, due 1/1/46	8,990,000	9,124,760
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds
	Series B 5.00%, due 12/1/28	1,000,000	1,036,950
	Series A 5.00%, due 12/1/28	4,000,000	4,147,800
	Series B 5.25%, due 12/1/36	2,500,000	2,557,100
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,143,400
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	787,223
	Series A 5.00%, due 6/15/26	960,000	965,894
	Series A 5.50%, due 6/15/31	750,000	765,990
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,110,180
	Tsasc, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	485,000	364,720
	Series 1 5.125%, due 6/1/42	5,605,000	4,060,262
			50,689,125
	Ohio 4.8%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,000,000	6,334,080
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds
	Series A-2 5.75%, due 6/1/34	9,525,000	7,755,445
	Series A-2 5.875%, due 6/1/30	2,020,000	1,677,347
	Series A-2 5.875%, due 6/1/47	5,090,000	4,134,556
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18	935,000	955,458
	7.35%, due 12/1/31	6,000,000	6,106,920
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avener Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	209,473
	Insured: AMBAC 4.50%, due 8/1/36	960,000	769,786
	Insured: AMBAC 5.00%, due 8/1/21	100,000	98,789
	Insured: AMBAC 5.00%, due 8/1/28	110,000	101,988
	Erie County, Hospital Facilities Revenue, Firelands, Regional Medical Center, Revenue Bonds Series A 5.25%, due 8/15/46	275,000	280,934
	Ohio Higher Educational Facilities Commission, Wittenberg University, Revenue Bonds Insured: AMBAC, NATL-RE 5.00%, due 6/1/29	140,000	140,210
	Ohio State Environmental Facilities Revenue, Ford Motor Co. Project, Revenue Bonds 6.15%, due 6/1/30 (a)	125,000	125,190
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.00%, due 12/1/22	3,400,000	3,533,348
	5.75%, due 12/1/32	1,000,000	1,050,810
	6.00%, due 12/1/42	2,000,000	2,116,660
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	500,000	482,655
	Summit County Development Finance Authority, Cleveland-Glats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,250,000	1,379,675
	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Special Assessment 5.375%, due 12/1/35	5,775,000	5,916,834
			43,170,158
	Oklahoma 1.0%
	Norman Regional Hospital Authority, Revenue Bonds
	5.125%, due 9/1/37	7,395,000	7,494,611
	Insured: RADIAN 5.50%, due 9/1/32	140,000	140,095
	Tulsa Municipal Airport Trust, AMR Corp. 7.35%, due 12/1/11 (d)	1,000,000	1,000,000
			8,634,706
	Oregon 0.3%
	Oregon State Facilities Authority Revenue, Student Housing Chief Ashland, Revenue Bonds Insured: AGM 5.00%, due 7/1/44	2,000,000	2,151,300
	Pennsylvania 5.5%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,277,633
	5.75%, due 12/1/41	1,055,000	1,103,150
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,125,270
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenuue Bonds Series A 6.75%, due 8/15/35	305,000	330,364
	Chester County Health & Education Facilities Authority, Chester Country Hospital, Revenue Bonds Series A 6.75%, due 7/1/31	885,000	885,912
	Clairton Municipal Authority, Revenue Bonds
	Series B 5.00%, due 12/1/37	2,000,000	2,049,360
	Series B 5.00%, due 12/1/42	1,000,000	1,019,840
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	322,524
	Harrisburg Authority, Harrisburtg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36	2,600,000	2,137,096
	Harrisburg Parking Authority, Revenue Bonds Series J, Insured: NATL-RE 5.00%, due 9/1/22	900,000	857,781
	Harrisburg, Pennsylvania, Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	92,689
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	58,269
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 9/15/12	365,000	362,080
	Series D, Insured: AMBAC (zero coupon), due 3/15/13	595,000	570,754
	Series F, Insured: AMBAC (zero coupon), due 3/15/13	195,000	187,054
	Series F, Insured: AMBAC (zero coupon), due 9/15/13	355,000	329,333
	Series D, Insured: AMBAC (zero coupon), due 9/15/13	125,000	115,963
	Series D, Insured: AMBAC (zero coupon), due 3/15/14	520,000	465,811
	Series F, Insured: AMBAC (zero coupon), due 3/15/14	335,000	300,090
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	50,000	43,296
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	365,000	316,061
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	384,063
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	165,000	137,762
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	310,000	250,074
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	280,000	217,473
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	395,000	306,793
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	135,000	101,258
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	120,000	90,007
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	25,352
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	130,000	90,936
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	100,000	66,824
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	95,000	61,247
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	155,000	99,930
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	40,000	23,515
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	8,495
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	155,000	84,570
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	100,000	44,766
	Montgomery County Higher Education & Health Authority, Holy Redeemer Health System, Revenue Bonds Series A, Insured: AMBAC 5.25%, due 10/1/27	100,000	100,081
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	1,450,000	1,543,728
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	250,000	289,487
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Gwynedd-Mercy College Project, Revenue Bonds Series KK1 5.375%, due 5/1/42	1,785,000	1,864,040
	Pennsylvania Higher Educational Facilities Authority, Fortier II LLC, Revenue Bonds Series A, Insured: RADIAN 5.125%, due 4/1/33	185,000	185,163
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,120,610
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	144,129
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,040,395
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds
	5.875%, due 4/1/32	480,000	506,198
	6.25%, due 4/1/42	500,000	534,355
	Philadelphia Authority for Industrial Development, First Philadelphia Charter, Revenue Bonds Series A 5.85%, due 8/15/37	1,650,000	1,665,691
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,088,940
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19	605,000	548,082
	5.25%, due 9/1/26	1,500,000	1,437,960
	5.25%, due 9/1/31	2,425,000	2,269,485
	5.25%, due 9/1/36	1,125,000	1,030,207
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Revenue Bonds Series A 5.625%, due 7/1/42	11,800,000	12,365,810
	Susquehanna Area Regional Airport Authority , Revenue Bonds
	Series A, Insured: AMBAC 5.00%, due 1/1/28 (a)	170,000	163,178
	Series B, Insured: AMBAC 5.00%, due 1/1/33	270,000	270,094
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,405,536
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	655,000	660,030
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,483,629
	York, Unlimited General Obligation 7.25%, due 11/15/41	1,370,000	1,593,351
			49,253,574
	Rhode Island 0.9%
	Central Falls, Unlimited General Obligation Insured: AMBAC 4.05%, due 7/15/25	280,000	218,268
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	810,505
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	277,692
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	600,577
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	558,556
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	775,000	205,701
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	280,000	58,296
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	345,000	66,333
	Providence, Special Obligation, Tax Allocation Series E, Insured: RADIAN 5.00%, due 6/1/13	600,000	600,588
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,018,450
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	207,048
	Woonsocket, Unlimited General Obligation
	Insured: FGIC, NATL-RE 5.75%, due 10/1/14	520,000	519,693
	Insured: FGIC, NATL-RE 5.75%, due 10/1/15	500,000	498,170
	Insured: FGIC, NATL-RE 5.75%, due 10/1/16	530,000	522,734
	Insured: FGIC, NATL-RE 6.00%, due 10/1/17	1,200,000	1,188,108
	Insured: FGIC, NATL-RE 6.00%, due 10/1/18	695,000	683,540
			8,034,259
	South Carolina 0.1%
	Richland County, Educational Facilities Revenue, Benedict College Project, Revenue Bonds Insured: RADIAN 5.75%, due 7/1/19	130,000	129,444
	South Carolina Educational Facilities Authority, Benedict College, Revenue Bonds Insured: RADIAN 5.625%, due 7/1/31	755,000	707,790
	South Carolina Jobs-Economic Development Authority, Luthern Homes, Revenue Bonds 5.70%, due 5/1/26	255,000	255,206
			1,092,440
	Tennessee 0.3%
	Blount County Public Building Authority, Revenue Bonds Series A 0.50%, due 6/1/32 (b)	1,530,000	1,530,000
	Chattanooga Health Educational & Housing Facility Board, CDFI Phace I LLC, Revenue Bonds
	Series A 5.125%, due 10/1/35	100,000	101,436
	Series B 6.00%, due 10/1/35	500,000	515,910
	Sevier County Public Building Authority, Government Public Improvement, Revenue Bonds Series A 0.74%, due 6/1/36 (b)	600,000	600,000
			2,747,346
	Texas 8.3%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 4.30%, due 1/1/33	130,000	125,034
	Series A, Insured: XLCA 5.00%, due 1/1/34	7,745,000	7,883,326
	Series A, Insured: XLCA 5.25%, due 1/1/24	1,500,000	1,590,750
¤	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,655,000	1,068,485
	(zero coupon), due 1/1/33	205,000	70,178
	(zero coupon), due 1/1/34	3,275,000	1,050,554
	(zero coupon), due 1/1/35	3,700,000	1,105,560
	(zero coupon), due 1/1/36	2,000,000	564,960
	(zero coupon), due 1/1/39	3,500,000	832,265
	6.75%, due 1/1/41	7,500,000	8,608,800
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds 5.75%, due 8/15/41	1,750,000	1,939,735
	Dallas-Fort Worth International Airport Revenue, Revenue Bonds Series A, Insured: FGIC, NATL-RE 6.00%, due 11/1/28 (a)	60,000	60,242
¤	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13	215,000	200,879
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,131,745
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	180,000	142,909
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	850,000	604,265
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	230,903
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	285,000	181,041
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,445,000	1,378,198
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	480,000	240,595
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	130,000	58,072
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	480,000	179,832
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	425,000	149,634
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	225,000	70,371
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	265,000	82,399
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	340,000	99,640
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	145,000	42,643
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	145,000	39,900
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,435,000	407,583
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,365,000	290,267
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	31,020,000	6,692,255
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,115,000	222,732
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	650,000	121,953
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	515,000	96,434
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	570,000	100,423
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	110,010
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	1,530,000	1,530,367
	Series G, Insured: NATL-RE 5.375%, due 11/15/41	145,000	145,010
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds
	Series B 6.125%, due 7/15/27 (a)	175,000	174,984
	Series C 6.125%, due 7/15/27 (a)	480,000	479,957
	Series A 6.625%, due 7/15/38 (a)	1,000,000	1,095,710
	Series E 6.75%, due 7/1/21 (a)	755,000	757,869
	Series E 7.00%, due 7/1/29 (a)	500,000	502,155
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 6.00%, due 8/15/36	675,000	701,109
	Series A 6.00%, due 8/15/41	940,000	969,563
	Series A 6.875%, due 5/15/41	1,700,000	2,103,138
	Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Revenue Bonds 5.00%, due 11/1/28 (a)	2,000,000	2,154,500
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,255,000	7,694,943
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,146,280
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,769,520
	7.50%, due 6/30/33	750,000	954,652
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	3,050,000	3,670,766
	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Revenue Bonds Series A 5.375%, due 2/15/37	500,000	517,165
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,322,230
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	34,940
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,174,630
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,250,000	5,472,285
			74,146,345
	Utah 0.3%
	Santa Clara Municipal Building Authority, Revenue Bonds Insured: AGC-ICC 4.125%, due 2/1/28 (c)	800,000	800,152
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	950,000	1,062,926
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	659,772
			2,522,850
	Vermont 1.3%
	Vermont Economic Development Authority, Mortgage Revenue, Wake Robin Corp. Project, Revenue Bonds Series B 1.15%, due 5/1/29 (b)	10,810,000	10,810,000
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	450,000	378,873
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	142,079
	Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A, Insured: RADIAN 5.00%, due 7/1/34	200,000	173,370
			11,504,322
	Virginia 2.3%
	Capital Beltway Funding Corp. of Virginia, Revenue Bonds Series B 4.90%, due 12/31/47 (b)	10,795,000	10,795,000
	Virginia Small Business Financing Authority, Elizabeth River, Revenue Bonds
	5.50%, due 1/1/42 (a)	7,300,000	8,069,201
	6.00%, due 1/1/37 (a)	1,300,000	1,489,280
			20,353,481
	Washington 0.3%
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue & Special Tax Building 5.25%, due 12/1/11 (c)(d)	1,535,000	1,419,859
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,102,120
	Tobacco Settlement Authority of Washington, Asset-Backed, Revenue Bonds 6.625%, due 6/1/32	115,000	119,422
			2,641,401
	West Virginia 0.7%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	2,500,000	2,881,950
	Ohio County, Fort Henry Economic Opportunity, Revenue Bonds 5.75%, due 3/1/36	400,000	427,612
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	2,705,000	2,590,578
			5,900,140
	Wisconsin 1.0%
	Menasha, Unlimited General Obligation
	Insured: NATL-RE 3.70%, due 3/1/13	740,000	742,190
	4.40%, due 9/1/17	100,000	90,845
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,187,880
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,854,471
	Series A 6.00%, due 7/15/42	1,165,000	1,175,380
	Warrents, Unlimited General Obligation 4.70%, due 12/1/19	120,000	101,436
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A 0.42%, due 5/1/25 (b)	3,690,000	3,690,000
			8,842,202
	Wyoming 0.2%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	595,540
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,026,506
			1,622,046
	Total Municipal Bonds (Cost $767,178,947)		825,786,552
		Shares
	Unaffiliated Investment Companies 4.4%
	California 0.1%
	BlackRock MuniYield California Insured Fund, Inc.	15,810	262,288
	Nuveen California Dividend Advantage Municipal Fund	9,641	149,050
	Nuveen California Municipal Market Opportunity Fund	38,365	623,048
			1,034,386
	Michigan 0.0%‡
	Nuveen Michigan Premium Income Fund	1,405	21,215
	Nuveen Michigan Quality Income	23,148	362,498
			383,713
	Multi-State 4.2%
¤	iShares S&P National Municipal Bond Fund	166,963	18,711,877
¤	Market Vectors High Yield Municipal Index ETF	530,000	17,399,900
	SPDR Nuveen S&P High Yield Municipal Bond ETF	18,000	1,028,988
			37,140,765
	New York 0.0%‡
	Nuveen New York Dividend Advantage Municipal Fund	620	9,610
	Pennsylvania 0.1%
	Nuveen Pennsylvania Investment Quality Municipal Fund	9,600	155,424
	Nuveen Pennsylvania Premium Income Municipal Fund 2	20,000	302,400
			457,824
	Total Unaffiliated Investment Companies (Cost $37,787,382)		39,026,298
	Total Investments (Cost $804,966,329) (e)	97.0%	864,812,850
	Other Assets, Less Liabilities	3.0	27,018,578
	Net Assets	100.0%	$891,831,428

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2012.
(c)	Illiquid security. The total market value of these securities as of July 31, 2012 is $3,285,481, which represents 0.4% of the Fund's net assets.
(d)	Issue in default.
(e)	As of July 31, 2012, cost is $804,971,283 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$60,517,102
Gross unrealized depreciation	(675,535)
Net unrealized appreciation	$59,841,567

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGC-ICC	-Assured Guaranty Corporation—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
ETF	-Exchange Traded Fund
FGIC	-Financial Guaranty Insurance Co.
NATL-RE	-National Public Finance Guarantee Corp.
RADIAN	-Radian Asset Assurance, Inc.
SPDR	-Standard & Poor's Depositary Receipt
XLCA	-XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$825,786,552	$—	$825,786,552
Unaffiliated Investment Companies	39,026,298	—	—	39,026,298
Total Investments in Securities	$39,026,298	$825,786,552	$—	$864,812,850

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Equity Fund
Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 3.8%
¤	Honeywell International, Inc.	652,875	$37,899,394

	Auto Components 1.9%
	Johnson Controls, Inc.	772,971	19,053,735

	Beverages 1.1%
	Coca-Cola Co. (The) (a)	127,681	10,316,625

	Capital Markets 0.9%
	BlackRock, Inc.	51,619	8,788,651

	Chemicals 3.1%
¤	Monsanto Co.	356,869	30,555,124

	Commercial Banks 4.6%
	BB&T Corp.	749,415	23,509,148
	Wells Fargo & Co.	652,106	22,047,704
			45,556,852
	Communications Equipment 2.8%
	Cisco Systems, Inc.	1,768,650	28,209,967

	Consumer Finance 3.1%
¤	Capital One Financial Corp.	547,650	30,936,748

	Containers & Packaging 1.1%
	Owens-Illinois, Inc. (a)	563,791	10,401,944

	Diversified Financial Services 6.5%
	Citigroup, Inc.	1,015,100	27,539,663
	CME Group, Inc. Class A	211,500	11,021,265
	JPMorgan Chase & Co.	711,700	25,621,200
			64,182,128
	Diversified Telecommunication Services 2.4%
	BCE, Inc.	563,149	23,956,358

	Food Products 1.8%
	Archer-Daniels-Midland Co.	691,250	18,034,713

	Health Care Equipment & Supplies 4.4%
	Baxter International, Inc.	369,750	21,634,073
	Covidien PLC	402,256	22,478,065
			44,112,138
	Health Care Providers & Services 3.8%
	McKesson Corp.	188,100	17,066,313
	UnitedHealth Group, Inc.	409,700	20,931,573
			37,997,886
	Household Products 2.2%
	Procter & Gamble Co. (The)	342,900	22,130,766

	Industrial Conglomerates 3.2%
¤	General Electric Co.	1,528,550	31,717,412

	Insurance 3.6%
	ACE, Ltd.	321,791	23,651,638
	MetLife, Inc.	374,676	11,528,781
			35,180,419
	IT Services 1.3%
	Western Union Co. (The)	746,250	13,007,138

	Machinery 2.0%
	Cummins, Inc.	140,300	13,454,770
	Stanley Black & Decker, Inc.	98,200	6,568,598
			20,023,368
	Media 7.8%
¤	Time Warner, Inc.	1,221,463	47,783,633
	Viacom, Inc. Class B	641,534	29,966,053
			77,749,686
	Metals & Mining 1.9%
	Barrick Gold Corp.	578,450	19,019,436

	Oil, Gas & Consumable Fuels 11.5%
	Encana Corp.	740,200	16,469,450
¤	ExxonMobil Corp.	458,700	39,838,095
	Occidental Petroleum Corp.	325,413	28,320,693
	Phillips 66	370,750	13,940,200
	Southwestern Energy Co. (a)	475,900	15,823,675
			114,392,113
	Pharmaceuticals 10.8%
	Johnson & Johnson	391,850	27,123,857
	Novartis A.G., ADR (b)	341,900	20,042,178
¤	Pfizer, Inc.	2,013,320	48,400,213
	Sanofi, Sponsored ADR (b)	277,375	11,272,520
			106,838,768
	Semiconductors & Semiconductor Equipment 5.0%
	Applied Materials, Inc.	1,652,850	17,999,537
¤	Texas Instruments, Inc.	1,172,438	31,937,211
			49,936,748
	Software 3.1%
¤	Microsoft Corp.	1,057,402	31,161,637

	Wireless Telecommunication Services 4.2%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,451,376	41,727,060

	Total Common Stocks (Cost $854,348,373)		972,886,814

		Principal Amount	Value
	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $11,937,914 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $11,810,000 and a Market Value of $12,178,755)	$11,937,911	11,937,911

	Total Short-Term Investment (Cost $11,937,911)		11,937,911
	Total Investments (Cost $866,286,284) (c)	99.1%	984,824,725
	Other Assets, Less Liabilities	0.9	9,321,446
	Net Assets	100.0%	$994,146,171

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $883,793,858 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$143,440,499
Gross unrealized depreciation	(42,409,632)
Net unrealized appreciation	$101,030,867

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$972,886,814	$—	$—	$972,886,814
Short-Term Investment
Repurchase Agreement	—	11,937,911	—	11,937,911
Total Investments in Securities	$972,886,814	$11,937,911	$—	$984,824,725

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Canada 2.9%
	Barrick Gold Corp. (Metals & Mining)	23,250	$764,460
	Encana Corp. (Oil, Gas & Consumable Fuels)	28,250	628,562
			1,393,022
	China 0.6%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	334,500	294,613

	France 5.1%
	Danone S.A. (Food Products)	13,650	831,014
	Sanofi (Pharmaceuticals)	11,800	965,059
	Vallourec S.A. (Machinery)	15,400	639,690
			2,435,763
	Germany 4.2%
¤	Bayer A.G. (Pharmaceuticals)	20,100	1,531,098
	SAP A.G. (Software)	7,750	494,516
			2,025,614
	Ireland 2.5%
	Covidien PLC (Health Care Equipment & Supplies)	21,100	1,179,068

	Italy 2.9%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	66,950	1,387,199

	Japan 12.7%
	Bridgestone Corp. (Auto Components)	36,950	842,342
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	26,500	512,531
	KOMATSU, Ltd. (Machinery)	22,700	510,804
	Mitsubishi Corp. (Trading Companies & Distributors)	38,500	771,725
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	36,700	1,707,578
	Nissan Motor Co., Ltd. (Automobiles)	99,550	948,035
	Tokio Marine Holdings, Inc. (Insurance)	32,300	749,153
			6,042,168
	Netherlands 1.5%
	Akzo Nobel N.V. (Chemicals)	12,897	696,705

	Norway 1.8%
	DnB NOR ASA (Commercial Banks)	81,800	861,760

	Singapore 2.6%
¤	DBS Group Holdings, Ltd. (Commercial Banks)	103,650	1,227,741

	Switzerland 8.4%
¤	ABB, Ltd. (Electrical Equipment) (a)	73,700	1,289,354
	Holcim, Ltd. (Construction Materials) (a)	12,850	759,444
¤	Novartis A.G. (Pharmaceuticals)	33,550	1,969,082
			4,017,880
	United Kingdom 6.5%
¤	Standard Chartered PLC (Commercial Banks)	59,562	1,367,613
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services) (b)	60,100	1,727,875
			3,095,488
	United States 47.2%
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	95,043	1,035,018
	Archer-Daniels-Midland Co. (Food Products)	27,800	725,302
	Baxter International, Inc. (Health Care Equipment & Supplies)	8,900	520,739
	BB&T Corp. (Commercial Banks)	23,400	734,058
	Capital One Financial Corp. (Consumer Finance)	9,350	528,182
	Cisco Systems, Inc. (Communications Equipment)	59,050	941,847
	Citigroup, Inc. (Diversified Financial Services)	34,700	941,411
	Cummins, Inc. (Machinery)	4,400	421,960
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	11,750	1,020,487
	General Electric Co. (Industrial Conglomerates)	25,250	523,938
	Honeywell International, Inc. (Aerospace & Defense)	18,200	1,056,510
	Johnson & Johnson (Pharmaceuticals)	13,300	920,626
	Johnson Controls, Inc. (Auto Components)	22,650	558,323
	JPMorgan Chase & Co. (Diversified Financial Services)	17,850	642,600
	McKesson Corp. (Health Care Providers & Services)	6,000	544,380
	Microsoft Corp. (Software)	33,350	982,824
	Monsanto Co. (Chemicals)	11,550	988,911
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,850	857,246
¤	Pfizer, Inc. (Pharmaceuticals)	88,850	2,135,954
	Phillips 66 (Oil, Gas & Consumable Fuels)	19,050	716,280
	Procter & Gamble Co. (The) (Household Products)	9,350	603,449
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	25,250	839,563
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	34,100	928,884
¤	Time Warner, Inc. (Media)	43,850	1,715,412
	Viacom, Inc. Class B (Media)	21,150	987,916
	Wells Fargo & Co. (Commercial Banks)	18,900	639,009
			22,510,829
	Total Common Stocks (Cost $43,485,872)		47,167,850

		Principal Amount	Value
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	United States 1.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity, $497,369 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $360,000 and a Market Value of $507,608) (Capital Markets)	$497,369	497,369
	Total Short-Term Investment (Cost $497,369)		497,369

	Total Investments (Cost $43,983,241) (c)	99.9%	47,665,219
	Other Assets, Less Liabilities	0.1	33,271
	Net Assets	100.0%	$47,698,490

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $44,435,477 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,118,022
Gross unrealized depreciation	(1,888,280)
Net unrealized appreciation	$3,229,742

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$47,167,850	$—	$—	$47,167,850
Short-Term Investment
Repurchase Agreement	—	497,369	—	497,369
Total Investments in Securities	$47,167,850	$497,369	$—	$47,665,219

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2012, foreign securities with a total value of $16,990,062 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of July 31, 2012, the Fund held the following foreign currency:

	Currency		Cost			Value
Japanese Yen	JPY	14	USD	0	(a)	USD	0	(a)

(a)	Less than one dollar.

MainStay ICAP International Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Canada 6.1%
	Barrick Gold Corp. (Metals & Mining)	503,550	$16,556,724
	BCE, Inc. (Diversified Telecommunication Services)	530,450	22,565,343
	Encana Corp. (Oil, Gas & Consumable Fuels)	948,050	21,094,113
			60,216,180
	Cayman Islands 0.8%
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	2,717,550	8,025,055

	China 0.8%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	8,851,500	7,796,013

	France 15.5%
¤	Danone S.A. (Food Products)	649,100	39,517,324
	Pernod-Ricard S.A. (Beverages)	184,800	19,897,837
	Sanofi (Pharmaceuticals)	400,400	32,746,582
	Schneider Electric S.A. (Electrical Equipment)	354,700	20,088,541
	Total S.A. (Oil, Gas & Consumable Fuels)	483,650	22,378,090
	Vallourec S.A. (Machinery)	441,000	18,318,388
			152,946,762
	Germany 13.4%
¤	Bayer A.G. (Pharmaceuticals)	611,700	46,595,665
	Bayerische Motoren Werke A.G. (Automobiles)	281,100	21,018,238
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	69,900	9,942,171
	SAP A.G. (Software)	376,550	24,027,102
	Siemens A.G. (Industrial Conglomerates)	368,250	31,308,844
			132,892,020
	Italy 4.5%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	2,128,350	44,099,266

	Japan 18.3%
¤	Bridgestone Corp. (Auto Components)	1,551,800	35,376,074
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	539,300	10,430,493
	KOMATSU, Ltd. (Machinery)	755,400	16,998,313
	Mitsubishi Corp. (Trading Companies & Distributors)	889,550	17,830,852
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,005,850	46,800,189
	Nissan Motor Co., Ltd. (Automobiles)	3,092,500	29,450,496
	Tokio Marine Holdings, Inc. (Insurance)	1,028,000	23,843,021
			180,729,438
	Netherlands 3.7%
¤	Akzo Nobel N.V. (Chemicals)	685,547	37,033,729

	Norway 3.1%
	DnB NOR ASA (Commercial Banks)	2,960,000	31,183,483

	Singapore 3.0%
	DBS Group Holdings, Ltd. (Commercial Banks)	2,487,750	29,467,563

	Switzerland 11.6%
	ABB, Ltd. (Electrical Equipment) (a)	1,872,450	32,757,806
	Holcim, Ltd. (Construction Materials) (a)	399,750	23,625,499
¤	Novartis A.G. (Pharmaceuticals)	987,100	57,933,863
			114,317,168
	United Kingdom 15.9%
¤	GlaxoSmithKline PLC (Pharmaceuticals)	1,820,700	41,919,581
¤	Standard Chartered PLC (Commercial Banks)	1,879,531	43,156,226
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services) (b)	1,826,850	52,521,937
	WPP PLC (Media)	1,539,650	19,504,641
			157,102,385
	Total Common Stocks (Cost $914,464,373)		955,809,062

	Short-Term Investment 2.7%	Principal Amount	Value
	Repurchase Agreement 2.7%
	United States 2.7%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $26,411,041 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $26,125,000 and a Market Value of $26,940,727) (Capital Markets)	$26,411,034	26,411,034

	Total Short-Term Investment (Cost $26,411,034)		26,411,034

	Total Investments (Cost $940,875,407) (c)	99.4%	982,220,096
	Other Assets, Less Liabilities	0.6	6,244,881
	Net Assets	100.0%	$988,464,977

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $950,724,225 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$76,054,748
Gross unrealized depreciation	(44,558,877)
Net unrealized appreciation	$31,495,871

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$955,809,062	$—	$—	$955,809,062
Short-Term Investment
Repurchase Agreement	—	26,411,034	—	26,411,034
Total Investments in Securities	$955,809,062	$26,411,034	$—	$982,220,096

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2012, foreign securities with a total value of $621,666,224 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost			Value
Euro	EUR	259	USD	325		USD	319
Japanese Yen	JPY	3		0	(a)		0	(a)
Total			USD	325		USD	319

(a)	Less than one dollar.

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.1% †
	Aerospace & Defense 4.5%
¤	Honeywell International, Inc.	2,908,574	$168,842,721

	Auto Components 2.6%
	Johnson Controls, Inc.	3,997,975	98,550,084

	Chemicals 3.3%
	Monsanto Co.	1,452,953	124,401,836

	Commercial Banks 5.4%
	BB&T Corp.	3,192,508	100,148,976
	Wells Fargo & Co.	3,048,235	103,060,825
			203,209,801
	Communications Equipment 3.5%
	Cisco Systems, Inc.	8,411,087	134,156,838

	Consumer Finance 3.2%
	Capital One Financial Corp.	2,148,872	121,389,779

	Diversified Financial Services 5.7%
	Citigroup, Inc.	4,369,057	118,532,516
	JPMorgan Chase & Co.	2,666,484	95,993,424
			214,525,940
	Food Products 2.1%
	Archer-Daniels-Midland Co.	3,040,591	79,329,019

	Health Care Equipment & Supplies 6.0%
	Baxter International, Inc.	2,048,450	119,854,809
	Covidien PLC	1,951,827	109,068,093
			228,922,902
	Health Care Providers & Services 2.3%
	McKesson Corp.	947,700	85,984,821

	Household Products 2.7%
	Procter & Gamble Co. (The)	1,587,089	102,430,724

	Industrial Conglomerates 3.8%
¤	General Electric Co.	6,989,515	145,032,436

	Machinery 1.5%
	Cummins, Inc.	587,795	56,369,541

	Media 9.6%
¤	Time Warner, Inc.	5,775,081	225,921,168
¤	Viacom, Inc. Class B	2,928,594	136,794,626
			362,715,794
	Metals & Mining 2.4%
	Barrick Gold Corp.	2,731,000	89,795,280

	Oil, Gas & Consumable Fuels 13.1%
	Encana Corp.	2,872,300	63,908,675
¤	ExxonMobil Corp.	1,795,864	155,970,788
	Occidental Petroleum Corp.	1,545,895	134,539,242
	Phillips 66	1,943,067	73,059,319
	Southwestern Energy Co. (a)	2,098,566	69,777,320
			497,255,344
	Pharmaceuticals 10.5%
¤	Johnson & Johnson	2,035,500	140,897,310
¤	Pfizer, Inc.	10,659,803	256,261,664
			397,158,974
	Semiconductors & Semiconductor Equipment 5.8%
	Applied Materials, Inc.	6,592,259	71,789,701
¤	Texas Instruments, Inc.	5,395,300	146,967,972
			218,757,673
	Software 4.2%
¤	Microsoft Corp.	5,360,706	157,980,006

	Wireless Telecommunication Services 4.9%
¤	Vodafone Group PLC, Sponsored ADR (b)	6,429,801	184,856,779

	Total Common Stocks (Cost $3,207,671,483)		3,671,666,292

		Principal Amount	Value
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $116,268,879 (Collateralized by United States Treasury securities with rates between 0.125% and 4.50% and maturity dates between 12/31/13 and 2/15/36, with a Principal Amount of $91,460,000 and a Market Value of $118,594,309)	$116,268,847	116,268,847

	Total Short-Term Investment (Cost $116,268,847)		116,268,847

	Total Investments (Cost $3,323,940,330) (c)	100.2%	3,787,935,139
	Other Assets, Less Liabilities	(0.2)	(6,521,363)
	Net Assets	100.0%	$3,781,413,776

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $3,363,005,488 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$542,621,288
Gross unrealized depreciation	(117,691,637)
Net unrealized appreciation	$424,929,651

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,671,666,292	$—	$—	$3,671,666,292
Short-Term Investment
Repurchase Agreement	—	116,268,847	—	116,268,847
Total Investments in Securities	$3,671,666,292	$116,268,847	$—	$3,787,935,139

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.
As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

	MainStay Indexed Bond Fund
	Portfolio of Investments ††† July 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 99.0%†
	Asset-Backed Securities 0.3%
	Automobile 0.1%
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	$820,334	$822,169

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	170,551	171,631
	RAMP Trust Series 2003-RZ5, Class A7 4.97%, due 9/25/33	98,996	101,739
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	87,426
			360,796
	Student Loans 0.1%
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 5.087%, due 3/25/47 (a)	500,000	271,848

	Total Asset-Backed Securities (Cost $1,679,980)		1,454,813

	Corporate Bonds 18.3%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	342,397
	Goodrich Corp. 7.00%, due 4/15/38	50,000	69,209
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	112,151
	Lockheed Martin Corp. 4.25%, due 11/15/19	250,000	282,883
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	117,040
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	322,640
	4.50%, due 4/15/20	350,000	415,188
	4.50%, due 6/1/42	100,000	115,967
	6.125%, due 2/1/19	125,000	157,647
			1,935,122
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	248,724
	Bunge, Ltd. Finance Corp. 5.35%, due 4/15/14	100,000	105,536
			354,260
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	52,490	57,345
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	81,210
			138,555
	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	69,652

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 8.50%, due 1/18/31	150,000	238,042
	Toyota Motor Credit Corp.
	2.80%, due 1/11/16	100,000	107,158
	3.40%, due 9/15/21	200,000	216,456
			561,656
	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	56,756
	6.00%, due 1/15/36	50,000	61,712
			118,468
	Banks 3.7%
	Bank of America Corp.
	3.625%, due 3/17/16	850,000	873,178
	4.75%, due 8/1/15	250,000	263,762
	5.25%, due 12/1/15	200,000	209,996
	5.42%, due 3/15/17	1,100,000	1,156,818
	5.70%, due 1/24/22	150,000	171,343
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	265,319
	BB&T Corp. 3.375%, due 9/25/13	650,000	669,411
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	111,224
	Citigroup, Inc.
	4.45%, due 1/10/17	200,000	213,699
	4.50%, due 1/14/22	200,000	210,372
	4.875%, due 5/7/15	350,000	364,699
	5.50%, due 10/15/14	750,000	801,188
	5.875%, due 2/22/33	450,000	456,714
	6.125%, due 11/21/17	500,000	571,089
	Credit Suisse 4.375%, due 8/5/20	300,000	331,636
	Fifth Third Bank 4.75%, due 2/1/15	250,000	267,152
	Goldman Sachs Group, Inc. (The)
	5.35%, due 1/15/16	350,000	377,273
	5.95%, due 1/18/18	1,000,000	1,111,467
	6.00%, due 6/15/20	900,000	994,197
	6.25%, due 9/1/17	350,000	394,983
	HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	967,260
	JPMorgan Chase & Co. 4.40%, due 7/22/20	1,400,000	1,528,666
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	913,634
	KeyBank N.A. 5.80%, due 7/1/14	375,000	402,394
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	168,429
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	265,798
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	102,470
	Morgan Stanley
	5.50%, due 7/24/20	1,100,000	1,104,205
	6.25%, due 8/28/17	410,000	432,739
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	108,833
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	196,582
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	160,370
	5.125%, due 2/8/20	100,000	117,955
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	116,970
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	15,776
	U.S. Bancorp 2.875%, due 11/20/14	300,000	315,060
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	110,266
	UBS A.G. 7.75%, due 9/1/26	100,000	116,783
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	621,897
	5.60%, due 3/15/16	200,000	225,018
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	107,302
	5.50%, due 8/1/35	125,000	142,404
	Wells Fargo & Co. 4.60%, due 4/1/21	450,000	517,498
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	188,977
			18,762,806
	Beverages 0.3%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	300,000	423,504
	Beam, Inc. 5.375%, due 1/15/16	18,000	20,343
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	300,351
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	86,531
	PepsiCo., Inc. 5.00%, due 6/1/18	600,000	707,687
			1,538,416
	Biotechnology 0.3%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	158,187
	4.85%, due 11/18/14	725,000	787,917
	5.85%, due 6/1/17	150,000	178,065
	6.40%, due 2/1/39	100,000	126,499
	Genentech, Inc. 4.75%, due 7/15/15	100,000	111,369
			1,362,037
	Building Materials 0.0%‡
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	102,931
	6.00%, due 9/30/16	100,000	110,829
			213,760
	Chemicals 0.2%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	385,610
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	111,668
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	55,798
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	110,416
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	103,153
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	137,240
			903,885
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	9,000	9,270
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	154,028
			163,298
	Computers 0.4%
	Dell, Inc. 4.70%, due 4/15/13	175,000	180,017
	Hewlett-Packard Co.
	1.55%, due 5/30/14	750,000	755,820
	2.20%, due 12/1/15	150,000	151,976
	4.375%, due 9/15/21	150,000	154,372
	HP Enterprise Services LLC Series B 6.00%, due 8/1/13	100,000	104,809
	International Business Machines Corp.
	5.70%, due 9/14/17	400,000	489,753
	5.875%, due 11/29/32	100,000	140,294
	6.50%, due 1/15/28	100,000	139,378
	7.50%, due 6/15/13	100,000	106,315
			2,222,734
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	107,927
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	125,000	149,289
	5.55%, due 3/5/37	100,000	138,525
			395,741
	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	4.65%, due 10/17/21	150,000	171,460
	5.875%, due 1/14/38	625,000	759,819
	Series A 6.75%, due 3/15/32	650,000	843,218
			1,774,497
	Electric 1.7%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	105,235
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	114,010
	CenterPoint Energy Houston Electric LLC
	5.70%, due 3/15/13	75,000	77,389
	Series K2 6.95%, due 3/15/33	100,000	149,024
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	183,423
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	392,771
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	137,416
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	292,895
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	256,190
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	268,195
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	76,571
	FirstEnergy Corp. Series C 7.375%, due 11/15/31	200,000	264,284
	Florida Power & Light Co.
	5.55%, due 11/1/17	100,000	121,211
	5.95%, due 10/1/33	175,000	238,067
	Florida Power Corp. 6.35%, due 9/15/37	200,000	279,215
	Georgia Power Co. 4.75%, due 9/1/40	250,000	294,137
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	44,659
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	101,861
	Nevada Power Co. 6.50%, due 8/1/18	150,000	187,021
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	313,208
	NiSource Finance Corp. 6.15%, due 3/1/13	80,000	82,550
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	195,276
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	124,772
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	185,785
	5.625%, due 11/30/17	500,000	603,828
	PacifiCorp 6.25%, due 10/15/37	350,000	493,985
	Peco Energy Co. 5.95%, due 10/1/36	150,000	203,004
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	206,190
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	212,468
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	107,220
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	142,967
	PSE&G Power LLC
	5.125%, due 4/15/20	80,000	91,371
	8.625%, due 4/15/31	50,000	74,478
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	104,649
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	125,232
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	142,996
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	228,140
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	136,090
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	206,470
	Union Electric Co.
	4.65%, due 10/1/13	100,000	103,765
	5.40%, due 2/1/16	100,000	113,240
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	138,378
	6.00%, due 5/15/37	175,000	244,548
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	214,144
			8,378,328
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	300,000	348,811

	Electronics 0.1%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	137,731
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	250,000	266,578
			404,309
	Environmental Controls 0.2%
	Republic Services, Inc. 5.00%, due 3/1/20	350,000	401,210
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	104,347
	5.00%, due 3/15/14	50,000	53,350
	7.125%, due 12/15/17	100,000	121,424
	7.75%, due 5/15/32	75,000	110,008
			790,339
	Finance - Auto Loans 0.2%
	Ford Motor Credit Co. LLC 4.25%, due 2/3/17	950,000	991,619

	Finance - Consumer Loans 0.3%
	American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	301,000
	HSBC Finance Corp. 6.676%, due 1/15/21	1,101,000	1,227,677
	SLM Corp. 5.625%, due 8/1/33	250,000	218,125
			1,746,802
	Finance - Credit Card 0.2%
	American Express Co.
	5.50%, due 9/12/16	75,000	86,756
	6.15%, due 8/28/17	625,000	756,589
			843,345
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	400,000	494,729
	Credit Suisse First Boston USA, Inc. 4.875%, due 1/15/15	875,000	945,550
	Merrill Lynch & Co., Inc.
	5.70%, due 5/2/17	100,000	105,302
	6.40%, due 8/28/17	400,000	451,523
			1,997,104
	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18	150,000	180,111
	8.00%, due 3/1/32	75,000	116,552
			296,663
	Food 0.6%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	128,215
	Corn Products International, Inc. 4.625%, due 11/1/20	50,000	55,165
	General Mills, Inc. 5.70%, due 2/15/17	300,000	358,994
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	117,312
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	107,295
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22 (b)	200,000	211,965
	5.375%, due 2/10/20 (b)	130,000	156,961
	6.125%, due 8/23/18 (b)	332,000	411,304
	Kraft Foods, Inc.
	5.375%, due 2/10/20	120,000	144,611
	6.125%, due 2/1/18	118,000	144,537
	6.50%, due 8/11/17	225,000	276,448
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	269,827
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	102,138
	6.35%, due 8/15/17	100,000	110,056
	Sysco Corp. 5.375%, due 9/21/35	100,000	130,502
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	141,732
			2,867,062
	Forest Products & Paper 0.1%
	International Paper Co.
	4.75%, due 2/15/22	100,000	112,452
	5.25%, due 4/1/16	150,000	165,742
	5.30%, due 4/1/15	250,000	274,617
			552,811
	Gas 0.0%‡
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	102,412

	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	150,000	165,279
	5.90%, due 9/1/16	100,000	119,632
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	107,799
	CareFusion Corp. 5.125%, due 8/1/14	100,000	107,180
	Medtronic, Inc.
	4.45%, due 3/15/20	200,000	232,624
	Series B 4.75%, due 9/15/15	50,000	56,248
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	158,638
			947,400
	Health Care - Services 0.3%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	195,779
	CIGNA Corp. 5.125%, due 6/15/20	150,000	168,714
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	111,529
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	113,679
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	207,586
	6.00%, due 6/15/17	330,000	403,834
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	302,364
			1,503,485
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	53,300
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	52,999
			106,299
	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	130,239

	Insurance 1.0%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	104,689
	5.70%, due 2/15/17	60,000	71,303
	5.875%, due 6/15/14	105,000	114,382
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	112,789
	Allstate Corp. (The) 5.00%, due 8/15/14	525,000	570,397
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	337,455
	6.25%, due 5/1/36	200,000	241,130
	Assurant, Inc. 5.625%, due 2/15/14	100,000	104,688
	Chubb Corp.
	5.20%, due 4/1/13	100,000	103,209
	5.75%, due 5/15/18	100,000	123,788
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	75,039
	5.75%, due 6/15/14	50,000	51,507
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	161,833
	Lincoln National Corp.
	4.75%, due 2/15/14	150,000	156,897
	4.85%, due 6/24/21	25,000	26,984
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	107,280
	MetLife, Inc.
	4.75%, due 2/8/21	400,000	454,180
	5.70%, due 6/15/35	100,000	126,713
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (b)	220,000	236,324
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,579
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	119,546
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	64,563
	Protective Life Corp. 4.875%, due 11/1/14	100,000	106,210
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	500,000	541,343
	5.70%, due 12/14/36	200,000	215,157
	Travelers Cos., Inc. (The)
	3.90%, due 11/1/20	200,000	224,861
	6.75%, due 6/20/36	75,000	106,240
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	102,877
			4,787,963
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	51,602

	Iron & Steel 0.0%‡
	Nucor Corp. 4.125%, due 9/15/22	50,000	57,270

	Lodging 0.0%‡
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	51,235

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36	250,000	346,458

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	200,000	234,505
	7.125%, due 3/3/31	125,000	185,197
			419,702
	Media 1.2%
	CBS Corp.
	3.375%, due 3/1/22	275,000	285,839
	4.85%, due 7/1/42	100,000	105,501
	Comcast Corp.
	4.95%, due 6/15/16	100,000	113,408
	5.65%, due 6/15/35	325,000	387,385
	6.45%, due 3/15/37	250,000	325,663
	Cox Communications, Inc. 5.45%, due 12/15/14	100,000	110,508
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.80%, due 3/15/22	200,000	211,389
	5.20%, due 3/15/20	250,000	287,010
	Discovery Communications LLC
	3.70%, due 6/1/15	200,000	214,901
	6.35%, due 6/1/40	105,000	136,449
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	312,771
	NBC Universal Media LLC 5.15%, due 4/30/20	600,000	711,761
	News America, Inc.
	4.50%, due 2/15/21	100,000	114,621
	5.30%, due 12/15/14	300,000	329,804
	6.40%, due 12/15/35	175,000	218,930
	7.25%, due 5/18/18	100,000	120,680
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	350,000	405,059
	6.55%, due 5/1/37	275,000	350,355
	6.75%, due 7/1/18	250,000	314,347
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	509,868
	Viacom, Inc. 6.875%, due 4/30/36	250,000	341,934
			5,908,183
	Mining 0.1%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	307,351
	5.95%, due 2/1/37	100,000	99,744
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	173,227
	Vulcan Materials Co. 6.30%, due 6/15/13	150,000	149,250
			729,572
	Miscellaneous - Manufacturing 0.2%
	3M Co. 5.70%, due 3/15/37	150,000	213,220
	Cooper U.S., Inc.
	2.375%, due 1/15/16	125,000	129,299
	5.25%, due 11/15/12	50,000	50,676
	Danaher Corp.
	3.90%, due 6/23/21	50,000	57,119
	5.625%, due 1/15/18	100,000	120,653
	Dover Corp. 5.45%, due 3/15/18	100,000	118,784
	General Electric Co. 5.25%, due 12/6/17	150,000	177,187
			866,938
	Office Equipment/Supplies 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	102,902
	Xerox Corp.
	6.35%, due 5/15/18	100,000	116,293
	6.40%, due 3/15/16	160,000	182,355
			401,550
	Oil & Gas 0.9%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	549,655
	6.45%, due 9/15/36	150,000	189,658
	Apache Corp.
	3.625%, due 2/1/21	250,000	277,260
	4.75%, due 4/15/43	100,000	118,180
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	143,300
	Chevron Corp. 4.95%, due 3/3/19	125,000	152,286
	ConocoPhillips 5.90%, due 10/15/32	350,000	456,489
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	222,667
	4.75%, due 5/15/42	100,000	112,492
	5.625%, due 1/15/14	100,000	106,913
	7.95%, due 4/15/32	50,000	75,217
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	227,800
	Hess Corp. 7.30%, due 8/15/31	100,000	129,192
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	132,105
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	52,940
	5.125%, due 3/1/21	100,000	115,229
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	187,918
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	641,225
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	188,074
	6.625%, due 6/15/37	100,000	121,025
	7.50%, due 4/15/32	100,000	127,117
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	80,025
			4,406,767
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	249,136
	Halliburton Co. 6.15%, due 9/15/19	250,000	312,496
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	260,020
			821,652
	Pharmaceuticals 0.8%
	Abbott Laboratories 6.15%, due 11/30/37	225,000	324,107
	Allergan, Inc. 5.75%, due 4/1/16	50,000	58,136
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	102,913
	7.15%, due 6/15/23	50,000	71,180
	Cardinal Health, Inc.
	4.00%, due 6/15/15	200,000	216,144
	5.50%, due 6/15/13	50,000	51,994
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	114,148
	7.125%, due 6/1/25	175,000	249,305
	Express Scripts Holding Co. 2.75%, due 11/21/14 (b)	300,000	309,277
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	182,672
	Johnson & Johnson 6.95%, due 9/1/29	100,000	149,550
	McKesson Corp. 5.70%, due 3/1/17	50,000	58,827
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	259,926
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	207,211
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	110,762
	5.00%, due 6/30/19	250,000	303,193
	6.50%, due 12/1/33	200,000	302,661
	Pfizer, Inc. 6.20%, due 3/15/19	300,000	386,527
	Wyeth LLC
	5.50%, due 3/15/13	100,000	103,221
	6.00%, due 2/15/36	200,000	277,327
	6.45%, due 2/1/24	100,000	138,524
			3,977,605
	Pipelines 0.5%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	221,007
	5.95%, due 2/1/15	130,000	142,135
	6.70%, due 7/1/18	100,000	117,844
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	254,485
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	158,167
	5.80%, due 3/15/35	300,000	335,765
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	233,873
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	83,193
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	60,072
	6.75%, due 2/15/32	125,000	154,943
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	359,821
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	158,630
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	318,707
			2,598,642
	Real Estate 0.0%‡
	ProLogis, L.P. 6.625%, due 5/15/18	50,000	58,837
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	107,767
			166,604
	Real Estate Investment Trusts 0.3%
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	102,286
	Boston Properties, Inc. 6.25%, due 1/15/13	24,000	24,612
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	54,072
	Camden Property Trust 5.00%, due 6/15/15	100,000	108,199
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	55,338
	5.375%, due 8/1/16	50,000	56,762
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	51,531
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	55,191
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	107,325
	Simon Property Group, L.P.
	3.375%, due 3/15/22	400,000	417,492
	5.25%, due 12/1/16	225,000	255,913
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	117,388
			1,406,109
	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	120,770
	CVS Caremark Corp.
	4.75%, due 5/18/20	250,000	292,304
	4.875%, due 9/15/14	50,000	54,302
	6.25%, due 6/1/27	175,000	226,970
	Home Depot, Inc. 5.875%, due 12/16/36	250,000	337,294
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	138,960
	6.875%, due 2/15/28	150,000	200,163
	McDonald's Corp. 5.80%, due 10/15/17	410,000	502,076
	Target Corp.
	2.90%, due 1/15/22	200,000	211,184
	6.50%, due 10/15/37	150,000	212,207
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	509,563
	5.375%, due 4/5/17	350,000	419,598
	6.50%, due 8/15/37	175,000	262,450
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	156,247
			3,644,088
	Software 0.2%
	Microsoft Corp. 3.00%, due 10/1/20	300,000	332,262
	Oracle Corp.
	5.00%, due 7/8/19	400,000	483,625
	5.25%, due 1/15/16	325,000	374,751
			1,190,638
	Telecommunications 1.0%
	AT&T, Inc.
	1.60%, due 2/15/17	500,000	511,092
	5.55%, due 8/15/41	100,000	127,085
	6.15%, due 9/15/34	250,000	320,191
	6.30%, due 1/15/38	300,000	398,480
	BellSouth Corp.
	6.00%, due 11/15/34	100,000	116,002
	6.875%, due 10/15/31	250,000	313,850
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	294,279
	5.50%, due 2/22/16	600,000	701,027
	Embarq Corp. 7.995%, due 6/1/36	200,000	218,686
	Harris Corp. 5.00%, due 10/1/15	50,000	54,910
	Motorola, Inc. 7.50%, due 5/15/25	100,000	125,894
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	161,125
	Qwest Corp. 6.75%, due 12/1/21	100,000	116,646
	Verizon Communications, Inc.
	1.25%, due 11/3/14	500,000	507,600
	3.50%, due 11/1/21	250,000	277,046
	5.85%, due 9/15/35	300,000	388,563
	6.40%, due 2/15/38	175,000	241,452
	Verizon Global Funding Corp. 7.75%, due 12/1/30	100,000	149,732
			5,023,660
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	200,000	229,538
	5.75%, due 5/1/40	300,000	380,383
	6.15%, due 5/1/37	175,000	226,544
	6.20%, due 8/15/36	50,000	65,312
	CSX Corp. 5.60%, due 5/1/17	100,000	115,738
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	152,722
	FedEx Corp. 8.00%, due 1/15/19	50,000	66,497
	Norfolk Southern Corp.
	4.837%, due 10/1/41	128,000	149,518
	7.25%, due 2/15/31	83,000	119,168
	Union Pacific Corp. 4.163%, due 7/15/22	309,000	353,309
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	120,874
	6.20%, due 1/15/38	300,000	434,421
			2,414,024
	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	118,679
	Total Corporate Bonds (Cost $81,810,114)		91,910,856

	Foreign Government Bonds 2.1%
	Foreign Governments 2.1%
	Export Development Canada 3.125%, due 4/24/14	250,000	262,425
¤	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	900,000
	6.00%, due 1/17/17	1,700,000	2,023,850
	Poland Government International Bond 5.125%, due 4/21/21	200,000	229,500
	Province of British Columbia Canada 4.30%, due 5/30/13	250,000	258,350
	Province of Manitoba Canada
	1.30%, due 4/3/17	100,000	102,240
	2.125%, due 4/22/13	250,000	253,355
	Province of Nova Scotia 2.375%, due 7/21/15	100,000	105,080
	Province of Ontario
	2.95%, due 2/5/15	250,000	264,460
	4.00%, due 10/7/19	225,000	258,104
	4.10%, due 6/16/14	350,000	373,510
	4.95%, due 11/28/16	450,000	526,185
	Province of Quebec
	5.125%, due 11/14/16	385,000	452,798
	Series NJ 7.50%, due 7/15/23	302,000	435,411
	Republic of Chile 5.50%, due 1/15/13	100,000	102,000
	Republic of Italy 6.875%, due 9/27/23	750,000	763,095
	Republic of Korea 5.75%, due 4/16/14	600,000	646,194
	Republic of Poland 5.25%, due 1/15/14	100,000	105,650
	United Mexican States
	5.125%, due 1/15/20	1,650,000	1,980,000
	5.625%, due 1/15/17	400,000	469,400
	Total Foreign Government Bonds (Cost $9,671,919)		10,511,607

	Mortgage-Backed Securities 2.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	1,082,908	1,086,923
	Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,264,181	1,318,254
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (c)	1,000,000	1,100,322
	Series 2006-GG7, Class A4 6.07%, due 7/10/38 (c)	1,000,000	1,146,415
	GS Mortgage Securities Corp. II Series 2006-GG6, Class AM 5.622%, due 4/10/38 (d)	1,200,000	1,259,917
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (c)	463,044	480,021
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,418,455
¤	Morgan Stanley Capital I, Inc.
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (d)	624,832	644,549
	Series 2006-HQ8, Class AM 5.65%, due 3/12/44 (c)	1,200,000	1,298,236
	Series 2006-IQ11, Class A4 5.891%, due 10/15/42 (c)	1,400,000	1,582,992
	Total Mortgage-Backed Securities (Cost $8,385,413)		11,336,084

	Municipal Bonds 0.6%
	Arizona 0.3%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,209,180

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	612,915

	Kansas 0.2%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,172,720
	Total Municipal Bonds (Cost $2,522,798)		2,994,815

	U.S. Government & Federal Agencies 70.1%
¤	Federal Home Loan Bank 0.6%
	3.625%, due 10/18/13	3,000,000	3,121,617

¤	Federal Home Loan Mortgage Corporation 2.1%
	0.55%, due 2/27/15	1,500,000	1,502,028
	2.375%, due 1/13/22	500,000	523,546
	3.75%, due 3/27/19	1,100,000	1,279,417
	4.50%, due 1/15/15	2,000,000	2,202,972
	4.75%, due 1/19/16	2,000,000	2,291,528
	5.125%, due 10/18/16	2,430,000	2,867,415
			10,666,906
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.3%
	2.444%, due 12/1/41 (d)	1,325,036	1,383,815
	3.00%, due 5/1/26 TBA (e)	2,600,000	2,726,750
	3.50%, due 4/1/26	833,284	881,354
	3.50%, due 5/1/26	382,452	404,514
	3.50%, due 4/1/32	894,558	954,286
	3.50%, due 4/1/41	317,309	336,313
	3.50%, due 11/1/41 TBA (e)	1,300,000	1,372,922
	3.50%, due 3/1/42	479,188	507,888
	3.50%, due 4/1/42	792,577	840,046
	4.00%, due 7/1/23	776,458	826,823
	4.00%, due 6/1/24	450,503	479,302
	4.00%, due 4/1/26	379,873	404,632
	4.00%, due 2/1/31	466,630	504,448
	4.00%, due 7/1/39	1,177,795	1,260,367
	4.00%, due 12/1/40	2,447,629	2,620,756
	4.00%, due 2/1/41	491,936	526,731
	4.00%, due 5/1/42	897,165	964,549
	4.50%, due 4/1/20	687,754	738,801
	4.50%, due 10/1/24	266,740	285,079
	4.50%, due 5/1/25	403,588	431,399
	4.50%, due 7/1/30	395,824	428,951
	4.50%, due 6/1/34	196,407	211,679
	4.50%, due 6/1/35	272,393	293,360
	4.50%, due 8/1/35	312,277	336,314
	4.50%, due 2/1/39	289,316	311,178
	4.50%, due 6/1/39	4,178,541	4,494,298
	4.50%, due 7/1/39	28,391	30,536
	4.50%, due 8/1/39	570,460	613,568
	4.50%, due 1/1/40	1,206,863	1,298,061
	4.50%, due 7/1/40	459,792	495,112
	4.50%, due 2/1/41	21,294	22,963
	5.00%, due 1/1/25	706,864	762,559
	5.00%, due 8/1/30	362,833	393,833
	5.00%, due 8/1/35	2,453,632	2,666,720
	5.00%, due 6/1/37	2,161,810	2,343,136
	5.00%, due 3/1/40	498,721	544,916
	5.00%, due 2/1/41	723,747	791,690
	5.005%, due 3/1/39 (d)	455,979	491,954
	5.171%, due 4/1/39 (d)	345,945	372,918
	5.50%, due 2/1/18	142,132	153,396
	5.50%, due 3/1/23	72,482	79,200
	5.50%, due 6/1/23	165,180	180,490
	5.50%, due 11/1/27	259,550	283,739
	5.50%, due 9/1/35	320,557	352,033
	5.50%, due 4/1/37	2,886,146	3,154,214
	5.50%, due 11/1/37	262,090	286,433
	5.50%, due 4/1/38	397,929	437,003
	5.50%, due 8/1/38	376,530	411,149
	6.00%, due 8/1/17	116,989	123,762
	6.00%, due 6/1/21	58,074	64,031
	6.00%, due 9/1/21	94,240	103,908
	6.00%, due 11/1/22	82,718	91,592
	6.00%, due 4/1/36	402,706	443,696
	6.00%, due 8/1/36	168,144	185,259
	6.00%, due 2/1/37	548,198	603,997
	6.00%, due 12/1/39	524,711	577,300
	6.00%, due 5/1/40	1,301,034	1,437,122
	6.136%, due 10/1/36 (d)	280,613	305,160
	6.50%, due 6/1/14	2,930	3,057
	6.50%, due 4/1/17	4,426	4,765
	6.50%, due 5/1/17	18,832	20,419
	6.50%, due 11/1/25	15,620	17,550
	6.50%, due 5/1/26	2,419	2,765
	6.50%, due 3/1/27	6,981	7,996
	6.50%, due 5/1/31	9,389	10,933
	6.50%, due 8/1/31	6,092	7,095
	6.50%, due 1/1/32	51,870	59,654
	6.50%, due 3/1/32	38,434	44,512
	6.50%, due 4/1/32	19,069	22,084
	6.50%, due 7/1/32	28,295	32,769
	6.50%, due 1/1/34	38,959	44,568
	6.50%, due 1/1/37	214,351	244,365
	6.50%, due 9/1/37	469,682	535,791
	7.00%, due 4/1/26	5,264	6,279
	7.00%, due 7/1/26	537	641
	7.00%, due 12/1/27	7,826	9,378
	7.00%, due 1/1/30	3,989	4,756
	7.00%, due 3/1/31	31,509	37,288
	7.00%, due 10/1/31	11,487	13,593
	7.00%, due 3/1/32	44,681	52,876
	7.00%, due 9/1/33	230,264	269,153
	7.00%, due 11/1/36	78,190	90,356
	7.00%, due 12/1/37	192,921	223,094
	7.50%, due 1/1/16	2,317	2,474
	7.50%, due 1/1/26	1,494	1,798
	7.50%, due 2/1/32	28,838	35,576
	8.00%, due 7/1/26	3,135	3,597
			46,437,187
¤	Federal National Mortgage Association 2.4%
	0.60%, due 10/25/13	3,000,000	3,001,590
	1.05%, due 10/22/13	1,000,000	1,008,940
	2.625%, due 11/20/14	500,000	526,768
	2.75%, due 3/13/14	1,000,000	1,039,863
	3.00%, due 9/16/14	3,000,000	3,174,555
	5.375%, due 6/12/17	2,100,000	2,559,157
	6.21%, due 8/6/38	475,000	720,579
			12,031,452
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.1%
	2.274%, due 12/1/41 (d)	2,129,498	2,210,564
	3.00%, due 11/1/26 TBA (e)	2,500,000	2,631,250
	3.00%, due 8/1/40 TBA (e)	300,000	311,250
	3.50%, due 11/1/25	1,762,124	1,874,239
	3.50%, due 12/1/26	888,938	945,497
	3.50%, due 5/1/31	693,993	741,109
	3.50%, due 12/1/40	949,828	1,008,673
	3.50%, due 1/1/41	460,994	489,554
	3.50%, due 2/1/41	486,161	516,280
	3.50%, due 11/1/41 TBA (e)	1,700,000	1,799,344
	3.50%, due 12/1/41	1,335,556	1,418,298
	3.50%, due 3/1/42	987,640	1,048,866
	3.532%, due 8/1/40 (d)	580,891	611,440
	4.00%, due 3/1/22	238,969	256,227
	4.00%, due 4/1/24	1,254,803	1,342,678
	4.00%, due 2/1/25	1,082,723	1,158,547
	4.00%, due 6/1/30	205,059	221,562
	4.00%, due 1/1/31	398,975	431,084
	4.00%, due 6/1/39	1,463,206	1,569,989
	4.00%, due 12/1/39	1,219,582	1,308,025
	4.00%, due 7/1/40	779,370	835,891
	4.00%, due 7/1/40 TBA (e)	600,000	643,031
	4.00%, due 9/1/40	3,543,681	3,803,402
	4.00%, due 3/1/41	1,388,762	1,490,980
	4.00%, due 1/1/42	1,214,991	1,304,419
	4.50%, due 5/1/19	15,883	17,162
	4.50%, due 11/1/22	18,047	19,489
	4.50%, due 2/1/23	85,218	91,785
	4.50%, due 3/1/23	76,581	82,482
	4.50%, due 6/1/23	798,877	860,441
	4.50%, due 4/1/24	332,851	358,449
	4.50%, due 3/1/30	500,527	543,285
	4.50%, due 6/1/39 TBA (e)	600,000	648,844
	4.50%, due 3/1/40	2,486,797	2,756,240
	4.50%, due 4/1/41	619,221	663,286
	4.50%, due 5/1/41	5,424,189	5,810,186
	4.50%, due 7/1/41	2,165,052	2,352,950
	5.00%, due 3/1/21	18,398	19,977
	5.00%, due 6/1/22	194,664	210,949
	5.00%, due 4/1/23	136,322	147,576
	5.00%, due 7/1/23	167,324	181,138
	5.00%, due 8/1/23	351,201	381,129
	5.00%, due 1/1/24	192,750	208,663
	5.00%, due 11/1/29	342,542	373,585
	5.00%, due 7/1/30	247,512	269,943
	5.00%, due 7/1/35	617,927	678,267
	5.00%, due 11/1/35	441,720	482,441
	5.00%, due 2/1/36	1,025,488	1,122,435
	5.00%, due 7/1/36	531,948	583,851
	5.00%, due 7/1/37	1,725,502	1,889,964
	5.00%, due 1/1/38	1,120,168	1,221,683
	5.00%, due 8/1/38	857,333	938,440
	5.00%, due 1/1/39	432,093	479,232
	5.00%, due 7/1/39	789,720	860,548
	5.00%, due 9/1/40	231,760	253,705
	5.50%, due 8/1/17	16,955	18,491
	5.50%, due 7/1/22	281,652	308,238
	5.50%, due 11/1/23	80,138	87,702
	5.50%, due 4/1/30	329,949	362,091
	5.50%, due 9/1/33	326,619	361,294
	5.50%, due 12/1/34	692,404	765,046
	5.50%, due 5/1/35	232,307	256,243
	5.50%, due 6/1/35	109,016	120,249
	5.50%, due 8/1/35	92,913	102,486
	5.50%, due 4/1/36	251,588	277,511
	5.50%, due 11/1/36	186,979	205,426
	5.50%, due 3/1/37	1,006,310	1,104,336
	5.50%, due 4/1/37	127,439	139,854
	5.50%, due 8/1/37	1,377,401	1,522,768
	5.50%, due 3/1/38	1,690,235	1,854,884
	5.50%, due 12/1/38	450,849	497,303
	5.50%, due 2/1/39	232,680	256,654
	5.50%, due 7/1/40	353,537	392,616
	6.00%, due 6/1/16	14,230	15,205
	6.00%, due 7/1/16	10,511	11,231
	6.00%, due 9/1/16	7,069	7,554
	6.00%, due 9/1/17	5,783	6,251
	6.00%, due 7/1/36	448,799	496,133
	6.00%, due 12/1/36	141,983	156,958
	6.00%, due 4/1/37	388,427	429,394
	6.00%, due 7/1/37	553,493	611,870
	6.00%, due 8/1/37	221,808	245,201
	6.00%, due 12/1/37	514,534	568,801
	6.00%, due 2/1/38	747,112	825,909
	6.00%, due 1/1/39	1,511,075	1,669,682
	6.50%, due 6/1/15	6,000	6,198
	6.50%, due 7/1/32	4,998	5,785
	6.50%, due 8/1/32	107,317	124,212
	6.50%, due 8/1/35	140,659	160,149
	6.50%, due 9/1/35	5,799	6,602
	6.50%, due 7/1/36	329,178	375,055
	6.50%, due 8/1/36	95,015	108,256
	6.50%, due 9/1/36	199,301	227,077
	6.50%, due 10/1/36	85,017	97,315
	6.50%, due 11/1/36	109,455	124,709
	6.50%, due 8/1/37	5,636	6,453
	6.50%, due 10/1/37	9,960	11,355
	6.50%, due 11/1/37	91,511	104,332
	6.50%, due 12/1/37	113,497	129,398
	6.50%, due 2/1/38	278,758	317,811
	7.00%, due 9/1/37	56,877	65,735
	7.00%, due 10/1/37	6,883	7,955
	7.00%, due 11/1/37	214,385	247,773
	7.50%, due 7/1/30	9,729	10,779
	7.50%, due 7/1/31	36,741	45,229
	7.50%, due 8/1/31	471	492
	8.00%, due 1/1/25	179	185
	8.00%, due 6/1/25	199	242
	8.00%, due 9/1/25	972	1,185
	8.00%, due 9/1/26	5,371	6,565
	8.00%, due 10/1/26	893	979
	8.00%, due 11/1/26	940	1,153
	8.00%, due 4/1/27	1,875	2,303
	8.00%, due 6/1/27	18,066	19,974
	8.00%, due 12/1/27	4,190	4,241
	8.00%, due 1/1/28	29,219	35,981
			70,413,183
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.1%
	3.50%, due 10/1/41 TBA (e)	500,000	541,094
	3.50%, due 1/1/42 TBA (e)	3,100,000	3,355,750
	3.50%, due 4/15/42	497,756	540,940
	4.00%, due 9/15/25	414,371	450,127
	4.00%, due 8/1/40 TBA (e)	2,300,000	2,524,969
	4.00%, due 4/1/41 TBA (e)	3,900,000	4,279,641
	4.50%, due 11/15/24	383,073	417,993
	4.50%, due 3/15/39	2,877,556	3,169,808
	4.50%, due 3/20/39	2,908,291	3,229,618
	4.50%, due 10/20/39	392,116	434,651
	4.50%, due 6/20/40	411,602	458,722
	4.50%, due 7/15/40	372,872	412,140
	4.50%, due 9/15/40	1,177,170	1,304,084
	4.50%, due 10/20/40	392,408	437,331
	4.50%, due 7/20/41	669,071	743,481
	4.50%, due 9/20/41	441,410	491,913
	5.00%, due 4/20/33	132,514	148,353
	5.00%, due 8/15/33	61,569	68,911
	5.00%, due 2/15/36	358,832	398,037
	5.00%, due 6/20/36	13,503	15,079
	5.00%, due 1/15/39	228,768	254,049
	5.00%, due 5/15/39	545,231	603,779
	5.00%, due 5/20/39	183,460	203,956
	5.00%, due 8/15/39	761,364	849,070
	5.00%, due 9/15/39	830,540	922,321
	5.00%, due 5/15/40	170,780	190,079
	5.00%, due 9/20/40	3,071,271	3,426,844
	5.50%, due 3/15/33	921,649	1,038,007
	5.50%, due 7/15/34	280,110	315,123
	5.50%, due 7/20/34	127,847	143,023
	5.50%, due 9/15/35	278,177	312,080
	5.50%, due 12/20/35	286,555	322,329
	5.50%, due 1/20/39	696,100	779,958
	6.00%, due 3/20/29	32,820	37,215
	6.00%, due 1/15/32	62,638	71,248
	6.00%, due 12/15/32	23,149	26,331
	6.00%, due 3/20/33	171,779	195,586
	6.00%, due 2/15/34	153,264	173,374
	6.00%, due 1/20/35	92,202	104,750
	6.00%, due 6/15/35	103,887	117,323
	6.00%, due 9/15/35	221,651	251,495
	6.00%, due 9/20/40	735,615	833,428
	6.50%, due 3/20/31	21,614	25,259
	6.50%, due 1/15/32	28,801	33,882
	6.50%, due 6/15/35	1,931	2,231
	6.50%, due 12/15/35	31,715	37,237
	6.50%, due 1/15/36	152,079	176,697
	6.50%, due 9/15/36	61,648	71,598
	6.50%, due 9/15/37	90,433	104,860
	6.50%, due 10/15/37	105,486	120,333
	6.50%, due 11/15/38	354,067	408,847
	7.00%, due 2/15/26	585	698
	7.00%, due 6/15/29	561	591
	7.00%, due 12/15/29	3,931	4,707
	7.00%, due 5/15/31	2,401	2,841
	7.00%, due 8/15/31	5,823	6,891
	7.00%, due 8/20/31	30,567	37,131
	7.00%, due 8/15/32	46,650	55,322
	7.50%, due 3/15/26	4,433	4,657
	7.50%, due 10/15/26	1,822	1,927
	7.50%, due 11/15/26	1,278	1,342
	7.50%, due 1/15/30	14,813	16,058
	7.50%, due 10/15/30	7,210	8,403
	7.50%, due 3/15/32	24,502	30,091
	8.00%, due 6/15/26	200	243
	8.00%, due 9/15/26	1,205	1,221
	8.00%, due 10/15/26	366	445
	8.00%, due 11/15/26	1,694	1,725
	8.00%, due 5/15/27	129	133
	8.00%, due 7/15/27	903	1,107
	8.00%, due 9/15/27	455	558
	8.00%, due 11/15/30	21,680	27,029
	8.50%, due 7/15/26	1,052	1,305
	8.50%, due 11/15/26	5,875	6,058
			35,785,437
¤	United States Treasury Bonds 5.2%
	3.00%, due 5/15/42	1,000,000	1,087,500
	3.125%, due 2/15/42	1,480,000	1,649,275
	3.75%, due 8/15/41	1,860,000	2,322,965
	4.25%, due 11/15/40	2,000,000	2,706,562
	4.375%, due 5/15/41	1,300,000	1,796,031
	4.75%, due 2/15/37	4,600,000	6,608,907
	4.75%, due 2/15/41	3,755,000	5,484,061
	5.25%, due 11/15/28	1,900,000	2,724,718
	6.75%, due 8/15/26	1,000,000	1,594,531
			25,974,550
¤	United States Treasury Notes 29.3%
	0.25%, due 5/31/14	24,500,000	24,512,446
	0.25%, due 5/15/15	21,800,000	21,784,675
	0.25%, due 7/15/15	1,000,000	998,828
	0.375%, due 6/15/15	4,000,000	4,010,312
	0.50%, due 8/15/14	2,905,000	2,921,114
	0.50%, due 7/31/17	3,500,000	3,483,319
	0.625%, due 5/31/17	2,420,000	2,425,861
	0.75%, due 6/15/14	3,000,000	3,029,298
	0.75%, due 6/30/17	6,750,000	6,802,204
	0.875%, due 7/31/19	3,900,000	3,870,750
	1.00%, due 3/31/17	14,940,000	15,244,642
	1.00%, due 6/30/19	1,500,000	1,502,929
	1.125%, due 5/31/19	1,500,000	1,516,875
	1.25%, due 9/30/15	4,695,000	4,832,183
	1.375%, due 9/30/18	5,950,000	6,143,375
	1.375%, due 12/31/18	1,100,000	1,134,375
	1.50%, due 3/31/19	3,800,000	3,941,611
	1.75%, due 5/15/22	9,790,000	10,020,985
	1.875%, due 9/30/17	3,000,000	3,186,327
	2.125%, due 12/31/15	10,360,000	10,981,600
	2.25%, due 7/31/18	2,000,000	2,169,376
	2.625%, due 8/15/20	500,000	556,016
	2.625%, due 11/15/20	4,236,000	4,709,902
	3.375%, due 11/15/19	5,855,000	6,830,221
			146,609,224
	Total U.S. Government & Federal Agencies (Cost $337,292,311)		351,039,556

	Yankee Bonds 5.3% (f)
	Banks 1.3%
	Bank of Nova Scotia 1.95%, due 1/30/17 (b)	250,000	259,975
	Barclays Bank PLC 5.125%, due 1/8/20	265,000	288,433
	Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	105,224
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.50%, due 1/11/21	300,000	330,035
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	376,450
	Export-Import Bank of Korea 5.875%, due 1/14/15	350,000	383,383
	Korea Development Bank
	4.375%, due 8/10/15	300,000	321,971
	5.30%, due 1/17/13	125,000	127,165
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	1,007,505
	Series G 4.875%, due 1/17/17	1,200,000	1,408,028
	Landwirtschaftliche Rentenbank
	3.125%, due 7/15/15	300,000	321,660
	5.125%, due 2/1/17	475,000	560,405
	Royal Bank of Scotland Group PLC
	5.00%, due 11/12/13	100,000	100,643
	5.05%, due 1/8/15	100,000	100,452
	Royal Bank of Scotland PLC (The) 4.375%, due 3/16/16	200,000	208,822
	UBS A.G.
	5.875%, due 7/15/16	125,000	133,968
	5.875%, due 12/20/17	200,000	231,628
	Westpac Banking Corp.
	3.00%, due 12/9/15	300,000	314,310
	4.625%, due 6/1/18	50,000	53,220
			6,633,277
	Building Materials 0.0%‡
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	54,250
	7.125%, due 7/15/36	50,000	49,625
			103,875
	Chemicals 0.0%‡
	Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	177,091

	Electric 0.0%‡
	Scottish Power PLC 5.375%, due 3/15/15	100,000	103,028

	Electronics 0.0%‡
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	138,367

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	250,000	254,325

	Forest Products & Paper 0.0%‡
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	53,979

	Health Care - Products 0.1%
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	181,824

	Insurance 0.0%‡
	AXA S.A. 8.60%, due 12/15/30	105,000	115,289

	Iron & Steel 0.1%
	ArcelorMittal
	3.75%, due 2/25/15	100,000	101,118
	5.375%, due 6/1/13	200,000	205,588
	6.125%, due 6/1/18	300,000	310,134
			616,840
	Media 0.1%
	Thomson Reuters Corp.
	5.70%, due 10/1/14	50,000	54,707
	5.85%, due 4/15/40	105,000	129,815
			184,522
	Mining 0.4%
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	181,233
	Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	53,938
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	64,609
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	650,000	712,932
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	150,000	166,512
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	104,523
	6.25%, due 1/23/17	600,000	687,880
	Xstrata Canada Corp. 5.50%, due 6/15/17	50,000	55,483
			2,027,110
	Miscellaneous - Manufacturing 0.0%‡
	Ingersoll-Rand PLC 4.75%, due 5/15/15	150,000	163,066

	Multi-National 1.0%
	European Investment Bank
	2.25%, due 3/15/16	1,250,000	1,310,375
	2.75%, due 3/23/15	500,000	527,550
	2.875%, due 9/15/20	725,000	771,161
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	866,760
	International Bank for Reconstruction & Development
	(zero coupon), due 3/11/31	504,000	272,634
	2.125%, due 3/15/16	900,000	951,202
			4,699,682
	Oil & Gas 1.0%
	Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	109,995
	BP Capital Markets PLC
	4.50%, due 10/1/20	250,000	292,938
	5.25%, due 11/7/13	250,000	265,108
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	155,000	185,892
	6.50%, due 2/15/37	75,000	100,275
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	134,754
	EnCana Corp.
	6.50%, due 8/15/34	85,000	99,144
	6.50%, due 2/1/38	125,000	149,810
	Petro-Canada
	4.00%, due 7/15/13	100,000	103,095
	6.05%, due 5/15/18	325,000	391,276
	Petrobras International Finance Co.
	5.875%, due 3/1/18	475,000	536,137
	7.75%, due 9/15/14	450,000	500,625
	Shell International Finance B.V.
	4.30%, due 9/22/19	125,000	147,580
	5.50%, due 3/25/40	275,000	379,184
	Statoil ASA 7.75%, due 6/15/23	125,000	179,130
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	121,664
	6.50%, due 6/15/38	100,000	130,380
	Talisman Energy, Inc.
	5.125%, due 5/15/15	50,000	54,265
	6.25%, due 2/1/38	55,000	64,669
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	254,189
	Total Capital S.A. 2.30%, due 3/15/16	300,000	313,414
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	201,486
	7.375%, due 4/15/18	100,000	118,289
			4,833,299
	Oil & Gas Services 0.0%‡
	Weatherford International, Inc. 4.95%, due 10/15/13	100,000	104,562

	Pharmaceuticals 0.2%
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	143,885
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	544,837
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	108,941
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	180,000	191,782
			989,445
	Pipelines 0.1%
	TransCanada Pipelines, Ltd.
	4.875%, due 1/15/15	380,000	415,645
	5.85%, due 3/15/36	150,000	201,347
			616,992
	Sovereign 0.1%
	Svensk Exportkredit AB
	3.25%, due 9/16/14	300,000	315,240
	5.125%, due 3/1/17	200,000	232,260
			547,500
	Telecommunications 0.7%
	America Movil S.A. de C.V. 5.75%, due 1/15/15	675,000	749,968
	America Movil SAB de CV 3.125%, due 7/16/22	200,000	205,786
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	159,794
	Deutsche Telekom International Finance B.V.
	5.25%, due 7/22/13	100,000	104,216
	5.75%, due 3/23/16	325,000	370,050
	6.00%, due 7/8/19	250,000	301,121
	France Telecom S.A. 8.50%, due 3/1/31	250,000	370,477
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	282,208
	Telecom Italia Capital S.A.
	4.95%, due 9/30/14	150,000	149,437
	6.00%, due 9/30/34	100,000	80,000
	6.375%, due 11/15/33	175,000	140,875
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	89,811
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	199,925
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	173,382
	7.875%, due 2/15/30	100,000	148,987
			3,526,037
	Transportation 0.1%
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	140,950
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	156,594
			297,544
	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	109,590
	Total Yankee Bonds (Cost $24,015,491)		26,477,244
	Total Long-Term Bonds (Cost $465,378,026)		495,724,975

	Short-Term Investments 4.8%
	Federal Agency 0.6%
	Federal Home Loan Bank Discount Note 0.142%, due 9/13/12 (g)	3,000,000	2,999,642

	Total Federal Agency (Cost $2,999,642)		2,999,642

	Other Commercial Paper 4.0%
	Baker Hughes, Inc. 0.14%, due 8/1/12 (b)	7,000,000	7,000,000
	Oglethorpe Pwr Corp. 0.378%, due 9/13/12 (b)	3,000,000	2,998,638
	Praxair, Inc. 0.097%, due 8/20/12	5,000,000	4,999,736
	Wal-mart Stores, Inc. 0.097%, due 8/20/12 (b)	5,000,000	4,999,736

	Total Other Commercial Paper (Cost $19,998,110)		19,998,110

	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $1,171,305 (Collateralized by United States Treasury Note security with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $1,160,000 and a Market Value of $1,196,220)	1,171,305	1,171,305

	Total Repurchase Agreement (Cost $1,171,305)		1,171,305

	Total Short-Term Investments (Cost $24,169,057)		24,169,057

	Total Investments (Cost $489,547,083) (h)	103.8%	519,894,032

	Other Assets, Less Liabilities	(3.8)	(19,168,382)
	Net Assets	100.0%	$500,725,650

¤	Among the Fund's 10 largest issuers held, as of July 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2012 is $530,905, which represents 0.1% of the Fund's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(d)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2012 is $20,834,845, which represents 4.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(f)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	As of July 31, 2012, cost is $489,610,526 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$30,912,829
Gross unrealized depreciation	(629,323)
Net unrealized appreciation	$30,283,506

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,454,813	$—	$1,454,813
Corporate Bonds	—	91,910,856	—	91,910,856
Foreign Government Bonds	—	10,511,607	—	10,511,607
Mortgage-Backed Securities	—	11,336,084	—	11,336,084
Municipal Bonds	—	2,994,815	—	2,994,815
U.S. Government & Federal Agencies	—	351,039,556	—	351,039,556
Yankee Bonds	—	26,477,244	—	26,477,244
Total Long-Term Bonds	—	495,724,975	—	495,724,975
Short-Term Investments
Federal Agency	—	2,999,642	—	2,999,642
Other Commercial Paper	—	19,998,110	—	19,998,110
Repurchase Agreement	—	1,171,305	—	1,171,305
Total Short-Term Investments	—	24,169,057	—	24,169,057
Total Investments in Securities	$—	$519,894,032	$—	$519,894,032

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.9%†
	Asset-Backed Securities 0.1%
	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	$29,487	$29,508

	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	825,896

	Total Asset-Backed Securities (Cost $704,271)		855,404

	Convertible Bond 0.0%‡
	Holding Company - Diversified 0.0%‡
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (b)	285,000	286,254

	Total Convertible Bond (Cost $274,720)		286,254

	Corporate Bonds 49.1%
	Advertising 0.2%
	Lamar Media Corp. 9.75%, due 4/1/14	1,175,000	1,317,469

	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	633,175

	Agriculture 1.1%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	663,163
	Bunge, Ltd. Finance Corp.
	4.10%, due 3/15/16	2,200,000	2,329,008
	5.10%, due 7/15/15	2,000,000	2,144,608
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	907,639
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	3,556,099
			9,600,517
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21	1,360,000	1,473,877

	Auto Manufacturers 0.8%
	Ford Motor Co. 9.215%, due 9/15/21	2,355,000	2,987,906
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (c)	3,240,000	3,469,392
			6,457,298
	Banks 6.3%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,668,297
	Ally Financial, Inc.
	5.50%, due 2/15/17	775,000	807,370
	7.50%, due 9/15/20	295,000	344,044
	Bank of America Corp.
	5.70%, due 1/24/22	415,000	474,050
	5.75%, due 8/15/16	1,400,000	1,485,210
	CIT Group, Inc. 6.625%, due 4/1/18 (c)	5,585,000	6,115,575
¤	Citigroup, Inc.
	5.00%, due 9/15/14	1,250,000	1,302,194
	5.875%, due 1/30/42	2,610,000	3,004,749
	6.125%, due 8/25/36	3,795,000	3,908,770
	8.50%, due 5/22/19	552,500	701,511
	Discover Bank
	7.00%, due 4/15/20	3,550,000	4,144,483
	8.70%, due 11/18/19	2,000,000	2,528,408
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,623,634
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	1,000,000	1,111,467
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,297,782
	5.15%, due 10/1/15	1,000,000	1,093,105
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,040,041
	Morgan Stanley
	4.75%, due 4/1/14	3,135,000	3,206,792
	5.625%, due 9/23/19	285,000	288,063
	6.00%, due 5/13/14	1,490,000	1,567,830
	6.00%, due 4/28/15	300,000	317,859
	Regions Bank / Birmingham
	6.45%, due 6/26/37	1,985,000	1,965,150
	7.50%, due 5/15/18	1,985,000	2,282,750
			52,279,134
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	2,000,000	2,686,880
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,723,000	1,968,527
	8.375%, due 12/15/14	1,061,000	1,207,551
			5,862,958
	Building Materials 0.1%
	Texas Industries, Inc. 9.25%, due 8/15/20	400,000	420,000
	USG Corp. 6.30%, due 11/15/16	630,000	613,462
			1,033,462
	Chemicals 0.4%
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,242,641
	8.55%, due 5/15/19	1,015,000	1,378,471
	Olin Corp. 8.875%, due 8/15/19	170,000	185,300
			3,806,412
	Coal 0.2%
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	515,000	502,125
	8.00%, due 4/1/17	805,000	851,287
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	485,100
	7.875%, due 11/1/26	15,000	15,525
			1,854,037
	Commercial Services 0.2%
	Corrections Corporation of America 7.75%, due 6/1/17	483,000	523,150
	Lender Processing Services, Inc. 8.125%, due 7/1/16	885,000	921,506
	PHH Corp. 9.25%, due 3/1/16	360,000	388,800
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (c)(d)(e)(f)	15,000	240
			1,833,696
	Computers 0.5%
	Hewlett-Packard Co. 2.20%, due 12/1/15	4,000,000	4,052,708
	iGATE Corp. 9.00%, due 5/1/16	310,000	328,600
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,300
			4,391,608
	Diversified Financial Services 0.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,126,090
	General Electric Capital Corp. 5.40%, due 2/15/17	2,985,000	3,437,141
			6,563,231
	Electric 3.9%
	AES Corp. (The) 7.75%, due 10/15/15	620,000	706,800
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (c)	1,605,000	1,759,127
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (c)	1,111,000	1,204,046
	Calpine Corp. 7.25%, due 10/15/17 (c)	155,000	167,788
	CMS Energy Corp. 6.25%, due 2/1/20	2,015,000	2,279,700
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (c)	3,000,000	3,404,928
	Ipalco Enterprises, Inc.
	5.00%, due 5/1/18	1,000,000	1,030,000
	7.25%, due 4/1/16 (c)	4,225,000	4,710,875
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,790,050
	OGE Energy Corp. 5.00%, due 11/15/14	1,420,000	1,517,242
	PPL Energy Supply LLC 4.60%, due 12/15/21	4,265,000	4,500,628
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	731,352
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,495,582
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	1,050
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	1,008,146
			32,307,314
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,220,000	1,264,225
	9.25%, due 6/15/19	137,000	150,700
			1,414,925
	Entertainment 0.3%
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (c)	900,000	1,001,250
	Peninsula Gaming LLC 8.375%, due 8/15/15	1,136,000	1,187,120
			2,188,370
	Finance - Auto Loans 0.7%
	Ford Motor Credit Co. LLC
	2.75%, due 5/15/15	1,615,000	1,627,894
	8.125%, due 1/15/20	2,580,000	3,155,327
	12.00%, due 5/15/15	1,000,000	1,235,776
			6,018,997
	Finance - Commercial 0.2%
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,338,103

	Finance - Consumer Loans 0.5%
	SLM Corp. 6.00%, due 1/25/17	3,935,000	4,121,912

	Finance - Credit Card 0.8%
	Capital One Bank USA N.A. 8.80%, due 7/15/19	5,039,000	6,490,262

	Finance - Investment Banker/Broker 0.5%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	1,549,000	1,704,011
	7.25%, due 2/1/18	275,000	340,127
	Jefferies Group, Inc. 8.50%, due 7/15/19	800,000	882,000
	Merrill Lynch & Co., Inc.
	Series C 5.00%, due 2/3/14	800,000	833,973
	6.15%, due 4/25/13	790,000	814,495
			4,574,606
	Finance - Leasing Companies 0.4%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,041,563
	5.75%, due 5/15/16	2,070,000	2,155,878
			3,197,441
	Finance - Mortgage Loan/Banker 1.1%
¤	Countrywide Financial Corp. 6.25%, due 5/15/16	8,615,000	9,155,876

	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	2,990,000	3,176,875

	Food 2.3%
	Cargill, Inc.
	4.307%, due 5/14/21 (c)	3,000,000	3,344,724
	6.00%, due 11/27/17 (c)	1,050,000	1,266,867
	7.35%, due 3/6/19 (c)	540,000	691,052
	Flowers Foods, Inc. 4.375%, due 4/1/22	5,335,000	5,476,543
¤	Kraft Foods, Inc.
	6.125%, due 2/1/18	5,020,000	6,148,928
	7.00%, due 8/11/37	1,260,000	1,756,368
	Smithfield Foods, Inc. 10.00%, due 7/15/14	570,000	671,175
			19,355,657
	Forest Products & Paper 0.0%‡
	Georgia-Pacific Corp. 8.875%, due 5/15/31	50,000	73,262

	Health Care - Services 1.8%
	Centene Corp. 5.75%, due 6/1/17	785,000	823,269
	CIGNA Corp. 4.375%, due 12/15/20	875,000	948,579
	Coventry Health Care, Inc. 5.95%, due 3/15/17	1,635,000	1,866,655
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (c)	2,690,000	2,888,387
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (c)	825,000	880,687
	6.875%, due 7/15/17	605,000	688,187
	HCA, Inc.
	6.50%, due 2/15/16	158,000	172,615
	7.875%, due 2/15/20	19,000	21,375
	8.50%, due 4/15/19	888,000	1,000,665
	Roche Holdings, Inc. 6.00%, due 3/1/19 (c)	1,775,000	2,259,476
	WellPoint, Inc.
	5.25%, due 1/15/16	1,895,000	2,124,928
	5.875%, due 6/15/17	1,000,000	1,181,516
			14,856,339
	Holding Company - Diversified 0.1%
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	745,000	812,050

	Household Products & Wares 0.8%
	Spectrum Brands, Inc.
	9.50%, due 6/15/18	939,000	1,072,808
	9.50%, due 6/15/18 (c)	300,000	342,750
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,785,000	5,034,906
			6,450,464
	Insurance 2.7%
	American International Group, Inc. 4.875%, due 9/15/16	2,750,000	2,967,338
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	470,312
	8.625%, due 12/15/16	4,300,000	4,722,570
	Health Care Service Corp. 4.70%, due 1/15/21 (c)	1,500,000	1,671,289
	Liberty Mutual Group, Inc. 6.50%, due 5/1/42 (c)	3,675,000	3,944,139
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,414,222
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (c)	4,500,000	6,181,132
	Unum Group 7.125%, due 9/30/16	750,000	873,347
			22,244,349
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,166,000	1,263,836

	Iron & Steel 1.2%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	6,430,000	6,431,839
	United States Steel Corp. 7.50%, due 3/15/22	3,600,000	3,501,000
			9,932,839
	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (c)	430,000	500,412
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)	250,000	302,736
			803,148
	Lodging 1.2%
	Marriott International, Inc. 3.00%, due 3/1/19	2,850,000	2,917,816
	Seminole Hard Rock Entertainment, Inc. 2.968%, due 3/15/14 (b)(c)	10,000	9,800
	Sheraton Holding Corp. 7.375%, due 11/15/15	332,000	384,289
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	996,705
	Wyndham Worldwide Corp.
	2.95%, due 3/1/17	1,355,000	1,364,841
	4.25%, due 3/1/22	2,370,000	2,426,913
	5.75%, due 2/1/18	1,748,000	1,957,218
			10,057,582
	Media 1.8%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,331,360
	DISH DBS Corp.
	4.625%, due 7/15/17 (c)	600,000	609,000
	7.125%, due 2/1/16	480,000	529,800
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,440,177
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	2,818,033
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,751,283
			15,479,653
	Mining 0.1%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	565,985

	Miscellaneous - Manufacturing 0.1%
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,215,500

	Office & Business Equipment 0.5%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,321,762

	Oil & Gas 3.1%
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	192,480
	6.775%, due 3/15/19	355,000	347,900
	9.50%, due 2/15/15	1,060,000	1,139,500
	Concho Resources, Inc.
	7.00%, due 1/15/21	345,000	378,638
	8.625%, due 10/1/17	391,000	432,055
	Enterprise Products Operating, L.P. 6.30%, due 9/15/17	900,000	1,083,564
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	631,050
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (c)	165,000	199,869
	Marathon Petroleum Corp. 6.50%, due 3/1/41	3,480,000	4,232,700
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	32,061
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	3,400,000	3,798,082
	7.25%, due 8/15/18	2,000,000	2,263,284
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	3,565,000	3,814,550
	7.625%, due 4/1/20	500,000	543,750
	Questar Market Resources, Inc. 6.05%, due 9/1/16 (e)	2,000,000	2,099,940
	Samson Investment Co. 9.75%, due 2/15/20 (c)	3,245,000	3,366,688
	Tesoro Corp. 6.50%, due 6/1/17	670,000	693,450
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	914,850
			26,164,411
	Oil & Gas Services 0.2%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,687,476

	Packaging & Containers 0.0%‡
	Greif, Inc. 6.75%, due 2/1/17	320,000	348,000

	Pharmaceuticals 0.2%
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	1,152,168
	Valeant Pharmaceuticals International 6.75%, due 10/1/17 (c)	500,000	532,500
			1,684,668
	Pipelines 3.6%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,739,341
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	628,000	651,550
	7.75%, due 6/1/18	435,000	455,663
¤	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	5,000,000	5,525,175
	6.05%, due 6/1/41	1,310,000	1,427,533
	8.50%, due 4/15/14	237,000	262,319
	9.70%, due 3/15/19	2,000,000	2,595,936
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	5,143,637
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (c)	3,720,000	3,950,584
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	145,000	154,425
	ONEOK, Inc.
	4.25%, due 2/1/22	3,590,000	3,832,831
	6.00%, due 6/15/35	1,425,000	1,603,097
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	600,000	746,957
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,330,551
			30,419,599
	Real Estate Investment Trusts 2.1%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,448,344
	Equity One, Inc. 6.25%, due 12/15/14	850,000	919,328
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,370,470
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22 (c)	75,000	79,406
	5.875%, due 6/15/19	35,000	38,412
	Series Q 6.75%, due 6/1/16	1,062,000	1,091,205
	Host Marriott, L.P. 6.375%, due 3/15/15	1,165,000	1,180,291
	ProLogis, L.P. 7.375%, due 10/30/19	2,000,000	2,493,270
	Ventas Realty, L.P. / Ventas Capital Corp. 4.00%, due 4/30/19	4,290,000	4,571,004
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	159,937
			17,351,667
	Retail 1.3%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	532,000	547,960
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	687,584
	5.789%, due 1/10/26 (c)(e)	85,761	96,271
	HSN, Inc. 11.25%, due 8/1/16	375,000	396,094
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	439,000	385,771
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	150,654
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,972,513
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,198,672
	Penske Auto Group, Inc. 7.75%, due 12/15/16	686,000	710,010
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	426,186
			10,571,715
	Savings & Loans 0.2%
	Amsouth Bank/Birmingham AL 5.20%, due 4/1/15	1,435,000	1,478,050

	Telecommunications 3.7%
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,949,213
	AT&T, Inc. 3.875%, due 8/15/21	2,465,000	2,773,606
	Cellco Partnership / Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	2,089,392
	Corning, Inc.
	6.625%, due 5/15/19	500,000	624,037
	8.875%, due 8/15/21	1,789,000	2,487,685
	Crown Castle International Corp.
	7.125%, due 11/1/19	243,000	266,693
	9.00%, due 1/15/15	1,000,000	1,090,625
	Crown Castle Towers LLC 5.495%, due 1/15/37 (c)	3,578,000	3,995,767
	Frontier Communications Corp.
	8.25%, due 4/15/17	1,000,000	1,095,000
	8.75%, due 4/15/22	3,720,000	3,980,400
	GCI, Inc. 8.625%, due 11/15/19	1,187,000	1,261,187
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	801,000	861,075
	7.625%, due 6/15/21	125,000	138,125
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	1,010,000
	NII Capital Corp. 7.625%, due 4/1/21	500,000	382,500
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16	56,000	59,584
	8.25%, due 8/15/19	696,000	774,300
	SBA Tower Trust 2.933%, due 12/15/17 (c)	3,225,000	3,244,027
	Sprint Capital Corp.
	6.875%, due 11/15/28	430,000	384,850
	8.75%, due 3/15/32	500,000	497,500
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,072,800
			31,038,366
	Textiles 0.7%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,765,229

	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	536,188

	Trucking & Leasing 0.5%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (c)	4,153,000	4,211,429

	Total Corporate Bonds (Cost $380,295,025)		409,780,779

	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	117,878

	Total Foreign Government Bond (Cost $131,801)		117,878

	Mortgage-Backed Securities 6.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.8%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.634%, due 4/10/49 (g)	2,560,000	2,956,239
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.476%, due 12/25/36 (b)(c)(f)	164,983	110,209
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	2,550,000	2,862,622
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (g)	2,270,000	2,644,979
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (c)	1,340,000	1,441,181
	Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,871,827
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.073%, due 12/10/49 (g)	1,300,000	1,540,347
	Commercial Mortgage Loan Trust Series 2011-C1, Class A2 6.001%, due 12/10/49 (g)	4,926,000	5,707,032
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	2,470,000	2,947,414
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (g)	2,960,000	3,256,953
	Series 2004-GG1, Class A7 5.317%, due 6/10/36 (b)	3,275,000	3,466,031
¤	GS Mortgage Securities Corp. II
	Series 2004-GG2, Class A6 5.396%, due 8/10/38 (g)	3,060,000	3,282,606
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (b)	2,919,880	3,275,159
	Series 2007-GG10, Class A4 5.79%, due 8/10/45 (g)	3,095,000	3,485,388
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	3,565,000	4,035,345
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,574,865
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)	1,680,000	1,937,678
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 5.88%, due 6/11/49 (g)	2,585,000	2,976,418
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.68%, due 2/25/42 (b)(c)(e)(f)	413,851	331,392
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	180,098
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.90%, due 2/15/51 (g)	3,065,000	3,481,911
	Total Mortgage-Backed Securities (Cost $49,112,421)		56,365,694

	U.S. Government & Federal Agencies 35.7%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0% ‡
	Series 1991-66, Class J 8.125%, due 6/25/21	689	792

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.3%
	2.375%, due 6/1/35 (b)	213,144	228,402
	4.00%, due 8/1/31	4,877,597	5,272,902
	4.00%, due 1/1/41	4,167,922	4,599,978
	4.00%, due 2/1/41	7,804,284	8,545,276
	4.00%, due 1/1/42	22,284,106	24,521,875
	4.00%, due 6/1/42	7,508,933	8,265,326
	4.50%, due 9/1/39	679,828	766,041
	4.50%, due 1/1/40	6,039,973	6,688,916
	4.50%, due 12/1/40	3,087,014	3,478,498
	4.50%, due 5/1/41	3,575,201	3,925,809
	4.50%, due 6/1/41	3,718,296	4,082,935
	4.50%, due 8/1/41	3,285,518	3,636,466
	5.00%, due 8/1/33	693,819	756,893
	5.50%, due 1/1/21	241,918	265,172
	5.50%, due 2/1/33	264,055	290,973
	5.50%, due 7/1/34	678,062	746,339
	5.50%, due 4/1/37	51,046	55,883
	5.50%, due 5/1/37	38,473	42,118
	5.50%, due 7/1/37	199,629	218,171
	5.50%, due 1/1/38	243,367	270,055
	6.00%, due 2/1/27	161,499	177,786
	6.00%, due 3/1/36	331,367	366,028
	6.50%, due 4/1/37	324,369	370,024
			77,571,866
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 17.2%
	3.50%, due 2/1/41	14,102,999	14,976,724
	3.50%, due 3/1/41	1,379,530	1,464,996
	3.50%, due 11/1/41	3,768,529	4,057,646
	3.50%, due 1/1/42	2,922,911	3,151,491
	3.50%, due 3/1/42	5,984,323	6,355,305
	4.00%, due 9/1/31	4,228,527	4,568,833
	4.00%, due 11/1/40	1,982,867	2,191,629
	4.00%, due 2/1/41	446,750	492,336
	4.00%, due 3/1/41	4,935,680	5,455,324
	4.00%, due 10/1/41	6,745,138	7,455,288
	4.00%, due 2/1/42	3,914,282	4,228,075
	4.00%, due 3/1/42	4,307,321	4,773,766
	4.50%, due 4/1/18	119,476	129,169
	4.50%, due 7/1/18	542,374	586,374
	4.50%, due 11/1/18	740,047	800,083
	4.50%, due 3/1/21 TBA (h)	16,270,000	17,502,961
	4.50%, due 6/1/23	929,772	1,001,423
	4.50%, due 6/1/39	8,609,473	9,625,887
	4.50%, due 9/1/39	1,441,869	1,621,638
	4.50%, due 7/1/41	7,265,193	8,052,374
	5.00%, due 9/1/17	226,824	246,437
	5.00%, due 9/1/20	123,605	134,311
	5.00%, due 10/1/20	239,882	260,661
	5.00%, due 12/1/20	447,542	486,310
	5.00%, due 7/1/33	1,494,448	1,636,888
	5.00%, due 10/1/33	572,842	627,441
	5.00%, due 6/1/35	6,453,750	7,075,841
	5.00%, due 7/1/35	648,109	707,856
	5.00%, due 1/1/36	807,616	883,962
	5.00%, due 2/1/36	6,010,496	6,578,715
	5.00%, due 5/1/36	2,208,285	2,417,045
	5.00%, due 9/1/36	573,384	626,243
	5.50%, due 2/1/17	172,957	188,635
	5.50%, due 6/1/21	458,200	501,452
	5.50%, due 6/1/33	3,447,933	3,811,818
	5.50%, due 11/1/33	513,549	567,747
	5.50%, due 12/1/33	380,736	420,918
	5.50%, due 4/1/34	1,477,255	1,631,691
	5.50%, due 5/1/34	1,781,034	1,969,000
	5.50%, due 6/1/34	455,354	503,126
	5.50%, due 3/1/35	692,849	765,537
	5.50%, due 4/1/36	1,590,079	1,753,916
	5.50%, due 12/1/36	501,204	550,654
	5.50%, due 1/1/37	1,015,567	1,142,106
	5.50%, due 4/1/37	1,443,599	1,584,223
	5.50%, due 7/1/37	1,065,002	1,197,700
	5.50%, due 8/1/37	514,681	567,712
	5.50%, due 9/1/37	17,707	19,431
	6.00%, due 8/1/17	26,115	28,228
	6.00%, due 1/1/33	185,887	209,210
	6.00%, due 3/1/33	228,389	257,045
	6.00%, due 8/1/34	8,187	9,154
	6.00%, due 9/1/35	652,251	732,457
	6.00%, due 6/1/36	361,845	400,008
	6.00%, due 12/1/36	404,919	451,905
	6.00%, due 4/1/37	257,903	283,009
	6.00%, due 9/1/37	106,667	117,917
	6.00%, due 10/1/37	1,058,676	1,161,983
	6.00%, due 11/1/37	78,437	86,709
	6.00%, due 1/1/38	13,801	15,227
	6.00%, due 11/1/38	514,859	568,035
	6.50%, due 6/1/31	56,131	65,324
	6.50%, due 8/1/31	33,594	39,097
	6.50%, due 10/1/31	27,629	32,155
	6.50%, due 6/1/32	43,495	50,343
	6.50%, due 6/1/36	23,923	27,257
	6.50%, due 7/1/36	66,576	75,854
	6.50%, due 8/1/36	10,739	12,235
	6.50%, due 11/1/36	320,946	365,675
	6.50%, due 2/1/37	86,594	98,725
	6.50%, due 7/1/37	33,144	37,787
	6.50%, due 8/1/37	132,966	151,594
	6.50%, due 9/1/37	357,124	407,156
	6.50%, due 3/1/38	203,107	231,562
			143,264,349
	Freddie Mac (Collateralized Mortgage Obligations) 0.6%
	Series 3104, Class QC 5.00%, due 9/15/31	1,327,827	1,338,084
	Series 2690, Class PG 5.00%, due 4/15/32	1,179,243	1,231,669
	Series 2734, Class PG 5.00%, due 7/15/32	1,203,855	1,248,747
	Series 3113, Class QD 5.00%, due 6/15/34	1,565,000	1,654,995
			5,473,495
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
	4.00%, due 11/20/40	1,100,531	1,214,582
	5.50%, due 2/1/36 TBA (h)	2,560,000	2,862,400
	6.00%, due 2/15/29	29,826	33,749
	6.00%, due 4/15/29	136,995	154,963
	6.00%, due 8/15/32	304,704	347,446
	6.00%, due 10/1/35 TBA (h)	6,020,000	6,778,144
	6.50%, due 7/15/28	31,401	36,667
	6.50%, due 5/15/29	17,701	20,690
	6.50%, due 12/1/32 TBA (h)	6,030,000	6,958,997
	12.50%, due 1/15/14	165	166
			18,407,804
¤	United States Treasury Bonds 5.8%
	3.00%, due 5/15/42	33,474,000	36,402,975
	5.375%, due 2/15/31	6,950,000	10,337,041
	6.25%, due 5/15/30	1,240,000	1,994,850
			48,734,866
	United States Treasury Notes 0.5%
	0.375%, due 6/15/15	3,880,000	3,890,003

	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	676,114

	Total U.S. Government & Federal Agencies (Cost $285,443,670)		298,019,289

	Yankee Bonds 6.2% (i)
	Auto Parts & Equipment 0.2%
	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (c)	790,000	836,412
	8.50%, due 2/15/19 (c)	525,000	565,688
			1,402,100
	Banks 0.5%
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	3,750,000	3,881,250
	UBS A.G. 3.875%, due 1/15/15	215,000	224,853
			4,106,103
	Chemicals 0.6%
	NOVA Chemicals Corp. 8.625%, due 11/1/19	492,000	563,340
	Rhodia S.A. 6.875%, due 9/15/20 (c)	3,880,000	4,306,800
			4,870,140
	Diversified Financial Services 0.4%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	2,500,000	2,471,352
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	528,000	533,280
			3,004,632
	Electric 0.5%
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (c)	950,000	990,414
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (c)	305,000	317,848
	Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (c)	185,000	217,375
	TransAlta Corp. 6.65%, due 5/15/18	2,255,000	2,511,768
			4,037,405
	Engineering & Construction 0.1%
	BAA Funding, Ltd. 4.875%, due 7/15/23 (c)	900,000	962,933

	Holding Company - Diversified 0.1%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	925,600

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	717,294
	8.25%, due 10/1/15	438,000	503,956
	8.30%, due 4/15/26	15,000	16,712
			1,237,962
	Media 0.1%
	Videotron Ltee
	5.00%, due 7/15/22	165,000	172,425
	6.375%, due 12/15/15	542,000	554,195
	9.125%, due 4/15/18	272,000	297,160
			1,023,780
	Mining 0.9%
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)	4,880,000	6,508,905
	New Gold, Inc. 7.00%, due 4/15/20 (c)(f)	275,000	286,687
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	845,000	938,018
			7,733,610
	Miscellaneous - Manufacturing 0.5%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)	265,000	346,122
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,583,220
			3,929,342
	Oil & Gas 1.6%
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (c)	5,490,000	6,047,987
	ENI S.p.A. 4.15%, due 10/1/20 (c)	2,900,000	2,882,014
	Gaz Capital S.A. 8.125%, due 7/31/14 (c)	3,085,000	3,402,755
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	162,899	180,818
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (c)	585,000	729,788
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	285,000	321,195
			13,564,557
	Telecommunications 0.6%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (c)	1,111,000	1,199,880
	Qtel International Finance, Ltd. 6.50%, due 6/10/14 (c)	1,500,000	1,636,500
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (c)	730,000	762,850
	Virgin Media Finance PLC
	8.375%, due 10/15/19	280,000	316,750
	9.50%, due 8/15/16	120,000	134,250
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	960,000	1,056,000
			5,106,230
	Total Yankee Bonds (Cost $48,779,969)		51,904,394

	Total Long-Term Bonds (Cost $764,741,877)		817,329,692

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡

	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (d)(e)(f)(j)	1	0 (k)
	Unsecured Debt Expires 12/18/16 (d)(e)(f)(j)	1	0 (k)

	Total Warrants (Cost $4)		0 (k)

		Principal Amount	Value
	Short-Term Investment 5.9%
	Repurchase Agreement 5.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $49,156,106 (Collateralized by United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $48,625,000 and a Market Value of $50,143,267)	$49,156,093	49,156,093

	Total Short-Term Investment (Cost $49,156,093)		49,156,093

	Total Investments (Cost $813,897,974) (n)	103.8%	866,485,785
	Other Assets, Less Liabilities	(3.8)	(31,662,181)
	Net Assets	100.0%	$834,823,604

		Contracts Long	Unrealized Appreciation (Depreciation) (l)
	Futures Contracts (0.1%)

	United States Treasury Bond Ultra Long September 2012 (30 year) (m)	25	$268,688

	Total Futures Contracts Long (Settlement Value $4,312,500)		268,688

		Contracts Short
	United States Treasury Notes September 2012 (5 year) (m)	(490)	(460,526)

	September 2012 (10 Year) (m)	(147)	(373,610)

	Total Futures Contracts Short (Settlement Value $80,937,281)		(834,136)

	Total Futures Contracts (Settlement Value $76,624,781)		$(565,448)

¤	Among the Fund's 10 largest issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. The total market value of this security as of July 31, 2012 is $29,508, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Fair valued security. The total market value of these securities as of July 31, 2012 is $2,527,843, which represents 0.3% of the Fund's net assets.
(f)	Illiquid security. The total market value of these securities as of July 31, 2012 is $728,528, which represents 0.1% of the Fund's net assets.
(g)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2012 is $34,102,502, which represents 4.1% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Restricted security.
(k)	Less than one dollar.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(m)	As of July 31, 2012, cash in the amount of $405,825 is on deposit with the broker for futures transactions.
(n)	As of July 31, 2012, cost is $815,492,659 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$53,506,619
Gross unrealized depreciation	(2,513,493)
Net unrealized appreciation	$50,993,126

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$855,404	$—		$855,404
Convertible Bond	—	286,254	—		286,254
Corporate Bonds (b)	—	407,584,328	2,196,451		409,780,779
Foreign Government Bond	—	117,878	—		117,878
Mortgage-Backed Securities (c)	—	56,034,302	331,392		56,365,694
U.S. Government & Federal Agencies	—	298,019,289	—		298,019,289
Yankee Bonds	—	51,904,394	—		51,904,394
Total Long-Term Bonds	—	814,801,849	2,527,843		817,329,692
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	49,156,093	—		49,156,093
Total Investments in Securities	—	863,957,942	2,527,843		866,485,785
Other Financial Instruments
Futures Contracts Long (e)	268,688	—	—		268,688
Total Investments in Securities and Other Financial Instruments	$268,688	$863,957,942	$2,527,843		$866,754,473

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (e)	$(834,136)	$—	$—	$(834,136)
Total Other Financial Instruments	$(834,136)	$—	$—	$(834,136)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $240, $2,099,940 and $96,271 are Commercial Services, Oil & Gas and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $331,392 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgaged-Backed Securities section of the Portfolio of Investments.
(d)	The Level 3 securities valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Long-Term Bonds
Corporate Bonds
Commercial Services	$240		$-	$-	$-	$-	$-		$-	$-	$240		$-
Oil & Gas	3,489,288		(9,325)	(35,962)	46,829	-	(1,390,890)		-	-	2,099,940		46,829
Retail	92,707		(79)	(79)	6,919	-	(3,197	)(a)	-	-	96,271		6,974
Mortgage-Backed Securities			-				-						-
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	381,330		-	-	(40,090)	-	(9,848	)(a)	-	-	331,392		(41,075)
Warrants			-										-
Media	0	(b)	-	-	-	-	-		-	-	0	(b)	-
Total	$3,963,565		$(9,404)	$(36,041)	$13,658	$-	$(1,403,935)		$-	$-	$2,527,843		$12,728

(a) Sales include principal reductions.

(b) Less than one dollar.

As of July 31, 2012, the Fund held the following restricted securities:

	Date(s) of	Principal		7/31/12		Percent of
Security	Acquisition	Amount	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	$1	$-	$0	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1	4	0	(a)	0.0	‡
Total			$4	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 60.1%
MainStay 130/30 Core Fund Class I (a)	6,863,583	$54,771,396
MainStay 130/30 International Fund Class I (a)	2,159,935	13,521,191
MainStay Common Stock Fund Class I	3,597	44,600
MainStay Epoch Global Choice Fund Class I (a)	570,152	8,917,172
MainStay Epoch International Small Cap Fund Class I	28,561	476,680
MainStay Epoch U.S. All Cap Fund Class I (a)	1,463,812	35,204,683
MainStay ICAP Equity Fund Class I	907,811	34,297,090
MainStay ICAP International Fund Class I	412,856	11,353,527
MainStay ICAP Select Equity Fund Class I	126,200	4,525,549
MainStay International Equity Fund Class I	472,177	5,269,493
MainStay Large Cap Growth Fund Class I	6,208,714	47,620,839
MainStay MAP Fund Class I	1,390,407	46,467,410
MainStay S&P 500 Index Fund Class I	98,058	3,151,594
MainStay U.S. Small Cap Fund Class I (b)	275,360	4,694,883
Total Equity Funds (Cost $241,400,589)		270,316,107

Fixed Income Funds 39.9%
MainStay Convertible Fund Class I	303,218	4,463,374
MainStay Flexible Bond Opportunities Fund Class I (a)	2,758,018	24,822,158
MainStay Floating Rate Fund Class I (a)	4,673,760	44,167,028
MainStay High Yield Corporate Bond Fund Class I	1,666,454	9,982,056
MainStay High Yield Opportunities Fund Class I	208,851	2,412,234
MainStay Indexed Bond Fund Class I	18,461	214,699
MainStay Intermediate Term Bond Fund Class I (a)	7,682,078	84,810,141
MainStay Principal Preservation Fund Class I (a)	8,953,565	8,953,565
Total Fixed Income Funds (Cost $174,952,359)		179,825,255

Total Investments (Cost $416,352,948) (c)	100.0%	450,141,362
Other Assets, Less Liabilities	(0.0)‡	(123,843)
Net Assets	100.0%	$450,017,519

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2012, cost is $421,056,294 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,910,806
Gross unrealized depreciation	(4,825,738)
Net unrealized appreciation	$29,085,068

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$270,316,107	$—	$—	$270,316,107
Fixed Income Funds	179,825,255	—	—	179,825,255
Total Investments	$450,141,362	$—	$—	$450,141,362

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 80.2%
MainStay 130/30 Core Fund Class I (a)	6,957,021	$55,517,024
MainStay 130/30 International Fund Class I (a)	3,692,986	23,118,095
MainStay Common Stock Fund Class I	1,481	18,365
MainStay Epoch Global Choice Fund Class I (a)	532,625	8,330,251
MainStay Epoch International Small Cap Fund Class I	33,076	552,042
MainStay Epoch U.S. All Cap Fund Class I (a)	1,229,553	29,570,761
MainStay ICAP Equity Fund Class I	964,632	36,443,810
MainStay ICAP International Fund Class I	656,809	18,062,250
MainStay ICAP Select Equity Fund Class I	157,088	5,633,166
MainStay International Equity Fund Class I	722,581	8,064,008
MainStay Large Cap Growth Fund Class I	6,793,750	52,108,065
MainStay MAP Fund Class I	1,773,065	59,255,816
MainStay S&P 500 Index Fund Class I	127,692	4,104,007
MainStay U.S. Small Cap Fund Class I (a)(b)	2,030,358	34,617,610
Total Equity Funds (Cost $304,258,872)		335,395,270

Fixed Income Funds 19.9%
MainStay Convertible Fund Class I	202,217	2,976,638
MainStay Flexible Bond Opportunities Fund Class I (a)	1,781,953	16,037,579
MainStay Floating Rate Fund Class I (a)	3,665,434	34,638,351
MainStay High Yield Corporate Bond Fund Class I	1,554,444	9,311,122
MainStay High Yield Opportunities Fund Class I	191,119	2,207,423
MainStay Intermediate Term Bond Fund Class I	1,069,406	11,806,244
MainStay Principal Preservation Fund Class I	6,047,424	6,047,424
Total Fixed Income Funds (Cost $80,615,544)		83,024,781

Total Investments (Cost $384,874,416) (c)	100.1%	418,420,051
Other Assets, Less Liabilities	(0.1)	(480,922)
Net Assets	100.0%	$417,939,129

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2012, cost is $390,458,759 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,576,312
Gross unrealized depreciation	(5,615,020)
Net unrealized appreciation	$27,961,292

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$335,395,270	$—	$—	$335,395,270
Fixed Income Funds	83,024,781	—	—	83,024,781
Total Investments	$418,420,051	$—	$—	$418,420,051

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments ††† July 31, 2012 (Unaudited)
		Principal Amount	Value
	Municipal Bonds 97.2% †
	Airport 1.7%
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	$600,000	$671,556
	6.00%, due 12/1/42	170,000	193,045
			864,601
	Development 18.9%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series: A 5.375%, due 10/1/41	500,000	573,765
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,132,410
	5.00%, due 8/1/42	1,000,000	1,111,820
¤	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	2,000,000	2,059,160
¤	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,000,000	1,122,680
	Class 3 6.375%, due 7/15/49	525,000	600,285
	New York Liberty Development Corp., Goldman Sachs Headquarter, Revenue Bonds 5.25%, due 10/1/35	945,000	1,094,839
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,149,907
	Class 3 5.00%, due 3/15/44	1,000,000	1,076,280
			9,921,146
	Facilities 2.2%
	Guam Government, Unlimited General Obligation Series A 7.00%, due 11/15/39	1,000,000	1,131,900

	General 14.2%
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/42	1,200,000	1,322,556
	Guam Government, Revenue Bonds Series A 5.375%, due 12/1/24	1,000,000	1,111,080
	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 2/15/47	100,000	102,913
	Series A 5.75%, due 2/15/47	600,000	704,454
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	985,000	999,765
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: ASSURED GTY (zero coupon), due 3/1/44	500,000	105,125
	Insured: ASSURED GTY (zero coupon), due 3/1/46	3,250,000	607,230
	Insured: ASSURED GTY (zero coupon), due 3/1/47	400,000	70,616
¤	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
	Series F-1 5.00%, due 5/1/28	500,000	586,565
	Series F-1 5.00%, due 5/1/39	1,500,000	1,745,715
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	115,000	120,364
			7,476,383
	General Obligation 6.2%
	City of New York, Unlimited General Obligation Series H-1 0.28%, due 1/1/36 (a)	200,000	200,000
	Monroe County, General Obligation Insured: AGM 3.50%, due 6/1/31	1,000,000	1,019,420
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,056,600
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	510,660
	Oyster Bay Public Improvement, General Obligation Series B 4.00%, due 12/1/20	100,000	112,612
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	351,411
			3,250,703
	Higher Education 22.9%
¤	Dutchess County Industrial Development Agency, Bard College, Revenue Bonds Series A-1 5.00%, due 8/1/46	1,965,000	2,064,606
¤	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/32	2,000,000	2,331,560
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,190,760
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	373,982
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	330,000	354,641
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	511,420
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	637,332
	Series B 5.00%, due 7/1/32	390,000	414,266
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,644,795
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	573,025
¤	Troy Capital Resource Corp., Rensselaer Polytechnic-A, Revenue Bonds
	5.00%, due 9/1/30	465,000	524,367
	5.125%, due 9/1/40	1,285,000	1,425,617
			12,046,371
	Housing 2.9%
	Housing Development Corp., Revenue Bonds
	Series D-1-A 4.00%, due 5/1/32	1,000,000	1,018,560
	Series D-1-B 4.20%, due 5/1/37	500,000	512,700
			1,531,260
	Medical 4.2%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,118,400
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	100,000	107,634
			2,226,034
	Multi Family Housing 2.1%
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	1,000,000	1,078,610

	School District 5.4%
¤	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	1,665,000	1,737,461
	Moravia Central School District, General Obligation
	Insured: AGM 4.00%, due 6/15/35	335,000	350,457
	Insured: AGM 4.00%, due 6/15/36	345,000	357,903
	Insured: AGM 4.00%, due 6/15/37	360,000	369,457
			2,815,278
	Single Family Housing 2.2%
	New York State Mortgage Agency, Revenue Bonds 0.19%, due 10/1/37 (a)(b)	1,150,000	1,150,000

	Tobacco Settlement 6.8%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	675,000	598,057
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,000,000	717,480
	Series A-3 5.125%, due 6/1/46	1,000,000	700,790
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 5.25%, due 6/1/37	1,000,000	1,066,790
	Tsasc, Inc., Revenue Bonds Series 1 5.00%, due 6/1/34	680,000	511,360
			3,594,477
	Transportation 2.0%
	Triborough Bridge & Tunnel Authority, Revenue Bonds 5.25%, due 11/15/30	1,000,000	1,052,490

	Utilities 2.1%
	Long Island Power Authority, Revenue Bonds Series A 5.00%, due 9/1/37	1,000,000	1,124,230

	Water 3.4%
	Guam Government Waterworks Authority, Revenue Bonds 5.875%, due 7/1/35	1,000,000	1,023,730
	New York City Municipal Water Finance Authority, Second General Resolution, Revenue Bonds 5.375%, due 6/15/40	635,000	752,354
			1,776,084

	Total Municipal Bonds (Cost $49,848,667)		51,039,567

		Shares
	Unaffiliated Investment Companies 1.8%
	New York 1.8%
	Invesco New York Quality Municipal Securities	31,976	535,279
	Nuveen New York Premium Income Municipal Fund, Inc.	25,484	416,918
			952,197

	Total Unaffiliated Investment Companies (Cost $921,451)		952,197

	Total Investments (Cost $50,770,118) (e)	99.0%	51,991,764
	Other Assets, Less Liabilities	1.0	540,675

	Net Assets	100.0%	$52,532,439

	Contracts Short	Unrealized Appreciation (Depreciation) (c)
Futures Contracts 0.0% ‡
United States Treasury Notes September 2012 (10 Year) (d)	(60)	$4,538
Total Futures Contracts (Settlement Value $8,079,375)		$4,538

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2012.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(d)	As of July 31, 2012, cash in the amount of $66,000 is on deposit with broker for futures transactions.
(e)	As of July 31, 2012, cost is $50,770,118 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,231,361
Gross unrealized depreciation	(9,715)
Net unrealized appreciation	$1,221,646

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$51,039,567	$—	$51,039,567
Unaffiliated Investment Companies	952,197	—	—	952,197
Total Investments in Securities	952,197	51,039,567	—	51,991,764
Other Financial Instruments
Futures Contracts Short (b)	4,538	—	—	4,538
Total Other Financial Instruments	4,538	—	—	4,538
Total Investments in Securities and Other Financial Instruments	$956,735	$51,039,567	$—	$51,996,302

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 94.1% †
Equity Funds 45.7%
MainStay Common Stock Fund Class I	11,102	$137,665
MainStay Epoch International Small Cap Fund Class I	38,356	640,164
MainStay Epoch U.S. All Cap Fund Class I	179,932	4,327,364
MainStay ICAP Equity Fund Class I	120,246	4,542,892
MainStay ICAP International Fund Class I	60,691	1,669,010
MainStay ICAP Select Equity Fund Class I	46,729	1,675,710
MainStay International Equity Fund Class I	49,795	555,710
MainStay Large Cap Growth Fund Class I	529,800	4,063,570
MainStay MAP Fund Class I	121,318	4,054,457
MainStay S&P 500 Index Fund Class I	107,649	3,459,852
Total Equity Funds (Cost $22,960,251)		25,126,394

Fixed Income Funds 48.4%
MainStay Convertible Fund Class I	37,340	549,648
MainStay Floating Rate Fund Class I	365,847	3,457,252
MainStay High Yield Corporate Bond Fund Class I	238,915	1,431,101
MainStay Indexed Bond Fund Class I	635,086	7,386,054
MainStay Intermediate Term Bond Fund Class I	1,144,673	12,637,188
MainStay Principal Preservation Fund Class I	1,098,538	1,098,538

Total Fixed Income Funds (Cost $25,935,151)		26,559,781

Total Affiliated Investment Companies (Cost $48,895,402)		51,686,175

Unaffiliated Investment Companies 6.6%
Equity Funds 2.7%
iShares Russell 2000 Index ETF	742	58,136
Vanguard Emerging Markets ETF	36,280	1,451,925

Total Equity Funds (Cost $1,437,884)		1,510,061

Fixed Income Funds 3.9%
iShares Barclays TIPS Bond Fund	11,505	1,397,167
Market Vectors Emerging Markets Local Currency Bond ETF	27,676	722,344

Total Fixed Income Funds (Cost $1,976,082)		2,119,511

Total Unaffiliated Investment Companies (Cost $3,413,966)		3,629,572

Total Investments (Cost $52,309,368) (a)	100.7%	55,315,747
Other Assets, Less Liabilities	(0.7)	(390,812)
Net Assets	100.0%	$54,924,935

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2012, cost is $52,639,603 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,012,510
Gross unrealized depreciation	(336,366)
Net unrealized appreciation	$2,676,144

The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$25,126,394	$—	$—	$25,126,394
Fixed Income Funds	26,559,781	—	—	26,559,781
Total Affiliated Investment Companies	51,686,175	—	—	51,686,175
Unaffiliated Investment Companies
Equity Funds	1,510,061	—	—	1,510,061
Fixed Income Funds	2,119,511	—	—	2,119,511
Total Unaffiliated Investment Companies	3,629,572	—	—	3,629,572
Total Investments	$55,315,747	$—	$—	$55,315,747

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 93.3% †
Equity Funds 56.8%
MainStay Common Stock Fund Class I	182,434	$2,262,185
MainStay Epoch International Small Cap Fund Class I	95,979	1,601,892
MainStay Epoch U.S. All Cap Fund Class I	318,631	7,663,077
MainStay ICAP Equity Fund Class I	223,814	8,455,695
MainStay ICAP International Fund Class I	168,669	4,638,385
MainStay ICAP Select Equity Fund Class I	78,100	2,800,661
MainStay International Equity Fund Class I	138,666	1,547,510
MainStay Large Cap Growth Fund Class I	1,051,167	8,062,449
MainStay MAP Fund Class I	263,502	8,806,251
MainStay S&P 500 Index Fund Class I	215,151	6,914,943

Total Equity Funds (Cost $47,682,090)		52,753,048

Fixed Income Funds 36.5%
MainStay Convertible Fund Class I	62,449	919,255
MainStay Floating Rate Fund Class I	618,401	5,843,891
MainStay High Yield Corporate Bond Fund Class I	360,769	2,161,004
MainStay Indexed Bond Fund Class I	295,370	3,435,148
MainStay Intermediate Term Bond Fund Class I	1,780,240	19,653,845
MainStay Principal Preservation Fund Class I	1,843,285	1,843,285

Total Fixed Income Funds (Cost $33,135,873)		33,856,428

Total Affiliated Investment Companies (Cost $80,817,963)		86,609,476

Unaffiliated Investment Companies 6.8%
Equity Funds 4.1%
iShares Russell 2000 Index ETF	9,926	777,702
Vanguard Emerging Markets ETF	74,950	2,999,499

Total Equity Funds (Cost $3,671,027)		3,777,201

Fixed Income Funds 2.7%
iShares Barclays TIPS Bond Fund	10,619	1,289,572
Market Vectors Emerging Markets Local Currency Bond ETF	47,743	1,246,092

Total Fixed Income Funds (Cost $2,404,914)		2,535,664

Total Unaffiliated Investment Companies (Cost $6,075,941)		6,312,865

Total Investments (Cost $86,893,904) (a)	100.1%	92,922,341
Other Assets, Less Liabilities	(0.1)	(59,304)
Net Assets	100.0%	$92,863,037

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2012, cost is $87,388,965 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$6,038,867
Gross unrealized depreciation	(505,491)
Net unrealized appreciation	$5,533,376

The following abbreviations are used in the above portfolio:

ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$52,753,048	$—	$—	$52,753,048
Fixed Income Funds	33,856,428	—	—	33,856,428
Total Affiliated Investment Companies	86,609,476	—	—	86,609,476

Unaffiliated Investment Companies
Equity Funds	3,777,201	—	—	3,777,201
Fixed Income Funds	2,535,664	—	—	2,535,664
Total Unaffiliated Investment Companies	6,312,865	—	—	6,312,865
Total Investments	$92,922,341	$—	$—	$92,922,341

(a)  For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 91.0% †
Equity Funds 69.7%
MainStay Common Stock Fund Class I (a)	490,192	$6,078,376
MainStay Epoch International Small Cap Fund Class I	167,428	2,794,377
MainStay Epoch U.S. All Cap Fund Class I	429,542	10,330,492
MainStay ICAP Equity Fund Class I	291,599	11,016,604
MainStay ICAP International Fund Class I	312,728	8,600,019
MainStay ICAP Select Equity Fund Class I	98,324	3,525,910
MainStay International Equity Fund Class I	257,942	2,878,633
MainStay Large Cap Growth Fund Class I	1,519,573	11,655,127
MainStay MAP Fund Class I	429,792	14,363,644
MainStay S&P 500 Index Fund Class I	328,875	10,570,027

Total Equity Funds (Cost $75,150,909)		81,813,209

Fixed Income Funds 21.3%
MainStay Convertible Fund Class I	78,639	1,157,560
MainStay Floating Rate Fund Class I	861,774	8,143,764
MainStay High Yield Corporate Bond Fund Class I	425,670	2,549,761
MainStay Intermediate Term Bond Fund Class I	979,820	10,817,214
MainStay Principal Preservation Fund Class I	2,323,294	2,323,294

Total Fixed Income Funds (Cost $24,627,997)		24,991,593

Total Affiliated Investment Companies (Cost $99,778,906)		106,804,802

Unaffiliated Investment Companies 8.9%
Equity Funds 6.9%
iShares Russell 2000 Index ETF	45,777	3,586,628
Vanguard Emerging Markets ETF	114,088	4,565,802

Total Equity Funds (Cost $7,946,990)		8,152,430

Fixed Income Fund 2.0%
Market Vectors Emerging Markets Local Currency Bond ETF	89,320	2,331,252

Total Fixed Income Fund (Cost $2,342,379)		2,331,252

Total Unaffiliated Investment Companies (Cost $10,289,369)		10,483,682

Total Investments (Cost $110,068,275) (b)	99.9%	117,288,484
Other Assets, Less Liabilities	0.1	160,529

Net Assets	100.0%	$117,449,013

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2012, cost is $110,766,231 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$7,343,640
Gross unrealized depreciation	(821,387)
Net unrealized appreciation	$6,522,253

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$81,813,209	$—	$—	$81,813,209
Fixed Income Funds	24,991,593	—	—	24,991,593
Total Affiliated Investment Companies	106,804,802	—	—	106,804,802
Unaffiliated Investment Companies
Equity Funds	8,152,430	—	—	8,152,430
Fixed Income Fund	2,331,252	—	—	2,331,252
Total Unaffiliated Investment Companies	10,483,682	—	—	10,483,682
Total Investments	$117,288,484	$—	$—	$117,288,484

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.4% †
Equity Funds 75.1%
MainStay Common Stock Fund Class I (a)	412,322	$5,112,791
MainStay Epoch International Small Cap Fund Class I	122,993	2,052,750
MainStay Epoch U.S. All Cap Fund Class I	270,305	6,500,827
MainStay ICAP Equity Fund Class I	164,604	6,218,723
MainStay ICAP International Fund Class I	235,134	6,466,189
MainStay ICAP Select Equity Fund Class I	61,882	2,219,099
MainStay International Equity Fund Class I	192,055	2,143,338
MainStay Large Cap Growth Fund Class I	935,580	7,175,895
MainStay MAP Fund Class I	309,460	10,342,137
MainStay S&P 500 Index Fund Class I	224,653	7,220,353

Total Equity Funds (Cost $51,662,817)		55,452,102

Fixed Income Funds 12.3%
MainStay Convertible Fund Class I	32,887	484,101
MainStay Floating Rate Fund Class I	360,781	3,409,378
MainStay High Yield Corporate Bond Fund Class I	171,197	1,025,468
MainStay Intermediate Term Bond Fund Class I	288,777	3,188,104
MainStay Principal Preservation Fund Class I	961,240	961,240

Total Fixed Income Funds (Cost $8,936,057)		9,068,291

Total Affiliated Investment Companies (Cost $60,598,874)		64,520,393

Unaffiliated Investment Companies 12.6%
Equity Funds 11.2%
iShares Russell 2000 Index ETF	65,309	5,116,960
Vanguard Emerging Markets ETF	79,408	3,177,908

Total Equity Funds (Cost $8,131,301)		8,294,868

Fixed Income Fund 1.4%
Market Vectors Emerging Markets Local Currency Bond ETF	39,467	1,030,089

Total Fixed Income Fund (Cost $1,034,638)		1,030,089

Total Unaffiliated Investment Companies (Cost $9,165,939)		9,324,957

Total Investments (Cost $69,764,813) (b)	100.0%	73,845,350
Other Assets, Less Liabilities	(0.0)‡	(2,080)

Net Assets	100.0%	$73,843,270

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2012, cost is $70,103,107 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$4,288,540
Gross unrealized depreciation	(546,297)

Net unrealized appreciation	$3,742,243

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$55,452,102	$—	$—	$55,452,102
Fixed Income Funds	9,068,291	—	—	9,068,291

Total Affiliated Investment Companies	64,520,393	—	—	64,520,393

Unaffiliated Investment Companies
Equity Funds	8,294,868	—	—	8,294,868
Fixed Income Fund	1,030,089	—	—	1,030,089

Total Unaffiliated Investment Companies	9,324,957	—	—	9,324,957

Total Investments	$73,845,350	$—	$—	$73,845,350

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments July 31, 2012 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.7% †
Equity Funds 75.5%
MainStay Common Stock Fund Class I (a)	267,103	$3,312,083
MainStay Epoch International Small Cap Fund Class I	79,034	1,319,076
MainStay Epoch U.S. All Cap Fund Class I	159,572	3,837,699
MainStay ICAP Equity Fund Class I	78,865	2,979,509
MainStay ICAP International Fund Class I	151,565	4,168,026
MainStay ICAP Select Equity Fund Class I	36,204	1,298,275
MainStay International Equity Fund Class I	123,787	1,381,463
MainStay Large Cap Growth Fund Class I	495,199	3,798,174
MainStay MAP Fund Class I	189,586	6,335,961
MainStay S&P 500 Index Fund Class I	132,967	4,273,564

Total Equity Funds (Cost $31,260,029)		32,703,830

Fixed Income Funds 8.2%
MainStay Convertible Fund Class I	13,491	198,588
MainStay Floating Rate Fund Class I	145,661	1,376,498
MainStay Intermediate Term Bond Fund Class I	141,507	1,562,232
MainStay Principal Preservation Fund Class I	392,326	392,326

Total Fixed Income Funds (Cost $3,483,590)		3,529,644

Total Affiliated Investment Companies (Cost $34,743,619)		36,233,474

Unaffiliated Investment Companies 16.1%
Equity Funds 15.2%
iShares Russell 2000 Index ETF	58,480	4,581,908
Vanguard Emerging Markets ETF	49,261	1,971,425

Total Equity Funds (Cost $6,540,115)		6,553,333

Fixed Income Fund 0.9%
Market Vectors Emerging Markets Local Currency Bond ETF	15,503	404,629

Total Fixed Income Fund (Cost $405,149)		404,629

Total Unaffiliated Investment Companies (Cost $6,945,264)		6,957,962

Total Investments (Cost $41,688,883) (b)	99.8%	43,191,436
Other Assets, Less Liabilities	0.2	106,071
Net Assets	100.0%	$43,297,507

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2012, cost is $41,916,891 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,725,043
Gross unrealized depreciation	(450,498)
Net unrealized appreciation	$1,274,545

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$32,703,830	$—	$—	$32,703,830
Fixed Income Funds	3,529,644	—	—	3,529,644
Total Affiliated Investment Companies	36,233,474	—	—	36,233,474
Unaffiliated Investment Companies
Equity Funds	6,553,333	—	—	6,553,333
Fixed Income Fund	404,629	—	—	404,629
Total Unaffiliated Investment Companies	6,957,962	—	—	6,957,962
Total Investments	$43,191,436	$—	$—	$43,191,436

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 91.0% †
	Aerospace & Defense 2.2%
	Boeing Co. (The)	89,485	$6,613,837
	General Dynamics Corp.	43,080	2,732,995
	Honeywell International, Inc.	93,084	5,403,526
	L-3 Communications Holdings, Inc.	11,639	825,089
	Lockheed Martin Corp.	31,801	2,838,875
	Northrop Grumman Corp.	30,045	1,988,979
	Precision Castparts Corp.	17,360	2,700,522
	Raytheon Co.	39,821	2,209,269
	Rockwell Collins, Inc.	17,325	876,125
	Textron, Inc.	33,484	872,258
	United Technologies Corp.	108,875	8,104,655
			35,166,130
	Air Freight & Logistics 0.9%
	C.H. Robinson Worldwide, Inc.	19,426	1,026,664
	Expeditors International of Washington, Inc.	25,375	902,589
	FedEx Corp.	37,675	3,402,053
	United Parcel Service, Inc. Class B	114,625	8,666,796
			13,998,102
	Airlines 0.1%
	Southwest Airlines Co.	91,711	842,824

	Auto Components 0.2%
	BorgWarner, Inc. (a)	13,693	918,800
	Goodyear Tire & Rubber Co. (The) (a)	29,234	334,729
	Johnson Controls, Inc.	81,259	2,003,035
			3,256,564
	Automobiles 0.3%
	Ford Motor Co.	455,919	4,212,692
	Harley-Davidson, Inc.	27,658	1,195,655
			5,408,347
	Beverages 2.6%
	Beam, Inc.	18,828	1,183,905
	Brown-Forman Corp. Class B	11,875	1,111,025
¤	Coca-Cola Co. (The) (a)	269,505	21,776,004
	Coca-Cola Enterprises, Inc.	35,844	1,050,946
	Constellation Brands, Inc. Class A (a)	18,213	513,789
	Dr. Pepper Snapple Group, Inc.	25,307	1,153,493
	Molson Coors Brewing Co. Class B	18,776	794,600
	Monster Beverage Corp. (a)	18,307	1,216,866
	PepsiCo., Inc.	186,838	13,588,728
			42,389,356
	Biotechnology 1.4%
	Alexion Pharmaceuticals, Inc. (a)	22,948	2,406,098
	Amgen, Inc.	92,909	7,674,283
	Biogen Idec, Inc. (a)	28,619	4,173,509
	Celgene Corp. (a)	52,624	3,602,639
	Gilead Sciences, Inc. (a)	90,473	4,915,398
			22,771,927
	Building Products 0.0%‡
	Masco Corp.	42,661	513,212

	Capital Markets 1.6%
	Ameriprise Financial, Inc.	26,118	1,350,823
	Bank of New York Mellon Corp. (The)	142,487	3,032,123
	BlackRock, Inc.	15,310	2,606,681
	Charles Schwab Corp. (The)	129,269	1,632,667
	E*TRADE Financial Corp. (a)	30,375	231,761
	Federated Investors, Inc. Class B	11,076	222,738
	Franklin Resources, Inc.	16,967	1,950,357
	Goldman Sachs Group, Inc. (The)	58,762	5,929,086
	Invesco, Ltd.	53,545	1,184,951
	Legg Mason, Inc.	15,011	368,070
	Morgan Stanley	181,930	2,485,164
	Northern Trust Corp.	28,809	1,307,929
	State Street Corp.	58,369	2,356,940
	T. Rowe Price Group, Inc.	30,475	1,851,356
			26,510,646
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	25,258	2,031,501
	Airgas, Inc.	8,269	655,897
	CF Industries Holdings, Inc.	7,840	1,534,758
	Dow Chemical Co. (The)	142,805	4,109,928
	E.I. du Pont de Nemours & Co.	111,942	5,563,517
	Eastman Chemical Co.	18,200	951,496
	Ecolab, Inc.	34,906	2,284,598
	FMC Corp.	16,382	896,095
	International Flavors & Fragrances, Inc.	9,684	539,786
	Monsanto Co.	63,727	5,456,306
	Mosaic Co. (The)	35,578	2,067,438
	PPG Industries, Inc.	18,193	1,991,406
	Praxair, Inc.	35,683	3,702,468
	Sherwin-Williams Co. (The)	10,240	1,375,744
	Sigma-Aldrich Corp.	14,441	999,317
			34,160,255
	Commercial Banks 2.7%
	BB&T Corp.	83,461	2,618,172
	Comerica, Inc.	23,496	709,814
	Fifth Third Bancorp	109,914	1,519,011
	First Horizon National Corp.	30,184	248,414
	Huntington Bancshares, Inc.	103,297	641,991
	KeyCorp	113,865	908,643
	M&T Bank Corp.	15,120	1,297,901
	PNC Financial Services Group, Inc.	63,171	3,733,406
	Regions Financial Corp.	168,734	1,174,389
	SunTrust Banks, Inc.	64,292	1,520,506
	U.S. Bancorp	226,287	7,580,614
	Wells Fargo & Co.	634,823	21,463,366
	Zions Bancorp.	22,006	400,509
			43,816,736
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	12,381	381,211
	Cintas Corp.	13,180	522,323
	Iron Mountain, Inc.	20,452	658,759
	Pitney Bowes, Inc.	23,919	319,558
	R.R. Donnelley & Sons Co.	21,534	260,992
	Republic Services, Inc.	37,595	1,087,623
	Stericycle, Inc. (a)	10,166	943,913
	Waste Management, Inc.	55,271	1,901,323
			6,075,702
	Communications Equipment 1.7%
	Cisco Systems, Inc.	639,955	10,207,282
	F5 Networks, Inc. (a)	9,484	885,616
	Harris Corp.	13,598	566,357
	JDS Uniphase Corp. (a)	27,658	272,155
	Juniper Networks, Inc. (a)	63,261	1,108,965
	Motorola Solutions, Inc.	34,891	1,686,631
	QUALCOMM, Inc.	204,794	12,222,106
			26,949,112
	Computers & Peripherals 5.3%
¤	Apple, Inc. (a)	111,705	68,224,946
	Dell, Inc. (a)	177,602	2,109,912
	EMC Corp. (a)	250,840	6,574,516
	Hewlett-Packard Co.	236,221	4,308,671
	Lexmark International, Inc. Class A	8,498	148,630
	NetApp, Inc. (a)	43,354	1,416,375
	SanDisk Corp. (a)	29,109	1,197,253
	Seagate Technology PLC	45,199	1,356,874
	Western Digital Corp. (a)	27,957	1,111,850
			86,449,027
	Construction & Engineering 0.1%
	Fluor Corp.	20,203	1,001,665
	Jacobs Engineering Group, Inc. (a)	15,414	594,518
	Quanta Services, Inc. (a)	25,450	585,095
			2,181,278
	Construction Materials 0.0%‡
	Vulcan Materials Co.	15,457	598,804

	Consumer Finance 0.9%
	American Express Co.	119,618	6,903,155
	Capital One Financial Corp.	69,330	3,916,452
	Discover Financial Services	63,354	2,278,210
	SLM Corp.	58,268	931,705
			14,029,522
	Containers & Packaging 0.1%
	Ball Corp.	18,717	777,878
	Bemis Co., Inc.	12,316	378,717
	Owens-Illinois, Inc. (a)	19,703	363,520
	Sealed Air Corp.	23,188	375,646
			1,895,761
	Distributors 0.1%
	Genuine Parts Co.	18,625	1,192,559

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	12,032	327,270
	DeVry, Inc.	7,041	138,215
	H&R Block, Inc.	32,723	527,822
			993,307
	Diversified Financial Services 2.5%
	Bank of America Corp.	1,287,427	9,449,714
	Citigroup, Inc.	350,287	9,503,286
	CME Group, Inc. Class A	39,700	2,068,767
	IntercontinentalExchange, Inc. (a)	8,691	1,140,433
	JPMorgan Chase & Co.	454,760	16,371,360
	Leucadia National Corp.	23,667	513,101
	Moody's Corp.	23,622	957,400
	NASDAQ OMX Group, Inc. (The)	14,625	331,987
	NYSE Euronext	30,344	773,165
			41,109,213
	Diversified Telecommunication Services 2.8%
¤	AT&T, Inc.	700,418	26,559,851
	CenturyLink, Inc.	74,215	3,082,891
	Frontier Communications Corp.	119,278	467,570
	Verizon Communications, Inc.	339,402	15,320,606
	Windstream Corp.	70,289	700,078
			46,130,996
	Electric Utilities 2.0%
	American Electric Power Co., Inc.	57,858	2,443,922
	Duke Energy Corp.	84,081	5,699,010
	Edison International	38,922	1,797,418
	Entergy Corp.	21,163	1,537,915
	Exelon Corp.	101,832	3,983,668
	FirstEnergy Corp.	49,962	2,509,092
	NextEra Energy, Inc.	49,826	3,532,663
	Northeast Utilities	37,464	1,494,064
	Pepco Holdings, Inc.	27,271	544,329
	Pinnacle West Capital Corp.	13,079	700,250
	PPL Corp.	69,292	2,002,539
	Southern Co.	103,777	4,996,863
	Xcel Energy, Inc.	58,173	1,704,469
			32,946,202
	Electrical Equipment 0.5%
	Cooper Industries PLC	19,003	1,365,936
	Emerson Electric Co.	87,639	4,186,515
	Rockwell Automation, Inc.	17,051	1,148,555
	Roper Industries, Inc.	11,640	1,157,598
			7,858,604
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	19,355	1,139,622
	Corning, Inc.	181,298	2,068,610
	FLIR Systems, Inc.	18,421	376,709
	Jabil Circuit, Inc.	21,728	471,498
	Molex, Inc.	16,433	412,797
	TE Connectivity, Ltd.	51,079	1,686,118
			6,155,354
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	52,381	2,426,288
	Cameron International Corp. (a)	29,423	1,479,094
	Diamond Offshore Drilling, Inc.	8,305	543,313
	Ensco PLC Class A	13,803	749,917
	FMC Technologies, Inc. (a)	28,564	1,288,808
	Halliburton Co.	110,267	3,653,146
	Helmerich & Payne, Inc.	12,832	596,688
	Nabors Industries, Ltd. (a)	34,682	479,999
	National-Oilwell Varco, Inc.	50,918	3,681,371
	Noble Corp.	30,151	1,115,587
	Rowan Cos. PLC Class A (a)	14,835	521,153
	Schlumberger, Ltd.	159,310	11,352,431
			27,887,795
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	51,650	4,967,697
	CVS Caremark Corp.	153,094	6,927,504
	Kroger Co. (The)	67,016	1,485,745
	Safeway, Inc.	28,719	446,580
	Sysco Corp.	69,978	2,056,653
	Wal-Mart Stores, Inc.	206,148	15,343,596
	Walgreen Co.	103,067	3,747,516
	Whole Foods Market, Inc.	19,517	1,791,270
			36,766,561
	Food Products 1.5%
	Archer-Daniels-Midland Co.	78,671	2,052,526
	Campbell Soup Co.	21,141	699,979
	ConAgra Foods, Inc.	49,621	1,225,142
	Dean Foods Co. (a)	22,042	272,660
	General Mills, Inc.	77,330	2,992,671
	H.J. Heinz Co.	38,216	2,109,905
	Hershey Co. (The)	18,170	1,303,516
	Hormel Foods Corp.	16,378	457,110
	J.M. Smucker Co. (The)	13,543	1,040,102
	Kellogg Co.	29,466	1,405,528
	Kraft Foods, Inc. Class A	211,808	8,410,896
	McCormick & Co., Inc.	15,841	964,400
	Mead Johnson Nutrition Co.	24,358	1,777,160
	Tyson Foods, Inc. Class A	34,497	517,800
			25,229,395
	Gas Utilities 0.1%
	AGL Resources, Inc.	14,015	567,607
	ONEOK, Inc.	24,831	1,105,228
			1,672,835
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	65,776	3,848,554
	Becton, Dickinson & Co.	24,215	1,833,318
	Boston Scientific Corp. (a)	170,749	882,772
	C.R. Bard, Inc.	10,027	975,226
	CareFusion Corp. (a)	26,512	647,158
	Covidien PLC	57,615	3,219,526
	DENTSPLY International, Inc.	16,934	615,381
	Edwards Lifesciences Corp. (a)	13,691	1,385,529
	Intuitive Surgical, Inc. (a)	4,746	2,285,199
	Medtronic, Inc.	124,314	4,900,458
	St. Jude Medical, Inc.	37,491	1,400,664
	Stryker Corp.	38,682	2,012,624
	Varian Medical Systems, Inc. (a)	13,320	727,006
	Zimmer Holdings, Inc.	21,042	1,240,005
			25,973,420
	Health Care Providers & Services 1.7%
	Aetna, Inc.	41,502	1,496,562
	AmerisourceBergen Corp.	29,962	1,189,491
	Cardinal Health, Inc.	41,344	1,781,513
	CIGNA Corp.	34,444	1,387,404
	Coventry Health Care, Inc.	17,066	568,810
	DaVita, Inc. (a)	11,232	1,105,454
	Express Scripts Holding Co. (a)	96,226	5,575,335
	Humana, Inc.	19,493	1,200,769
	Laboratory Corporation of America Holdings (a)	11,564	972,417
	McKesson Corp.	28,122	2,551,509
	Patterson Cos., Inc.	10,473	357,129
	Quest Diagnostics, Inc.	18,953	1,107,424
	Tenet Healthcare Corp. (a)	49,435	228,390
	UnitedHealth Group, Inc.	123,937	6,331,941
	WellPoint, Inc.	39,522	2,106,127
			27,960,275
	Health Care Technology 0.1%
	Cerner Corp. (a)	17,513	1,294,561

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	54,136	1,801,646
	Chipotle Mexican Grill, Inc. (a)	3,791	1,108,223
	Darden Restaurants, Inc.	15,369	786,585
	International Game Technology	35,266	399,211
	Marriott International, Inc. Class A	31,635	1,152,147
	McDonald's Corp.	121,405	10,848,751
	Starbucks Corp.	90,613	4,102,957
	Starwood Hotels & Resorts Worldwide, Inc.	23,612	1,278,590
	Wyndham Worldwide Corp.	17,431	907,283
	Wynn Resorts, Ltd.	9,486	889,312
	Yum! Brands, Inc.	55,020	3,567,497
			26,842,202
	Household Durables 0.2%
	D.R. Horton, Inc.	33,469	590,059
	Harman International Industries, Inc.	8,420	339,747
	Leggett & Platt, Inc.	16,746	388,172
	Lennar Corp. Class A	19,439	567,813
	Newell Rubbermaid, Inc.	34,633	611,272
	PulteGroup, Inc. (a)	40,332	455,752
	Whirlpool Corp.	9,228	623,444
			3,576,259
	Household Products 2.0%
	Clorox Co. (The)	15,539	1,129,841
	Colgate-Palmolive Co.	57,015	6,121,130
	Kimberly-Clark Corp.	46,844	4,071,212
	Procter & Gamble Co. (The)	327,344	21,126,782
			32,448,965
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	77,018	928,837
	NRG Energy, Inc.	27,205	539,203
			1,468,040
	Industrial Conglomerates 2.5%
	3M Co.	82,892	7,562,237
	Danaher Corp.	68,691	3,627,572
¤	General Electric Co.	1,265,759	26,264,499
	Tyco International, Ltd.	55,295	3,037,907
			40,492,215
	Insurance 3.2%
	ACE, Ltd.	40,462	2,973,957
	Aflac, Inc.	55,864	2,445,726
	Allstate Corp. (The)	58,700	2,013,410
	American International Group, Inc. (a)	76,400	2,389,028
	Aon PLC	38,995	1,918,554
	Assurant, Inc.	10,244	370,935
	Berkshire Hathaway, Inc. Class B (a)	210,086	17,823,696
	Chubb Corp. (The)	32,248	2,344,107
	Cincinnati Financial Corp.	19,392	733,793
	Genworth Financial, Inc. Class A (a)	58,716	295,929
	Hartford Financial Services Group, Inc. (The)	52,667	866,372
	Lincoln National Corp.	34,097	683,645
	Loews Corp.	36,505	1,445,233
	Marsh & McLennan Cos., Inc.	65,181	2,164,661
	MetLife, Inc.	126,875	3,903,944
	Principal Financial Group, Inc.	35,856	917,555
	Progressive Corp. (The)	72,837	1,437,802
	Prudential Financial, Inc.	56,029	2,705,080
	Torchmark Corp.	11,762	585,160
	Travelers Cos., Inc. (The)	46,476	2,911,721
	Unum Group	34,150	645,094
	XL Group PLC	37,237	768,944
			52,344,346
	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	43,057	10,045,198
	Expedia, Inc.	10,779	614,295
	Netflix, Inc. (a)	6,632	377,029
	Priceline.com, Inc. (a)	5,945	3,934,045
	TripAdvisor, Inc. (a)	11,383	425,838
			15,396,405
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	21,406	753,063
	eBay, Inc. (a)	137,287	6,081,814
	Google, Inc. Class A (a)	30,380	19,229,628
	VeriSign, Inc. (a)	18,873	838,339
	Yahoo!, Inc. (a)	145,590	2,306,146
			29,208,990
	IT Services 3.5%
	Accenture PLC Class A	76,988	4,642,376
	Automatic Data Processing, Inc.	58,429	3,304,160
	Cognizant Technology Solutions Corp. Class A (a)	36,374	2,064,952
	Computer Sciences Corp.	18,541	456,479
	Fidelity National Information Services, Inc.	28,526	896,857
	Fiserv, Inc. (a)	16,304	1,143,400
¤	International Business Machines Corp.	137,800	27,006,044
	Mastercard, Inc. Class A	12,682	5,536,581
	Paychex, Inc.	38,546	1,260,069
	SAIC, Inc.	33,053	382,423
	Teradata Corp. (a)	20,153	1,362,746
	Total System Services, Inc.	19,200	454,080
	Visa, Inc. Class A	59,488	7,678,116
	Western Union Co. (The)	73,225	1,276,312
			57,464,595
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	13,941	499,366
	Mattel, Inc.	40,687	1,430,962
			1,930,328
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	41,513	1,589,533
	Life Technologies Corp. (a)	21,334	936,136
	PerkinElmer, Inc.	13,605	347,608
	Thermo Fisher Scientific, Inc.	43,879	2,442,744
	Waters Corp. (a)	10,616	822,527
			6,138,548
	Machinery 1.7%
	Caterpillar, Inc.	77,931	6,562,570
	Cummins, Inc.	22,959	2,201,768
	Deere & Co.	47,515	3,650,102
	Dover Corp.	21,938	1,194,963
	Eaton Corp.	40,342	1,768,593
	Flowserve Corp.	6,531	783,589
	Illinois Tool Works, Inc.	57,027	3,098,847
	Ingersoll-Rand PLC	35,687	1,513,486
	Joy Global, Inc.	12,645	656,781
	PACCAR, Inc.	42,612	1,704,906
	Pall Corp.	13,833	738,821
	Parker Hannifin Corp.	18,045	1,449,375
	Snap-On, Inc.	6,942	470,529
	Stanley Black & Decker, Inc.	20,416	1,365,626
	Xylem, Inc.	22,151	531,181
			27,691,137
	Media 3.1%
	Cablevision Systems Corp. Class A	25,585	392,474
	CBS Corp. Class B	77,430	2,590,808
	Comcast Corp. Class A	322,095	10,484,192
	DIRECTV Class A (a)	78,249	3,885,845
	Discovery Communications, Inc. Class A (a)	30,457	1,542,038
	Gannett Co., Inc.	28,068	396,039
	Interpublic Group of Cos., Inc. (The)	52,929	522,409
	McGraw-Hill Cos., Inc. (The)	33,413	1,569,074
	News Corp. Class A	251,684	5,793,766
	Omnicom Group, Inc.	32,566	1,634,162
	Scripps Networks Interactive Class A	11,075	596,389
	Time Warner Cable, Inc.	37,332	3,170,607
	Time Warner, Inc.	114,675	4,486,086
	Viacom, Inc. Class B	63,056	2,945,346
	Walt Disney Co. (The)	213,526	10,492,668
	Washington Post Co. Class B	573	193,960
			50,695,863
	Metals & Mining 0.6%
	Alcoa, Inc.	127,432	1,079,349
	Allegheny Technologies, Inc.	12,796	384,264
	Cliffs Natural Resources, Inc.	17,022	696,029
	Freeport-McMoRan Copper & Gold, Inc.	113,386	3,817,707
	Newmont Mining Corp.	59,200	2,632,624
	Nucor Corp.	37,876	1,484,739
	Titanium Metals Corp.	9,837	114,699
	United States Steel Corp.	17,204	355,263
			10,564,674
	Multi-Utilities1.2%
	Ameren Corp.	28,988	991,680
	CenterPoint Energy, Inc.	51,047	1,075,050
	CMS Energy Corp.	31,097	766,852
	Consolidated Edison, Inc.	34,991	2,256,920
	Dominion Resources, Inc.	68,275	3,708,015
	DTE Energy Co.	20,322	1,247,161
	Integrys Energy Group, Inc.	9,307	563,446
	NiSource, Inc.	33,938	868,473
	PG&E Corp.	50,452	2,328,864
	Public Service Enterprise Group, Inc.	60,437	2,008,926
	SCANA Corp.	13,905	683,709
	Sempra Energy	28,661	2,018,021
	TECO Energy, Inc.	25,781	468,956
	Wisconsin Energy Corp.	27,531	1,121,613
			20,107,686
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	7,611	308,322
	Dollar Tree, Inc. (a)	27,709	1,394,871
	Family Dollar Stores, Inc.	13,945	921,486
	J.C. Penney Co., Inc.	17,495	393,812
	Kohl's Corp.	28,646	1,424,279
	Macy's, Inc.	49,357	1,768,955
	Nordstrom, Inc.	19,135	1,035,969
	Sears Holdings Corp. (a)	4,577	226,516
	Target Corp.	78,991	4,790,804
			12,265,014
	Office Electronics 0.1%
	Xerox Corp.	161,007	1,115,779

	Oil, Gas & Consumable Fuels 8.4%
	Alpha Natural Resources, Inc. (a)	26,316	184,475
	Anadarko Petroleum Corp.	59,679	4,144,110
	Apache Corp.	46,690	4,020,943
	Cabot Oil & Gas Corp.	25,067	1,057,577
	Chesapeake Energy Corp.	79,127	1,489,170
¤	Chevron Corp.	235,724	25,830,636
	ConocoPhillips	151,068	8,224,142
	CONSOL Energy, Inc.	27,183	787,763
	Denbury Resources, Inc. (a)	46,667	705,605
	Devon Energy Corp.	48,311	2,856,146
	EOG Resources, Inc.	32,207	3,156,608
	EQT Corp.	17,869	1,007,812
¤	ExxonMobil Corp.	558,633	48,517,276
	Hess Corp.	36,321	1,712,898
	Kinder Morgan, Inc.	60,328	2,160,346
	Marathon Oil Corp.	84,261	2,230,389
	Marathon Petroleum Corp.	40,705	1,925,346
	Murphy Oil Corp.	23,197	1,244,751
	Newfield Exploration Co. (a)	16,105	491,686
	Noble Energy, Inc.	21,238	1,856,838
	Occidental Petroleum Corp.	96,893	8,432,598
	Peabody Energy Corp.	32,541	679,456
	Phillips 66	74,698	2,808,645
	Pioneer Natural Resources Co.	14,697	1,302,595
	QEP Resources, Inc.	21,310	639,939
	Range Resources Corp.	19,376	1,212,938
	Southwestern Energy Co. (a)	41,590	1,382,867
	Spectra Energy Corp.	77,979	2,393,176
	Sunoco, Inc.	12,650	609,604
	Tesoro Corp. (a)	16,765	463,552
	Valero Energy Corp.	66,049	1,816,347
	Williams Cos., Inc.	74,743	2,376,080
	WPX Energy, Inc. (a)	23,739	378,637
			138,100,951
	Paper & Forest Products 0.1%
	International Paper Co.	52,216	1,713,207
	MeadWestvaco Corp.	20,589	584,728
			2,297,935
	Personal Products 0.1%
	Avon Products, Inc.	51,586	799,067
	Estee Lauder Cos., Inc. (The) Class A	26,934	1,410,803
			2,209,870
	Pharmaceuticals 5.7%
	Abbott Laboratories	187,964	12,463,893
	Allergan, Inc.	36,738	3,015,088
	Bristol-Myers Squibb Co.	201,784	7,183,510
	Eli Lilly & Co.	121,993	5,371,352
	Forest Laboratories, Inc. (a)	31,740	1,064,877
	Hospira, Inc. (a)	19,727	685,513
¤	Johnson & Johnson	328,093	22,710,597
	Merck & Co., Inc.	363,357	16,049,479
	Mylan, Inc. (a)	51,207	1,179,297
	Perrigo Co.	11,161	1,272,577
¤	Pfizer, Inc.	894,563	21,505,295
	Watson Pharmaceuticals, Inc. (a)	15,220	1,184,573
			93,686,051
	Professional Services 0.1%
	Dun & Bradstreet Corp.	5,718	458,526
	Equifax, Inc.	14,381	673,606
	Robert Half International, Inc.	17,081	461,358
			1,593,490
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	47,138	3,408,549
	Apartment Investment & Management Co. Class A	16,912	463,896
	AvalonBay Communities, Inc.	11,392	1,675,649
	Boston Properties, Inc.	17,898	1,984,888
	Equity Residential	35,912	2,273,589
	HCP, Inc.	50,116	2,365,976
	Health Care REIT, Inc.	25,543	1,589,541
	Host Hotels & Resorts, Inc.	85,822	1,259,867
	Kimco Realty Corp.	48,613	947,467
	Plum Creek Timber Co., Inc.	19,293	783,103
	ProLogis, Inc.	55,002	1,778,215
	Public Storage	17,005	2,532,895
	Simon Property Group, Inc.	36,209	5,811,182
	Ventas, Inc.	34,529	2,322,075
	Vornado Realty Trust	22,177	1,851,780
	Weyerhaeuser Co.	64,207	1,499,234
			32,547,906
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. (a)	39,176	610,362

	Road & Rail 0.8%
	CSX Corp.	124,143	2,847,840
	Norfolk Southern Corp.	38,917	2,881,804
	Ryder System, Inc.	6,125	241,570
	Union Pacific Corp.	56,891	6,975,406
			12,946,620
	Semiconductors & Semiconductor Equipment 2.0%
	Advanced Micro Devices, Inc. (a)	70,380	285,743
	Altera Corp.	38,542	1,366,314
	Analog Devices, Inc.	35,641	1,392,850
	Applied Materials, Inc.	153,118	1,667,455
	Broadcom Corp. Class A	59,243	2,007,153
	First Solar, Inc. (a)	7,048	109,526
	Intel Corp.	601,024	15,446,317
	KLA-Tencor Corp.	19,991	1,017,742
	Lam Research Corp. (a)	24,066	828,111
	Linear Technology Corp.	27,501	886,907
	LSI Corp. (a)	67,964	468,952
	Microchip Technology, Inc.	23,125	771,913
	Micron Technology, Inc. (a)	118,225	734,177
	NVIDIA Corp. (a)	73,925	1,000,944
	Teradyne, Inc. (a)	22,301	328,048
	Texas Instruments, Inc.	136,709	3,723,953
	Xilinx, Inc.	31,528	1,021,507
			33,057,612
	Software 3.3%
	Adobe Systems, Inc. (a)	59,269	1,830,227
	Autodesk, Inc. (a)	27,453	931,206
	BMC Software, Inc. (a)	19,244	762,062
	CA, Inc.	42,277	1,017,607
	Citrix Systems, Inc. (a)	22,243	1,616,621
	Electronic Arts, Inc. (a)	37,972	418,452
	Intuit, Inc.	35,082	2,035,458
¤	Microsoft Corp.	893,206	26,322,781
	Oracle Corp.	463,590	14,000,418
	Red Hat, Inc. (a)	23,040	1,236,326
	Salesforce.com, Inc. (a)	16,487	2,050,323
	Symantec Corp. (a)	86,102	1,356,107
			53,577,588
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	9,862	333,336
	AutoNation, Inc. (a)	4,966	195,809
	AutoZone, Inc. (a)	3,187	1,195,858
	Bed Bath & Beyond, Inc. (a)	27,773	1,692,764
	Best Buy Co., Inc.	33,113	599,014
	Carmax, Inc. (a)	27,261	758,674
	GameStop Corp. Class A	15,565	249,351
	Gap, Inc. (The)	39,741	1,171,962
	Home Depot, Inc. (The)	182,859	9,541,583
	Limited Brands, Inc.	28,867	1,372,626
	Lowe's Cos., Inc.	140,576	3,566,413
	O'Reilly Automotive, Inc. (a)	15,064	1,291,587
	Ross Stores, Inc.	26,949	1,790,492
	Staples, Inc.	82,332	1,048,910
	Tiffany & Co.	15,140	831,640
	TJX Cos., Inc.	88,518	3,919,577
	Urban Outfitters, Inc. (a)	13,320	406,926
			29,966,522
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	34,331	1,693,548
	Fossil, Inc. (a)	6,215	445,553
	NIKE, Inc. Class B	43,807	4,089,384
	Ralph Lauren Corp.	7,753	1,119,068
	VF Corp.	10,341	1,543,911
			8,891,464
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	63,093	400,641
	People's United Financial, Inc.	42,518	487,256
			887,897
	Tobacco 1.9%
	Altria Group, Inc.	243,090	8,743,947
	Lorillard, Inc.	15,593	2,005,884
	Philip Morris International, Inc.	203,753	18,631,174
	Reynolds American, Inc.	39,600	1,832,292
			31,213,297
	Trading Companies & Distributors 0.2%
	Fastenal Co.	35,280	1,521,273
	W.W. Grainger, Inc.	7,290	1,493,211
			3,014,484
	Wireless Telecommunication Services 0.2%
	Crown Castle International Corp. (a)	30,804	1,906,152
	MetroPCS Communications, Inc. (a)	35,144	307,861
	Sprint Nextel Corp. (a)	358,254	1,561,987
			3,776,000
	Total Common Stocks (Cost $877,472,770)		1,488,313,477	(b)

		Principal Amount	Value
	Short-Term Investments 9.3%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $26,617 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $30,000 and a Market Value of $30,937)	$26,617	26,617

	Total Repurchase Agreement (Cost $26,617)		26,617

	U.S. Government 9.3%
	United States Treasury Bills
	0.073%, due 10/4/12 (c)	142,900,000	142,881,423
	0.093%, due 10/25/12 (c)(d)	9,600,000	9,597,888

	Total U.S. Government (Cost $152,477,935)		152,479,311
	Total Short-Term Investments (Cost $152,504,552)		152,505,928

	Total Investments (Cost $1,029,977,322) (f)	100.3%	1,640,819,405

	Other Assets, Less Liabilities	(0.3)	(4,463,360)

	Net Assets	100.0%	$1,636,356,045

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.1%
	Standard & Poor's 500 Index Mini September 2012	2,196	$1,243,154

	Total Futures Contracts (Settlement Value $150,931,080) (b)		$1,243,154

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investments. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.2% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(f)	As of July 31, 2012, cost is $1,076,226,750 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$676,891,804
Gross unrealized depreciation	(112,299,149)
Net unrealized appreciation	$564,592,655

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$1,488,313,477	$—	$—	$1,488,313,477
Short-Term Investments
Repurchase Agreement	—	26,617	—	26,617
U.S. Government	—	152,479,311	—	152,479,311
Total Short-Term Investments	—	152,505,928	—	152,505,928
Total Investments in Securities	1,488,313,477	152,505,928	—	1,640,819,405
Other Financial Instruments
Futures Contracts Long (b)	1,243,154	—	—	1,243,154
Total Other Financial Instruments	1,243,154	—	—	1,243,154
Total Investments in Securities and Other Financial Instruments	$1,489,556,631	$152,505,928	$—	$1,642,062,559

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.5%†
	Asset-Backed Security 0.8%
	Automobile 0.8%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$769,411

	Total Asset-Backed Security (Cost $759,400)		769,411

	Corporate Bonds 31.5%
	Aerospace & Defense 0.3%
	United Technologies Corp. 1.20%, due 6/1/15	275,000	279,386

	Agriculture 1.3%
	Philip Morris International, Inc. 6.875%, due 3/17/14	1,070,000	1,178,975

	Auto Manufacturers 1.3%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,198,276

	Banks 9.9%
	Bank of America Corp. 6.50%, due 8/1/16	645,000	728,167
	Capital One Financial Corp. 2.125%, due 7/15/14	515,000	522,166
	Citigroup, Inc. 2.65%, due 3/2/15	835,000	841,436
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	997,876
¤	JPMorgan Chase & Co. 3.70%, due 1/20/15	1,235,000	1,301,397
	KeyCorp 6.50%, due 5/14/13	625,000	651,341
	Morgan Stanley 4.00%, due 7/24/15	895,000	904,756
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,325,725
	U.S. Bancorp 3.15%, due 3/4/15	850,000	901,972
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	838,499
			9,013,335
	Beverages 2.6%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	791,515
	PepsiCo., Inc.
	0.75%, due 3/5/15	560,000	562,586
	0.80%, due 8/25/14	375,000	377,465
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	598,737
			2,330,303
	Cosmetics & Personal Care 1.0%
	Procter & Gamble Co. (The) 0.70%, due 8/15/14	935,000	940,124

	Diversified Financial Services 1.4%
¤	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,290,715

	Electric 1.2%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,100,880

	Food 0.7%
	Kellogg Co. 1.125%, due 5/15/15	305,000	307,807
	Kraft Foods Group, Inc. 1.625%, due 6/4/15 (a)	290,000	294,891
			602,698
	Health Care - Products 1.5%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,332,324

	Insurance 2.4%
¤	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,297,777
	MetLife, Inc. 2.375%, due 2/6/14	890,000	908,692
			2,206,469
	Media 1.0%
	NBC Universal Media LLC 2.10%, due 4/1/14	875,000	891,992

	Miscellaneous - Manufacturing 0.7%
	3M Co. 1.375%, due 9/29/16	660,000	676,926

	Office Equipment/Supplies 0.5%
	Xerox Corp. 8.25%, due 5/15/14	385,000	430,409

	Oil & Gas 0.3%
	Phillips 66 2.95%, due 5/1/17 (a)	285,000	298,942

	Pharmaceuticals 3.2%
¤	Abbott Laboratories 2.70%, due 5/27/15	1,665,000	1,761,543
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,112,936
			2,874,479
	Pipelines 0.6%
	DCP Midstream LLC 9.70%, due 12/1/13 (a)	510,000	558,555

	Semiconductors 1.0%
	Intel Corp. 1.95%, due 10/1/16	910,000	955,532

	Telecommunications 0.6%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	588,940

	Total Corporate Bonds (Cost $27,954,309)		28,749,260

	Mortgage-Backed Securities 4.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.9%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	774,703	824,913
	Bear Stearns Commercial Mortgage Securities
	Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	200,000	213,567
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	400,000	449,039
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	526,637
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	932,328
	RBSCF Trust
	Series 2010-MB1, Class A1 2.367%, due 4/15/24 (a)	665,701	679,547
	Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	450,000	480,114
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (b)	310,000	331,767

	Total Mortgage-Backed Securities (Cost $4,365,759)		4,437,912

	U.S. Government & Federal Agencies 51.3%
	Federal Home Loan Mortgage Corporation 0.9%
	1.00%, due 8/20/14	825,000	836,038

	Federal National Mortgage Association 1.4%
	1.00%, due 9/20/13	1,225,000	1,225,391

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	4.50%, due 11/1/18	166,556	180,067

¤	United States Treasury Notes 48.8%
	0.25%, due 9/15/14	9,250,000	9,253,617
	0.375%, due 3/15/15	6,050,000	6,067,491
	0.375%, due 6/15/15	3,000,000	3,007,734
	0.625%, due 12/31/12	465,000	465,908
	0.625%, due 1/31/13	17,385,000	17,425,072
	1.25%, due 3/15/14	5,500,000	5,591,311
	2.25%, due 5/31/14	2,710,000	2,810,248
			44,621,381
	Total U.S. Government & Federal Agencies (Cost $46,666,822)		46,862,877

	Yankee Bonds 11.1% (c)
	Electric 0.8%
	Enel Finance International S.A. 3.875%, due 10/7/14 (a)	745,000	745,477

	Holding Company - Diversified 1.4%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,290,139

	Mining 2.3%
	Anglo American Capital PLC 9.375%, due 4/8/14 (a)	750,000	845,353
	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,115,000	1,268,531
			2,113,884
	Oil & Gas 5.1%
	BP Capital Markets PLC 5.25%, due 11/7/13	425,000	450,683
	EnCana Corp. 4.75%, due 10/15/13	850,000	886,673
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,020,000
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,322,426
			4,679,782
	Pharmaceuticals 0.6%
	Sanofi 1.20%, due 9/30/14	510,000	517,997

	Telecommunications 0.9%
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	769,615

	Total Yankee Bonds (Cost $9,906,911)		10,116,894

	Total Long-Term Bonds (Cost $89,653,201)		90,936,354

	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $687,665 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $685,000 and a Market Value of $706,388)	687,665	687,665

	Total Short-Term Investment (Cost $687,665)		687,665

	Total Investments (Cost $90,340,866) (d)	100.3%	91,624,019

	Other Assets, Less Liabilities	(0.3)	(241,754)

	Net Assets	100.0%	$91,382,265

¤	Among the Fund's 10 largest issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	As of July 31, 2012, cost is $90,340,866 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,340,759
Gross unrealized depreciation	(57,606)
Net unrealized appreciation	$1,283,153

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$769,411	$—	$769,411
Corporate Bonds	—	28,749,260	—	28,749,260
Mortgage-Backed Securities	—	4,437,912	—	4,437,912
U.S. Government & Federal Agencies	—	46,862,877	—	46,862,877
Yankee Bonds	—	10,116,894	—	10,116,894
Total Long-Term Bonds	—	90,936,354	—	90,936,354
Short-Term Investment
Repurchase Agreement	—	687,665	—	687,665
Total Investments in Securities	$—	$91,624,019	$—	$91,624,019

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Small Cap Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Aerospace & Defense 3.8%
	Curtiss-Wright Corp.	150,850	$4,520,975
	Esterline Technologies Corp. (a)	55,150	3,238,408
	Hexcel Corp. (a)	232,050	5,404,444
			13,163,827
	Auto Components 2.8%
	Dana Holding Corp.	290,750	3,832,085
	Tenneco, Inc. (a)	129,600	3,795,984
	Visteon Corp. (a)	65,250	2,116,057
			9,744,126
	Biotechnology 2.3%
¤	Alkermes PLC (a)	443,185	8,238,809

	Building Products 2.0%
	Armstrong World Industries, Inc.	65,800	2,543,170
	Masco Corp.	169,550	2,039,687
	Simpson Manufacturing Co., Inc.	95,950	2,325,828
			6,908,685
	Capital Markets 0.9%
	Waddell & Reed Financial, Inc. Class A	104,050	3,026,815

	Chemicals 3.5%
	Chemtura Corp. (a)	302,450	4,089,124
	Flotek Industries, Inc. (a)	330,100	3,225,077
	Methanex Corp.	183,950	5,071,501
			12,385,702
	Commercial Banks 4.0%
	Bank of Hawaii Corp.	119,850	5,598,193
	Investors Bancorp, Inc. (a)	361,352	5,879,197
	Texas Capital Bancshares, Inc. (a)	61,650	2,656,499
			14,133,889
	Communications Equipment 1.4%
	Harmonic, Inc. (a)	1,144,735	4,853,676

	Computers & Peripherals 1.5%
	Diebold, Inc.	160,300	5,185,705

	Containers & Packaging 1.3%
	Silgan Holdings, Inc.	107,600	4,434,196

	Diversified Consumer Services 1.8%
	Service Corp. International	489,650	6,292,003

	Diversified Financial Services 1.5%
	CBOE Holdings, Inc.	184,750	5,265,375

	Diversified Telecommunication Services 0.6%
	Lumos Networks Corp.	226,075	2,025,632

	Electric Utilities 4.0%
¤	Great Plains Energy, Inc.	320,100	7,099,818
¤	Westar Energy, Inc.	231,250	7,067,000
			14,166,818
	Electronic Equipment & Instruments 2.8%
	DTS, Inc. (a)	113,816	2,120,392
	MTS Systems Corp.	94,000	4,086,180
	National Instruments Corp.	137,184	3,544,835
			9,751,407
	Energy Equipment & Services 1.4%
	Cal Dive International, Inc. (a)	679,250	1,100,385
	Dril-Quip, Inc. (a)	53,000	3,885,430
			4,985,815
	Food & Staples Retailing 1.1%
	Spartan Stores, Inc.	217,150	3,734,980

	Food Products 5.1%
¤	Flowers Foods, Inc.	311,950	6,666,371
¤	Ingredion, Inc.	144,250	7,489,460
	TreeHouse Foods, Inc. (a)	63,850	3,574,962
			17,730,793
	Health Care Equipment & Supplies 7.0%
	Alere, Inc. (a)	91,550	1,727,549
	Haemonetics Corp. (a)	74,700	5,371,677
	Integra LifeSciences Holdings Corp. (a)	107,600	4,138,296
	Sirona Dental Systems, Inc. (a)	74,428	3,217,522
	Teleflex, Inc.	96,750	6,166,845
	Wright Medical Group, Inc. (a)	205,937	3,838,666
			24,460,555
	Health Care Providers & Services 1.5%
	Bio-Reference Laboratories, Inc. (a)	216,825	5,366,419

	Hotels, Restaurants & Leisure 2.6%
	Multimedia Games Holding Co., Inc. (a)	298,643	4,225,798
	Shuffle Master, Inc. (a)	328,000	4,792,080
			9,017,878
	Household Durables 1.1%
	Ryland Group, Inc. (The)	155,700	3,718,116

	Insurance 1.7%
	Arthur J. Gallagher & Co.	165,750	5,880,810

	IT Services 3.6%
	Forrester Research, Inc.	173,362	4,947,751
¤	NeuStar, Inc. Class A (a)	221,150	7,830,922
			12,778,673
	Machinery 10.8%
	Actuant Corp. Class A	75,200	2,140,192
	Colfax Corp. (a)	53,000	1,533,820
	Harsco Corp.	256,250	5,445,313
	Kaydon Corp.	93,200	1,966,520
	Kennametal, Inc.	79,639	2,938,679
¤	Mueller Industries, Inc.	170,900	7,285,467
	Navistar International Corp. (a)	85,050	2,092,230
¤	Wabtec Corp.	92,931	7,358,277
¤	Woodward, Inc.	205,450	6,896,956
			37,657,454
	Multi-Utilities1.9%
¤	Vectren Corp.	220,400	6,578,940

	Pharmaceuticals 1.8%
	Endo Health Solutions, Inc. (a)	217,100	6,454,383

	Professional Services 0.7%
	Resources Connection, Inc.	227,450	2,567,911

	Real Estate Investment Trusts 1.2%
	Tanger Factory Outlet Centers, Inc.	127,750	4,113,550

	Road & Rail 2.9%
	Con-way, Inc.	123,650	4,404,413
	Genesee & Wyoming, Inc. Class A (a)	93,490	5,801,989
			10,206,402
	Semiconductors & Semiconductor Equipment 2.6%
	Cypress Semiconductor Corp.	268,700	2,872,403
	Teradyne, Inc. (a)	256,500	3,773,115
	Veeco Instruments, Inc. (a)	66,300	2,367,573
			9,013,091
	Software 1.4%
	Progress Software Corp. (a)	159,200	3,094,848
	Solera Holdings, Inc.	51,600	2,014,980
			5,109,828
	Specialty Retail 4.8%
	Express, Inc. (a)	289,950	4,668,195
	JoS. A. Bank Clothiers, Inc. (a)	85,325	3,605,835
	Monro Muffler Brake, Inc.	115,220	3,810,325
	Sonic Automotive, Inc.	267,900	4,586,448
			16,670,803
	Textiles, Apparel & Luxury Goods 4.8%
	G-III Apparel Group, Ltd. (a)	153,500	3,771,495
	Iconix Brand Group, Inc. (a)	290,750	5,154,997
	Perry Ellis International, Inc. (a)	220,400	4,154,540
	Warnaco Group, Inc. (The) (a)	86,700	3,698,622
			16,779,654
	Thrifts & Mortgage Finance 2.6%
	BankUnited, Inc.	192,900	4,699,044
	Brookline Bancorp, Inc.	519,000	4,364,790
			9,063,834
	Trading Companies & Distributors 0.5%
	Titan Machinery, Inc. (a)	67,350	1,915,434

	Total Common Stocks (Cost $297,529,300)		333,381,988

		Principal Amount	Value
	Short-Term Investment 4.9%
	Repurchase Agreement 4.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $17,122,898 (Collateralized by a United States Treasury Note with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $12,390,000 and a Market Value of $17,470,160)	$17,122,893	17,122,893

	Total Short-Term Investment (Cost $17,122,893)		17,122,893

	Total Investments (Cost $314,652,193) (b)	100.2%	350,504,881

	Other Assets, Less Liabilities	(0.2)	(560,665)

	Net Assets	100.0%	$349,944,216

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2012, cost is $315,891,502 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$59,707,283
Gross unrealized depreciation	(25,093,904)
Net unrealized appreciation	$34,613,379

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$333,381,988	$—	$—	$333,381,988
Short-Term Investment
Repurchase Agreement	—	17,122,893	—	17,122,893
Total Investments in Securities	$333,381,988	$17,122,893	$—	$350,504,881

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2012 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds Trust has adopted procedures for the valuation of the Funds' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Sub-Committee to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the primary responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the "Manager"), aided to whatever extent necessary by the portfolio manager or sub-adviser of the Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Securities are valued using unadjusted market prices, when available, as supplied primarily by third party pricing services or dealers. To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing service or broker source. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2012, for the funds investments are included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)

• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2012 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2012, the 130/30 International, Balanced, Epoch International Small Cap, Floating Rate and Intermediate Term Bond Funds held securities with a value of $(609,769), $18, $1,399,882, $2,760,876 and $2,547,843, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of July 31, 2012, foreign equity securities held by all the Funds were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Debt securities are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of July 31, 2012 Floating Rate held securities with a value of 16,458,895 were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay 130/30 Internatonal Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Common Stocks (1 position)	$ 11	Market Approach	Nominal Value	$0.0001
Common Stocks Sold Short (1 position)	(4,667)	Market Approach	Nominal Value	$0.01
	$ (4,656)

MainStay Balanced Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Convertible Bond (1 position)	$ 18	Income Approach	Remaining Assets	$0.01
	$ 18

MainStay Epoch International Small Cap Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Common Stocks (2 positions)	$ 760,843	Income/Market Approach	Discount Rate	10% - 25%
			Estimated Remaining Assets	$0.01
			Offered Quote	2.74 HKD
			Liquidity Discount	20%
	$ 760,843

MainStay Floating Rate Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Floating Rate Loans (7 positions)	$ 17,607,723	Income/Market Approach	Offered Quotes	$94.50 - $100.00
			Debt Coverage	100% - 134%
			Liquidity Discount	10%
Common Stocks (2 positions)	1,612,048	Income/Market Approach	Offered Quotes	$25.50 - $25.75
			Estimated Remaining Value	$92.5 M
	$ 19,219,771

MainStay Intermediate Term Bond Fund

Asset Class	Fair Value at 7/31/12		Valuation Technique	Unobservable Inputs	Range

Corporate Bonds (3 positions)	$ 2,196,451		Income/Market Approach	Treasury Spread	10 yrs.
				Estimated Remaining Claims/Value	$32.4M
				Distribution Percentage	73%
				Probability of Success	20%
				Liquidity Premium	50 bps
				Treasury Spread	5 - 10 yrs.

Mortgage Backed Security (1 position)	331,392		Income/Market Approach	Treasury Spread	405 bps
				Constant Maturity	1 yr.
Warrants (2 positions)	0	(a)	Income Approach	Probability of Liquidity Event	0%
	$ 2,527,843

(a) Less than one dollar.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Jack R.Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 28, 2012